UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30

Registrant is making a filing for 13 of its series:

Wells Fargo Alternative Risk Premia Fund, Wells Fargo California Limited-Term Tax-Free Fund, Wells Fargo California Tax-Free Fund, Wells Fargo High Yield Municipal Bond Fund, Wells Fargo Intermediate Tax/AMT-Free Fund, Wells Fargo Minnesota Tax-Free Fund, Wells Fargo Municipal Bond Fund, Wells Fargo Municipal Sustainability Fund, Wells Fargo Pennsylvania Tax-Free Fund, Wells Fargo Short-Term Municipal Bond Fund, Wells Fargo Strategic Municipal Bond Fund, Wells Fargo Ultra Short-Term Municipal Income Fund, and Wells Fargo Wisconsin Tax-Free Fund.

Date of reporting period: December 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report
December 31, 2020
Wells Fargo
California Limited-Term Tax-Free Fund

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The views expressed and any forward-looking statements are as of December 31, 2020, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo California Limited-Term Tax-Free Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo California Limited-Term Tax-Free Fund for the six-month period that ended December 31, 2020. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 22.16%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 24.33%, while the MSCI EM Index (Net),3 had even stronger performance, with a 31.14% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned 1.29%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 9.44%, and the Bloomberg Barclays Municipal Bond Index,6 returned 3.07% while the ICE BofA U.S. High Yield Index,7 gained a hefty 11.49%.
The stock market rally continued in July.
After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income. However, economic data and a resurgence of COVID-19 cases underscored the urgent need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China’s second-quarter GDP grew 3.2% year over year. The U.S. economy added 1.8 million jobs in July, but a double-digit jobless rate persisted.
The stock market continued to rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases as well as the expiration of the $600 weekly bonus unemployment benefit in July. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
“After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo California Limited-Term Tax-Free Fund

Letter to shareholders (unaudited)
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo California Limited-Term Tax-Free Fund  |  3

Letter to shareholders (unaudited)
Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (expected to be extended through June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo California Limited-Term Tax-Free Fund

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Performance highlights (unaudited)
Investment objective
The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Terry J. Goode
Kim Nakahara*
Brandon Pae
Adrian Van Poppel
Average annual total returns (%) as of December 31, 2020
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SFCIX)	11-18-1992	-0.11	1.13	1.99	1.93	1.53	2.19	0.85	0.80
Class C (SFCCX)	8-30-2002	0.17	0.78	1.43	1.17	0.78	1.43	1.60	1.55
Administrator Class (SCTIX)	9-6-1996	–	–	–	2.04	1.73	2.39	0.79	0.60
Institutional Class (SFCNX)[3]	10-31-2014	–	–	–	2.24	1.84	2.45	0.52	0.50
Bloomberg Barclays Municipal 1-5 Year Blend Index[4]	–	–	–	–	3.15	2.16	2.12	–	–
Bloomberg Barclays California Municipal 1-5 Year Blend Index[5]	–	–	–	–	2.93	1.93	2.07	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.
Please see footnotes on page 7.

6  |  Wells Fargo California Limited-Term Tax-Free Fund

Performance highlights (unaudited)
Effective maturity distribution as of December 31, 2020[6]
Credit quality as of December 31, 2020[7]

*	Ms. Nakahara became a portfolio manager of the Fund on September 1, 2020.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.80% for Class A, 1.55% for Class C, 0.60% for Administrator Class, and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class share expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
[4]	The Bloomberg Barclays Municipal 1–5 Year Blend Index is the 1–5 Year component of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]	The Bloomberg Barclays California Municipal 1-5 Year Blend Index is the 1-5 Year component of the Bloomberg Barclays California Municipal Bond Index. You cannot invest directly in an index.
[6]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo California Limited-Term Tax-Free Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2020 to December 31, 2020.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2020	Ending account value 12-31-2020	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,015.95	$4.07	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class C
Actual	$1,000.00	$1,012.12	$7.86	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Administrator Class
Actual	$1,000.00	$1,016.14	$3.05	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,017.62	$2.54	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.18%
California: 0.18%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (10 shares) 0.51% 144Aø	$ 1,000,000	$ 1,000,000
Total Closed end municipal bond fund obligations (Cost $1,000,000)		1,000,000

	Interest rate	Maturity date
Municipal obligations: 99.40%
California: 93.72%
Airport revenue: 11.24%
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00%	12-31-2023	$ 1,100,000	$ 1,228,898
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2024	955,000	1,084,317
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2024	750,000	865,755
Los Angeles CA Department Airports Airport Revenue Refunding Bond Senior Los Angeles International Airport	5.00	5-15-2032	10,000,000	13,618,300
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2024	5,000,000	5,753,700
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2025	6,000,000	7,155,660
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2026	2,500,000	3,076,550
Los Angeles CA Department of Airports AMT Subordinate Bond Series C	5.00	5-15-2024	4,315,000	4,971,700
Palm Springs CA Airport Passenger Facility Charge Revenue Palm Springs International Airport (BAM Insured)	5.00	6-1-2027	1,205,000	1,401,608
Port of Oakland Revenue Refunding Bond AMT Senior Lien Series P	5.00	5-1-2026	1,000,000	1,061,970
Port of Oakland Revenue Refunding Bond Intermediate Lien Series E	5.00	11-1-2023	200,000	225,632
Port of Oakland Revenue Refunding Bond Intermediate Lien Series H %%	5.00	11-1-2029	1,875,000	2,452,875
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F ##	5.00	7-1-2021	2,585,000	2,639,544
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2022	2,590,000	2,755,061
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2023	2,585,000	2,860,897
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2024	1,760,000	2,018,738
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2027	750,000	940,980
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2028	1,000,000	1,279,550
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2029	1,000,000	1,301,850
San Francisco CA City and Refunding Bond AMT Second Series A	5.00	5-1-2025	740,000	786,583
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  9

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
San Francisco CA City and Refunding Bond AMT Second Series A	5.00%	5-1-2030	$ 3,850,000	$ 4,064,869
San Francisco CA City and Refunding Bond AMT Second Series A	5.50	5-1-2028	250,000	279,038
				61,824,075
Education revenue: 7.25%
California Municipal Finance Authority Revenue Anticipation Notes River Springs 144A	4.00	6-15-2021	2,250,000	2,261,003
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2024	550,000	621,203
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2026	325,000	390,709
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	195,000	198,401
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.00	8-1-2023	445,000	475,620
California Municipal Finance Authority Charter School Revenue Palmdale Aerospace Academy Project Series A 144A	3.88	7-1-2028	1,750,000	1,851,465
California Municipal Finance Authority Revenue Anticipation Notes Highlands Community 144A	4.00	11-15-2021	1,650,000	1,658,415
California Municipal Finance Authority Revenue Refunding Bond Biola University	5.00	10-1-2027	790,000	972,111
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2021	250,000	256,530
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2022	250,000	265,003
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2023	225,000	249,224
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2024	275,000	314,529
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2025	275,000	324,060
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2026	300,000	362,634
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A %%	5.00	11-1-2024	600,000	679,128
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A %%	5.00	11-1-2025	600,000	702,078
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A %%	5.00	11-1-2026	625,000	752,381
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A %%	5.00	11-1-2027	650,000	799,838
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A %%	5.00	11-1-2028	700,000	878,255
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A %%	5.00	11-1-2029	470,000	601,031
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A %%	5.00	11-1-2030	500,000	649,820
California School Finance Authority Bright Star School Obligation Group 144A	5.00	6-1-2027	1,705,000	1,845,986
California School Finance Authority Classical Academies Project Series A 144A	3.25	10-1-2022	1,320,000	1,341,833
California School Finance Authority Coastal Academy Project Series A 144A	5.00	10-1-2022	140,000	146,038
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
California School Finance Authority Rocket Ship Education Series A 144A	5.00%	6-1-2021	$ 205,000	$ 207,306
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2026	500,000	545,570
California Statewide CDA California Baptist University Series A	5.13	11-1-2023	440,000	465,780
California Statewide CDA Refunding Bond California Baptist University Series A 144A	3.00	11-1-2022	895,000	906,680
California Statewide CDA School Facilities	5.88	7-1-2022	645,000	662,912
University of California Series AK	5.00	5-15-2048	10,000,000	11,123,600
University of California Series AR	5.00	5-15-2032	6,000,000	7,351,740
				39,860,883
GO revenue: 23.12%
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2021	550,000	565,378
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2023	725,000	809,847
California	5.00	10-1-2021	6,795,000	7,040,843
California	5.00	11-1-2022	2,500,000	2,721,025
California	5.00	10-1-2023	8,400,000	9,499,644
California	5.25	10-1-2022	2,750,000	2,993,980
California Refunding Bond Various Purpose Bidding Group C (BAM Insured)	5.00	9-1-2027	8,500,000	10,666,820
California Series B	5.00	9-1-2023	10,730,000	12,092,603
California Statewide Refunding Bond Various Purpose	5.00	8-1-2025	3,500,000	4,255,265
California Statewide Series B (1 Month LIBOR+0.76%)±	0.87	12-1-2031	2,500,000	2,502,725
California Statewide Series E (SIFMA Municipal Swap+0.43%)±	0.52	12-1-2029	3,050,000	3,050,458
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2021	400,000	409,516
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2022	750,000	801,743
Coachella Valley CA Unified School District (BAM Insured)	4.00	8-1-2021	2,230,000	2,277,521
Coachella Valley CA Unified School District (BAM Insured)	4.00	8-1-2022	1,000,000	1,058,150
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2021	1,210,000	1,243,832
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2022	1,285,000	1,383,251
El Cerrito CA Tax and Revenue Anticipation Notes	3.00	7-1-2021	1,000,000	1,010,230
El Monte CA City School District CAB BAN ¤	0.00	4-1-2023	2,000,000	1,978,960
El Monte CA Union High School Refunding Bond	5.00	6-1-2021	1,315,000	1,340,406
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2022	500,000	537,325
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2023	805,000	902,075
Huntington Beach CA City School District Election of 2002	4.00	8-1-2021	505,000	516,236
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	4.00	8-1-2021	320,000	326,893
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	4.00	8-1-2022	200,000	211,794
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2023	195,000	218,408
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2024	150,000	174,705
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2025	170,000	205,306
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  11

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00%	8-1-2026	$ 235,000	$ 292,704
Kern CA Community College District CAB Anticipation Notes Facilities ¤	0.00	8-1-2023	2,000,000	1,972,420
La Habra CA School District Refunding Bond	5.00	8-1-2021	805,000	827,371
Long Beach CA Harbor Revenue AMT Series C	5.00	5-15-2027	500,000	588,390
Los Angeles CA Unified School District Measure Q Series C	4.00	7-1-2032	1,000,000	1,263,540
Los Angeles CA Unified School District Refunding Bond Series D	5.00	7-1-2023	6,180,000	6,913,010
Mount San Antonio Community College District CAB ¤	0.00	4-1-2022	10,000,000	9,972,800
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2021	950,000	971,983
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2022	750,000	796,298
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2023	755,000	837,959
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2022	750,000	800,333
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2024	600,000	692,796
Oakland CA Unified School District Refunding Bond	5.00	8-1-2025	1,540,000	1,842,810
Oakland CA Unified School District Refunding Bond Measure B Series B	5.00	8-1-2026	500,000	615,970
Oakland CA Unified School District Refunding Bond Measure J Series C	5.00	8-1-2025	795,000	951,321
Palomar Pomerado Health CA CAB Electric Series A (National Insured)¤	0.00	8-1-2025	1,000,000	949,770
Redondo Beach CA Unified School Election of 2008 Series B	6.38	8-1-2034	670,000	871,335
Sacramento CA City Unified School Election of 2012 Measure Q Series E	5.00	8-1-2029	1,500,000	1,837,830
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2022	485,000	514,566
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2026	2,430,000	2,476,632
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	1.25	8-1-2029	435,000	429,019
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	1.63	8-1-2031	850,000	847,773
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	4.00	8-1-2029	1,000,000	1,234,690
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	4.00	8-1-2031	875,000	1,082,366
San Gorgonio CA Memorial Healthcare Refunding Bond	4.00	8-1-2027	1,090,000	1,243,505
San Gorgonio CA Memorial Healthcare Refunding Bond	4.00	8-1-2030	580,000	671,895
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2021	275,000	281,595
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2022	500,000	531,880
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2023	1,000,000	1,098,080
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2021	345,000	350,489
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2022	425,000	443,233
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2023	405,000	432,990
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2024	420,000	459,824
Soledad CA Unified School District BAN ¤	0.00	8-1-2021	3,000,000	2,991,960
SouthWestern Community College District Refunding Bond	5.00	8-1-2021	2,710,000	2,785,772
Sweetwater CA Union High School District PFA Refunding Bond (BAM Insured)	5.00	8-1-2021	620,000	636,356
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Vacaville CA Unified School District Series C (BAM Insured)	5.00%	8-1-2022	$ 675,000	$ 726,611
Vallejo City CA Unified School District Refunding Bond Series A (National Insured)	5.90	2-1-2022	3,905,000	4,114,464
				127,147,279
Health revenue: 9.96%
California HFFA Catholic Healthcare West Series A	5.25	3-1-2023	4,000,000	4,031,640
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,181,100
California HFFA Memorial Health Services Series A	5.00	10-1-2023	2,475,000	2,679,559
California HFFA Revenue Common Spirit Health Series A	5.00	4-1-2032	1,500,000	1,984,665
California HFFA Revenue Health Series A	5.00	6-1-2031	3,990,000	5,292,456
California HFFA Revenue On Lok Senior Health Services Social	3.00	8-1-2022	325,000	336,564
California HFFA Revenue On Lok Senior Health Services Social	3.00	8-1-2025	475,000	516,021
California HFFA Revenue On Lok Senior Health Services Social	3.00	8-1-2028	400,000	444,004
California HFFA Revenue On Lok Senior Health Services Social	3.00	8-1-2030	210,000	234,217
California HFFA Sutter Health Series A	5.00	11-15-2023	2,500,000	2,830,850
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2023	735,000	800,871
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2024	500,000	564,235
California Municipal Finance Authority Revenue Community Medical Centers Series A	5.00	2-1-2025	1,000,000	1,167,000
California Municipal Finance Authority Revenue Health Right 360 Series A 144A	5.00	11-1-2029	1,170,000	1,375,288
California Municipal Finance Authority Revenue Insured Channing House Project Series A	5.00	5-15-2023	925,000	1,026,602
California Municipal Finance Authority Revenue Insured Paradise Valley Estates Project Series B1	2.25	7-1-2025	2,200,000	2,201,650
California Municipal Finance Authority Revenue Insured Paradise Valley Estates Project Series B2	2.00	7-1-2024	2,500,000	2,501,675
California Municipal Finance Authority Revenue Refunding Bond Community Medical Centers Series A	5.00	2-1-2022	1,000,000	1,048,280
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2027	1,650,000	2,024,699
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	483,440
California Statewide CDA Adventist Health Systems West Series A	5.00	3-1-2024	800,000	914,952
California Statewide CDA Health Facilities Catholic Series F (AGM Insured)€	0.17	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2021	500,000	516,075
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2022	395,000	424,657
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2023	500,000	560,330
California Statewide CDA Huntington Memorial Hospital	5.00	7-1-2025	500,000	592,925
California Statewide CDA Huntington Memorial Hospital	5.00	7-1-2026	500,000	611,235
California Statewide CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2026	250,000	295,238
California Statewide CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2027	300,000	359,460
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  13

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California Statewide CDA Loma Linda University Medical Center Series A 144A	5.00%	12-1-2028	$ 250,000	$ 299,995
California Statewide CDA Revenue Emanate Health Series A	5.00	4-1-2028	755,000	980,322
California Statewide CDA Revenue Emanate Health Series A	5.00	4-1-2029	795,000	1,054,981
California Statewide CDA Revenue Emanate Health Series A	5.00	4-1-2031	1,465,000	1,956,420
California Statewide CDA Viamonte Senior Living Project Series B	3.00	7-1-2025	3,000,000	3,005,580
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2021	275,000	284,444
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2022	375,000	403,553
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2023	300,000	335,031
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2024	300,000	347,109
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2025	330,000	393,106
San Buenaventura CA Community Mental Health System	6.50	12-1-2021	2,585,000	2,694,061
Sierra View CA Local Health Care District Revenue Refunding Bond	4.00	7-1-2023	500,000	538,595
Sierra View CA Local Health Care District Revenue Refunding Bond	4.00	7-1-2025	580,000	654,588
Sierra View CA Local Health Care District Revenue Refunding Bond	5.00	7-1-2027	630,000	769,558
Sierra View CA Local Health Care District Revenue Refunding Bond	5.00	7-1-2029	630,000	790,165
Washington Township CA Health Care District Refunding Bond Series A	4.00	7-1-2033	275,000	322,842
Washington Township CA Health Care District Refunding Bond Series A	5.00	7-1-2023	600,000	661,524
Washington Township CA Health Care District Refunding Bond Series A	5.00	7-1-2029	350,000	447,542
Washington Township CA Health Care District Refunding Bond Series A	5.00	7-1-2030	300,000	389,349
Washington Township CA Health Care District Refunding Bond Series A	5.00	7-1-2031	325,000	419,055
				54,747,508
Housing revenue: 6.23%
California Department of Veterans Affairs Home Purchase Series A	3.50	12-1-2021	855,000	866,149
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	5,152,463	5,806,722
California Independent Cities Finance Authority Mobile Home Park Revenue Refunding Bond Union City Tropics	4.25	5-15-2024	745,000	827,337
California Municipal Finance Authority Housing Revenue Dino Papavero Apartments Project	1.50	6-1-2022	10,000,000	10,047,400
California Municipal Finance Authority Peppertree Senior Apartments Series A (FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,646,600
California Municipal Finance Authority Student Housing Davis I LLC West Village Student Housing Project	5.00	5-15-2024	1,200,000	1,344,696
California Municipal Finance Authority Student Housing Davis I LLC West Village Student Housing Project	5.00	5-15-2025	3,435,000	3,957,910
California Municipal Finance Authority Village Grove Apartments Series A (FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,025,480
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
California Statewide CDA Lancer Educational Student Housing Project Series A 144A	3.00%	6-1-2029	$ 750,000	$ 759,698
California Statewide Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2029	200,000	248,472
California Statewide Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2030	225,000	283,536
FHLMC Multifamily Variable Rate Certificates Series M 057 Class A	2.40	10-15-2029	5,990,000	6,438,771
				34,252,771
Industrial development revenue: 0.64%
San Francisco CA City and County Airports Commission International Airport Revenue AMT Special Facilities Lease SFO Fuel Company Series 2019A	5.00	1-1-2025	3,000,000	3,494,970
Miscellaneous revenue: 11.51%
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2021	1,000,000	1,044,226
Brentwood CA Infrastructure Financing Authority Subordinate Bond Series B	4.00	9-2-2021	1,135,000	1,163,591
California	5.00	9-1-2022	2,240,000	2,419,962
California HFA Revenue Sanitary Francisco Supportive Housing	5.00	4-1-2031	730,000	995,625
California HFA Revenue Sanitary Supportive Housing	5.00	4-1-2029	630,000	831,329
California Infrastructure & Economic Development Bank Refunding Bond California Academy of Sciences Project Series C (1 Month LIBOR+0.38%)±	0.48	8-1-2047	4,000,000	3,999,600
California Public Works Board Department of Corrections & Rehabilitation Series C	5.00	10-1-2022	1,500,000	1,625,460
California Public Works Board Judicial Council Projects Series B	5.00	10-1-2022	500,000	541,820
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2021	200,000	208,166
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2022	200,000	217,510
California Statewide Community Monterey County Savers Bond (BAM Insured)	5.00	8-1-2027	2,185,000	2,747,506
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project	5.00	10-1-2021	720,000	745,286
Compton CA PFA Lease 144A	4.00	9-1-2022	1,040,000	1,056,120
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	2,000,000	2,068,000
Desert Sands CA Unified School District Certificate of Participation (BAM Insured)	5.00	3-1-2024	1,500,000	1,719,615
Golden Empire School California Financing Authority Refunding Bond Kern High School District	5.00	5-1-2021	1,000,000	1,015,250
Inglewood CA Unified School District School Facilities Authority (AGM Insured)	5.25	10-15-2023	8,670,000	9,577,142
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2023	800,000	894,208
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2024	850,000	986,238
Lodi CA PFA Electric Refunding Bond (AGM Insured)	5.00	9-1-2024	1,100,000	1,284,888
Los Angeles CA Public Works Series D	5.00	12-1-2027	1,605,000	1,952,707
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B	5.00	10-1-2025	1,875,000	2,019,750
Mountain HFA California Utility System Revenue Refunding Bond Series A	5.00	12-1-2029	520,000	677,487
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  15

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Mountain HFA California Utility System Revenue Refunding Bond Series A	5.00%	12-1-2030	$ 710,000	$ 917,164
Mountain HFA California Utility System Revenue Refunding Bond Series A	5.00	12-1-2031	745,000	954,904
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District	4.00	9-2-2021	450,000	461,394
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2022	800,000	873,640
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2021	830,000	836,242
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2022	775,000	818,191
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2023	815,000	895,172
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2025	250,000	296,125
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2027	350,000	434,497
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2029	380,000	490,056
Santa Clara County CA Financing Capital Projects Series A	4.00	2-1-2024	6,000,000	6,240,720
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2021	125,000	128,334
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2022	165,000	176,667
Sutter Butte CA Flood Agency Assessment (BAM Insured)	5.00	10-1-2023	1,280,000	1,448,691
Sutter Butte CA Flood Agency Assessment (BAM Insured)	5.00	10-1-2024	715,000	841,677
Sutter Butte CA Flood Agency Assessment (BAM Insured)	5.00	10-1-2025	1,575,000	1,922,776
Turlock CA PFA Water Revenue BAN	4.00	3-1-2027	5,000,000	5,119,100
Visalia CA Certificate of Participation (AGM Insured)	4.00	12-1-2021	250,000	258,568
Visalia CA Certificate of Participation (AGM Insured)	5.00	12-1-2022	335,000	362,751
				63,268,155
Tax revenue: 18.00%
California School Infrastructure Financing Agency Refunding Bond (AGM Insured)	5.00	9-1-2021	500,000	516,015
California Statewide Community Facilities District #2015-01	5.00	9-1-2027	450,000	513,576
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2021	855,000	884,959
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2022	600,000	647,778
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2021	2,425,000	2,489,675
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2022	2,550,000	2,725,721
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2023	1,735,000	1,939,001
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (AGM Insured)	5.00	8-1-2024	1,770,000	2,056,032
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2022	1,830,000	1,962,437
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2024	660,000	761,812
Commerce CA RDA CAB Project #1 ¤	0.00	8-1-2021	290,000	289,487
Commerce CA Successor Agency to the Community Development Commission Refunding Bond Series A (AGM Insured)	5.00	8-1-2023	600,000	670,218
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Dinuba CA RDA Successor Agency to Merged City Project #2 (BAM Insured)	5.00%	9-1-2021	$ 250,000	$ 257,975
Dinuba CA RDA Successor Agency to Merged City Project #2 (BAM Insured)	5.00	9-1-2022	250,000	268,913
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2021	3,170,000	3,258,094
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2022	2,395,000	2,563,967
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2023	1,025,000	1,144,956
Fremont CA Community Facilities District	5.00	9-1-2024	1,000,000	1,146,450
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (BAM Insured)	4.00	10-1-2021	770,000	792,114
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (BAM Insured)	5.00	10-1-2022	3,015,000	3,255,084
Hollister CA RDA Refunding Bond Hollister Community Development Project (BAM Insured)	5.00	10-1-2026	700,000	815,353
Inglewood CA Redevelopment Refunding Bond Subordinate Lien Merged Redevelopment Project (BAM Insured)	5.00	5-1-2025	1,000,000	1,194,730
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2021	340,000	348,548
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2022	365,000	390,488
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2023	375,000	418,144
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2021	565,000	583,024
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2022	615,000	661,525
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	1,009,922
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	484,308
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	4.00	9-1-2024	600,000	680,490
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	5.00	9-1-2025	550,000	667,090
Menifee CA Union School District Public Series A	4.00	9-1-2022	540,000	566,617
Oakdale CA Successor Agency to Oakdale Community RDA Series A (AGM Insured)	5.00	6-1-2027	350,000	430,210
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2023	365,000	404,015
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2025	325,000	384,709
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2021	1,885,000	1,937,497
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2022	1,305,000	1,399,195
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2023	780,000	871,283
Poway CA Unified School District PFA (BAM Insured)	4.00	10-1-2021	185,000	190,313
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2024	1,115,000	1,299,310
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2025	775,000	937,200
Rialto CA RDA Successor Agency to Merged Project Area	5.00	9-1-2022	475,000	510,112
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (AGM Insured)	5.00	6-1-2023	845,000	943,003
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  17

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Roseville CA Finance Authority Special Refunding Bond Series A	5.00%	9-1-2023	$ 400,000	$ 451,136
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2029	300,000	384,879
Roseville CA Special Tax Refunding Bond Community Facilities District	5.00	9-1-2021	500,000	513,830
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2024	1,905,000	2,188,445
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2029	1,595,000	1,957,591
Sacramento CA Transient Occupancy Tax Revenue Convention Center Complex Senior	5.00	6-1-2027	575,000	705,519
Sacramento CA Transportation Authority Sales Tax Refunding Bond Series A (Sumitomo Mitsui Banking Corporation LOC)ø	0.05	10-1-2038	12,000,000	12,000,000
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00	8-1-2025	1,600,000	1,708,944
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2022	375,000	401,948
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Subordinate Bond Series D 144A	3.00	8-1-2021	1,020,000	1,032,485
San Jose CA Convention Center Expansion & Renovation Project	5.25	5-1-2023	1,465,000	1,480,558
San Marcos CA Unified School District Community Facilities District #5 (BAM Insured)	5.00	9-1-2021	270,000	278,648
San Marcos CA Unified School District Community Facilities District #5 (BAM Insured)	5.00	9-1-2022	250,000	270,128
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2021	1,775,000	1,810,571
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2022	1,865,000	1,984,509
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2023	1,945,000	2,158,503
Stockton CA RDA Refunding Bond Series A (AGM Insured)	5.00	9-1-2025	1,675,000	2,025,561
Successor Agency to the Morgan Hill CA RDA Series A	5.00	9-1-2021	1,055,000	1,088,581
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	4.50	9-1-2025	160,000	182,205
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2021	310,000	319,805
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2022	300,000	324,048
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2023	265,000	298,652
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2025	150,000	174,705
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2022	445,000	478,250
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2023	470,000	524,802
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2022	240,000	257,933
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2023	460,000	513,636
Tracy CA Community Facilities District	4.00	9-1-2021	140,000	142,708
Tracy CA Community Facilities District	4.00	9-1-2022	180,000	188,422
Tracy CA Community Facilities District	4.00	9-1-2024	135,000	147,987
Tracy CA Community Facilities District	4.00	9-1-2025	155,000	173,457
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Tracy CA Community Facilities District	5.00%	9-1-2028	$ 425,000	$ 502,945
Transbay Joint Powers Authority Green Subordinated Bond Tax Allocation Bond Series B	2.40	10-1-2049	1,820,000	1,850,157
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2029	500,000	654,375
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2030	500,000	658,565
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2031	400,000	524,260
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A	5.00	9-1-2025	1,000,000	1,210,830
Upland CA Successor Agency to Merged Project Tax Allocation Bond (AGM Insured)	5.00	9-1-2023	1,000,000	1,120,740
Vacaville CA RDA Tax Allocation Subordinate Refunding Bond Redevelopment Projects	5.00	9-1-2021	600,000	618,816
Vacaville CA RDA Tax Allocation Subordinate Refunding Bond Redevelopment Projects	5.00	9-1-2022	1,050,000	1,126,346
Val Verde CA Unified School District (BAM Insured)	4.00	10-1-2021	375,000	385,429
Val Verde CA Unified School District (BAM Insured)	5.00	10-1-2022	665,000	717,954
Western Placer CA Unified School District Special Tax BAN Community Facilities	2.00	6-1-2025	2,000,000	2,071,280
Western Placer CA Unified School District Special Tax BAN Community Facilities	2.00	6-1-2025	5,000,000	5,158,700
Yuba City CA RDA Refunding Bond (AGM Insured)	5.00	9-1-2025	750,000	906,968
				98,947,161
Tobacco revenue: 1.47%
California County CA Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2030	450,000	616,496
California County CA Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2031	550,000	748,407
California County CA Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2032	300,000	404,586
California County CA Tobacco Securitization Agency Settlement Subordinate Refunding Bond Series B1	1.75	6-1-2030	750,000	787,238
California County CA Tobacco Securitization Agency Tabacco Settlement Revenue Sonoma County Securitization	5.00	6-1-2029	500,000	667,505
California County CA Tobacco Securitization Agency Tabacco Settlement Revenue Sonoma County Securitization	5.00	6-1-2030	200,000	271,428
California County CA Tobacco Securitization Agency Tabacco Settlement Revenue Sonoma County Securitization	5.00	6-1-2031	225,000	304,875
California County CA Tobacco Securitization Agency Tabacco Settlement Revenue Sonoma County Securitization	5.00	6-1-2032	250,000	336,535
Golden State Tobacco Securitization Corporation Tobacco Settlement Refunding Bond Series A1	5.00	6-1-2026	3,000,000	3,663,480
Tobacco Securitization Authority Tobacco Settlement Revenue Refunding Bond Asset Backed Senior Series B1 Class 2	2.25	6-1-2029	290,000	292,868
				8,093,418
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  19

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.28%
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	5.00%	7-1-2027	$ 1,000,000	$ 1,023,740
Walnut CA Energy Center Authority Refunding Bond Series A	5.00	1-1-2021	500,000	500,000
				1,523,740
Water & sewer revenue: 4.02%
Eastern California Municipal Water District Refunding Bond Series C (SIFMA Municipal Swap+0.25%)±	0.34	7-1-2046	3,000,000	3,000,900
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2021	1,250,000	1,288,363
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2022	1,250,000	1,346,300
Lower Tule River Irrigation District California Revenue Refunding Bond Series A	5.00	8-1-2031	700,000	895,286
Middle Fork CA Project Finance Authority Revenue Refunding Bond	5.00	4-1-2029	3,525,000	4,441,394
Oxnard CA Financing Authority Refunding Bond (AGM Insured)	5.00	6-1-2021	735,000	749,509
San Francisco City & County CA Public Utilities Commission Series C Green Bond	2.13	10-1-2048	10,000,000	10,394,800
				22,116,552
				515,276,512
Guam: 1.00%
Airport revenue: 0.26%
Guam Port Authority AMT Series B	5.00	7-1-2023	540,000	583,675
Guam Port Authority AMT Series B	5.00	7-1-2024	750,000	833,085
				1,416,760
Miscellaneous revenue: 0.74%
Guam Education Financing Foundation Certificate of Participation Refunding Bond Series A	5.00	10-1-2023	3,840,000	4,101,466
				5,518,226
Illinois: 2.50%
Miscellaneous revenue: 2.04%
Illinois Refunding Bond	5.00	2-1-2025	10,000,000	11,239,800
Tax revenue: 0.46%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2025	650,000	751,056
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	1,500,000	1,782,585
				2,533,641
				13,773,441
Louisiana: 0.18%
Industrial development revenue: 0.18%
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	0.16	11-1-2040	1,000,000	1,000,000
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 0.23%
Tax revenue: 0.23%
New Jersey Statewide Covid-19 Emergency Series A	5.00%	6-1-2027	$ 1,000,000	$ 1,250,700
New York: 1.19%
Industrial development revenue: 1.19%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	6,033,300
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2032	400,000	508,704
				6,542,004
Texas: 0.58%
Industrial development revenue: 0.58%
Houston TX Airport System AMT Revenue Refunding Bond United Airlines Incorporated Terminal E Project	5.00	7-1-2029	3,000,000	3,184,950
Total Municipal obligations (Cost $525,168,863)				546,545,833

		Yield	Shares
Short-term investments: 0.91%
Investment companies: 0.91%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01%	4,980,330	$ 4,981,824
Total Short-term investments (Cost $4,981,632)				4,981,824
Total investments in securities (Cost $531,150,495)	100.49%			552,527,657
Other assets and liabilities, net	(0.49)			(2,705,783)
Total net assets	100.00%			$549,821,874

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  21

Portfolio of investments—December 31, 2020 (unaudited)
Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$0	$126,651,290	$(121,671,321)	$1,663	$192	$4,981,824	0.91%	4,980,330	$838
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo California Limited-Term Tax-Free Fund

Statement of assets and liabilities—December 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $526,168,863)	$ 547,545,833
Investments in affiliated securites, at value (cost $4,981,632)	4,981,824
Receivable for interest	5,987,082
Receivable for Fund shares sold	284,072
Prepaid expenses and other assets	23,274
Total assets	558,822,085
Liabilities
Payable for when-issued transactions	7,418,586
Payable for Fund shares redeemed	567,761
Payable for investments purchased	388,581
Dividends payable	321,440
Management fee payable	187,268
Administration fees payable	50,423
Distribution fee payable	4,910
Trustees’ fees and expenses payable	2,946
Accrued expenses and other liabilities	58,296
Total liabilities	9,000,211
Total net assets	$549,821,874
Net assets consist of
Paid-in capital	$ 537,741,931
Total distributable earnings	12,079,943
Total net assets	$549,821,874
Computation of net asset value and offering price per share
Net assets – Class A	$ 109,728,469
Shares outstanding – Class A1	10,161,756
Net asset value per share – Class A	$10.80
Maximum offering price per share – Class A2	$11.02
Net assets – Class C	$ 6,830,330
Shares outstanding – Class C1	632,680
Net asset value per share – Class C	$10.80
Net assets – Administrator Class	$ 33,507,505
Shares outstanding – Administrator Class[1]	3,151,052
Net asset value per share – Administrator Class	$10.63
Net assets – Institutional Class	$ 399,755,570
Shares outstanding – Institutional Class[1]	37,615,780
Net asset value per share – Institutional Class	$10.63
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  23

Statement of operations—six months ended December 31, 2020 (unaudited)

Investment income
Interest	$ 6,473,673
Income from affiliated securities	838
Total investment income	6,474,511
Expenses
Management fee	1,129,493
Administration fees
Class A	88,786
Class C	8,131
Administrator Class	17,803
Institutional Class	164,596
Shareholder servicing fees
Class A	138,728
Class C	12,662
Administrator Class	44,082
Distribution fee
Class C	37,958
Custody and accounting fees	14,852
Professional fees	24,310
Registration fees	30,165
Shareholder report expenses	17,888
Trustees’ fees and expenses	9,874
Other fees and expenses	10,429
Total expenses	1,749,757
Less: Fee waivers and/or expense reimbursements
Fund-level	(61,658)
Class A	(12,655)
Class C	(1,045)
Administrator Class	(16,266)
Net expenses	1,658,133
Net investment income	4,816,378
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	1,694
Affiliated securities	1,663
Net realized gains on investments	3,357
Net change in unrealized gains (losses) on
Unaffiliated securities	4,498,709
Affiliated securities	192
Net change in unrealized gains (losses) on investments	4,498,901
Net realized and unrealized gains (losses) on investments	4,502,258
Net increase in net assets resulting from operations	$9,318,636
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo California Limited-Term Tax-Free Fund

Statement of changes in net assets

	Six months ended December 31, 2020 (unaudited)		Year ended June 30, 2020
Operations
Net investment income		$ 4,816,378		$ 10,591,143
Net realized gains (losses) on investments		3,357		(2,011,911)
Net change in unrealized gains (losses) on investments		4,498,901		156,794
Net increase in net assets resulting from operations		9,318,636		8,736,026
Distributions to shareholders from
Net investment income and net realized gains
Class A		(821,241)		(1,951,518)
Class C		(37,213)		(155,931)
Administrator Class		(298,982)		(1,557,961)
Institutional Class		(3,659,676)		(6,927,187)
Total distributions to shareholders		(4,817,112)		(10,592,597)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,164,206	12,509,440	3,369,604	36,073,328
Class C	7,151	77,065	88,077	949,155
Administrator Class	73,655	779,599	1,703,444	18,088,534
Institutional Class	9,160,280	96,972,111	19,764,617	207,728,606
		110,338,215		262,839,623
Reinvestment of distributions
Class A	69,755	750,610	167,382	1,796,887
Class C	3,299	35,492	13,502	145,080
Administrator Class	27,784	294,336	146,796	1,555,763
Institutional Class	191,724	2,030,378	351,574	3,712,830
		3,110,816		7,210,560
Payment for shares redeemed
Class A	(1,175,538)	(12,646,217)	(2,891,560)	(30,846,221)
Class C	(496,827)	(5,336,794)	(834,983)	(8,963,587)
Administrator Class	(420,247)	(4,449,292)	(8,618,652)	(91,158,851)
Institutional Class	(7,854,597)	(83,106,198)	(14,430,301)	(152,265,703)
		(105,538,501)		(283,234,362)
Net increase (decrease) in net assets resulting from capital share transactions		7,910,530		(13,184,179)
Total increase (decrease) in net assets		12,412,054		(15,040,750)
Net assets
Beginning of period		537,409,820		552,450,570
End of period		$ 549,821,874		$ 537,409,820
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  25

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.71	$10.76	$10.61	$10.79	$11.04	$10.83
Net investment income	0.08	0.19	0.20	0.19	0.18	0.17
Net realized and unrealized gains (losses) on investments	0.09	(0.05)	0.15	(0.18)	(0.25)	0.21
Total from investment operations	0.17	0.14	0.35	0.01	(0.07)	0.38
Distributions to shareholders from
Net investment income	(0.08)	(0.19)	(0.20)	(0.19)	(0.18)	(0.17)
Net asset value, end of period	$10.80	$10.71	$10.76	$10.61	$10.79	$11.04
Total return[1]	1.59%	1.30%	3.33%	0.05%	(0.64)%	3.54%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.85%	0.84%	0.83%	0.83%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.48%	1.76%	1.87%	1.73%	1.65%	1.56%
Supplemental data
Portfolio turnover rate	9%	27%	11%	45%	21%	21%
Net assets, end of period (000s omitted)	$109,728	$108,189	$101,765	$119,657	$148,933	$196,629

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo California Limited-Term Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.71	$10.76	$10.61	$10.79	$11.04	$10.83
Net investment income	0.04 [1]	0.11 [1]	0.12	0.11	0.10	0.09
Net realized and unrealized gains (losses) on investments	0.09	(0.05)	0.15	(0.18)	(0.25)	0.21
Total from investment operations	0.13	0.06	0.27	(0.07)	(0.15)	0.30
Distributions to shareholders from
Net investment income	(0.04)	(0.11)	(0.12)	(0.11)	(0.10)	(0.09)
Net asset value, end of period	$10.80	$10.71	$10.76	$10.61	$10.79	$11.04
Total return[2]	1.21%	0.54%	2.56%	(0.70)%	(1.38)%	2.76%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.60%	1.60%	1.59%	1.58%	1.58%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	0.73%	1.01%	1.12%	0.98%	0.90%	0.81%
Supplemental data
Portfolio turnover rate	9%	27%	11%	45%	21%	21%
Net assets, end of period (000s omitted)	$6,830	$11,981	$19,929	$26,868	$34,113	$40,098

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  27

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.55	$10.60	$10.45	$10.63	$10.87	$10.66
Net investment income	0.09 [1]	0.21 [1]	0.22	0.20 [1]	0.20	0.19
Net realized and unrealized gains (losses) on investments	0.08	(0.05)	0.15	(0.18)	(0.24)	0.21
Total from investment operations	0.17	0.16	0.37	0.02	(0.04)	0.40
Distributions to shareholders from
Net investment income	(0.09)	(0.21)	(0.22)	(0.20)	(0.20)	(0.19)
Net asset value, end of period	$10.63	$10.55	$10.60	$10.45	$10.63	$10.87
Total return[2]	1.61%	1.50%	3.56%	0.23%	(0.38)%	3.78%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.78%	0.79%	0.78%	0.77%	0.77%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.68%	1.95%	2.07%	1.93%	1.84%	1.75%
Supplemental data
Portfolio turnover rate	9%	27%	11%	45%	21%	21%
Net assets, end of period (000s omitted)	$33,508	$36,591	$108,484	$133,581	$162,747	$226,581

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo California Limited-Term Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.54	$10.59	$10.44	$10.62	$10.86	$10.66
Net investment income	0.10	0.22	0.23	0.21	0.21	0.20
Net realized and unrealized gains (losses) on investments	0.09	(0.05)	0.15	(0.18)	(0.24)	0.20
Total from investment operations	0.19	0.17	0.38	0.03	(0.03)	0.40
Distributions to shareholders from
Net investment income	(0.10)	(0.22)	(0.23)	(0.21)	(0.21)	(0.20)
Net asset value, end of period	$10.63	$10.54	$10.59	$10.44	$10.62	$10.86
Total return[1]	1.76%	1.60%	3.66%	0.33%	(0.28)%	3.79%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.51%	0.50%	0.50%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	1.78%	2.06%	2.17%	2.03%	1.95%	1.86%
Supplemental data
Portfolio turnover rate	9%	27%	11%	45%	21%	21%
Net assets, end of period (000s omitted)	$399,756	$380,649	$322,273	$325,973	$370,824	$351,080

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Limited-Term Tax-Free Fund  |  29

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo California Limited-Term Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

30  |  Wells Fargo California Limited-Term Tax-Free Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2020, the aggregate cost of all investments for federal income tax purposes was $531,150,495 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$21,850,805
Gross unrealized losses	(473,643)
Net unrealized gains	$21,377,162
As of June 30, 2020, the Fund had capital loss carryforwards which consisted of $7,970,774 in short-term capital losses and $2,043,017 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$ 0	$ 1,000,000	$0	$ 1,000,000
Municipal obligations	0	546,545,833	0	546,545,833
Short-term investments
Investment companies	4,981,824	0	0	4,981,824
Total assets	$4,981,824	$547,545,833	$0	$552,527,657

Wells Fargo California Limited-Term Tax-Free Fund  |  31

Notes to financial statements (unaudited)
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the six months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2020, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.80% for Class A shares, 1.55% for Class C shares, 0.60% for Administrator Class shares and 0.50% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

32  |  Wells Fargo California Limited-Term Tax-Free Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2020, Funds Distributor received $591 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2020.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $40,127,000, $38,010,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2020.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2020 were $62,709,423 and $49,547,027, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2020, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund invested a concentration of its portfolio in the state of California.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years,

Wells Fargo California Limited-Term Tax-Free Fund  |  33

Notes to financial statements (unaudited)
and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
10. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement(s). The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

34  |  Wells Fargo California Limited-Term Tax-Free Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo California Limited-Term Tax-Free Fund  |  35

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

36  |  Wells Fargo California Limited-Term Tax-Free Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo California Limited-Term Tax-Free Fund  |  37

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
1  Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.
2  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

38  |  Wells Fargo California Limited-Term Tax-Free Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0121-00272 02-21
SA248/SAR248 12-20

Semi-Annual Report
December 31, 2020
Wells Fargo
California Tax-Free Fund

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The views expressed and any forward-looking statements are as of December 31, 2020, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo California Tax-Free Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo California Tax-Free Fund for the six-month period that ended December 31, 2020. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 22.16%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 24.33%, while the MSCI EM Index (Net),3 had even stronger performance, with a 31.14% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned 1.29%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 9.44%, and the Bloomberg Barclays Municipal Bond Index,6 returned 3.07% while the ICE BofA U.S. High Yield Index,7 gained a hefty 11.49%.
The stock market rally continued in July.
After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income. However, economic data and a resurgence of COVID-19 cases underscored the urgent need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China’s second-quarter GDP grew 3.2% year over year. The U.S. economy added 1.8 million jobs in July, but a double-digit jobless rate persisted.
The stock market continued to rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases as well as the expiration of the $600 weekly bonus unemployment benefit in July. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Andrew Owen
President
Wells Fargo Funds
“After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo California Tax-Free Fund

Letter to shareholders (unaudited)
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo California Tax-Free Fund  |  3

Letter to shareholders (unaudited)
Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (expected to be extended through June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo California Tax-Free Fund

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Performance highlights (unaudited)
Investment objective
The Fund seeks current income exempt from federal income tax and California individual income tax.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Terry J. Goode
Kim Nakahara*
Brandon Pae
Adrian Van Poppel
Average annual total returns (%) as of December 31, 2020
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SCTAX)	10-6-1988	-0.55	2.30	4.54	4.10	3.25	5.02	0.81	0.75
Class C (SCTCX)	7-1-1993	2.29	2.48	4.25	3.29	2.48	4.25	1.56	1.50
Administrator Class (SGCAX)	12-15-1997	–	–	–	4.22	3.44	5.23	0.75	0.55
Institutional Class (SGTIX)[3]	10-31-2014	–	–	–	4.29	3.51	5.27	0.48	0.48
Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	5.21	3.91	4.63	–	–
Bloomberg Barclays Municipal Bond: California Index[5]	–	–	–	–	5.15	3.84	5.07	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk, high-yield securities risk, and nondiversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.
Please see footnotes on page 7.

6  |  Wells Fargo California Tax-Free Fund

Performance highlights (unaudited)
Effective maturity distribution as of December 31, 2020[6]
Credit quality as of December 31, 2020[7]

*	Ms. Nakahara became a portfolio manager of the Fund on September 1, 2020.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, 0.55% for Administrator Class, and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Municipal Bond: California Index is the California component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.
[6]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.
[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo California Tax-Free Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2020 to December 31, 2020.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2020	Ending account value 12-31-2020	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,032.31	$3.84	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class C
Actual	$1,000.00	$1,028.89	$7.67	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Administrator Class
Actual	$1,000.00	$1,033.31	$2.82	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.80	0.55%
Institutional Class
Actual	$1,000.00	$1,033.67	$2.46	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.39%
California: 0.39%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (50 Shares) 0.51% 144Aø	$ 5,000,000	5,000,000
Total Closed end municipal bond fund obligations (Cost $5,000,000)		5,000,000

	Interest rate	Maturity date
Municipal obligations: 97.86%
California: 95.00%
Airport revenue: 6.99%
California Municipal Finance Authority AMT Senior Lien Linxs Apartment Project Series A	5.00	12-31-2043	5,730,000	6,767,703
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	4.00	5-15-2044	3,500,000	3,994,830
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	5.00	5-15-2047	5,000,000	5,938,600
Los Angeles CA Department of Airports AMT Subordinated Los Angeles International Airport	5.00	5-15-2044	2,880,000	3,498,566
Los Angeles CA Department of Airports Revenue AMT Senior Los Angeles International Airport	4.00	5-15-2050	17,040,000	19,884,317
Los Angeles CA Department of Airports Revenue Refunding Senior Los Angeles International Airport	5.00	5-15-2032	2,085,000	2,839,416
Los Angeles CA Department of Airports Revenue Refunding Senior Los Angeles International Airport	5.00	5-15-2034	5,000,000	6,717,750
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2037	7,300,000	8,915,271
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2038	3,000,000	3,655,320
San Diego County CA Regional Airport Authority Revenue Refunding Subordinated Series A	5.00	7-1-2044	3,045,000	3,817,334
San Francisco City & County Airport Commission San Francisco International Airport Series A	5.00	5-1-2047	7,715,000	9,140,115
San Francisco City & County Airport Commission San Francisco International Airport Series E	5.00	5-1-2050	5,000,000	6,130,950
San Jose CA Airport AMT Refunding Bond Series A	5.00	3-1-2047	4,000,000	4,678,160
San Jose CA Airport Refunding Bond Series B	5.00	3-1-2042	1,750,000	2,087,733
				88,066,065
Education revenue: 5.86%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	3,086,371
California Financial Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2046	1,670,000	1,816,710
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	195,000	198,401
California Municipal Finance Authority California Baptist University Series A 144A	5.00	11-1-2025	1,025,000	1,115,856
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.75	8-1-2033	1,525,000	1,692,704
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,107,640
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  9

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
California Municipal Finance Authority Education Revenue Literacy First Charter Schools	5.00%	12-1-2039	$ 1,390,000	$ 1,661,773
California Municipal Finance Authority Education Revenue Stream Charter School Project 144A	5.00	6-15-2041	925,000	990,379
California Municipal Finance Authority Education Revenue Stream Charter School Project 144A	5.00	6-15-2051	1,265,000	1,335,119
California Municipal Finance Authority Refunding Bond Biola University Incorporated	5.00	10-1-2035	600,000	714,198
California Municipal Finance Authority Revenue Refunding University Pacific Series A %%	4.00	11-1-2042	1,600,000	1,812,352
California Municipal Financing Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2041	1,250,000	1,368,363
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2047	1,000,000	1,100,440
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2054	1,000,000	1,096,190
California School Finance Authority Charter School Revenue Aspire Public Schools 144A	5.00	8-1-2050	1,770,000	2,133,558
California School Finance Authority Charter School Revenue Lifeline Education Charter School Project 144A	5.00	7-1-2045	800,000	893,520
California School Finance Authority Green Dot Public Schools Projects 144A	4.00	8-1-2025	475,000	524,562
California School Finance Authority Green Dot Public Schools Projects 144A	5.00	8-1-2035	2,525,000	2,839,994
California School Finance Authority KIPP Louisiana School Projects Series A 144A	5.00	7-1-2035	1,000,000	1,155,700
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2036	945,000	1,028,944
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2046	2,100,000	2,256,807
California Statewide CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2032	1,135,000	1,308,076
California Statewide CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2041	2,875,000	3,242,368
California Statewide CDA School Facility Alliance for College-Ready Public Schools	6.75	7-1-2031	1,625,000	1,676,659
California University Systemwide Refunding Bond Series A	4.00	11-1-2038	8,000,000	9,110,000
California University Systemwide Refunding Bond Series A	5.00	11-1-2045	6,400,000	7,666,560
University of California Series AI	5.00	5-15-2038	2,000,000	2,199,240
University of California Series K	4.00	5-15-2046	5,295,000	5,971,383
University of California Series M	4.00	5-15-2047	11,155,000	12,748,269
				73,852,136
GO revenue: 30.37%
Alhambra CA Unified School District Election of 2008 Series B (AGM Insured)	6.00	8-1-2029	4,100,000	4,238,334
Alvord CA Unified School District Election of 2012 Series A (AGM Insured)	5.25	8-1-2037	1,620,000	1,832,026
Antelope Valley CA Community College District Election of 2016 Series B	3.00	8-1-2050	4,500,000	4,871,205
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,259,612
Beaumont CA Unified School District Election of 2008 Series D (BAM Insured)	5.25	8-1-2044	2,000,000	2,434,680
Cabrillo CA Unified School District CAB Series A (Ambac Insured)¤	0.00	8-1-2021	1,500,000	1,495,125
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
California Statewide Series B (1 Month LIBOR+0.76%)±	0.87%	12-1-2031	$ 2,500,000	$ 2,502,725
California Various Purposes	4.00	11-1-2035	2,715,000	3,416,366
California Various Purposes	4.00	3-1-2036	2,500,000	3,100,625
California Various Purposes	4.00	3-1-2050	6,000,000	7,183,020
California Various Purposes	4.00	11-1-2050	5,000,000	5,638,600
California Various Purposes	5.00	9-1-2029	1,475,000	1,521,758
California Various Purposes	5.00	9-1-2032	5,100,000	5,723,016
California Various Purposes (BAM Insured)	5.00	9-1-2035	35,000,000	43,150,800
California Various Purposes	5.00	2-1-2038	5,000,000	5,459,000
California Various Purposes	5.00	10-1-2039	5,000,000	6,062,100
California Various Purposes	5.00	8-1-2046	10,000,000	12,209,300
California Various Purposes	5.00	4-1-2049	2,500,000	3,168,825
California Various Purposes	5.25	9-1-2028	5,000,000	5,167,000
California Various Purposes	5.25	4-1-2035	12,640,000	13,395,619
Center Unified School District California CAB Series C (National Insured)¤	0.00	9-1-2021	5,000,000	4,982,050
Centinela Valley CA Union High School District Election of 2008 Series B	6.00	8-1-2036	2,500,000	2,865,550
Centinela Valley CA Union High School District Election of 2008 Series C	5.00	8-1-2035	2,000,000	2,334,520
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2029	1,750,000	1,572,585
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2033	1,500,000	1,217,865
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (AGC Insured)¤	0.00	8-1-2024	1,000,000	972,720
Compton CA Community College CAB Election of 2002 Series C ¤	0.00	8-1-2035	3,445,000	2,603,145
Contra Costa County CA Community College District Election of 2006	5.00	8-1-2038	3,250,000	3,654,495
Delano CA Union High School Election of 2010 Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,525,560
Escondido CA Union High School CAB Election of 2008 Series A (AGC Insured)¤	0.00	8-1-2027	8,385,000	7,871,335
Escondido CA Union School District	4.00	8-1-2043	2,150,000	2,493,162
Eureka CA City Schools Election 2014 (BAM Insured)	4.00	8-1-2049	3,750,000	4,404,750
Garden Grove CA Unified School District Election of 2010 Series C	5.25	8-1-2037	2,000,000	2,261,760
Hayward CA Unified School District Refunding Bond	5.00	8-1-2038	6,000,000	7,015,260
Inglewood CA Unified School District Election of 2012 GO Bond Series B (BAM Insured)	5.00	8-1-2036	200,000	242,008
Inglewood CA Unified School District Election of 2012 GO Bond Series B (BAM Insured)	5.00	8-1-2038	500,000	602,920
Lancaster CA School District Election of 2012 Series D (BAM Insured)	4.00	8-1-2045	5,970,000	6,946,334
Lancaster CA School District Election of 2012 Series D (BAM Insured)	4.00	8-1-2047	4,305,000	4,995,479
Long Beach CA Unified School District CAB Election of 2008 Series B ¤	0.00	8-1-2035	2,000,000	1,520,000
Long Beach CA Unified School District Election of 2008 Series F	3.00	8-1-2047	15,000,000	16,335,750
Long Beach CA Unified School District Unrefunded Bond Election of 2008 Series A	5.50	8-1-2026	95,000	95,369
Los Angeles CA Community College District Refunding Bond	4.00	8-1-2038	10,000,000	11,631,100
Los Angeles CA Unified School District Series C	4.00	7-1-2044	1,000,000	1,206,700
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  11

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Lynwood CA Unified School District Election of 2012 Series A (AGM Insured)	5.00%	8-1-2033	$ 5,000	$ 5,602
Merced CA City School District Election of 2014	5.00	8-1-2045	1,000,000	1,170,980
Merced CA Union High School District CAB Series C ¤	0.00	8-1-2032	3,380,000	2,807,969
Mount San Antonio CA Community College District CAB Election of 2008 Series A ¤	0.00	8-1-2024	1,610,000	1,580,634
Natomas CA Unified School District Series 1999 (National Insured)	5.95	9-1-2021	125,000	127,319
New Haven CA Unified School District Election of 2014 Series C	3.00	8-1-2049	2,750,000	2,956,883
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (AGM Insured)¤	0.00	8-1-2023	1,500,000	1,478,550
Oakland CA Unified School District Alameda	5.00	8-1-2029	10,125,000	12,326,378
Oakland CA Unified School District Election of 2012	5.50	8-1-2023	500,000	550,570
Oakland CA Unified School District Election of 2012	6.63	8-1-2038	7,750,000	8,035,045
Oakland CA Unified School District Election of 2012 Series A	5.00	8-1-2040	3,600,000	4,174,272
Oxnard CA School District Election of 2012 Series D (AGM Insured)	5.00	8-1-2034	1,695,000	2,057,340
Pajaro Valley CA Unified School District Election of 2012 Series A	5.00	8-1-2038	1,700,000	1,911,582
Paramount CA Unified School District CAB Election of 2006 ¤	0.00	8-1-2033	2,500,000	2,007,150
Piedmont CA Unified School District Election of 2016	3.00	8-1-2049	10,325,000	11,264,369
Pomona CA Unified School District Series A (National Insured)	6.55	8-1-2029	1,480,000	1,917,740
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A ¤	0.00	8-1-2024	1,800,000	1,759,014
Rialto CA Unified School District CAB Election of 2010 Series A (AGM Insured)¤	0.00	8-1-2026	3,320,000	3,164,458
Sacramento CA Unified School District Election of 2012 Series A (BAM Insured)	5.25	8-1-2033	1,000,000	1,109,700
Sacramento CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2033	2,735,000	3,192,812
San Bernardino County CA Community Election of 2008 Series D	5.00	8-1-2045	2,000,000	2,422,480
San Bernardino County CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2040	8,000,000	9,395,120
San Diego CA Community College Election of 2002	5.00	8-1-2031	4,000,000	4,492,360
San Diego CA Unified School District	4.00	7-1-2047	2,025,000	2,336,992
San Francisco CA Community College District Election of 2020 Series A	4.00	6-15-2045	3,400,000	4,087,650
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2032	1,750,000	1,939,770
San Gorgonio CA Memorial Healthcare Refunding Bond	5.50	8-1-2028	2,525,000	2,872,238
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2033	3,195,000	3,735,626
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2034	3,315,000	3,875,931
San Jose CA Unified School District Santa Clara County	4.00	8-1-2042	4,000,000	4,779,600
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D ¤	0.00	8-1-2033	7,000,000	2,634,100
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D ¤	0.00	8-1-2036	11,130,000	3,267,323
San Mateo County CA Jefferson Union High School District Prerefunded CAB Election of 2006 Series D ¤	0.00	8-1-2034	6,915,000	2,392,867
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
San Mateo County CA Jefferson Union High School District Unrefunded CAB Election of 2006 Series D ¤	0.00%	8-1-2034	$ 2,990,000	$ 1,034,361
San Rafael CA City High School District CAB Election of 2002 Series B (National Insured)¤	0.00	8-1-2023	1,260,000	1,246,770
San Rafael City CA High School District Election of 2015 Series C	4.00	8-1-2043	1,500,000	1,787,895
Sanger CA Unified School District Refunding Bond (National Insured)	5.60	8-1-2023	370,000	380,941
Santa Ana CA Unified School District CAB Election of 2008 Series B (AGC Insured)¤	0.00	8-1-2038	15,000,000	10,347,000
Santa Rosa CA High School District Prerefunded Bond	5.00	8-1-2024	750,000	806,235
Santa Rosa CA High School District Unrefunded Bond	5.00	8-1-2024	255,000	274,010
Sierra Kings CA Health Care District	5.00	8-1-2028	1,000,000	1,151,740
Sierra Kings CA Health Care District	5.00	8-1-2032	1,500,000	1,704,900
Sierra Kings CA Health Care District	5.00	8-1-2037	1,750,000	1,962,940
Simi Valley CA Unified School District	4.00	8-1-2048	3,250,000	3,739,418
Sonoma Valley CA Unified School District CAB Election of 2010 Series A ¤	0.00	8-1-2027	1,020,000	956,893
Stockton CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2038	1,025,000	1,155,575
Tulare CA Local Health Care District Refunding Bond (BAM Insured)	4.00	8-1-2039	1,850,000	2,182,371
Washington Township CA Health Care District Election of 2004 Series B	5.50	8-1-2038	1,500,000	1,704,300
West Contra Costa CA Unified School District (AGM Insured)	5.25	8-1-2024	1,350,000	1,389,447
West Contra Costa CA Unified School District CAB Election of 2005 Series B	6.00	8-1-2027	1,080,000	1,444,241
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (AGC Insured)¤	0.00	8-1-2021	6,000,000	5,991,780
West Contra Costa CA Unified School District Election of 2010 Series F (AGM Insured)	4.00	8-1-2049	1,265,000	1,496,799
West Contra Costa CA Unified School District Election of 2012 Series E (AGM Insured)	4.00	8-1-2049	2,060,000	2,437,474
Wiseburn CA School District CAB (AGC Insured)¤	0.00	8-1-2027	1,525,000	1,428,773
				382,634,440
Health revenue: 14.69%
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured O'Connor Woods Project	5.00	1-1-2043	5,000,000	5,443,150
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured Senior Living Odd Fellows Home of California Series A	5.00	4-1-2042	1,100,000	1,197,934
California HFFA Catholic Healthcare West Series A	5.25	3-1-2023	3,000,000	3,023,730
California HFFA El Camino Hospital	5.00	2-1-2035	3,000,000	3,667,710
California HFFA LA Biomedical Research Institute at Harbor-UCLA Medical Center	5.00	9-1-2048	6,095,000	7,099,639
California HFFA Nevada Methodist Homes	5.00	7-1-2030	1,830,000	2,183,959
California HFFA Nevada Methodist Homes	5.00	7-1-2035	1,000,000	1,182,480
California HFFA Nevada Methodist Homes	5.00	7-1-2045	4,500,000	5,239,305
California HFFA Refunding Bond Cedars Sinai Medical Center Series B	4.00	8-15-2039	10,500,000	12,025,650
California HFFA Refunding Bond Children's Hospital Series A	5.00	8-15-2047	10,050,000	11,744,430
California HFFA Revenue City of Hope	5.00	11-15-2049	8,000,000	9,648,560
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  13

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California HFFA Revenue Stanford Health Care Series A	4.00%	8-15-2050	$11,000,000	$ 13,172,610
California HFFA Sutter Health Series D	5.25	8-15-2031	3,100,000	3,196,720
California Municipal Finance Authority Refunding Bond Channing House Project Series A	5.00	5-15-2034	1,000,000	1,233,200
California Municipal Finance Authority Refunding Bond Community Medical Centers Series A	5.00	2-1-2047	6,625,000	7,681,224
California Municipal Finance Authority Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,609,412
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2037	500,000	575,090
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2047	5,365,000	6,022,534
California State Health Facilities Financing Authority	4.00	11-15-2048	5,000,000	5,643,550
California State Health Facilities Financing Authority	4.00	11-1-2051	3,000,000	3,439,920
California State Health Facilities Financing Authority	5.00	11-15-2046	2,040,000	2,595,268
California State Health Facilities Financing Authority	5.00	11-15-2046	2,960,000	3,533,914
California State Health Facilities Financing Authority Senior Health Services	5.00	8-1-2040	700,000	870,387
California State Health Facilities Financing Authority Senior Health Services	5.00	8-1-2050	1,000,000	1,222,120
California State Health Facilities Financing Authority Series A	4.00	11-1-2040	1,375,000	1,628,591
California State Health Facilities Financing Authority Series A	4.00	4-1-2045	5,500,000	6,339,135
California State Municipal Finance Authority Revenue	4.00	12-1-2039	1,240,000	1,517,524
California State Municipal Finance Authority Revenue	4.00	12-1-2049	2,915,000	3,449,786
California State Municipal Finance Authority Revenue	5.00	7-1-2039	1,000,000	1,260,500
California State Municipal Finance Authority Revenue	5.00	7-1-2049	2,650,000	3,259,527
California Statewide CDA Adventist Health System Series A	5.00	3-1-2045	2,500,000	2,920,900
California Statewide CDA Enloe Medical Center	5.00	8-15-2033	1,650,000	1,976,552
California Statewide CDA Enloe Medical Center	5.00	8-15-2035	1,000,000	1,194,190
California Statewide CDA Enloe Medical Center	5.00	8-15-2038	2,000,000	2,375,000
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	5,150,000	5,674,425
California Statewide CDA Redwoods Projects	5.13	11-15-2035	1,500,000	1,675,635
California Statewide CDA Revenue Refunding Bond Adventist Health System West Series A	5.00	3-1-2048	5,000,000	6,054,250
California Statewide Communities Development Authority Revenue Emanate Heath Series A	3.00	4-1-2050	1,000,000	1,059,640
California Statewide Communities Development Authority Revenue Emanate Heath Series A	4.00	4-1-2045	2,000,000	2,334,280
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2036	700,000	851,333
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2037	500,000	606,595
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2038	450,000	544,734
Palomar Health CA Refunding Bond	5.00	11-1-2042	4,000,000	4,604,160
San Buenaventura CA Community Mental Health System	8.00	12-1-2031	1,615,000	1,713,079
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	7,790,000	8,698,470
University of California Regents Medical Center Series J	5.00	5-15-2033	2,265,000	2,518,680
University of California Regents Medical Center Series L	4.00	5-15-2044	4,065,000	4,592,434
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	2,210,000	2,451,266
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Washington Township CA Health Care District Series A	5.00%	7-1-2026	$ 1,190,000	$ 1,395,358
Washington Township CA Health Care District Series A	5.00	7-1-2042	1,000,000	1,162,630
				185,111,170
Housing revenue: 3.50%
California Community Housing Agency Essential Housing Revenue Arbors Series A 144A	5.00	8-1-2050	1,000,000	1,150,050
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	3,000,000	3,351,540
California Community Housing Agency Workforce Apartments Series A 144A	5.00	4-1-2049	3,000,000	3,395,190
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	8,497,095	9,576,056
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2029	500,000	610,800
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC West Village Projects	5.00	5-15-2051	6,700,000	7,753,843
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00	5-15-2029	625,000	773,575
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00	5-15-2052	5,650,000	6,624,117
California State Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2050	565,000	673,435
California Statewide CDA Poway Retirement Housing Foundation Housing Incorporated Series A	5.25	11-15-2035	1,500,000	1,680,915
Contra Costa County CA Home Mortgage Revenue Bonds GNMA Mortgage-Backed Securities Program (GNMA Insured)	7.75	5-1-2022	45,000	47,619
Independent Cities California Finance Authority Mobile Home Park Revenue	5.00	5-15-2048	2,000,000	2,404,360
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,141,860
Independent Cities California Finance Refunding Bond Santa Rose Leisure Mobile	5.00	8-15-2046	1,570,000	1,795,091
Sacramento County CA Housing Authority Multifamily Housing Revenue (FNMA Insured, FNMA LIQ)ø	0.09	7-15-2029	470,000	470,000
San Diego CA Housing Revenue Park & Market Apartments Series A (Bank of Tokyo-Mitsubishi LOC)ø	0.11	6-1-2057	2,700,000	2,700,000
				44,148,451
Miscellaneous revenue: 13.82%
Alameda CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2034	1,005,000	1,138,595
Anaheim CA PFA CAB Subordinate Lien Bond Public Improvements Project Series C (AGM Insured)¤	0.00	9-1-2025	10,000,000	9,567,500
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	3,000,000	3,324,750
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	4,200,000	4,618,656
California Enterprise Development Authority Lease Revenue Riverside County Library Facilities Project	4.00	11-1-2049	1,900,000	2,121,616
California Infrastructure & Economic Development Bank Lease Revenue	5.00	8-1-2044	4,000,000	5,069,760
California Infrastructure & Economic Development King City Joint Union High School	5.75	8-15-2029	2,150,000	2,153,333
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  15

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
California Public Works Board California State University Projects Series B-1	5.70%	3-1-2035	$ 2,210,000	$ 2,218,398
California Public Works Board Judicial Council Projects Series A	5.00	3-1-2038	7,000,000	7,640,990
California Public Works Board Judicial Council Projects Series D	5.25	12-1-2025	4,000,000	4,186,040
California Public Works Board Various Capital Projects Series A	5.00	4-1-2037	4,925,000	5,190,310
California Public Works Board Various Capital Projects Series G	5.00	11-1-2037	23,000,000	24,808,030
California Public Works Board Various Capital Projects Series I	5.50	11-1-2033	2,000,000	2,276,460
California Public Works University of California Board of Regents Series G	5.00	12-1-2030	9,850,000	10,285,863
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (AGM Insured)	5.25	10-1-2027	1,040,000	1,043,661
California Statewide Communities Series A	5.00	9-2-2047	2,000,000	2,333,980
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	5,620,000	5,811,080
Emeryville CA PFA Assessment District Refinancing	5.90	9-2-2021	205,000	205,695
Fresno CA Joint Powers Financing Authority Lease Revenue Master Lease Projects Series A (AGM Insured)	4.00	4-1-2046	1,225,000	1,417,484
Fullerton CA Joint Union High School Project Certificate of Participation (BAM Insured)	5.00	9-1-2035	1,385,000	1,621,503
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2025	725,000	871,617
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2026	400,000	478,836
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2042	1,500,000	1,716,750
Jefferson CA Union High School District Certificate of Participation Teacher and Staff Housing Project (BAM Insured)	4.00	8-1-2045	1,400,000	1,630,888
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Ambac Insured)	5.00	9-1-2025	2,310,000	2,318,247
Los Angeles CA Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	3,304,330
Madera County CA Public Financing Authority Government Center Refinancing Hall (BAM Insured)	4.00	10-1-2050	8,320,000	9,777,747
Modesto CA Irrigation District Financing Authority Series A	5.00	10-1-2040	3,500,000	4,097,975
Montclair CA PFA Lease Refunding Bond (AGM Insured)	5.00	10-1-2035	2,400,000	2,764,056
Mountain House CA Financing Authority Utility System Revenue Series A	5.00	12-1-2034	535,000	671,569
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (National Insured)¤	0.00	6-1-2026	10,000,000	9,503,400
Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2035	1,300,000	1,557,530
Sacramento CA City School Joint Refunding Bond Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,398,235
San Jose CA Unified School District CAB (AGM Insured)¤	0.00	1-1-2021	1,205,000	1,205,000
San Jose CA Unified School District CAB (AGM Insured)¤	0.00	1-1-2026	3,175,000	3,084,576
San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A	5.00	12-1-2041	500,000	500,845
San Mateo Foster City CA Public Financing Authority Revenue Sanitary Mateo Street & Flood Control Projects	4.00	5-1-2045	3,750,000	4,408,725
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00%	9-1-2037	$ 250,000	$ 269,738
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2042	625,000	674,344
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2047	1,000,000	1,078,950
Simi Valley CA Unified School District Capital Improvement Projects (Ambac Insured)	5.25	8-1-2022	930,000	955,119
Stockton CA Unified School District Community Improvement Project	5.00	2-1-2033	550,000	685,460
Sutter Butte CA Flood Control Agency (BAM Insured)	5.00	10-1-2040	3,545,000	4,193,629
Torrance CA Certificate of Participation	5.25	6-1-2039	5,385,000	6,140,731
Union Sanitary District CA Financing Authority Revenue Series A	3.00	9-1-2045	2,500,000	2,729,450
Union Sanitary District CA Financing Authority Revenue Series A	3.00	9-1-2050	3,000,000	3,250,260
Upland CA Certificate of Participation San Antonio Regional Hospital	5.00	1-1-2047	1,955,000	2,228,876
Ventura County CA PFA Series A	5.00	11-1-2038	4,250,000	4,626,593
				174,157,180
Tax revenue: 9.56%
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 17C	5.00	9-1-2043	750,000	858,480
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 17C	5.00	9-1-2048	1,100,000	1,252,130
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 8D Series A	5.00	9-1-2043	750,000	858,480
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 8D Series A	5.00	9-1-2048	1,035,000	1,178,141
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Ambac Insured)	5.75	8-1-2030	3,190,000	4,253,674
California Statewide CDA Community Facilities District #2015-01	5.00	9-1-2047	1,420,000	1,635,229
California Statewide Communities Development Authority Special Tax Community Facilities District #2017-01	5.00	9-1-2048	5,000,000	5,812,850
Casitas CA Municipal Water District Community Facilities District #2013-1-OJAI Series B (BAM Insured)	5.25	9-1-2047	5,000,000	6,083,500
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,660,250
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2033	880,000	1,007,081
Chino CA Community Facilities District Special Tax #2003-3 Improvement Area #7	5.00	9-1-2048	2,500,000	2,902,650
Chula Vista CA Community Facilities District Special Tax #16-I Improvement Area #1	5.00	9-1-2043	500,000	570,875
Chula Vista CA Community Facilities District Special Tax #16-I Improvement Area #1	5.00	9-1-2048	1,000,000	1,133,530
City of Roseville CA	5.00	9-1-2045	1,280,000	1,466,317
Corona CA Community Facilities District #2018-1 Improvement Area #1 2018 Special Tax Bond Series A	5.00	9-1-2048	1,000,000	1,111,930
Corona Norco CA Unified School Districts Special Tax Community Facilities District #16-1	5.00	9-1-2048	1,500,000	1,706,010
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  17

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Dinuba CA RDA Merged City Redevelopment Project (BAM Insured)	5.00%	9-1-2033	$ 1,500,000	$ 1,720,155
Elk Grove CA Financing Authority Special Tax Refunding Bond (BAM Insured)	5.00	9-1-2038	1,500,000	1,742,400
Fairfield CA Community Facilities District Special Tax Bond Number 2019 One Lake Improvement Area 144A	5.00	9-1-2050	3,000,000	3,481,020
Folsom Ranch Financing Authority California Facilities District #20 Russell	5.00	9-1-2048	1,650,000	1,872,684
Fremont CA Community Facilities District #1 Refunding Bond	5.00	9-1-2040	2,700,000	3,036,555
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (BAM Insured)	5.00	5-1-2034	500,000	606,770
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (BAM Insured)	5.00	5-1-2038	305,000	367,000
Inland Valley CA Development Agency Series A	5.25	9-1-2037	4,000,000	4,502,560
Irvine CA Unified School District Special Tax Community Facilities District #09 1 Series A (BAM Insured)	4.00	9-1-2044	1,000,000	1,169,820
Irvine CA Unified School District Special Tax Community Facilities District #09 1 Series A (BAM Insured)	4.00	9-1-2050	3,000,000	3,484,860
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2033	1,500,000	1,722,900
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2038	1,635,000	1,874,822
Lancaster CA RDA Tax Allocation Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,429,068
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,982,104
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,677,920
Orange County CA Community Facilities District #2015-1 Esencia Village Series A	5.25	8-15-2045	1,950,000	2,216,624
Rancho Cucamonga CA RDA Rancho Redevelopment Project Area (AGM Insured)	5.00	9-1-2032	1,870,000	2,157,812
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Ambac Insured)¤	0.00	7-15-2030	3,505,000	3,006,624
Rio Vista CA Community Facilities District Special Tax #2018-1	5.00	9-1-2048	1,185,000	1,346,053
Riverside County CA Community Facilities Districts Special Tax #05-8	5.00	9-1-2048	1,600,000	1,821,280
Romoland School District Community Facilities District #2004-1 Heritage Lake Improvement Area #4 Series 2018 Special Tax Bond	5.00	9-1-2048	3,000,000	3,424,950
Sacramento CA Transient Occupancy Tax Convention Center Complex Series A	5.00	6-1-2048	3,750,000	4,362,038
San Bernardino CA Special Tax Community Facilities District #2006-1 Series 2018	5.00	9-1-2048	1,200,000	1,361,952
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2040	970,000	1,098,263
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2046	1,180,000	1,322,910
San Diego CA RDA CAB Tax Allocation Centre (AGM Insured)¤	0.00	9-1-2023	885,000	872,583
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
San Francisco CA City & County RDA Mission Bay South Redevelopment Project Series A	5.00%	8-1-2043	$ 2,500,000	$ 2,817,575
San Francisco CA City & County RDA Tax Transbay Infrastructure Project Third Lien Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,817,595
San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	4,000,000	3,125,160
San Marcos CA Unified School District Special Tax Community Facilities District #4 (BAM Insured)	5.00	9-1-2034	1,705,000	1,983,461
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2028	1,290,000	1,496,103
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2029	1,325,000	1,534,602
Santa Ana CA Community Redevelopment Merged Project Area Series A	6.00	9-1-2022	2,000,000	2,018,480
Sonoma CA CDA Successor Agency to Sonoma Redevelopment Project Tax Allocation Bond (National Insured)	5.00	6-1-2033	1,325,000	1,575,094
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2033	340,000	395,107
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2038	400,000	458,632
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2033	250,000	288,205
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2038	250,000	285,443
Tracy Hills CA Improvement Area #1 Community Facilities District #2016-1 Special Tax Bonds Series 2018	5.00	9-1-2048	2,750,000	3,082,145
Transbay Joint Powers Authority Tax Allocation California Senior Series A Green Bonds	5.00	10-1-2045	2,000,000	2,498,900
Transbay Joint Powers Authority Tax Allocation California Senior Series A Green Bonds	5.00	10-1-2049	2,200,000	2,733,060
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2040	750,000	853,470
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2045	1,000,000	1,129,250
Union City CA Community RDA Successor Agency to Community Redevelopment Project Tax Allocation Refunding Bond Series A	5.00	10-1-2036	1,000,000	1,174,750
				120,419,886
Tobacco revenue: 0.72%
California County CA Tobacco Securitization Agency ¤	0.00	6-1-2055	14,000,000	2,629,900
California County CA Tobacco Securitization Agency	5.00	6-1-2050	750,000	867,945
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	2,000,000	2,480,400
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-2	5.00	6-1-2047	3,000,000	3,111,840
				9,090,085
Transportation revenue: 1.92%
Bay Area CA Toll Authority Toll Bridge Series S-4	5.00	4-1-2030	2,000,000	2,217,200
Bay Area CA Toll Authority Toll Bridge Series S-H	5.00	4-1-2049	8,000,000	10,027,680
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  19

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Foothill-Eastern Corridor CA Transportation Agency Subordinated Bond Series B-3	5.50%	1-15-2053	$ 8,000,000	$ 8,596,560
San Francisco CA Municipal Transportation	5.00	3-1-2039	3,000,000	3,371,610
				24,213,050
Utilities revenue: 3.67%
Banning CA Financing Authority Refunding Bond Electric System Project (AGM Insured)	5.00	6-1-2037	5,000,000	5,852,200
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2040	3,715,000	4,438,979
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2045	1,060,000	1,263,255
Imperial CA Irrigation District Electric System Refunding Bond Series C	5.00	11-1-2038	2,500,000	3,026,375
Los Angeles CA Department of Water and Power Series E	5.00	7-1-2044	12,475,000	14,304,334
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	4,000,000	6,409,520
M-S-R California Energy Authority Gas Series C	6.13	11-1-2029	1,035,000	1,324,448
Northern California Power Agency Public Power Prerefunded Bond (Ambac Insured)	7.50	7-1-2023	25,000	25,876
Redding CA Joint Powers Financing Authority Election System Series A	5.00	6-1-2032	440,000	532,347
Roseville CA Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	2,274,119
Southern California Public Power Authority Natural Gas Project #1 Series A	5.25	11-1-2025	1,000,000	1,218,300
Turlock CA Irrigation District Refunding Bond Subordinate First Priority	5.50	1-1-2041	2,000,000	2,000,000
Walnut CA Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,568,295
				46,238,048
Water & sewer revenue: 3.90%
Adelanto CA Public Utility Authority Refunding Bond (AGM Insured)	5.00	7-1-2039	2,000,000	2,455,900
Bakersfield CA Wastewater Revenue Refunding Series A	5.00	9-15-2032	1,615,000	2,244,802
Bay Area CA Water Supply & Conservation Agency Series A	5.00	10-1-2034	6,000,000	6,582,900
Compton CA Sewer Revenue	6.00	9-1-2039	1,775,000	1,778,887
El Dorado CA Irrigation District Refunding Bond Series A (AGM Insured)	5.25	3-1-2039	2,000,000	2,318,920
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (National Insured)	5.00	9-1-2032	2,000,000	2,311,660
Los Angeles CA Department of Water and Power Series A	5.00	7-1-2047	4,285,000	5,660,442
Los Angeles CA Department of Water and Power Series C %%	5.00	7-1-2041	5,000,000	6,696,150
Merced CA Irrigation District Water & Hydroelectric System Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,624,360
Pico Rivera CA Water Authority Series A	6.25	12-1-2032	3,385,000	3,418,918
San Buenaventura CA Public Facilities Financing Authority Series B	5.00	7-1-2042	4,000,000	4,287,160
San Francisco CA City & County Public Utilities Commission Water Revenue Subordinated Series A	4.00	11-1-2050	1,525,000	1,848,483
San Francisco CA City & County Public Utilities Commission Water Revenue Subordinated Series C	4.00	11-1-2045	1,650,000	2,012,208
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Tulare CA Sewer Refunding Bond (AGM Insured)	5.00%	11-15-2041	$ 1,500,000	$ 1,767,135
Vallejo CA Refunding Bond	5.25	5-1-2031	1,000,000	1,115,950
				49,123,875
				1,197,054,386
Guam: 0.59%
Tax revenue: 0.08%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,031,180
Water & sewer revenue: 0.51%
Guam Government Waterworks Authority	5.25	7-1-2033	1,500,000	1,685,175
Guam Government Waterworks Authority	5.50	7-1-2043	3,125,000	3,530,125
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,000,000	1,240,030
				6,455,330
				7,486,510
Illinois: 0.89%
Miscellaneous revenue: 0.89%
Illinois Refunding Bond	5.00	2-1-2025	10,000,000	11,239,800
Louisiana: 0.40%
Industrial development revenue: 0.40%
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	0.16	11-1-2040	5,000,000	5,000,000
New York: 0.48%
Industrial development revenue: 0.48%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	6,033,300
Ohio: 0.06%
Tobacco revenue: 0.06%
Buckeye OH Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	5,000,000	761,200
Texas: 0.44%
Resource recovery revenue: 0.44%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	0.18	4-1-2040	500,000	500,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Bond Series D ø	0.23	11-1-2040	5,000,000	5,000,000
				5,500,000
Total Municipal obligations (Cost $1,123,537,650)				1,233,075,196

The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  21

Portfolio of investments—December 31, 2020 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.77%
Investment companies: 0.77%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01%	9,676,193	$ 9,679,095
Total Short-term investments (Cost $9,678,801)				9,679,095
Total investments in securities (Cost $1,138,216,451)	99.02%			1,247,754,291
Other assets and liabilities, net	0.98			12,300,631
Total net assets	100.00%			$1,260,054,922

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$1,010,188	$129,354,225	$(120,684,102)	$(1,409)	$193	$9,679,095	0.77%	9,676,193	$23,165
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo California Tax-Free Fund

Statement of assets and liabilities—December 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $1,128,537,650)	$ 1,238,075,196
Investments in affiliated securites, at value (cost $9,678,801)	9,679,095
Cash	143,250
Receivable for interest	14,557,979
Receivable for Fund shares sold	12,524,088
Prepaid expenses and other assets	34,462
Total assets	1,275,014,070
Liabilities
Payable for when-issued transactions	8,398,434
Payable for investments purchased	4,065,647
Payable for Fund shares redeemed	903,228
Dividends payable	826,599
Management fee payable	347,076
Administration fees payable	138,242
Distribution fee payable	14,935
Trustees’ fees and expenses payable	2,858
Accrued expenses and other liabilities	262,129
Total liabilities	14,959,148
Total net assets	$1,260,054,922
Net assets consist of
Paid-in capital	$ 1,179,013,096
Total distributable earnings	81,041,826
Total net assets	$1,260,054,922
Computation of net asset value and offering price per share
Net assets – Class A	$ 511,001,946
Shares outstanding – Class A1	42,130,460
Net asset value per share – Class A	$12.13
Maximum offering price per share – Class A2	$12.70
Net assets – Class C	$ 21,397,710
Shares outstanding – Class C1	1,729,943
Net asset value per share – Class C	$12.37
Net assets – Administrator Class	$ 335,281,177
Shares outstanding – Administrator Class[1]	27,590,111
Net asset value per share – Administrator Class	$12.15
Net assets – Institutional Class	$ 392,374,089
Shares outstanding – Institutional Class[1]	32,288,023
Net asset value per share – Institutional Class	$12.15
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  23

Statement of operations—six months ended December 31, 2020 (unaudited)

Investment income
Interest	$ 21,110,047
Income from affiliated securities	23,165
Total investment income	21,133,212
Expenses
Management fee	2,356,816
Administration fees
Class A	410,794
Class C	19,913
Administrator Class	164,976
Institutional Class	147,452
Shareholder servicing fees
Class A	641,485
Class C	31,073
Administrator Class	412,329
Distribution fee
Class C	93,218
Custody and accounting fees	16,611
Professional fees	31,508
Registration fees	31,210
Shareholder report expenses	21,494
Trustees’ fees and expenses	9,874
Other fees and expenses	14,279
Total expenses	4,403,032
Less: Fee waivers and/or expense reimbursements
Fund-level	(253,675)
Class A	(80,546)
Class C	(3,711)
Administrator Class	(166,359)
Net expenses	3,898,741
Net investment income	17,234,471
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	348,521
Affiliated securities	(1,409)
Net realized gains on investments	347,112
Net change in unrealized gains (losses) on
Unaffiliated securities	21,866,975
Affiliated securities	193
Net change in unrealized gains (losses) on investments	21,867,168
Net realized and unrealized gains (losses) on investments	22,214,280
Net increase in net assets resulting from operations	$39,448,751
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo California Tax-Free Fund

Statement of changes in net assets

	Six months ended December 31, 2020 (unaudited)		Year ended June 30, 2020
Operations
Net investment income		$ 17,234,471		$ 33,386,632
Net realized gains (losses) on investments		347,112		(5,706,707)
Net change in unrealized gains (losses) on investments		21,867,168		2,627,052
Net increase in net assets resulting from operations		39,448,751		30,306,977
Distributions to shareholders from
Net investment income and net realized gains
Class A		(6,878,084)		(14,141,709)
Class C		(240,244)		(643,653)
Administrator Class		(4,751,813)		(8,419,907)
Institutional Class		(5,438,659)		(9,838,880)
Total distributions to shareholders		(17,308,800)		(33,044,149)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,756,530	45,153,216	11,036,626	131,693,675
Class C	160,911	1,976,490	278,006	3,385,392
Administrator Class	3,016,706	36,235,685	8,864,944	106,569,369
Institutional Class	8,859,914	107,066,130	10,316,056	123,479,416
		190,431,521		365,127,852
Reinvestment of distributions
Class A	536,112	6,451,972	1,122,167	13,411,897
Class C	18,677	229,187	49,002	597,402
Administrator Class	382,022	4,606,046	691,273	8,273,557
Institutional Class	210,440	2,537,407	356,230	4,265,361
		13,824,612		26,548,217
Payment for shares redeemed
Class A	(3,693,094)	(44,302,061)	(11,116,036)	(132,686,298)
Class C	(707,531)	(8,658,174)	(765,067)	(9,324,238)
Administrator Class	(1,120,058)	(13,520,306)	(3,617,140)	(42,474,283)
Institutional Class	(4,288,608)	(51,748,894)	(7,724,779)	(92,150,306)
		(118,229,435)		(276,635,125)
Net increase in net assets resulting from capital share transactions		86,026,698		115,040,944
Total increase in net assets		108,166,649		112,303,772
Net assets
Beginning of period		1,151,888,273		1,039,584,501
End of period		$1,260,054,922		$1,151,888,273
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  25

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.91	$11.91	$11.64	$11.83	$12.45	$11.79
Net investment income	0.16	0.35	0.37	0.37	0.36	0.36
Net realized and unrealized gains (losses) on investments	0.23	(0.00) [1]	0.28	(0.19)	(0.62)	0.66
Total from investment operations	0.39	0.35	0.65	0.18	(0.26)	1.02
Distributions to shareholders from
Net investment income	(0.17)	(0.35)	(0.38)	(0.37)	(0.36)	(0.36)
Net asset value, end of period	$12.13	$11.91	$11.91	$11.64	$11.83	$12.45
Total return[2]	3.23%	2.93%	5.70%	1.55%	(2.09)%	8.77%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.81%	0.83%	0.83%	0.82%	0.82%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.66%	2.92%	3.22%	3.15%	2.99%	2.96%
Supplemental data
Portfolio turnover rate	4%	23%	9%	33%	48%	17%
Net assets, end of period (000s omitted)	$511,002	$494,450	$482,395	$443,165	$472,584	$528,238

[1]	Amount is more than $(0.005).
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo California Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.14	$12.15	$11.87	$12.07	$12.70	$12.02
Net investment income	0.12	0.27	0.29	0.29	0.27	0.27
Net realized and unrealized gains (losses) on investments	0.23	(0.02)	0.29	(0.20)	(0.63)	0.68
Total from investment operations	0.35	0.25	0.58	0.09	(0.36)	0.95
Distributions to shareholders from
Net investment income	(0.12)	(0.26)	(0.30)	(0.29)	(0.27)	(0.27)
Net asset value, end of period	$12.37	$12.14	$12.15	$11.87	$12.07	$12.70
Total return[1]	2.89%	2.08%	4.95%	0.74%	(2.80)%	8.02%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.56%	1.58%	1.58%	1.57%	1.57%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	1.92%	2.18%	2.47%	2.40%	2.24%	2.21%
Supplemental data
Portfolio turnover rate	4%	23%	9%	33%	48%	17%
Net assets, end of period (000s omitted)	$21,398	$27,413	$32,758	$47,831	$57,727	$66,427

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  27

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.93	$11.94	$11.66	$11.86	$12.48	$11.81
Net investment income	0.18	0.37	0.40	0.39	0.38	0.38
Net realized and unrealized gains (losses) on investments	0.22	(0.01)	0.28	(0.20)	(0.62)	0.67
Total from investment operations	0.40	0.36	0.68	0.19	(0.24)	1.05
Distributions to shareholders from
Net investment income	(0.18)	(0.37)	(0.40)	(0.39)	(0.38)	(0.38)
Net asset value, end of period	$12.15	$11.93	$11.94	$11.66	$11.86	$12.48
Total return[1]	3.33%	3.05%	5.99%	1.67%	(1.88)%	9.06%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.77%	0.77%	0.76%	0.76%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	2.87%	3.13%	3.43%	3.34%	3.16%	3.16%
Supplemental data
Portfolio turnover rate	4%	23%	9%	33%	48%	17%
Net assets, end of period (000s omitted)	$335,281	$301,919	$231,252	$186,626	$210,209	$344,090

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo California Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.93	$11.94	$11.66	$11.86	$12.48	$11.81
Net investment income	0.18	0.38	0.41	0.40	0.39	0.39
Net realized and unrealized gains (losses) on investments	0.22	(0.01)	0.28	(0.20)	(0.62)	0.67
Total from investment operations	0.40	0.37	0.69	0.20	(0.23)	1.06
Distributions to shareholders from
Net investment income	(0.18)	(0.38)	(0.41)	(0.40)	(0.39)	(0.39)
Net asset value, end of period	$12.15	$11.93	$11.94	$11.66	$11.86	$12.48
Total return[1]	3.37%	3.12%	6.07%	1.74%	(1.81)%	9.14%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.48%	0.50%	0.50%	0.49%	0.49%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.94%	3.19%	3.49%	3.42%	3.28%	3.24%
Supplemental data
Portfolio turnover rate	4%	23%	9%	33%	48%	17%
Net assets, end of period (000s omitted)	$392,374	$328,107	$293,180	$287,616	$309,253	$193,154

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo California Tax-Free Fund  |  29

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo California Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

30  |  Wells Fargo California Tax-Free Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2020, the aggregate cost of all investments for federal income tax purposes was $1,138,216,451 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$109,557,896
Gross unrealized losses	(20,056)
Net unrealized gains	$109,537,840
As of June 30, 2020, the Fund had capital loss carryforwards which consisted of $28,787,467 in short-term capital losses .
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$ 0	$ 5,000,000	$0	$ 5,000,000
Municipal obligations	0	1,233,075,196	0	1,233,075,196
Short-term investments
Investment companies	9,679,095	0	0	9,679,095
Total assets	$9,679,095	$1,238,075,196	$0	$1,247,754,291
Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Wells Fargo California Tax-Free Fund  |  31

Notes to financial statements (unaudited)
For the six months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2020, the management fee was equivalent to an annual rate of 0.38% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A shares, 1.50% for Class C shares, 0.55% for Administrator Class shares and 0.48% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

32  |  Wells Fargo California Tax-Free Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2020, Funds Distributor received $11,443 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2020.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $18,180,000, $3,000,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2020.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2020 were $131,144,148 and $45,669,862, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2020, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund invested a concentration of its portfolio in the state of California.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years,

Wells Fargo California Tax-Free Fund  |  33

Notes to financial statements (unaudited)
and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
10. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement(s). The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

34  |  Wells Fargo California Tax-Free Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo California Tax-Free Fund  |  35

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

36  |  Wells Fargo California Tax-Free Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo California Tax-Free Fund  |  37

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
1  Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.
2  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

38  |  Wells Fargo California Tax-Free Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0121-00273 02-21
SA249/SAR249 12-20

Semi-Annual Report
December 31, 2020
Wells Fargo
High Yield Municipal Bond Fund

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The views expressed and any forward-looking statements are as of December 31, 2020, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo High Yield Municipal Bond Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo High Yield Municipal Bond Fund for the six-month period that ended December 31, 2020. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 22.16%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 24.33%, while the MSCI EM Index (Net),3 had even stronger performance, with a 31.14% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned 1.29%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 9.44%, and the Bloomberg Barclays Municipal Bond Index,6 returned 3.07% while the ICE BofA U.S. High Yield Index,7 gained a hefty 11.49%.
The stock market rally continued in July.
After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income. However, economic data and a resurgence of COVID-19 cases underscored the urgent need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China’s second-quarter GDP grew 3.2% year over year. The U.S. economy added 1.8 million jobs in July, but a double-digit jobless rate persisted.
The stock market continued to rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases as well as the expiration of the $600 weekly bonus unemployment benefit in July. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Andrew Owen
President
Wells Fargo Funds
“After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo High Yield Municipal Bond Fund

Letter to shareholders (unaudited)
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo High Yield Municipal Bond Fund  |  3

Performance highlights (unaudited)
Investment objective
The Fund seeks high current income exempt from federal income tax, and capital appreciation.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Dennis Derby
Terry J. Goode
Kerry Laurin*
Average annual total returns (%) as of December 31, 2020
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since Inception	1 year	5 year	Since Inception	Gross	Net [2]
Class A (WHYMX)	1-31-2013	-2.63	3.57	4.49	1.93	4.54	5.10	1.11	0.80
Class C (WHYCX)	1-31-2013	0.26	3.77	4.33	1.26	3.77	4.33	1.86	1.55
Class R6 (EKHRX)[3]	7-31-2018	–	–	–	2.33	4.84	5.39	0.73	0.50
Administrator Class (WHYDX)	1-31-2013	–	–	–	2.13	4.66	5.22	1.05	0.70
Institutional Class (WHYIX)	1-31-2013	–	–	–	2.18	4.79	5.36	0.78	0.55
High Yield Municipal Bond Blended Index[4]	–	–	–	–	5.12	5.52	4.56 *	–	–
Bloomberg Barclays Municipal Bond Index[5]	–	–	–	–	5.21	3.91	3.61 *	–	–
Bloomberg Barclays High Yield Municipal Bond Index[6]	–	–	–	–	4.89	6.56	5.15 *	–	–
* Based on the inception date of the oldest Fund class.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.
Please see footnotes on page 5.

4  |  Wells Fargo High Yield Municipal Bond Fund

Performance highlights (unaudited)
Effective maturity distribution as of December 31, 2020[7]
Credit quality as of December 31, 2020[8]

*	Ms. Laurin became a portfolio manager of the Fund on September 1, 2020.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.80% for Class A, 1.55% for Class C, 0.50% for Class R6, 0.70% for Administrator Class, and 0.55% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	Source: Wells Fargo Funds Management LLC. The High Yield Municipal Bond Blended Index is weighted 60% in the Bloomberg Barclays High Yield Municipal Bond Index and 40% in the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[6]	The Bloomberg Barclays High YieldMunicipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bondmarket within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.
[7]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.
[8]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest).Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo High Yield Municipal Bond Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2020 to December 31, 2020.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2020	Ending account value 12-31-2020	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,061.14	$4.16	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class C
Actual	$1,000.00	$1,058.10	$8.04	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Class R6
Actual	$1,000.00	$1,063.70	$2.60	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Administrator Class
Actual	$1,000.00	$1,062.69	$3.59	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.52	0.69%
Institutional Class
Actual	$1,000.00	$1,062.45	$2.86	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.80	0.55%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 92.58%
Alabama: 0.81%
Water & sewer revenue: 0.81%
Jefferson County AL Warrants CAB Senior Lien Series B (AGM Insured)¤	0.00	10-1-2027	$ 920,000	735,890
Arizona: 5.13%
Education revenue: 1.74%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	160,000	166,571
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	500,000	570,560
Pima County AZ IDA Desert Heights Charter School Facility Refunding Bond	6.00	5-1-2024	325,000	343,957
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	495,000	495,322
				1,576,410
Health revenue: 2.78%
Maricopa County AZ IDA Senior Living Facility Series 2016 144A	6.00	1-1-2048	1,000,000	1,020,110
Tempe AZ IDA Mirabella at ASU Incorporated Project Series A 144A	6.13	10-1-2052	1,400,000	1,489,866
				2,509,976
Housing revenue: 0.61%
Glendale AZ IDA Senior Living Facilities Royal Oaks Inspirata Pointe	5.00	5-15-2056	500,000	552,190
				4,638,576
California: 3.51%
Airport revenue: 1.20%
Los Angeles CA Department of Airports AMT Los Angeles International Airport Subordinate Bond Series F	4.00	5-15-2049	950,000	1,082,772
Education revenue: 0.31%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	250,000	276,910
Miscellaneous revenue: 1.14%
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	1,000,000	1,034,000
Tax revenue: 0.86%
San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	1,000,000	781,290
				3,174,972
Colorado: 10.22%
GO revenue: 8.49%
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,041,080
Colorado Big Dry Creek Metropolitan District Improvement & Refunding Bonds Limited Tax Series A	5.75	12-1-2047	1,000,000	1,055,020
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Municipal Bond Fund  |  7

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Colorado Cottonwood Highlands Metropolitan District #1 Limited Tax Series A	5.00%	12-1-2049	$ 900,000	$ 942,300
Colorado Whispering Pines Metropolitan District #1 Series A	5.00	12-1-2047	966,000	1,003,809
Denver CO International Business Center Metropolitan District #1 Series B	6.00	12-1-2048	1,145,000	1,228,837
Eaton CO Area Park & Recreation District	5.00	12-1-2023	810,000	882,122
Eaton CO Area Park & Recreation District	5.50	12-1-2030	475,000	521,802
Great Western CO Metropolitan District #5 Refunding Bond	4.75	12-1-2050	1,000,000	1,005,220
				7,680,190
Tax revenue: 1.14%
Pueblo CO Urban Renewal Authority Regional Tourism Act Project	5.00	6-1-2036	1,000,000	1,026,060
Transportation revenue: 0.59%
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	500,000	535,955
				9,242,205
Connecticut: 0.70%
GO revenue: 0.70%
Hartford CT Series A	4.00	4-1-2032	325,000	343,701
Hartford CT Series A	5.00	4-1-2024	105,000	115,475
Hartford CT Series B	5.00	4-1-2033	50,000	54,176
Hartford CT Unrefunded Bond Series A	5.00	4-1-2029	45,000	47,321
Hartford CT Unrefunded Bond Series A	5.00	4-1-2030	70,000	73,528
				634,201
Delaware: 1.24%
Education revenue: 1.24%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,000,000	1,123,100
District of Columbia: 0.49%
Tobacco revenue: 0.49%
District of Columbia Tobacco Settlement Financing Corporation	6.75	5-15-2040	435,000	447,019
Florida: 4.15%
Education revenue: 3.97%
Florida Capital Trust Agency Educational Facilities Pineapple Cove Classical Academy Incorporated Project Series A 144A	5.13	7-1-2039	2,000,000	2,215,980
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	250,000	281,548
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A 144A	6.00	9-15-2045	1,000,000	1,089,230
				3,586,758
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.18%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00%	11-1-2038	$ 250,000	$ 162,500
				3,749,258
Georgia: 1.90%
Housing revenue: 0.97%
Cobb County GA Development Authority Student Housing Kennesaw State University Foundation Project Refunding Bond Series C	5.00	7-15-2028	800,000	873,064
Transportation revenue: 0.93%
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A¤	0.00	6-1-2049	1,000,000	845,510
				1,718,574
Idaho: 0.29%
Education revenue: 0.29%
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	250,000	260,535
Illinois: 15.41%
Education revenue: 1.60%
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A 144A	5.25	12-1-2025	800,000	857,368
Illinois Finance Authority Charter Schools Improvement & Refunding Bonds Series A	6.88	10-1-2031	575,000	592,802
				1,450,170
GO revenue: 8.22%
Chicago IL Board of Education CAB School Reform Series A (National Insured)¤	0.00	12-1-2025	500,000	446,585
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	700,000	775,103
Chicago IL Series A	5.00	1-1-2033	310,000	315,450
Chicago IL Series A	6.00	1-1-2038	1,500,000	1,754,850
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured)¤	0.00	12-1-2025	730,000	688,178
Illinois	5.00	3-1-2033	1,000,000	1,027,460
Lake County IL Community Unit School District #187 North Chicago CAB Series A (AGM Insured)¤	0.00	1-1-2023	590,000	574,566
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured)¤	0.00	1-1-2033	1,000,000	763,460
Will County IL Community High School Refunding Bond Tennessee Consolidated Retirement System Series A (BAM Insured)	3.25	1-1-2030	450,000	460,089
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured)¤	0.00	1-1-2027	685,000	626,378
				7,432,119
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Municipal Bond Fund  |  9

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 2.89%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84%	4-15-2028	$1,825,000	$ 1,891,083
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School	6.00	2-1-2034	680,000	723,989
				2,615,072
Tax revenue: 2.70%
Hillside IL Tax Increment Refunding Bond	5.00	1-1-2030	1,345,000	1,407,973
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured)¤	0.00	6-15-2025	1,140,000	1,031,267
				2,439,240
				13,936,601
Kansas: 3.23%
Health revenue: 1.14%
Kansas State Development Finance Authority Revenue Bond Series A	5.25	11-15-2033	1,000,000	1,032,210
Tax revenue: 2.09%
Wyandotte County & Kansas City KS Special Obligation Improvement & Refunding Bonds Plaza Redevelopment Project	4.00	12-1-2028	605,000	603,360
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	2,895,000	1,282,224
				1,885,584
				2,917,794
Kentucky: 1.12%
Health revenue: 1.12%
Kentucky EDFA Rosedale Green Project Refunding Bond	5.50	11-15-2035	1,000,000	1,016,100
Maryland: 1.82%
Education revenue: 1.25%
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	1,000,000	1,127,840
Miscellaneous revenue: 0.57%
Maryland Economic Development Corporation Special Obligation Covington Project	4.00	9-1-2050	500,000	514,115
				1,641,955
Michigan: 5.07%
Education revenue: 0.50%
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.80	9-1-2040	150,000	154,790
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	292,500	292,904
				447,694
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 2.66%
Charyl Stockwell Academy Michigan Public School Refunding Bond	4.88%	10-1-2023	$ 205,000	$ 210,080
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bond Series F	4.50	10-1-2029	1,000,000	1,054,890
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	950,000	950,570
Michigan Public Educational Facilities Authority Chandler Park Academy Project	6.35	11-1-2028	190,000	190,429
				2,405,969
Tax revenue: 1.91%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2021	170,000	166,739
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2024	20,000	17,101
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2025	580,000	470,206
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	1,000,000	1,076,810
				1,730,856
				4,584,519
Minnesota: 1.79%
Education revenue: 0.36%
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	4.40	7-1-2025	105,000	110,853
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A	5.00	7-1-2030	195,000	216,454
				327,307
Health revenue: 0.57%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	500,000	516,495
Housing revenue: 0.86%
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.70	8-1-2026	335,000	351,713
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.80	8-1-2027	400,000	419,776
				771,489
				1,615,291
Mississippi: 1.73%
Resource recovery revenue: 1.73%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	1,500,000	1,566,675
Missouri: 1.26%
Tax revenue: 1.26%
Blue Springs MO Special Obligation Tax Improvement & Refunding Bonds Adams Farm Project Series A	4.00	6-1-2026	335,000	337,087
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	800,000	799,960
				1,137,047
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Municipal Bond Fund  |  11

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 3.65%
GO revenue: 1.25%
Newark NJ Qualified General Improvement Series A	5.00%	7-15-2027	$1,000,000	$ 1,134,840
Industrial development revenue: 0.29%
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	250,000	264,538
Transportation revenue: 2.11%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	1,000,000	769,670
New Jersey TTFA Series C	5.25	6-15-2032	1,000,000	1,135,970
				1,905,640
				3,305,018
New York: 5.02%
Education revenue: 1.82%
Dutchess County NY Local Development Corporation Bard College Project 144A	5.00	7-1-2051	500,000	546,590
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.73	2-1-2050	1,000,000	1,101,710
				1,648,300
Tax revenue: 1.38%
New York Dormitory Authority Series A Group 4	5.00	3-15-2045	1,000,000	1,247,330
Transportation revenue: 1.82%
New York Metropolitan Transportation Authority Climate Bond Certified	4.00	11-15-2052	1,500,000	1,645,995
				4,541,625
Ohio: 2.52%
Resource recovery revenue: 1.17%
Southern Ohio Port Authority Exempt Facility Revenue PureCycle Project 144A	7.00	12-1-2042	1,000,000	1,056,960
Tobacco revenue: 1.35%
Buckeye OH Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	8,000,000	1,217,920
				2,274,880
Oregon: 0.65%
Health revenue: 0.65%
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A	5.00	7-1-2025	550,000	586,823
Pennsylvania: 3.13%
Education revenue: 0.84%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	75,000	78,526
Philadelphia PA IDA Independence Charter School Project	5.00	6-15-2039	250,000	268,160
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	375,000	415,830
				762,516
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.10%
Quakertown PA General Authority Health LifeQuest Obligated Group Refunding Bond Series C	5.30%	7-1-2042	$1,000,000	$ 988,620
Miscellaneous revenue: 1.19%
Chester County PA IDA Woodlands at Graystone Project Series 2018 144A	5.13	3-1-2048	1,049,000	1,077,680
				2,828,816
Puerto Rico: 1.23%
Tax revenue: 1.23%
Puerto Rico Financing Corporation Sales Tax Revenue Restructured Series A1	5.00	7-1-2058	1,000,000	1,114,400
South Carolina: 3.40%
Education revenue: 1.28%
South Carolina Jobs EDA Refunding Bond Columbia College Project	5.75	10-1-2045	500,000	507,395
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	100,000	104,242
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	500,000	551,810
				1,163,447
Health revenue: 1.18%
South Carolina Jobs EDA Residential Facilities Revenue Episcopal Home Still Hopes Refunding Bond Series A	5.00	4-1-2048	1,000,000	1,067,830
Resource recovery revenue: 0.94%
South Carolina Jobs EDA	8.00	12-6-2029	100,000	99,300
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	1,000,000	748,420
				847,720
				3,078,997
Tennessee: 1.23%
Tax revenue: 1.23%
Bristol TN Industrial Development Board Sales Tax CAB Series B 144A¤	0.00	12-1-2031	1,000,000	575,910
Nashville TN Metropolitan Development & Housing Agency Tax Increment Fifth & Broadway Development Project 144A	5.13	6-1-2036	500,000	539,105
				1,115,015
Texas: 3.89%
Education revenue: 1.57%
Arlington TX Higher Education Finance Corporation Universal Academy Series A	7.00	3-1-2034	320,000	350,557
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	3.88	8-15-2026	1,005,000	1,072,023
				1,422,580
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Municipal Bond Fund  |  13

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.24%
Port Isabel TX 144A	5.10%	2-15-2049	$ 995,000	$ 1,117,087
Miscellaneous revenue: 0.56%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	500,000	503,590
Transportation revenue: 0.25%
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	200,000	229,998
Utilities revenue: 0.27%
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation	5.50	8-1-2027	190,000	241,838
				3,515,093
Virginia: 1.32%
Health revenue: 1.32%
Roanoke VA EDA Residential Care Richfield Living	5.13	9-1-2055	1,210,000	1,189,684
West Virginia: 1.77%
Tax revenue: 1.77%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.75	6-1-2043	1,500,000	1,599,837
Wisconsin: 4.90%
Education revenue: 3.21%
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A	4.13	10-1-2024	130,000	136,315
Wisconsin PFA Coral Academy Science Las Vegas Series A	5.00	7-1-2024	305,000	325,960
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,000,000	1,072,960
Wisconsin PFA Wilson Preparatory Academy Series A 144A	5.00	6-15-2039	1,285,000	1,367,972
				2,903,207
Health revenue: 1.69%
Wisconsin HEFA Wisconsin Illinois Senior Housing Incorporated Series 2018-A	5.25	8-1-2048	1,500,000	1,529,025
				4,432,232
Total Municipal obligations (Cost $78,433,081)				83,722,732

		Yield	Shares
Short-term investments: 5.27%
Investment companies: 5.27%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞		0.01%	4,762,788	4,764,217
Total Short-term investments (Cost $4,764,201)				4,764,217
Total investments in securities (Cost $83,197,282)	97.85%			88,486,949
Other assets and liabilities, net	2.15			1,947,479
Total net assets	100.00%			$ 90,434,428

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$699,474	$17,150,183	$(13,085,646)	$228	$(22)	$4,764,217	5.27%	4,762,788	$109
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Municipal Bond Fund  |  15

Statement of assets and liabilities—December 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $78,433,081)	$ 83,722,732
Investments in affiliated securites, at value (cost $4,764,201)	4,764,217
Receivable for interest	1,108,870
Receivable for Fund shares sold	1,103,763
Prepaid expenses and other assets	25,346
Total assets	90,724,928
Liabilities
Payable for Fund shares redeemed	157,897
Dividends payable	46,962
Professional fees payable	27,120
Management fee payable	13,301
Administration fees payable	9,412
Distribution fee payable	6,567
Trustees’ fees and expenses payable	2,957
Accrued expenses and other liabilities	26,284
Total liabilities	290,500
Total net assets	$90,434,428
Net assets consist of
Paid-in capital	$ 85,543,979
Total distributable earnings	4,890,449
Total net assets	$90,434,428
Computation of net asset value and offering price per share
Net assets – Class A	$ 30,552,806
Shares outstanding – Class A1	2,812,326
Net asset value per share – Class A	$10.86
Maximum offering price per share – Class A2	$11.37
Net assets – Class C	$ 9,232,740
Shares outstanding – Class C1	849,742
Net asset value per share – Class C	$10.87
Net assets – Class R6	$ 25,611
Shares outstanding – Class R6[1]	2,356
Net asset value per share – Class R6	$10.87
Net assets – Administrator Class	$ 12,049,479
Shares outstanding – Administrator Class[1]	1,108,775
Net asset value per share – Administrator Class	$10.87
Net assets – Institutional Class	$ 38,573,792
Shares outstanding – Institutional Class[1]	3,551,012
Net asset value per share – Institutional Class	$10.86
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo High Yield Municipal Bond Fund

Statement of operations—six months ended December 31, 2020 (unaudited)

Investment income
Interest	$ 2,049,084
Income from affiliated securities	109
Total investment income	2,049,193
Expenses
Management fee	214,008
Administration fees
Class A	22,074
Class C	7,595
Class R6	4
Administrator Class	5,650
Institutional Class	14,877
Shareholder servicing fees
Class A	34,464
Class C	11,851
Administrator Class	14,078
Distribution fee
Class C	35,550
Custody and accounting fees	5,543
Professional fees	27,113
Registration fees	41,296
Shareholder report expenses	19,904
Trustees’ fees and expenses	9,873
Other fees and expenses	6,746
Total expenses	470,626
Less: Fee waivers and/or expense reimbursements
Fund-level	(121,706)
Class A	(12,603)
Class C	(4,029)
Administrator Class	(7,774)
Net expenses	324,514
Net investment income	1,724,679
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	154,000
Affiliated securities	228
Net realized gains on investments	154,228
Net change in unrealized gains (losses) on
Unaffiliated securities	3,191,734
Affiliated securities	(22)
Net change in unrealized gains (losses) on investments	3,191,712
Net realized and unrealized gains (losses) on investments	3,345,940
Net increase in net assets resulting from operations	$5,070,619
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Municipal Bond Fund  |  17

Statement of changes in net assets

	Six months ended December 31, 2020 (unaudited)		Year ended June 30, 2020
Operations
Net investment income		$ 1,724,679		$ 4,723,433
Net realized gains (losses) on investments		154,228		(115,607)
Net change in unrealized gains (losses) on investments		3,191,712		(5,492,789)
Net increase (decrease) in net assets resulting from operations		5,070,619		(884,963)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(547,124)		(1,016,115)
Class C		(152,132)		(324,379)
Class R6		(547)		(1,113)
Administrator Class		(229,429)		(557,564)
Institutional Class		(782,742)		(2,837,133)
Total distributions to shareholders		(1,711,974)		(4,736,304)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	576,426	6,177,035	1,136,030	12,292,528
Class C	56,264	595,670	151,588	1,643,335
Administrator Class	210,001	2,224,414	339,763	3,572,890
Institutional Class	688,564	7,384,478	2,083,511	22,719,379
		16,381,597		40,228,132
Reinvestment of distributions
Class A	47,993	511,837	89,770	969,449
Class C	13,959	148,898	29,127	314,674
Administrator Class	13,450	143,594	35,739	388,413
Institutional Class	71,650	763,822	255,191	2,782,732
		1,568,151		4,455,268
Payment for shares redeemed
Class A	(188,039)	(2,001,074)	(1,007,385)	(10,751,077)
Class C	(106,863)	(1,138,868)	(201,418)	(2,168,643)
Administrator Class	(179,592)	(1,892,467)	(741,308)	(8,002,341)
Institutional Class	(760,272)	(8,070,725)	(6,551,028)	(70,457,229)
		(13,103,134)		(91,379,290)
Net increase (decrease) in net assets resulting from capital share transactions		4,846,614		(46,695,890)
Total increase (decrease) in net assets		8,205,259		(52,317,157)
Net assets
Beginning of period		82,229,169		134,546,326
End of period		$ 90,434,428		$ 82,229,169
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo High Yield Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.43	$10.97	$10.59	$10.37	$10.91	$10.34
Net investment income	0.22	0.44	0.39	0.40	0.37	0.35
Net realized and unrealized gains (losses) on investments	0.43	(0.54)	0.38	0.22	(0.46)	0.60
Total from investment operations	0.65	(0.10)	0.77	0.62	(0.09)	0.95
Distributions to shareholders from
Net investment income	(0.22)	(0.44)	(0.39)	(0.40)	(0.37)	(0.35)
Net realized gains	0.00	0.00	0.00	0.00	(0.08)	(0.03)
Total distributions to shareholders	(0.22)	(0.44)	(0.39)	(0.40)	(0.45)	(0.38)
Net asset value, end of period	$10.86	$10.43	$10.97	$10.59	$10.37	$10.91
Total return[1]	6.22%	(0.98)%	7.43%	6.11%	(0.76)%	9.44%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.12%	1.09%	1.07%	1.06%	1.07%
Net expenses	0.80%	0.80%	0.80%	0.85%	0.85%	0.85%
Net investment income	3.99%	4.05%	3.68%	3.82%	3.51%	3.28%
Supplemental data
Portfolio turnover rate	16%	14%	20%	50%	82%	61%
Net assets, end of period (000s omitted)	$30,553	$24,791	$23,674	$17,086	$20,305	$38,018

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Municipal Bond Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.44	$10.97	$10.59	$10.37	$10.91	$10.34
Net investment income	0.18	0.36	0.31	0.32	0.29	0.27
Net realized and unrealized gains (losses) on investments	0.43	(0.53)	0.38	0.22	(0.46)	0.60
Total from investment operations	0.61	(0.17)	0.69	0.54	(0.17)	0.87
Distributions to shareholders from
Net investment income	(0.18)	(0.36)	(0.31)	(0.32)	(0.29)	(0.27)
Net realized gains	0.00	0.00	0.00	0.00	(0.08)	(0.03)
Total distributions to shareholders	(0.18)	(0.36)	(0.31)	(0.32)	(0.37)	(0.30)
Net asset value, end of period	$10.87	$10.44	$10.97	$10.59	$10.37	$10.91
Total return[1]	5.81%	(1.63)%	6.63%	5.32%	(1.50)%	8.62%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.87%	1.84%	1.82%	1.81%	1.82%
Net expenses	1.55%	1.55%	1.55%	1.60%	1.60%	1.60%
Net investment income	3.24%	3.29%	2.91%	3.09%	2.79%	2.49%
Supplemental data
Portfolio turnover rate	16%	14%	20%	50%	82%	61%
Net assets, end of period (000s omitted)	$9,233	$9,250	$9,955	$8,896	$8,709	$10,573

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo High Yield Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2020 (unaudited)	2020	2019 [1]
Net asset value, beginning of period	$10.44	$10.98	$10.61
Net investment income	0.23	0.47	0.39
Net realized and unrealized gains (losses) on investments	0.43	(0.54)	0.37
Total from investment operations	0.66	(0.07)	0.76
Distributions to shareholders from
Net investment income	(0.23)	(0.47)	(0.39)
Net asset value, end of period	$10.87	$10.44	$10.98
Total return[2]	6.37%	(0.68)%	7.29%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.73%	0.71%
Net expenses	0.50%	0.50%	0.50%
Net investment income	4.30%	4.34%	3.96%
Supplemental data
Portfolio turnover rate	16%	14%	20%
Net assets, end of period (000s omitted)	$26	$25	$26

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Municipal Bond Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.44	$10.98	$10.59	$10.37	$10.92	$10.34
Net investment income	0.22	0.45	0.40	0.41	0.38	0.36
Net realized and unrealized gains (losses) on investments	0.43	(0.54)	0.39	0.22	(0.47)	0.61
Total from investment operations	0.65	(0.09)	0.79	0.63	(0.09)	0.97
Distributions to shareholders from
Net investment income	(0.22)	(0.45)	(0.40)	(0.41)	(0.38)	(0.36)
Net realized gains	0.00	0.00	0.00	0.00	(0.08)	(0.03)
Total distributions to shareholders	(0.22)	(0.45)	(0.40)	(0.41)	(0.46)	(0.39)
Net asset value, end of period	$10.87	$10.44	$10.98	$10.59	$10.37	$10.92
Total return[1]	6.27%	(0.87)%	7.64%	6.21%	(0.75)%	9.65%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.05%	1.03%	1.01%	1.00%	1.00%
Net expenses	0.69%	0.70%	0.71%	0.75%	0.75%	0.75%
Net investment income	4.09%	4.12%	3.69%	3.93%	3.60%	3.39%
Supplemental data
Portfolio turnover rate	16%	14%	20%	50%	82%	61%
Net assets, end of period (000s omitted)	$12,049	$11,115	$15,704	$24,627	$22,839	$25,179

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo High Yield Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.43	$10.97	$10.59	$10.37	$10.91	$10.34
Net investment income	0.23	0.46	0.42	0.43	0.40	0.38
Net realized and unrealized gains (losses) on investments	0.43	(0.53)	0.38	0.22	(0.46)	0.60
Total from investment operations	0.66	(0.07)	0.80	0.65	(0.06)	0.98
Distributions to shareholders from
Net investment income	(0.23)	(0.47)	(0.42)	(0.43)	(0.40)	(0.38)
Net realized gains	0.00	0.00	0.00	0.00	(0.08)	(0.03)
Total distributions to shareholders	(0.23)	(0.47)	(0.42)	(0.43)	(0.48)	(0.41)
Net asset value, end of period	$10.86	$10.43	$10.97	$10.59	$10.37	$10.91
Total return[1]	6.35%	(0.74)%	7.70%	6.37%	(0.51)%	9.71%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.78%	0.76%	0.74%	0.73%	0.74%
Net expenses	0.55%	0.55%	0.55%	0.60%	0.60%	0.60%
Net investment income	4.24%	4.24%	3.92%	4.09%	3.82%	3.58%
Supplemental data
Portfolio turnover rate	16%	14%	20%	50%	82%	61%
Net assets, end of period (000s omitted)	$38,574	$37,049	$85,187	$75,560	$73,989	$67,867

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Municipal Bond Fund  |  23

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo High Yield Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

24  |  Wells Fargo High Yield Municipal Bond Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2020, the aggregate cost of all investments for federal income tax purposes was $83,197,282 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$5,632,464
Gross unrealized losses	(342,797)
Net unrealized gains	$5,289,667
As of June 30, 2020, the Fund had capital loss carryforwards which consisted of $46,096 in short-term capital losses and $502,345 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$ 0	$ 83,722,732	$0	$ 83,722,732
Short-term investments
Investment companies	4,764,217	0	0	4,764,217
Total assets	$4,764,217	$83,722,732	$0	$88,486,949
For the six months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo High Yield Municipal Bond Fund  |  25

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.500%
Next $500 million	0.475
Next $2 billion	0.450
Next $2 billion	0.425
Next $5 billion	0.390
Over $10 billion	0.380
For the six months ended December 31, 2020, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.80% for Class A shares, 1.55% for Class C shares, 0.50% for Class R6 shares, 0.70% for Administrator Class shares, and 0.55% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

26  |  Wells Fargo High Yield Municipal Bond Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2020, Funds Distributor received $3,490 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2020.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $4,425,000, $4,425,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2020.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2020 were $13,026,560 and $13,241,809, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2020, there were no borrowings by the Fund under the agreement.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
9. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the

Wells Fargo High Yield Municipal Bond Fund  |  27

Notes to financial statements (unaudited)
Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement(s). The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

28  |  Wells Fargo High Yield Municipal Bond Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo High Yield Municipal Bond Fund  |  29

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

30  |  Wells Fargo High Yield Municipal Bond Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo High Yield Municipal Bond Fund  |  31

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
1  Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.
2  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

32  |  Wells Fargo High Yield Municipal Bond Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0121-00274 02-21
SA264/SAR264 12-20

Semi-Annual Report
December 31, 2020
Wells Fargo
Intermediate Tax/AMT-Free Fund

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The views expressed and any forward-looking statements are as of December 31, 2020, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Intermediate Tax/AMT-Free Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Intermediate Tax/AMT-Free Fund for the six-month period that ended December 31, 2020. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 22.16%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 24.33%, while the MSCI EM Index (Net),3 had even stronger performance, with a 31.14% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned 1.29%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 9.44%, and the Bloomberg Barclays Municipal Bond Index,6 returned 3.07% while the ICE BofA U.S. High Yield Index,7 gained a hefty 11.49%.
The stock market rally continued in July.
After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income. However, economic data and a resurgence of COVID-19 cases underscored the urgent need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China’s second-quarter GDP grew 3.2% year over year. The U.S. economy added 1.8 million jobs in July, but a double-digit jobless rate persisted.
The stock market continued to rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases as well as the expiration of the $600 weekly bonus unemployment benefit in July. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Andrew Owen
President
Wells Fargo Funds
“After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Letter to shareholders (unaudited)
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  3

Letter to shareholders (unaudited)
Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (expected to be extended through June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Intermediate Tax/AMT-Free Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective
The Fund seeks current income exempt from federal income tax.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Bruce R. Johns
Robert J. Miller
Adrian Van Poppel
Nicholos Venditti*
Average annual total returns (%) as of December 31, 2020
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFTAX)	7-31-2007	0.79	2.19	3.40	3.91	2.82	3.71	0.79	0.70
Class C (WFTFX)	7-31-2007	2.13	2.05	2.94	3.13	2.05	2.94	1.54	1.45
Class R6 (WFRTX)[3]	7-31-2018	–	–	–	4.12	3.08	4.00	0.41	0.40
Administrator Class (WFITX)	3-31-2008	–	–	–	4.00	2.92	3.82	0.73	0.60
Institutional Class (WITIX)	3-31-2008	–	–	–	4.16	3.07	3.99	0.46	0.45
Bloomberg Barclays Municipal Bond 1-15 Year Index[4]	–	–	–	–	4.73	3.39	3.84	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.
Please see footnotes on page 7.

6  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Performance highlights (unaudited)
Effective maturity distribution as of December 31, 2020[5]
Credit quality as of December 31, 2020[6]

*	Mr. Venditti became a portfolio manager of the Fund on September 1, 2020.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.70% for Class A, 1.45% for Class C, 0.40% for Class R6, 0.60% for Administrator Class, and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Bloomberg Barclays Municipal Bond 1–15 Year Blend Index is the 1–15 year component of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.
[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2020 to December 31, 2020.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2020	Ending account value 12-31-2020	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,028.04	$3.58	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Class C
Actual	$1,000.00	$1,024.15	$7.40	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Class R6
Actual	$1,000.00	$1,028.69	$2.05	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
Administrator Class
Actual	$1,000.00	$1,028.53	$3.07	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,029.29	$2.30	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.71%
Alabama: 1.31%
Education revenue: 0.18%
Auburn AL Refunding Bond Series A	4.00	6-1-2033	$ 1,000,000	1,150,900
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2033	595,000	710,603
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2035	865,000	1,023,399
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2037	920,000	1,080,844
				3,965,746
Health revenue: 0.08%
Alabama Health Care Authority for Baptist Health Series B ø	0.35	11-1-2042	1,835,000	1,835,000
Utilities revenue: 1.05%
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	11,430,000	13,193,992
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR+0.85%)±	0.95	6-1-2049	10,000,000	9,984,000
				23,177,992
				28,978,738
Alaska: 0.19%
Miscellaneous revenue: 0.19%
Matanuska Susitna Borough AK Goode Creek Correctional Project	4.00	9-1-2030	3,870,000	4,271,474
Arizona: 2.13%
Education revenue: 0.54%
Arizona Board of Regents University of Arizona System Series A	5.00	6-1-2037	2,645,000	3,435,934
McAllister AZ Arizona State University Hassayampa Academic Village Project	5.00	7-1-2025	750,000	900,038
Pima County AZ Community College District Series 2019	5.00	7-1-2033	450,000	573,237
Pima County AZ Community College District Series 2019	5.00	7-1-2034	500,000	635,455
Pima County AZ Community College District Series 2019	5.00	7-1-2035	600,000	760,944
Pima County AZ Community College District Series 2019	5.00	7-1-2036	500,000	632,255
Pima County AZ IDA New Plan Learning Project Series A	7.00	7-1-2021	185,000	184,926
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	4,910,000	4,897,234
				12,020,023
GO revenue: 0.46%
Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (AGM Insured)	5.00	7-15-2025	585,000	696,928
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  9

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50%	7-1-2024	$ 1,575,000	$ 1,744,313
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2025	1,270,000	1,406,525
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.00	7-1-2027	420,000	470,362
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.50	7-1-2029	960,000	1,087,027
Phoenix AZ	5.00	7-1-2026	3,810,000	4,780,864
				10,186,019
Miscellaneous revenue: 0.56%
Arizona Refunding Bond Certificate of Participation	5.00	9-1-2027	3,040,000	3,662,197
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2024	190,000	219,355
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2036	7,000,000	8,536,500
				12,418,052
Tax revenue: 0.33%
Arizona Sports & Tourism Authority Series A	5.00	7-1-2021	795,000	809,366
Arizona Sports & Tourism Authority Series A	5.00	7-1-2022	1,000,000	1,054,380
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2027	450,000	513,644
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2028	700,000	796,411
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2034	3,680,000	4,119,539
				7,293,340
Utilities revenue: 0.12%
Salt River Project AZ Electric System Revenue Bond 2017 Series A	5.00	1-1-2034	2,000,000	2,554,900
Water & sewer revenue: 0.12%
Glendale AZ Subordinate Lien Water & Sewer Refunding Bond	5.00	7-1-2028	1,000,000	1,317,390
Glendale AZ Subordinate Lien Water & Sewer Refunding Bond	5.00	7-1-2029	1,000,000	1,348,670
				2,666,060
				47,138,394
Arkansas: 0.18%
Miscellaneous revenue: 0.18%
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2030	500,000	595,845
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2032	500,000	589,805
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2033	500,000	587,240
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00%	6-1-2035	$ 1,000,000	$ 1,170,940
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2036	850,000	993,132
				3,936,962
California: 6.23%
Airport revenue: 0.41%
Sacramento CA Airport System Senior Bond Series A	5.00	7-1-2026	1,315,000	1,632,283
Sacramento CA Airport System Senior Bond Series A	5.00	7-1-2041	395,000	468,367
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2032	600,000	757,848
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2033	500,000	628,770
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2034	1,000,000	1,254,630
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2026	750,000	924,105
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2027	1,750,000	2,208,185
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2028	1,000,000	1,287,850
				9,162,038
Education revenue: 0.33%
California Statewide CDA Series A	6.90	8-1-2031	1,670,000	1,720,284
University of California General Project Unrefunded Bond Series Q	5.25	5-15-2024	65,000	65,237
University of California Limited Project Unrefunded Bond Series G	5.00	5-15-2037	5,210,000	5,537,917
				7,323,438
GO revenue: 3.12%
California Series A (State Street Bank & Trust Company LOC)ø	0.15	5-1-2048	1,500,000	1,500,000
California Various Purposes	5.00	8-1-2030	1,575,000	1,952,937
California Various Purposes	5.00	8-1-2032	6,700,000	8,278,721
Cerritos CA Community College District CAB Series D ¤	0.00	8-1-2025	1,800,000	1,746,558
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	1,565,000	1,390,862
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2031	2,400,000	2,027,424
Emery CA Unified School District Election of 2010 Series A (AGM Insured)	6.25	8-1-2031	4,500,000	4,658,265
Los Angeles CA Unified School District Los Angeles County Series RYQ	4.00	7-1-2037	2,000,000	2,463,460
Monterey County CA Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,836,900
New Haven CA Unified School District CAB Project (AGC Insured)¤	0.00	8-1-2033	5,590,000	4,460,093
Northern Humboldt CA High School District Election of 2010 Series A	6.50	8-1-2034	1,145,000	1,186,632
Oakland CA Unified School District Alameda County Election of 2012	6.25	8-1-2028	2,000,000	2,069,760
Oakland CA Unified School District Alameda County Election of 2012	6.25	8-1-2030	2,000,000	2,069,760
Oxnard CA School District Series A (National Insured)	5.75	8-1-2030	1,825,000	1,987,644
Patterson CA Unified School District CAB Election of 2008 Project Series B (AGM Insured)¤	0.00	8-1-2033	3,000,000	2,387,640
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  11

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Peralta CA Community College District Alameda County	5.00%	8-1-2023	$ 3,045,000	$ 3,272,522
Peralta CA Community College District Alameda County	5.00	8-1-2024	3,000,000	3,223,650
Rio Hondo CA Community College District ¤	0.00	8-1-2030	2,315,000	2,023,889
San Diego CA Community College District Election of 2012	5.00	8-1-2032	3,095,000	3,475,964
San Diego CA Unified School District Election of 1998 Series E-2 (AGM Insured)	5.50	7-1-2027	5,000,000	6,629,900
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured)¤	0.00	8-1-2031	2,590,000	2,187,928
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured)¤	0.00	8-1-2032	2,800,000	2,299,584
Tustin CA Unified School District #88-1 Election of 2008 Series B	6.00	8-1-2036	1,500,000	1,550,610
West Contra Costa CA Unified School District Election of 2005 Series C-1 (AGC Insured)¤	0.00	8-1-2026	4,620,000	4,410,899
				69,091,602
Health revenue: 0.92%
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2032	975,000	1,217,366
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2033	1,150,000	1,430,543
California Statewide CDA Series C	5.25	8-15-2031	3,000,000	3,093,600
University of California Medical Center Prerefunded Bond Series J	5.25	5-15-2030	13,135,000	14,666,804
				20,408,313
Housing revenue: 0.05%
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	984,880	1,109,940
Miscellaneous revenue: 0.31%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	2,500,000	2,770,625
California Public Works Board Various Judicial Council Project Series D	5.25	12-1-2026	1,000,000	1,046,510
Foothill De Anza CA Community College District Certificate of Participation	5.00	4-1-2033	500,000	578,850
Gold Coast Transit District California Transit Finance Corporation Certificate of Participation	5.00	7-1-2027	520,000	654,654
San Diego CA Public Facilities Financing Authority Capital Improvement Projects Series B	5.00	10-15-2027	500,000	603,880
San Diego CA Public Facilities Financing Authority Capital Improvement Projects Series B	5.00	10-15-2028	1,000,000	1,205,140
				6,859,659
Tax revenue: 0.14%
Santa Clara Valley CA Transportation Series B (TD Bank NA SPA)ø	0.06	4-1-2036	3,000,000	3,000,000
Transportation revenue: 0.45%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap+1.25%)±	1.34	4-1-2036	9,810,000	9,951,755
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.50%
California Municipal Finance Authority	5.00%	10-1-2025	$ 1,500,000	$ 1,833,585
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	2,035,000	3,260,843
M-S-R California Energy Authority Gas Series C	7.00	11-1-2034	3,000,000	4,807,140
Sacramento CA Municipal Utility District Series B	5.00	8-15-2030	1,075,000	1,202,667
				11,104,235
				138,010,980
Colorado: 1.01%
Education revenue: 0.06%
Colorado ECFA University of Denver Project (National Insured)	5.25	3-1-2025	1,110,000	1,277,699
GO revenue: 0.34%
Adams County CO 12 Five Star Schools Series B	5.00	12-15-2028	3,800,000	4,799,134
Mesa County CO Valley School District # 51 Grand Junction	5.50	12-1-2035	2,175,000	2,833,699
				7,632,833
Industrial development revenue: 0.15%
Denver CO Convention Center Hotel Authority Refunding Bond	5.00	12-1-2023	3,000,000	3,312,000
Miscellaneous revenue: 0.25%
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	5,000,000	5,598,800
Tax revenue: 0.15%
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	7-15-2028	885,000	1,127,472
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	1-15-2029	600,000	770,538
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	1-15-2030	1,000,000	1,309,650
				3,207,660
Water & sewer revenue: 0.06%
Central Weld County CO Water District Revenue Bond (AGM Insured)	4.00	12-1-2031	550,000	694,370
Central Weld County CO Water District Revenue Bond (AGM Insured)	4.00	12-1-2033	500,000	622,905
				1,317,275
				22,346,267
Connecticut: 1.61%
Education revenue: 0.48%
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2029	480,000	570,773
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2030	870,000	1,025,678
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series D	3.00	11-15-2035	1,000,000	1,044,010
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  13

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
University of Connecticut Series A	5.00%	3-15-2032	$ 4,355,000	$ 5,206,098
University of Connecticut Series A	5.00	2-15-2038	2,210,000	2,875,542
				10,722,101
GO revenue: 0.93%
Bridgeport CT Series A	5.00	6-1-2031	1,855,000	2,281,465
Connecticut Series A	5.00	3-1-2029	2,500,000	2,830,000
Connecticut Series B	5.00	6-15-2027	3,000,000	3,578,010
Connecticut Series F	5.00	11-15-2032	300,000	356,115
Hamden CT (AGM Insured)	5.00	8-15-2022	1,000,000	1,060,280
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2029	500,000	621,560
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,484,340
Hamden CT Series A (BAM Insured)	5.00	8-15-2026	2,000,000	2,398,260
Hamden CT Series A (BAM Insured)	5.00	8-15-2027	1,200,000	1,472,820
Hartford CT Series A (AGM Insured)	5.00	4-1-2022	3,010,000	3,176,664
Hartford CT Series A (AGM Insured)	5.00	7-1-2026	1,050,000	1,256,189
				20,515,703
Miscellaneous revenue: 0.10%
Connecticut Series G	4.00	10-15-2026	1,985,000	2,107,951
Tax revenue: 0.10%
Connecticut Special Tax Obligation Bonds Series A	4.00	9-1-2036	1,000,000	1,129,740
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	5.00	8-1-2030	1,000,000	1,183,720
				2,313,460
				35,659,215
Delaware: 0.10%
Education revenue: 0.10%
Delaware EDA Odyssey Charter School Project Series B 144A	6.75	9-1-2035	2,000,000	2,257,500
District of Columbia: 1.57%
Education revenue: 0.11%
District of Columbia Howard University Series A	5.75	10-1-2026	2,510,000	2,543,007
GO revenue: 0.65%
District of Columbia Series 2014C	5.00	6-1-2034	3,000,000	3,440,550
District of Columbia Series 2014C	5.00	6-1-2035	1,620,000	1,855,532
District of Columbia Series 2016A	5.00	6-1-2033	5,000,000	6,119,300
District of Columbia Series 2017A	5.00	6-1-2033	2,400,000	3,020,400
				14,435,782
Miscellaneous revenue: 0.44%
District of Columbia Federal Highway Grant Anticipation Bond	5.00	12-1-2025	3,520,000	3,828,106
District of Columbia Federal Highway Grant Anticipation Bond	5.25	12-1-2025	2,630,000	2,639,258
District of Columbia Medical Association of Colleges Series B	5.00	10-1-2024	3,095,000	3,206,513
				9,673,877
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.24%
Washington Metropolitan Airport Authority Dulles Toll Road Series B	5.00%	10-1-2034	$ 1,250,000	$ 1,580,063
Washington Metropolitan Area Transit Authority Series B	5.00	7-1-2032	3,000,000	3,747,510
				5,327,573
Water & sewer revenue: 0.13%
District of Columbia Water & Sewer Authority Public Utility Senior Lien Series A	5.00	10-1-2037	2,260,000	2,883,489
				34,863,728
Florida: 5.59%
Airport revenue: 0.83%
Hillsborough FL Aviation Authority Tampa International Airport Customer Facility Series A	5.00	10-1-2044	8,335,000	9,219,344
Jacksonville FL Port Authority Series B	5.00	11-1-2035	2,045,000	2,567,354
Miami-Dade County FL Aviation Refunding Bond Series A	4.00	10-1-2035	1,600,000	1,932,224
Miami-Dade County FL Aviation Refunding Bond Series A	4.00	10-1-2036	1,700,000	2,045,202
Miami-Dade County FL Aviation Refunding Bond Series A	4.00	10-1-2037	2,250,000	2,698,245
				18,462,369
Education revenue: 0.05%
Florida HEFAR	4.00	4-1-2021	1,000,000	1,008,970
Health revenue: 0.61%
Florida Health System Lee Memorial Hospital Series A	5.00	4-1-2036	4,500,000	5,743,305
Highlands County FL HFA Adventist Health System Series I5 ø	0.09	11-15-2035	2,000,000	2,000,000
Lee Memorial Health System Series B ø	0.22	4-1-2049	1,800,000	1,800,000
Miami-Dade County FL Health Facilities Authority Nicklaus Children's Hospital Project	5.00	8-1-2031	500,000	612,215
Miami-Dade County FL Health Facilities Authority Nicklaus Children's Hospital Project	5.00	8-1-2033	1,645,000	1,997,820
Orange County FL Health Facilities Authority Lakeside Behavioral Healthcare Incorporated Project (Truist Bank LOC)ø	0.12	7-1-2027	1,430,000	1,430,000
				13,583,340
Miscellaneous revenue: 2.23%
Boynton FL PFA Capital Improvement Series 2018	4.00	7-1-2030	2,090,000	2,440,451
Boynton FL PFA Capital Improvement Series 2018	5.00	7-1-2035	3,590,000	4,517,907
Cityplace Florida Community Development District Special Assessment	5.00	5-1-2021	2,945,000	2,988,085
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2028	2,500,000	2,965,850
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2029	5,000,000	5,929,250
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,441,720
Miami-Dade County FL School Board Certificate of Participation Series D	5.00	11-1-2027	6,600,000	7,698,834
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  15

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Monroe County FL School Board Certificate of Participation Series A	5.00%	6-1-2034	$ 1,500,000	$ 1,848,945
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2035	1,000,000	1,229,820
Orange County FL School Board Certificate of Participation Series C	5.00	8-1-2029	2,000,000	2,385,280
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,481,580
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2033	4,500,000	5,551,425
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2034	600,000	737,760
Palm Beach County FL Refunding Bond	5.00	5-1-2029	2,000,000	2,463,200
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2022	1,730,000	1,838,661
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2023	815,000	899,850
				49,418,618
Tax revenue: 0.50%
Miami-Dade County FL Public Services (AGM Insured)	4.00	4-1-2021	2,485,000	2,507,837
Miami-Dade County FL Special Obligation Series A	5.00	10-1-2023	700,000	758,933
Polk County FL School District	5.00	10-1-2033	2,915,000	3,816,435
Tampa FL Sports Authority Stadium Project	5.00	1-1-2025	3,550,000	4,038,196
				11,121,401
Transportation revenue: 0.49%
Florida Department of Transportation Turnpike System Series A	5.00	7-1-2025	4,950,000	5,994,252
Florida Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,474,263
Miami-Dade County FL Expressway Authority Toll System (AGM Insured, Citibank NA LIQ)144Aø	0.29	7-1-2035	1,050,000	1,050,000
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2034	375,000	467,794
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2035	400,000	496,932
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2036	600,000	742,296
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2037	525,000	647,336
				10,872,873
Water & sewer revenue: 0.88%
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2031	500,000	664,840
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2032	950,000	1,255,758
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2035	1,290,000	1,689,307
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00%	10-1-2036	$ 880,000	$ 1,148,497
Tohopekaliga FL Water Authority Utility System Bond 144A	5.00	10-1-2025	12,000,000	14,687,760
				19,446,162
				123,913,733
Georgia: 2.31%
Education revenue: 0.15%
Private Colleges & Universities Authority of Georgia Series A	5.00	10-1-2021	3,330,000	3,415,748
Health revenue: 0.08%
Brookhaven GA Development Authority Children's Healthcare Series A	5.00	7-1-2035	1,300,000	1,684,384
Utilities revenue: 2.08%
Bartow County GA Development Authority Georgia Power Company Plant Bowen Project	1.55	8-1-2043	3,000,000	3,047,880
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	4,800,000	4,967,088
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	1.50	1-1-2040	3,000,000	3,063,210
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	6,000,000	6,545,220
Dalton GA Utilities Bond	4.00	3-1-2033	1,100,000	1,332,056
Dalton GA Utilities Bond	4.00	3-1-2034	1,200,000	1,439,928
Georgia Municipal Electric Authority General Resolution Project Series A	4.00	1-1-2036	1,500,000	1,803,360
Georgia Municipal Electric Authority Project One Series A	5.00	1-1-2035	925,000	1,168,210
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2032	525,000	662,792
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2034	930,000	1,163,811
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2035	600,000	749,874
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2029	2,600,000	3,315,000
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.50	9-15-2022	1,000,000	1,085,510
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00	8-1-2048	2,500,000	2,741,825
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR+0.75%)±	0.85	4-1-2048	10,000,000	10,016,900
Monroe County GA Development Authority Pollution Control Gulf Power Company Plant Scherer Project ø	0.13	6-1-2049	3,000,000	3,000,000
				46,102,664
				51,202,796
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  17

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Guam: 0.23%
Airport revenue: 0.10%
Guam International Airport Authority	5.00%	10-1-2022	$ 1,000,000	$ 1,045,900
Guam International Airport Authority	5.00	10-1-2023	1,135,000	1,185,973
				2,231,873
Water & sewer revenue: 0.13%
Guam Government Waterworks Authority	5.25	7-1-2033	2,500,000	2,808,625
				5,040,498
Hawaii: 0.10%
Airport revenue: 0.10%
Hawaii Harbor System Series C	4.00	7-1-2035	635,000	778,796
Hawaii Harbor System Series C	4.00	7-1-2036	500,000	610,960
Hawaii Harbor System Series C	4.00	7-1-2037	600,000	730,704
				2,120,460
Illinois: 16.19%
Airport revenue: 1.73%
Chicago IL Midway Airport Second Lien Refunding Bond Series B	4.00	1-1-2035	2,860,000	3,128,039
Chicago IL O'Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2030	2,610,000	2,837,853
Chicago IL O'Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2031	3,335,000	3,619,909
Chicago IL O'Hare International Airport Senior Lien Series A	4.00	1-1-2038	1,000,000	1,173,360
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2030	8,025,000	9,307,877
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2036	1,530,000	1,915,927
Chicago IL O'Hare International Airport Senior Lien Series D	5.25	1-1-2032	8,755,000	9,495,410
Chicago IL O'Hare International Airport Third Lien Series A	5.75	1-1-2039	4,065,000	4,065,000
Peoria IL Metropolitan Airport Authority Series D	5.00	12-1-2027	2,250,000	2,754,540
				38,297,915
Education revenue: 0.51%
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2026	450,000	539,532
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2031	400,000	497,472
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2039	700,000	843,353
Illinois Finance Authority Bradley University Project Series C	5.00	8-1-2032	2,500,000	2,888,275
Illinois Finance Authority Student Housing Illinois State University Project	5.50	4-1-2021	990,000	1,002,058
Illinois Finance Authority Wesleyan University	5.00	9-1-2026	680,000	800,408
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2022	1,325,000	1,410,436
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00%	9-1-2024	$ 1,000,000	$ 1,144,120
University of Illinois Board of Trustees Auxiliary Facilities System Refunding Bond	4.00	4-1-2030	2,000,000	2,119,260
				11,244,914
GO revenue: 4.32%
Bolingbrook, Will & Dupage Counties Refunding Bond Series A (AGM Insured)	5.00	1-1-2023	85,000	92,916
Bolingbrook, Will & Dupage Counties Refunding Bond Series A (AGM Insured)	5.00	1-1-2023	565,000	618,093
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured)¤	0.00	12-1-2025	3,380,000	3,018,915
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured)¤	0.00	12-1-2026	4,030,000	3,486,111
Chicago IL CAB Series C ¤	0.00	1-1-2023	2,500,000	2,360,975
Chicago IL Metropolitan Reclamation Series B	5.00	12-1-2025	2,500,000	2,605,950
Chicago IL Park District Series A	5.00	1-1-2036	2,250,000	2,311,043
Chicago IL Park District Series B	5.00	1-1-2021	3,765,000	3,765,000
Chicago IL Park District Series B (BAM Insured)	5.00	1-1-2029	2,000,000	2,211,200
Chicago IL Park District Series C	5.00	1-1-2022	1,615,000	1,671,573
Chicago IL Series A	5.00	1-1-2025	750,000	811,950
Chicago IL Series C	5.00	1-1-2026	6,300,000	7,063,560
Cook County IL Community College District #508	5.25	12-1-2025	1,665,000	1,792,339
Cook County IL Community College District #508	5.25	12-1-2027	1,295,000	1,389,082
Cook County IL Community College District #508	5.25	12-1-2028	1,250,000	1,337,513
Cook County IL Community College District #508	5.25	12-1-2030	3,000,000	3,199,110
Cook County IL Community College District #508	5.25	12-1-2031	3,200,000	3,405,952
Cook County IL Series A	5.00	11-15-2029	1,000,000	1,194,380
Cook County IL Series A	5.00	11-15-2034	1,300,000	1,529,333
Cook County IL Series A	5.25	11-15-2022	7,240,000	7,262,661
Cook County IL Series A	5.25	11-15-2023	7,680,000	7,704,422
Cook County IL Series A	5.25	11-15-2024	2,200,000	2,283,072
Cook County IL Series B	5.00	11-15-2023	600,000	667,926
Cook County IL Series C	5.00	11-15-2021	1,460,000	1,511,480
Cook County IL Series C	5.00	11-15-2024	2,175,000	2,335,472
Cook County IL Series C	5.00	11-15-2025	2,450,000	2,627,601
Illinois (AGM Insured)	5.00	1-1-2023	2,450,000	2,486,211
Illinois (AGM Insured)	5.00	4-1-2026	5,000,000	5,498,050
Illinois Series A	5.00	4-1-2023	4,500,000	4,843,350
Illinois Series A (AGM Insured)	5.00	4-1-2024	2,500,000	2,684,100
Kane, Cook & DuPage Counties IL School District #46 Unrefunded Balance Bond Series B	4.50	1-1-2024	2,600,000	2,704,832
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2031	2,000,000	2,111,560
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	4.00	12-1-2037	700,000	811,174
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2034	400,000	504,352
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2035	450,000	565,583
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  19

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00%	12-1-2036	$ 500,000	$ 626,275
Springfield IL	5.00	12-1-2021	850,000	885,462
Springfield IL	5.00	12-1-2023	570,000	637,072
Stephenson County IL School District #145 Series A (AGM Insured)	5.00	2-1-2033	1,550,000	1,943,638
Waukegan IL Series B (AGM Insured)	4.00	12-30-2024	1,030,000	1,160,789
				95,720,077
Health revenue: 0.18%
Illinois Finance Authority Ann & Robert H. Laurie Children's Hospital Project of Chicago	5.00	8-15-2034	1,000,000	1,230,220
Illinois Finance Authority Edward Elmhurst Healthcare Series A	5.00	1-1-2026	1,000,000	1,208,380
Illinois Finance Authority Health Services Facility Lease Bond	5.00	10-1-2032	520,000	668,408
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	983,043
				4,090,051
Miscellaneous revenue: 1.02%
Chicago IL Board of Education Series C	5.00	12-1-2021	5,000,000	5,133,350
Illinois	5.00	7-1-2023	5,065,000	5,486,560
Illinois	5.00	8-1-2024	1,000,000	1,049,840
Illinois	5.50	7-1-2026	2,300,000	2,492,809
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	2,500,000	2,802,975
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (BAM Insured)	5.00	12-1-2023	4,040,000	4,556,433
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (BAM Insured)	5.00	12-1-2024	1,000,000	1,169,630
				22,691,597
Tax revenue: 6.16%
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2027	3,000,000	3,561,300
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,075,000	2,463,233
Chicago IL Sales Tax Securitization Bond Series A	5.00	1-1-2029	1,000,000	1,264,190
Chicago IL Sales Tax Securitization Bond Series C	5.00	1-1-2027	4,370,000	5,315,755
Chicago IL Sales Tax Securitization Bond Series C	5.25	1-1-2035	4,700,000	5,875,376
Chicago IL Transit Authority Sales Tax Receipts	5.25	12-1-2027	2,600,000	2,720,198
Cook County IL Sales Tax Bond	5.00	11-15-2033	4,000,000	4,962,680
Cook County IL Sales Tax Bond	5.25	11-15-2035	2,000,000	2,495,300
Illinois	5.00	6-15-2023	16,150,000	17,568,293
Illinois Junior Obligation	5.00	6-15-2025	6,000,000	6,522,120
Illinois Regional Transportation Authority (National Insured)	6.50	7-1-2026	8,615,000	10,552,600
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,014,170
Illinois Series A	5.00	1-1-2027	10,625,000	10,937,163
Illinois Sports Facilities Authority State Tax Supported Refunding Bond	5.00	6-15-2028	1,000,000	1,152,220
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2030	4,000,000	4,485,240
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,000,000	3,359,640
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XL0145 (Barclays Bank plc LIQ)144Aø	0.13%	12-1-2055	$ 100,000	$ 100,000
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured)¤	0.00	12-15-2029	35,200,000	29,151,544
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured)¤	0.00	12-15-2030	12,800,000	10,254,976
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured)¤	0.00	6-15-2029	10,000,000	8,412,200
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	1,945,000	2,026,729
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	2,850,000	2,238,333
				136,433,260
Tobacco revenue: 0.16%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,442,740
Transportation revenue: 0.15%
Illinois Toll Highway Authority Senior Bond Class A	5.00	1-1-2037	1,250,000	1,648,038
Illinois Toll Highway Authority Senior Bond Class A	5.00	1-1-2038	1,355,000	1,781,148
				3,429,186
Water & sewer revenue: 1.96%
Chicago IL Second Lien	5.00	11-1-2022	1,730,000	1,860,183
Chicago IL Second Lien	5.00	11-1-2023	1,515,000	1,640,927
Chicago IL Second Lien	5.00	11-1-2025	620,000	671,193
Chicago IL Second Lien	5.00	11-1-2026	2,000,000	2,161,480
Chicago IL Second Lien	5.00	11-1-2028	3,000,000	3,230,040
Chicago IL Second Lien	5.00	11-1-2029	1,490,000	1,601,378
Chicago IL Second Lien	5.00	11-1-2033	1,000,000	1,132,420
Chicago IL Second Lien (AGM Insured)	5.25	11-1-2033	2,000,000	2,470,400
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2022	1,440,000	1,501,934
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2023	2,335,000	2,435,195
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2024	2,000,000	2,083,780
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2027	2,670,000	2,988,745
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2028	3,500,000	3,639,895
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2029	4,700,000	4,886,919
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2032	1,000,000	1,115,920
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2033	1,000,000	1,114,980
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2034	1,000,000	1,113,100
Illinois Finance Authority Clean Water Initiative Revolving Fund Bond	5.25	7-1-2035	3,000,000	4,012,590
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2029	525,000	600,868
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2030	600,000	691,170
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2031	625,000	725,738
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2033	500,000	573,360
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  21

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00%	1-1-2036	$ 570,000	$ 647,269
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2037	525,000	593,870
				43,493,354
				358,843,094
Indiana: 1.28%
Airport revenue: 0.07%
Indianapolis IN Local Public Improvement Bond Bank Series I	5.00	1-1-2033	1,120,000	1,444,800
Health revenue: 0.11%
Knox County IN EDA Series A	5.00	4-1-2022	925,000	965,857
Knox County IN EDA Series A	5.00	4-1-2023	665,000	694,094
Knox County IN EDA Series A	5.00	4-1-2026	750,000	781,553
				2,441,504
Miscellaneous revenue: 0.81%
Dubois IN Greater Jasper School Building Corporation First Mortgage Bond	5.00	7-15-2029	1,625,000	2,065,976
Indiana Finance Authority Stadium Project Series A	5.25	2-1-2028	2,000,000	2,419,940
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2027	760,000	938,440
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2028	1,000,000	1,234,790
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2029	735,000	907,571
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2030	1,375,000	1,697,836
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2031	1,000,000	1,234,790
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2033	1,545,000	1,907,751
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2034	2,000,000	2,469,580
North West Hendricks IN Multi-School Building Corporation Ad Valorem Mortgage Bond	4.00	7-15-2031	900,000	1,078,767
North West Hendricks IN Multi-School Building Corporation Ad Valorem Mortgage Bond	4.00	7-15-2033	1,000,000	1,188,920
Valparaiso IN Multi-Schools Building Corporation	5.00	7-15-2024	750,000	871,440
				18,015,801
Water & sewer revenue: 0.29%
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2030	2,315,000	2,692,993
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2031	1,035,000	1,201,325
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.25	10-1-2038	2,500,000	2,586,875
				6,481,193
				28,383,298
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iowa: 0.29%
GO revenue: 0.13%
Altoona IA Annual Appropriation Urban Renewal Refunding Bond	5.00%	6-1-2027	$ 2,310,000	$ 2,821,480
Utilities revenue: 0.16%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	3,000,000	3,676,020
				6,497,500
Kansas: 0.35%
Health revenue: 0.06%
Kansas Development Finance Authority Health Facilities Series F	5.00	11-15-2021	1,300,000	1,348,698
Miscellaneous revenue: 0.13%
Kansas Development Finance Authority Agro-Defense Facility Series G	5.00	4-1-2030	2,650,000	2,890,329
Tax revenue: 0.07%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	3,350,000	1,483,749
Utilities revenue: 0.09%
Burlington KS Environmental Impact Series A ø	0.20	9-1-2035	2,000,000	2,000,000
				7,722,776
Kentucky: 2.32%
Transportation revenue: 0.40%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2021	2,750,000	2,725,718
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2022	4,320,000	4,202,366
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2025	1,020,000	864,674
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,090,684
				8,883,442
Utilities revenue: 1.92%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	16,255,000	18,519,159
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	13,000,000	14,613,040
Kentucky Public Energy Authority Gas Supply Series C-1	4.00	2-1-2050	8,000,000	9,528,480
				42,660,679
				51,544,121
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  23

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 2.01%
Airport revenue: 0.15%
New Orleans LA Aviation Board Consolidated Rental Car Project (AGM Insured)	5.00%	1-1-2035	$ 2,000,000	$ 2,469,400
New Orleans LA Aviation Board North Terminal Project Series A	5.00	1-1-2033	750,000	905,355
				3,374,755
Education revenue: 0.26%
Louisiana Public Facilities Authority Loyola University Project CAB ¤	0.00	10-1-2027	3,380,000	3,301,584
Louisiana Public Facilities Authority Loyola University Project CAB ¤	0.00	10-1-2028	2,500,000	2,469,375
				5,770,959
Miscellaneous revenue: 0.82%
Lafayette LA Communications System (AGM Insured)	5.00	11-1-2025	1,500,000	1,802,550
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2024	1,000,000	850,000
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2025	600,000	510,000
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2026	500,000	425,000
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2026	2,000,000	2,359,760
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2027	2,700,000	3,173,418
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2028	2,405,000	2,817,842
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2029	2,695,000	3,146,736
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2030	2,700,000	3,146,634
				18,231,940
Tax revenue: 0.28%
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,243,330
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,237,130
St. Bernard Parish LA Sales Tax Refunding Bond	4.00	3-1-2023	3,405,000	3,641,818
				6,122,278
Transportation revenue: 0.16%
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2031	1,000,000	1,182,750
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2032	1,000,000	1,178,540
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2033	1,000,000	1,175,600
				3,536,890
Water & sewer revenue: 0.34%
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2030	500,000	609,535
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2031	600,000	727,968
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00%	9-1-2032	$ 655,000	$ 790,054
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A	5.00	2-1-2030	1,000,000	1,145,280
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2035	400,000	487,232
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2036	325,000	394,427
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2037	335,000	405,193
New Orleans LA Sewerage Service Series B	5.00	6-1-2032	1,000,000	1,315,740
New Orleans LA Sewerage Service Series B	5.00	6-1-2033	695,000	909,373
New Orleans LA Sewerage Service Series B	5.00	6-1-2034	600,000	782,706
				7,567,508
				44,604,330
Maine: 0.50%
Education revenue: 0.28%
Maine Health and HEFAR University of New England Series A	5.00	7-1-2029	1,015,000	1,221,877
Maine Health and HEFAR University of New England Series A	5.00	7-1-2030	1,200,000	1,437,936
Maine Health and HEFAR University of New England Series A	5.00	7-1-2032	1,415,000	1,682,393
Maine Health and HEFAR University of New England Series A	5.00	7-1-2033	1,485,000	1,758,819
				6,101,025
Health revenue: 0.16%
Maine Health and HEFAR Series A	4.00	7-1-2036	800,000	960,296
Maine Health and HEFAR Series A	4.00	7-1-2037	1,150,000	1,375,837
Maine Health and HEFAR Series A	5.00	7-1-2035	1,000,000	1,306,580
				3,642,713
Transportation revenue: 0.06%
Maine Turnpike Authority Revenue Bond	5.00	7-1-2035	1,000,000	1,320,040
				11,063,778
Maryland: 1.18%
Education revenue: 0.15%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	500,000	518,910
Westminster MD Educational Facilities McDaniel College	5.00	11-1-2026	2,450,000	2,843,103
				3,362,013
Miscellaneous revenue: 0.73%
Baltimore MD Public Schools Construction & Revitalization Program	5.00	5-1-2041	5,000,000	6,236,850
Maryland CDA Local Government Infrastructure Bond Series A-2	2.00	6-1-2022	460,000	470,828
Maryland Series A	4.00	3-15-2034	5,000,000	6,299,500
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  25

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00%	5-1-2028	$ 1,215,000	$ 1,590,909
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2029	1,275,000	1,658,737
				16,256,824
Tax revenue: 0.07%
Howard County MD Downtown Columbia Project Series A 144A	4.00	2-15-2028	500,000	525,310
Howard County MD Downtown Columbia Project Series A 144A	4.13	2-15-2034	1,000,000	1,033,250
				1,558,560
Water & sewer revenue: 0.23%
Baltimore MD Mayor and City Council Project Series A	4.00	7-1-2038	870,000	1,075,424
Baltimore MD Mayor and City Council Project Series A	5.00	7-1-2029	575,000	774,922
Baltimore MD Mayor and City Council Project Series A	5.00	7-1-2031	500,000	685,680
Baltimore MD Mayor and City Council Project Series A	5.00	7-1-2033	500,000	677,935
Baltimore MD Mayor and City Council Project Series A	5.00	7-1-2035	500,000	674,260
Baltimore MD Mayor and City Council Project Series A	5.00	7-1-2036	845,000	1,135,393
				5,023,614
				26,201,011
Massachusetts: 1.43%
Education revenue: 0.08%
Massachusetts Development Finance Agency Lasell College	5.00	7-1-2021	620,000	624,972
Massachusetts Development Finance Agency Merrimack College Series A	5.00	7-1-2021	1,035,000	1,055,752
				1,680,724
GO revenue: 0.64%
Boston MA Series A	4.00	4-1-2031	1,500,000	1,800,585
Boston MA Series A	5.00	4-1-2026	5,790,000	6,952,748
Massachusetts Series B	5.00	7-1-2035	1,500,000	1,951,770
Massachusetts Series B	5.00	7-1-2036	2,700,000	3,499,848
				14,204,951
Health revenue: 0.06%
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2033	525,000	692,417
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2034	500,000	657,965
				1,350,382
Miscellaneous revenue: 0.65%
Massachusetts Consolidated Loan Series I	5.00	12-1-2030	2,570,000	3,218,488
Massachusetts Series D	4.00	11-1-2036	5,500,000	6,917,295
Massachusetts Series D	4.00	11-1-2037	3,500,000	4,384,275
				14,520,058
				31,756,115
The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 2.44%
Airport revenue: 0.08%
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00%	12-1-2032	$ 800,000	$ 977,912
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2034	600,000	732,678
				1,710,590
Education revenue: 0.33%
Flint MI International Academy Public School	5.38	10-1-2022	985,000	986,359
Flint MI International Academy Public School	5.50	10-1-2027	1,985,000	1,987,104
Michigan State University Board of Trustees	5.00	2-15-2036	1,325,000	1,688,726
Western Michigan University Board of Trustees	5.25	11-15-2027	600,000	678,888
Western Michigan University Board of Trustees	5.25	11-15-2029	1,000,000	1,129,950
Western Michigan University Board of Trustees (AGM Insured)	5.25	11-15-2033	750,000	849,983
				7,321,010
GO revenue: 0.37%
Kent County MI Limited Tax Capital Improvement Bond	5.00	6-1-2030	1,040,000	1,293,396
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,346,204
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,876,517
Southfield MI 2015 Street Improvement	4.00	5-1-2025	1,490,000	1,715,750
				8,231,867
Health revenue: 0.22%
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2023	400,000	432,852
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2026	800,000	863,712
Michigan Finance Authority Trinity Health Credit Group Series MI-2	4.00	12-1-2035	3,000,000	3,598,890
				4,895,454
Miscellaneous revenue: 0.34%
Michigan Finance Authority Local Government Loan Program Series F	4.00	10-1-2024	3,000,000	3,157,650
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project	5.25	10-15-2025	4,165,000	4,317,689
				7,475,339
Water & sewer revenue: 1.10%
Great Lakes MI Water Authority Sewage Disposal System Series C	5.00	7-1-2030	3,350,000	4,097,285
Michigan Finance Authority Local Government Loan Program Series D (National Insured)	5.00	7-1-2025	1,000,000	1,156,380
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	12,000,000	13,746,240
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  27

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00%	7-1-2035	$ 2,750,000	$ 3,125,705
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2037	2,000,000	2,265,140
				24,390,750
				54,025,010
Minnesota: 0.02%
Education revenue: 0.02%
Minnesota HEFAR Concordia University Series 6Q (U.S. Bank NA LOC)ø	0.13	4-1-2037	560,000	560,000
Mississippi: 0.85%
Health revenue: 0.17%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2037	1,000,000	1,278,630
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2038	1,000,000	1,275,250
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2039	1,000,000	1,272,580
				3,826,460
Miscellaneous revenue: 0.48%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	9,895,000	10,547,575
Water & sewer revenue: 0.20%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (AGM Insured)	6.00	12-1-2023	1,145,000	1,305,758
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2026	525,000	616,865
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2027	435,000	509,964
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2034	750,000	863,978
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2035	1,000,000	1,151,120
				4,447,685
				18,821,720
Missouri: 0.46%
Education revenue: 0.13%
Missouri HEFA Webster University Project	5.00	4-1-2027	2,450,000	2,809,317
GO revenue: 0.04%
Belton MO School District #124 Missouri Direct Deposit Program Project	5.00	3-1-2026	750,000	929,040
The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.29%
Kansas City MO Municipal Assistance Corporation CAB Series B-1 (Ambac Insured)¤	0.00%	4-15-2022	$ 3,640,000	$ 3,615,539
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2032	1,500,000	1,693,740
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2034	1,000,000	1,125,630
				6,434,909
				10,173,266
Nebraska: 0.28%
Health revenue: 0.11%
Douglas County NE Hospital Authority Children's Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,436,940
Lincoln County NE Hospital Authority Great Plains Regional Medical Center	5.00	11-1-2024	1,000,000	1,038,310
				2,475,250
Utilities revenue: 0.17%
Nebraska Central Plains Energy Gas Project #3	5.00	9-1-2027	1,290,000	1,380,468
Nebraska Central Plains Energy Gas Project #4	5.00	3-1-2050	2,000,000	2,247,860
				3,628,328
				6,103,578
Nevada: 1.31%
GO revenue: 1.28%
Clark County NV Refunding Bond	5.00	6-1-2030	3,955,000	4,973,650
Clark County NV Refunding Bond Series B	5.00	11-1-2028	5,000,000	6,224,200
Clark County NV School District Building Bond Series A (AGM Insured)	4.00	6-15-2034	6,790,000	7,826,765
Clark County NV Stadium Improvement Bond Series A	5.00	6-1-2032	1,615,000	2,042,781
Clark County NV Water Reclamation District	5.00	7-1-2027	4,155,000	4,996,471
Las Vegas NV Series A	5.00	5-1-2031	1,985,000	2,264,548
				28,328,415
Miscellaneous revenue: 0.03%
Las Vegas NV Special Improvement District #607	4.00	6-1-2021	590,000	595,298
Las Vegas NV Special Improvement District #607	4.25	6-1-2024	200,000	213,816
				809,114
				29,137,529
New Hampshire: 0.15%
Housing revenue: 0.15%
New Hampshire HFA SFMR Acquisition Series E & F	4.80	7-1-2028	545,000	552,526
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	2,469,723	2,773,202
				3,325,728
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  29

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 3.74%
Airport revenue: 0.23%
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00%	1-1-2028	$ 2,130,000	$ 2,489,480
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2029	2,200,000	2,559,722
				5,049,202
GO revenue: 0.33%
Trenton City NJ (BAM Insured)	5.00	12-1-2022	1,630,000	1,772,837
Trenton City NJ (BAM Insured)	5.00	12-1-2024	1,775,000	2,082,856
Trenton City NJ (BAM Insured)	5.00	12-1-2025	1,860,000	2,252,386
Trenton City NJ (BAM Insured)	5.00	12-1-2026	1,000,000	1,203,440
				7,311,519
Miscellaneous revenue: 1.48%
Camden County NJ Improvement Authority Capital Program	4.00	1-15-2034	550,000	671,055
Camden County NJ Improvement Authority Capital Program	4.00	1-15-2036	500,000	606,920
Camden County NJ Improvement Authority Capital Program	4.00	1-15-2037	525,000	635,003
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	445,000	449,441
New Jersey EDA Motor Vehicle Surcharges Series A	5.00	7-1-2033	2,500,000	2,890,750
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2023	3,000,000	3,283,140
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	9,830,000	10,628,688
New Jersey EDA School Facilities Construction Refunding Bond Series XX	5.00	6-15-2022	5,020,000	5,345,447
New Jersey EDA School Facilities Construction Unrefunded Bond Series NN	5.00	3-1-2021	3,105,000	3,127,108
New Jersey Educational Facilities Authority	5.00	6-15-2026	3,015,000	3,392,146
New Jersey Sports & Exposition Authority (National Insured)	5.50	3-1-2022	1,755,000	1,861,248
				32,890,946
Tax revenue: 0.76%
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	2,320,000	2,824,925
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	6,289,050
New Jersey TTFA Series AA	4.00	6-15-2038	1,000,000	1,141,350
New Jersey TTFA Series AA	5.00	6-15-2036	2,000,000	2,501,240
New Jersey TTFA Series AA	5.00	6-15-2038	3,250,000	4,037,573
				16,794,138
Tobacco revenue: 0.11%
New Jersey EDA Cigarette Tax Refunding Bond	5.00	6-15-2021	2,500,000	2,541,500
Transportation revenue: 0.83%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2030	2,000,000	1,594,480
New Jersey TTFA CAB Transportation System Series C (Ambac Insured)¤	0.00	12-15-2026	3,500,000	3,205,405
The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
New Jersey TTFA Series A	5.00%	12-15-2036	$ 2,000,000	$ 2,420,340
New Jersey TTFA Series A	5.25	6-15-2025	2,000,000	2,041,040
New Jersey TTFA Series C	5.25	6-15-2032	2,500,000	2,839,925
New Jersey TTFA Unrefunded Balance Bond (National Insured)	5.25	12-15-2021	6,000,000	6,272,280
				18,373,470
				82,960,775
New Mexico: 0.90%
GO revenue: 0.16%
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2025	400,000	482,264
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2026	1,205,000	1,500,888
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2034	1,150,000	1,469,470
				3,452,622
Housing revenue: 0.02%
New Mexico Mortgage Finance Authority SFMR Class I Series A (GNMA, FNMA, FHLMC Insured)	4.63	9-1-2025	225,000	226,051
New Mexico Mortgage Finance Authority SFMR Class I Series B (GNMA, FNMA, FHLMC Insured)	5.00	3-1-2028	200,000	201,050
				427,101
Miscellaneous revenue: 0.53%
Clayton NM Jail Project Improvement & Refunding Bond (National Insured)	5.00	11-1-2028	9,265,000	10,658,456
Clayton NM Jail Project Improvement & Refunding Bond (National Insured)	5.00	11-1-2029	1,000,000	1,146,900
				11,805,356
Utilities revenue: 0.14%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bond and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	2,570,000	3,040,207
Water & sewer revenue: 0.05%
Albuquerque & Bernalillo Counties NM Water Utility Authority Series B	5.00	7-1-2024	1,000,000	1,163,570
				19,888,856
New York: 10.81%
Airport revenue: 0.53%
New York & New Jersey Port Authority	4.00	7-15-2036	1,000,000	1,215,640
New York & New Jersey Port Authority	4.00	7-15-2037	3,250,000	3,931,363
New York & New Jersey Port Authority	5.00	7-15-2034	5,000,000	6,665,150
				11,812,153
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  31

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.96%
Albany NY IDA Foundation State University Project Series A ø	0.23%	7-1-2032	$ 2,400,000	$ 2,400,000
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2027	335,000	384,838
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,750,000	1,947,453
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.53	2-1-2040	2,725,000	3,004,640
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.89	2-1-2032	2,745,000	3,080,274
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series B	5.57	2-1-2041	4,140,000	4,564,060
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2022	790,000	825,898
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2023	645,000	700,064
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2024	905,000	1,019,329
Niagara NY Area Development Corporation	5.00	5-1-2022	1,350,000	1,425,708
Westchester County NY Local Development Pace University Series B ø	0.63	5-1-2044	1,910,000	1,910,000
				21,262,264
GO revenue: 1.35%
Hempstead Town Nassau County NY Public Improvement Series A	4.00	6-15-2028	5,000,000	5,898,500
Nassau County NY	5.00	10-1-2024	4,965,000	5,736,015
New York NY Series A (Mizuho Bank Limited LOC)ø	0.10	10-1-2040	5,000,000	5,000,000
New York NY Series B	5.00	12-1-2032	2,000,000	2,456,340
New York NY Series C	5.00	8-1-2031	5,000,000	5,832,800
Suffolk County NY Series A	5.00	3-19-2021	4,000,000	4,036,280
Yonkers NY Series A (AGM Insured)	5.00	10-1-2024	1,000,000	1,036,180
				29,996,115
Industrial development revenue: 0.21%
Monroe County NY IDAG Continuing Development Services Project (Citizens Bank LOC)ø	0.25	7-1-2027	805,000	805,000
New York Liberty Development Corporation Refunding Bond	2.80	9-15-2069	1,000,000	976,170
New York NY Transportation Development John F. Kennedy International Airport Project Series C	5.00	12-1-2029	1,160,000	1,496,702
New York NY Transportation Development John F. Kennedy International Airport Project Series C	5.00	12-1-2030	1,000,000	1,310,380
				4,588,252
Miscellaneous revenue: 0.37%
New York Dormitory Authority Series D	5.00	10-1-2031	2,005,000	2,493,398
New York NY Transitional Finance Authority Building Aid Bond Series S-1	5.00	7-15-2032	2,530,000	3,159,793
New York NY Trust for Cultural Resources Series A-1	5.00	7-1-2031	2,475,000	2,475,668
				8,128,859
Tax revenue: 3.79%
Metropolitan Transportation Authority Series A	5.00	11-15-2024	6,010,000	6,515,561
The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
New York Convention Center Development Corporation	5.00%	11-15-2028	$ 8,000,000	$ 9,378,080
New York Dormitory Authority Series A	5.00	3-15-2028	5,000,000	5,954,850
New York Dormitory Authority Series A	5.00	2-15-2031	3,000,000	3,716,490
New York Dormitory Authority Series B (Ambac Insured)	5.50	3-15-2025	3,885,000	4,720,430
New York Dormitory Authority Series D	4.00	2-15-2037	5,000,000	5,998,600
New York Dormitory Authority Series D	4.00	2-15-2039	5,000,000	5,960,800
New York Dormitory Authority Series E	5.00	3-15-2035	15,000,000	19,221,300
New York NY Transitional Finance Authority Series B	5.00	8-1-2027	1,145,000	1,331,807
New York NY Transitional Finance Authority Series C	5.00	11-1-2027	5,000,000	5,947,600
New York NY Transitional Finance Authority Subordinate Bond Series B-1	5.00	11-1-2028	1,000,000	1,206,980
New York Urban Development Corporation Personal income Tax Series A	5.00	3-15-2032	5,000,000	6,071,700
New York Urban Development Corporation Personal Income Tax Series A	5.00	3-15-2031	3,815,000	4,347,612
New York Urban Development Corporation Personal income Tax Series C	4.00	3-15-2037	3,000,000	3,639,720
				84,011,530
Tobacco revenue: 0.04%
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	4.00	6-1-2022	420,000	431,105
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	5.00	6-1-2023	500,000	519,970
				951,075
Transportation revenue: 3.16%
Metropolitan Transportation Authority Series A	5.00	11-15-2027	12,640,000	14,811,678
Metropolitan Transportation Authority Series B	5.00	11-15-2033	2,175,000	2,484,959
Metropolitan Transportation Authority Series D	5.00	11-15-2027	2,000,000	2,228,540
Metropolitan Transportation Authority Series D	5.00	11-15-2030	2,010,000	2,265,089
Metropolitan Transportation Authority Series D	5.00	11-15-2031	3,415,000	3,921,820
Metropolitan Transportation Authority Series F	5.00	11-15-2028	2,450,000	2,587,249
New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	4,010,000	4,227,863
New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	11,540,000	13,148,214
New York Metropolitan Transportation Authority Subordinate Bond Series D1	5.00	9-1-2022	4,000,000	4,191,440
Triborough NY Bridges & Tunnels Authority Series B	5.00	11-15-2030	6,030,000	8,298,607
Triborough NY Bridges & Tunnels Authority Series C	5.00	11-15-2034	4,165,000	5,354,857
Triborough NY Bridges & Tunnels Authority Series C	5.00	11-15-2035	5,015,000	6,425,168
				69,945,484
Utilities revenue: 0.06%
New York Utility Debt Securitization Authority	5.00	12-15-2032	1,250,000	1,416,200
Water & sewer revenue: 0.34%
New York NY Municipal Water Finance Authority Series GG	5.00	6-15-2029	1,295,000	1,556,007
New York NY Municipal Water Finance Authority Series HH	5.00	6-15-2037	4,000,000	4,755,600
Western Nassau NY Water Authority Series A	5.00	4-1-2027	385,000	455,005
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  33

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Western Nassau NY Water Authority Series A	5.00%	4-1-2028	$ 300,000	$ 353,034
Western Nassau NY Water Authority Series B	5.00	4-1-2024	430,000	493,545
				7,613,191
				239,725,123
North Carolina: 0.13%
Miscellaneous revenue: 0.13%
North Carolina Grant Anticipation Vehicle Bond	5.00	3-1-2029	2,470,000	2,897,779
Onslow County NC Limited Obligation Series A	4.00	6-1-2022	90,000	94,864
				2,992,643
Ohio: 1.64%
Education revenue: 0.20%
Ohio HEFAR Xavier University Project	5.00	5-1-2029	1,080,000	1,394,669
Ohio HEFAR Xavier University Project	5.00	5-1-2031	2,400,000	3,136,488
				4,531,157
GO revenue: 0.10%
Columbus OH Various Purposes Series 2	5.00	7-1-2026	1,775,000	2,227,306
Health revenue: 0.06%
Hamilton OH Hospital Facilities UC Health	5.00	9-15-2035	1,100,000	1,396,197
Miscellaneous revenue: 0.57%
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2024	4,815,000	5,683,096
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2025	2,095,000	2,467,302
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2025	500,000	606,560
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2026	600,000	723,348
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2028	1,250,000	1,502,963
Ohio Building Authority Series A	5.00	10-1-2024	1,000,000	1,036,030
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	700,000	700,959
				12,720,258
Tax revenue: 0.14%
Cleveland OH Subordinate Lien Income Tax Refunding Bond Series B-1	5.00	10-1-2030	2,500,000	3,170,825
Tobacco revenue: 0.12%
Buckeye OH Tobacco Settlement Financing Authority Refunding Bond	4.00	6-1-2038	2,100,000	2,540,643
Transportation revenue: 0.05%
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1	5.25	2-15-2029	1,000,000	1,098,280
The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.34%
Cleveland OH Public Power System Refunding Bond (AGM Insured)	5.00%	11-15-2033	$ 625,000	$ 794,900
Hamilton OH Electric System Improvement and Refunding Bond (BAM Insured)	4.00	10-1-2034	710,000	854,158
Hamilton OH Electric System Improvement and Refunding Bond (BAM Insured)	4.00	10-1-2035	1,000,000	1,199,530
Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00	8-1-2049	3,000,000	3,515,670
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	1,000,000	1,088,130
				7,452,388
Water & sewer revenue: 0.06%
Ohio Water Development Authority Pollution Control Series A	5.00	12-1-2031	1,000,000	1,268,620
				36,405,674
Oklahoma: 2.66%
Education revenue: 0.04%
Oklahoma Agricultural and Mechanical Colleges Refunding Bond Series A	4.00	9-1-2036	750,000	911,798
Miscellaneous revenue: 2.23%
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2024	2,905,000	3,362,247
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2025	3,055,000	3,663,128
Canadian County OK Education Facilities Authority Mustang Public Schools Project	4.00	9-1-2025	1,110,000	1,285,669
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2027	2,000,000	2,475,620
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2028	2,180,000	2,684,234
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2026	1,000,000	1,240,480
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2027	1,000,000	1,230,030
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2028	1,285,000	1,570,540
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2027	700,000	880,187
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2028	400,000	499,916
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2029	250,000	310,600
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2031	675,000	831,911
Comanche County OK Educational Facilities Authority Elgin Public Schools Project Series A	5.00	12-1-2032	1,600,000	1,955,824
Cushing OK Educational Facilities Authority	5.00	9-1-2022	2,210,000	2,372,214
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2026	1,230,000	1,471,252
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2027	1,240,000	1,501,156
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  35

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00%	9-1-2026	$ 1,000,000	$ 1,189,420
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2027	1,245,000	1,475,748
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2023	1,000,000	1,115,100
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2024	1,075,000	1,242,098
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2025	500,000	596,990
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2028	1,160,000	1,376,491
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2029	3,000,000	3,529,530
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2032	3,000,000	3,473,160
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2021	1,000,000	1,028,270
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2022	1,000,000	1,070,650
Oklahoma Development Finance Authority	4.00	6-1-2023	1,270,000	1,374,661
Oklahoma Development Finance Authority	5.00	6-1-2023	1,230,000	1,368,240
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2030	500,000	660,435
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2031	520,000	683,790
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2032	550,000	718,443
Tulsa County OK Industrial Authority Educational Facilities Glenpool Public Schools Project Series A	5.00	9-1-2025	880,000	1,058,314
				49,296,348
Tax revenue: 0.20%
Oklahoma City OK Public Property Authority	5.00	10-1-2026	1,495,000	1,722,240
Oklahoma City OK Public Property Authority	5.00	10-1-2027	1,140,000	1,307,056
Oklahoma City OK Public Property Authority	5.00	10-1-2028	1,265,000	1,443,972
				4,473,268
Utilities revenue: 0.17%
Claremore OK Public Works Authority	4.00	6-1-2022	2,595,000	2,727,682
Claremore OK Public Works Authority	4.00	6-1-2023	1,010,000	1,060,369
				3,788,051
Water & sewer revenue: 0.02%
McGee Creek OK Authority (National Insured)	6.00	1-1-2023	485,000	510,981
				58,980,446
Oregon: 0.68%
Airport revenue: 0.13%
Portland International Airport Refunding Bond Series 26A	4.00	7-1-2037	565,000	664,073
Portland International Airport Refunding Bond Series 26A	5.00	7-1-2033	400,000	525,464
The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Portland International Airport Refunding Bond Series 26B	5.00%	7-1-2033	$ 530,000	$ 696,240
Portland International Airport Refunding Bond Series 26B	5.00	7-1-2037	705,000	914,857
				2,800,634
GO revenue: 0.38%
Benton & Linn Counties OR Corvallis School District Series B (AGM Insured)	5.00	6-15-2031	5,110,000	6,647,752
Washington & Multnomah Counties OR Beaverton School District Series D (AGM Insured)	5.00	6-15-2035	1,500,000	1,880,310
				8,528,062
Health revenue: 0.17%
Oregon Facilities Authority Asante Project Series A	5.00	8-15-2037	1,400,000	1,828,302
Oregon Facilities Authority Samaritan Health Services Project Series A	5.00	10-1-2026	1,500,000	1,845,900
				3,674,202
				15,002,898
Pennsylvania: 10.82%
Airport revenue: 0.04%
Philadelphia PA Airport Refunding Bond Series A	5.00	7-1-2028	315,000	396,434
Philadelphia PA Airport Refunding Bond Series A	5.00	7-1-2031	450,000	558,770
				955,204
Education revenue: 1.36%
Chester County PA IDA Collegium Charter School Project Series A	5.00	10-15-2027	1,500,000	1,653,030
Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	4,000,000	4,094,520
Northampton County PA General Purpose Authority College Refunding Bond	5.00	11-1-2027	1,000,000	1,268,280
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2026	885,000	976,049
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2028	660,000	718,641
Pennsylvania HEFAR Series AQ	5.00	6-15-2023	6,090,000	6,758,499
Pennsylvania HEFAR Series AR	5.00	6-15-2025	1,000,000	1,195,690
Pennsylvania HEFAR Series AS	5.00	6-15-2027	2,190,000	2,684,261
Pennsylvania HEFAR Series LL1	5.00	11-1-2022	1,310,000	1,349,955
Pennsylvania Public School Building Authority	5.00	5-1-2023	2,185,000	2,403,434
Pennsylvania Public School Building Authority	5.00	6-15-2025	2,265,000	2,609,008
Philadelphia PA IDA	5.88	6-15-2022	510,000	530,053
Philadelphia PA IDA	6.13	6-15-2023	645,000	686,022
Philadelphia PA IDA	7.00	5-1-2026	740,000	752,395
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	6.25	5-1-2021	65,000	65,884
Philadelphia PA Public School Building Authority (BAM Insured)	5.00	6-15-2026	2,000,000	2,379,640
				30,125,361
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  37

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 4.41%
Allegheny County PA Moon Area School District Series A	5.00%	11-15-2024	$ 3,425,000	$ 4,000,914
Allegheny County PA Series 72	5.25	12-1-2033	4,045,000	4,637,754
Beaver County PA (BAM Insured)	4.00	4-15-2029	1,670,000	1,990,924
Central Dauphin PA School District	5.00	2-1-2030	1,110,000	1,378,420
Johnstown PA School District (AGM Insured)	5.00	8-1-2024	2,730,000	2,805,375
Norristown PA Area School District Montgomery County Series 2018 (BAM Insured)	5.00	9-1-2035	2,035,000	2,471,202
Philadelphia PA (AGM Insured)	5.00	8-1-2025	7,000,000	8,464,330
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2021	2,200,000	2,264,394
Philadelphia PA School District Refunding Bond Series D	5.00	9-1-2022	3,750,000	4,021,388
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2028	5,000,000	6,093,200
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2029	5,000,000	6,062,550
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2031	1,240,000	1,495,961
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2032	1,000,000	1,201,570
Philadelphia PA Series A	5.00	8-1-2024	1,000,000	1,157,350
Philadelphia PA Series A	5.00	7-15-2026	3,000,000	3,406,080
Philadelphia PA Series A	5.00	8-1-2027	1,685,000	2,139,175
Philadelphia PA Series A	5.00	8-1-2033	2,020,000	2,480,156
Philadelphia PA Series A	5.25	7-15-2028	2,590,000	2,944,053
Philadelphia PA Series A	5.25	7-15-2029	4,410,000	5,017,125
Philadelphia PA Series A	5.25	7-15-2032	4,380,000	4,966,044
Philadelphia School District Series A	5.00	9-1-2032	2,300,000	2,941,286
Philadelphia School District Series C	5.00	9-1-2033	6,180,000	7,855,645
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,161,900
Pittsburgh PA Series A	4.00	9-1-2022	1,000,000	1,060,540
Pittsburgh PA Series A	5.00	9-1-2022	2,060,000	2,218,702
Pittsburgh PA Series A	5.00	9-1-2023	3,810,000	4,115,410
Reading Berks PA Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,221,190
Reading PA School District	5.00	4-1-2021	3,120,000	3,152,323
Reading PA School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,414,900
Reading PA School District (AGM Insured)	5.00	3-1-2038	1,735,000	2,089,669
Scranton Lackawanna County PA School District Bond Series A (BAM Insured)	5.00	6-1-2037	500,000	625,705
				97,855,235
Health revenue: 1.06%
Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2037	2,000,000	2,340,040
Allegheny County PA Hospital Development Authority Series A	5.00	7-15-2031	3,750,000	4,916,250
Allegheny County PA Hospital Development Authority Series B (National Insured)	6.00	7-1-2025	2,605,000	3,242,965
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	5.00	7-15-2025	155,000	187,042
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2025	170,000	201,062
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2025	1,170,000	1,311,570
The accompanying notes are an integral part of these financial statements.

38  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00%	1-1-2026	$ 155,000	$ 183,322
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	1,215,000	1,357,544
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	150,000	177,408
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	1,075,000	1,193,691
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2037	1,000,000	1,156,370
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2031	1,000,000	1,333,380
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2034	1,650,000	2,168,183
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2035	1,450,000	1,901,327
Pennsylvania Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0876 (Royal Bank of Canada LIQ)144Aø	0.13	8-15-2027	1,750,000	1,750,000
				23,420,154
Miscellaneous revenue: 1.74%
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25	11-1-2033	2,000,000	2,244,480
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2028	435,000	557,205
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2029	480,000	611,016
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2030	375,000	474,971
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2023	1,900,000	2,132,085
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2024	1,660,000	1,933,634
Pennsylvania Public School Building Authority	5.00	4-1-2029	1,000,000	1,059,360
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	1,990,000	2,510,345
Pennsylvania Public School Building Authority Series A (AGM Insured)	5.00	12-1-2028	480,000	609,379
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2024	625,000	724,706
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2024	625,000	738,438
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2025	340,000	395,668
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2025	910,000	1,075,165
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2026	605,000	714,808
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2026	645,000	746,284
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2027	360,000	414,731
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2027	650,000	767,975
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  39

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00%	12-1-2028	$ 3,020,000	$ 3,726,620
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,608,920
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	12-1-2033	920,000	1,167,977
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	12-1-2033	3,505,000	4,217,742
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2031	3,630,000	4,463,956
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2034	1,800,000	2,186,910
Southeastern Pennsylvania Transportation Authority	5.00	3-1-2028	725,000	932,974
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	921,944
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	574,475
				38,511,768
Resource recovery revenue: 0.29%
Lancaster County PA Solid Waste Management Authority Series A	5.25	12-15-2028	5,665,000	6,472,149
Tobacco revenue: 0.29%
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2027	2,500,000	3,156,900
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2028	2,500,000	3,228,075
				6,384,975
Transportation revenue: 0.98%
Pennsylvania Turnpike Commission Refunding Bond	5.00	6-1-2027	1,000,000	1,257,070
Pennsylvania Turnpike Commission Refunding Bond	5.00	12-1-2033	3,780,000	4,363,745
Pennsylvania Turnpike Commission Refunding Bond (AGM Insured)	6.00	12-1-2030	4,220,000	5,621,420
Pennsylvania Turnpike Commission Subordinate Bond Series B	5.00	6-1-2031	5,000,000	6,126,100
Pennsylvania Turnpike Commission Subordinate Bond Series C (AGM Insured)	6.25	6-1-2033	1,350,000	1,721,574
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	2,000,000	2,639,360
				21,729,269
Water & sewer revenue: 0.65%
Bucks County PA Water & Sewer Authority Water System (AGM Insured)	5.00	12-1-2026	2,400,000	2,505,528
Pennsylvania Capital Region Water System Series of 2017	5.00	7-15-2030	1,180,000	1,470,256
Pennsylvania Capital Region Water System Series of 2018	5.00	7-15-2030	1,500,000	1,915,755
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2027	1,535,000	1,971,370
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2033	1,760,000	2,206,354
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	4.00	9-1-2035	575,000	717,451
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00	9-1-2031	670,000	909,646
The accompanying notes are an integral part of these financial statements.

40  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00%	9-1-2032	$ 910,000	$ 1,227,745
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00	9-1-2033	675,000	906,107
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00	9-1-2034	500,000	669,545
				14,499,757
				239,953,872
South Carolina: 0.60%
Education revenue: 0.34%
South Carolina Education Assistance Authority Student Loan Series I	5.00	10-1-2024	925,000	925,342
South Carolina Jobs EDA Furman University Project	5.00	10-1-2028	700,000	812,490
South Carolina Jobs EDA Furman University Project	5.00	10-1-2030	1,885,000	2,171,746
South Carolina Jobs EDA Furman University Project	5.00	10-1-2031	2,155,000	2,476,052
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,212,102
				7,597,732
Health revenue: 0.01%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	0.25	5-1-2048	275,000	275,000
Miscellaneous revenue: 0.25%
Laurens County SC Education Assistance for District #55	5.00	12-1-2021	1,000,000	1,042,750
Laurens County SC Education Assistance for District #55	5.00	12-1-2022	1,250,000	1,349,825
Laurens County SC Education Assistance for District #55	5.00	12-1-2025	1,000,000	1,201,300
Scago SC Educational Facilities Corporation for Sumter County School District #17	5.00	12-1-2022	1,720,000	1,823,613
				5,417,488
				13,290,220
Tennessee: 0.69%
Education revenue: 0.04%
Franklin County TN HEFA	4.00	9-1-2024	250,000	265,228
Franklin County TN HEFA	5.00	9-1-2030	560,000	600,930
				866,158
Housing revenue: 0.08%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2023	750,000	787,110
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2028	1,000,000	1,059,990
				1,847,100
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  41

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.57%
Tennessee Energy Acquisition Corporation Gas Project	4.00%	11-1-2049	$11,000,000	$ 12,637,130
				15,350,388
Texas: 5.82%
Airport revenue: 0.84%
Dallas & Fort Worth TX International Airport Refunding Bond Series A	4.00	11-1-2034	2,500,000	3,052,850
Dallas & Fort Worth TX International Airport Refunding Bond Series A	4.00	11-1-2035	2,500,000	3,042,450
Galveston TX Wharves & Terminal	5.00	2-1-2026	2,000,000	2,002,700
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2033	3,010,000	3,748,835
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2034	3,500,000	4,351,830
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2035	2,000,000	2,481,560
				18,680,225
Education revenue: 0.25%
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	270,000	275,503
University of Houston Texas Series B	5.25	7-1-2026	4,225,000	5,345,893
				5,621,396
GO revenue: 2.57%
Austin TX Independent School District Series B	5.00	8-1-2024	3,970,000	4,636,206
Austin TX Independent School District Series B	5.00	8-1-2025	2,050,000	2,486,117
Austin TX Independent School District Series B	5.00	8-1-2026	1,450,000	1,759,938
Austin TX Public Improvement Bond	5.00	9-1-2030	960,000	1,222,675
Bexar County TX Hospital District Refunding Bond	5.00	2-15-2037	1,250,000	1,575,563
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2026	1,000,000	1,193,140
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2027	1,300,000	1,549,327
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2023	1,395,000	1,528,195
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2026	1,000,000	1,176,070
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2030	1,130,000	1,303,150
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2031	1,000,000	1,150,560
Del Rio TX Refunding Bond (BAM Insured)	4.00	6-1-2023	720,000	783,137
Del Rio TX Refunding Bond (BAM Insured)	4.00	6-1-2024	745,000	835,510
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2024	1,145,000	1,335,665
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2025	1,000,000	1,168,830
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2030	1,000,000	1,168,650
El Paso County TX Hospital District	5.00	8-15-2028	2,045,000	2,177,496
El Paso County TX Refunding Bond Series A	5.00	2-15-2031	2,000,000	2,437,520
El Paso County TX Refunding Bond Series A	5.00	2-15-2032	2,120,000	2,581,376
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	4.00	3-1-2026	755,000	870,515
Fort Worth TX Independent School District Unlimited Tax Refunding and School Building Bond	5.00	2-15-2026	3,000,000	3,717,660
Harris County TX Toll Road Project Series C (AGM Insured)	5.25	8-15-2027	4,000,000	5,237,480
Hays County TX Limited Tax Bond	5.00	2-15-2027	1,000,000	1,266,120
The accompanying notes are an integral part of these financial statements.

42  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Plano TX	5.00%	9-1-2030	$ 2,155,000	$ 2,711,723
San Antonio TX Certificate of Obligation	5.00	8-1-2036	3,990,000	5,111,589
San Antonio TX Independent School District Unlimited Tax Series 2018	5.00	8-15-2037	2,000,000	2,379,400
Texas Independent School District Refunding Bond	5.00	8-15-2025	2,260,000	2,734,374
Viridian TX Municipal Management District Unlimited Road Improvement Bond (BAM Insured)	4.00	12-1-2030	710,000	786,794
				56,884,780
Miscellaneous revenue: 0.33%
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2026	565,000	705,499
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2029	400,000	507,616
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2030	500,000	631,670
Lower Colorado River TX Authority	5.50	5-15-2031	2,500,000	2,783,250
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2026	1,000,000	1,200,230
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2027	1,250,000	1,499,050
				7,327,315
Tax revenue: 0.42%
Houston TX Old Spanish Trail Almeda Corridors Redevelopment Authority (BAM Insured)	4.00	9-1-2031	1,540,000	1,838,637
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2027	1,880,000	2,051,118
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2029	2,390,000	2,604,048
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2030	1,500,000	1,633,095
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2031	1,000,000	1,088,730
				9,215,628
Transportation revenue: 0.43%
Texas Grand Parkway Transportation Corporation System Series A	5.00	10-1-2034	1,500,000	1,914,255
Texas Private Activity Surface Transportation Corporation Senior Lien Series A	5.00	12-31-2035	3,000,000	3,827,520
Texas Private Activity Surface Transportation Corporation Senior Lien Series A	5.00	12-31-2036	3,015,000	3,836,196
				9,577,971
Utilities revenue: 0.66%
Austin TX Refunding Bond (National Insured)	5.25	5-15-2025	1,400,000	1,553,594
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2026	2,190,000	2,625,941
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2029	1,500,000	1,790,220
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2030	2,500,000	2,979,900
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Series 2012	5.00	12-15-2021	3,945,000	4,113,964
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2025	1,000,000	1,202,630
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2026	375,000	452,329
				14,718,578
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  43

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.32%
Amarillo TX Waterworks and Sewer System Bond Series B	5.00%	4-1-2028	$ 645,000	$ 845,976
North Harris County TX Regional Water Authority Senior Lien (BAM Insured)	5.00	12-15-2029	1,215,000	1,319,514
Tarrant TX Water Project Refunding Bond	4.00	2-1-2027	1,000,000	1,175,220
Texas Water Development Board State Implementation Series A	4.00	10-15-2032	3,000,000	3,671,130
				7,011,840
				129,037,733
Utah: 0.34%
Education revenue: 0.16%
University of Utah (Citibank NA LIQ)144Aø	0.13	8-1-2021	680,000	680,000
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2021	400,000	403,844
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2022	400,000	417,596
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2023	400,000	428,700
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2024	450,000	495,981
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)144A	4.50	6-15-2027	1,025,000	1,113,827
				3,539,948
Miscellaneous revenue: 0.18%
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2028	1,000,000	1,255,950
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,918,886
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	792,434
				3,967,270
				7,507,218
Virginia: 0.29%
Education revenue: 0.16%
Virginia Small Business Financing Authority	5.25	10-1-2029	3,000,000	3,504,360
Industrial development revenue: 0.03%
Fairfax County VA EDA Mount Vernon Ladies Association Project (Truist Bank LOC)ø	0.12	6-1-2037	740,000	740,000
Tax revenue: 0.10%
Greater Richmond VA Convention Center	5.00	6-15-2025	1,000,000	1,164,060
Marquis VA CDA CAB Series 2015 144A¤	0.00	9-1-2045	386,000	196,860
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,772,000	91,045
Marquis VA CDA Series B	5.63	9-1-2041	1,274,000	649,727
				2,101,692
				6,346,052
The accompanying notes are an integral part of these financial statements.

44  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 4.60%
Education revenue: 0.05%
Washington EDFA	5.00%	6-1-2028	$ 1,000,000	$ 1,150,500
GO revenue: 1.68%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	1,600,000	1,917,840
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2031	6,665,000	7,977,005
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2032	2,905,000	3,470,836
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2033	7,045,000	8,393,272
King County WA Public Hospital District #1 Valley Medical Center Refunding Bonds	5.00	12-1-2026	775,000	936,991
Washington Various Purposes Bond Series C	5.00	2-1-2034	5,800,000	7,038,300
Washington Various Purposes Refunding Bond Series A	5.00	8-1-2036	2,000,000	2,638,700
Washington Various Purposes Refunding Bond Series B	5.00	7-1-2028	4,000,000	4,888,440
				37,261,384
Health revenue: 0.71%
Washington HCFR Fred Hutchinson Cancer Research Center (SIFMA Municipal Swap+1.05%)±	1.14	1-1-2042	10,000,000	10,094,300
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2026	2,250,000	2,693,565
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2027	1,050,000	1,250,235
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2028	1,350,000	1,598,832
				15,636,932
Housing revenue: 0.50%
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2032	1,955,000	2,476,399
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2033	1,550,000	1,952,923
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2034	655,000	822,752
Washington Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,783,050
				11,035,124
Miscellaneous revenue: 0.88%
Washington Certificate of Participation Series B	5.00	7-1-2037	1,585,000	2,065,952
Washington Lease FYI Properties Refunding Bond	5.00	6-1-2034	6,000,000	7,417,320
Washington Motor Vehicle Fuel Tax Refunding Bond Series D	5.00	7-1-2031	5,830,000	6,872,404
Washington Office Building Refunding Bond	5.00	7-1-2026	2,750,000	3,180,045
				19,535,721
Resource recovery revenue: 0.26%
Seattle WA Solid Waste System Improvement & Refunding Bond	4.00	6-1-2033	1,175,000	1,348,971
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2027	620,000	765,830
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  45

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue (continued)
Tacoma WA Solid Waste Refunding Bond Series B	5.00%	12-1-2028	$ 1,455,000	$ 1,795,485
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2029	1,525,000	1,878,205
				5,788,491
Utilities revenue: 0.52%
Chelan County WA Public Utility District #1 Refunding Bond Series A	4.00	7-1-2038	2,805,000	3,447,682
Energy Northwest Washington Wind Project	5.00	7-1-2022	1,185,000	1,264,182
Lewis County WA Public Utility District Refunding Bond	5.25	4-1-2032	6,115,000	6,906,893
				11,618,757
				102,026,909
West Virginia: 0.80%
GO revenue: 0.37%
Ohio County WV Public School Bond	3.00	6-1-2027	2,740,000	3,144,150
West Virginia State Road Bond Series 2018 B	5.00	12-1-2036	4,000,000	5,115,200
				8,259,350
Health revenue: 0.08%
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2031	375,000	462,570
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2032	980,000	1,203,871
				1,666,441
Miscellaneous revenue: 0.35%
West Virginia EDA Excess Lottery Series A	5.00	7-1-2038	2,980,000	3,761,594
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2027	1,595,000	1,913,298
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2029	1,755,000	2,094,873
				7,769,765
				17,695,556
Wisconsin: 0.57%
Education revenue: 0.30%
Wisconsin PFA Charter School Voyager Foundation Incorporated Project Series A	6.00	10-1-2032	1,475,000	1,618,252
Wisconsin PFA KU Campus Development Corporation Central District Development Project	5.00	3-1-2032	4,315,000	5,065,422
				6,683,674
Health revenue: 0.12%
Wisconsin HEFA Series A	4.00	11-15-2039	2,250,000	2,559,533
Miscellaneous revenue: 0.06%
Milwaukee WI RDA Public Schools	5.00	11-15-2029	420,000	517,138
Milwaukee WI RDA Public Schools	5.00	11-15-2030	635,000	780,231
				1,297,369
The accompanying notes are an integral part of these financial statements.

46  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Tax revenue: 0.09%
Wisconsin Center District Senior Dedicated Tax Bond Series C (AGM Insured)¤		0.00%	12-15-2034	$ 1,250,000	$ 901,038
Wisconsin Center District Senior Dedicated Tax Bond Series C (AGM Insured)¤		0.00	12-15-2035	1,600,000	1,107,008
					2,008,046
					12,548,622
Total Municipal obligations (Cost $2,021,993,815)					2,188,216,584
Total investments in securities (Cost $2,021,993,815)	98.71%				2,188,216,584
Other assets and liabilities, net	1.29				28,500,154
Total net assets	100.00%				$2,216,716,738

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  47

Statement of assets and liabilities—December 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $2,021,993,815)	$ 2,188,216,584
Cash	11,728,718
Receivable for interest	24,112,958
Receivable for investments sold	1,716,141
Receivable for Fund shares sold	950,890
Prepaid expenses and other assets	57,043
Total assets	2,226,782,334
Liabilities
Payable for Fund shares redeemed	5,624,028
Dividends payable	2,236,402
Payable for investments purchased	1,262,122
Management fee payable	692,639
Administration fees payable	147,175
Distribution fee payable	9,299
Trustees’ fees and expenses payable	2,322
Accrued expenses and other liabilities	91,609
Total liabilities	10,065,596
Total net assets	$2,216,716,738
Net assets consist of
Paid-in capital	$ 2,075,065,752
Total distributable earnings	141,650,986
Total net assets	$2,216,716,738
Computation of net asset value and offering price per share
Net assets – Class A	$ 255,008,360
Shares outstanding – Class A1	21,393,100
Net asset value per share – Class A	$11.92
Maximum offering price per share – Class A2	$12.29
Net assets – Class C	$ 13,270,495
Shares outstanding – Class C1	1,113,247
Net asset value per share – Class C	$11.92
Net assets – Class R6	$ 838,216,754
Shares outstanding – Class R6[1]	70,242,245
Net asset value per share – Class R6	$11.93
Net assets – Administrator Class	$ 49,309,267
Shares outstanding – Administrator Class[1]	4,134,043
Net asset value per share – Administrator Class	$11.93
Net assets – Institutional Class	$ 1,060,911,862
Shares outstanding – Institutional Class[1]	88,872,105
Net asset value per share – Institutional Class	$11.94
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

48  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Statement of operations—six months ended December 31, 2020 (unaudited)

Investment income
Interest	$ 35,301,801
Expenses
Management fee	4,560,537
Administration fees
Class A	207,904
Class C	13,039
Class R6	155,723
Administrator Class	26,510
Institutional Class	451,555
Shareholder servicing fees
Class A	324,479
Class C	20,343
Administrator Class	65,632
Distribution fee
Class C	61,024
Custody and accounting fees	50,184
Professional fees	31,805
Registration fees	71,073
Shareholder report expenses	53,388
Trustees’ fees and expenses	9,873
Other fees and expenses	29,692
Total expenses	6,132,761
Less: Fee waivers and/or expense reimbursements
Fund-level	(245,015)
Class A	(63,499)
Class C	(3,810)
Administrator Class	(17,609)
Institutional Class	(3,027)
Net expenses	5,799,801
Net investment income	29,502,000
Realized and unrealized gains (losses) on investments
Net realized gains on investments	18,740,858
Net change in unrealized gains (losses) on investments	20,322,790
Net realized and unrealized gains (losses) on investments	39,063,648
Net increase in net assets resulting from operations	$68,565,648
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  49

Statement of changes in net assets

	Six months ended December 31, 2020 (unaudited)		Year ended June 30, 2020
Operations
Net investment income		$ 29,502,000		$ 66,061,506
Net realized gains (losses) on investments		18,740,858		(11,184,895)
Net change in unrealized gains (losses) on investments		20,322,790		16,254,772
Net increase in net assets resulting from operations		68,565,648		71,131,383
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,774,351)		(5,665,902)
Class C		(111,779)		(320,518)
Class R6		(12,558,381)		(27,533,926)
Administrator Class		(589,316)		(3,954,214)
Institutional Class		(13,415,721)		(28,315,374)
Total distributions to shareholders		(29,449,548)		(65,789,934)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,827,124	21,612,574	2,965,506	34,620,862
Class C	106,562	1,259,218	144,337	1,694,521
Class R6	9,905,246	117,240,558	46,910,464	549,315,972
Administrator Class	184,587	2,188,453	5,072,549	59,288,034
Institutional Class	7,209,652	85,374,768	24,518,409	286,969,473
		227,675,571		931,888,862
Reinvestment of distributions
Class A	219,753	2,601,352	464,092	5,437,440
Class C	9,022	106,761	24,503	287,109
Class R6	287,686	3,406,306	821,396	9,637,135
Administrator Class	47,093	557,821	327,038	3,835,145
Institutional Class	976,436	11,575,077	2,101,021	24,658,105
		18,247,317		43,854,934
Payment for shares redeemed
Class A	(1,957,814)	(23,181,144)	(4,686,618)	(54,404,248)
Class C	(630,247)	(7,441,834)	(833,633)	(9,778,713)
Class R6	(38,740,842)	(457,561,253)	(34,293,227)	(395,802,003)
Administrator Class	(1,250,014)	(14,764,551)	(15,478,688)	(180,152,457)
Institutional Class	(15,206,410)	(179,576,718)	(33,441,703)	(390,400,383)
		(682,525,500)		(1,030,537,804)
Net decrease in net assets resulting from capital share transactions		(436,602,612)		(54,794,008)
Total decrease in net assets		(397,486,512)		(49,452,559)
Net assets
Beginning of period		2,614,203,250		2,663,655,809
End of period		$2,216,716,738		$ 2,614,203,250
The accompanying notes are an integral part of these financial statements.

50  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.72	$11.66	$11.31	$11.46	$11.89	$11.47
Net investment income	0.13	0.26	0.28	0.27	0.27	0.26
Net realized and unrealized gains (losses) on investments	0.20	0.05	0.35	(0.15)	(0.42)	0.42
Total from investment operations	0.33	0.31	0.63	0.12	(0.15)	0.68
Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.28)	(0.27)	(0.27)	(0.26)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.13)	(0.25)	(0.28)	(0.27)	(0.28)	(0.26)
Net asset value, end of period	$11.92	$11.72	$11.66	$11.31	$11.46	$11.89
Total return[1]	2.80%	2.72%	5.67%	1.08%	(1.27)%	5.99%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.79%	0.80%	0.80%	0.79%	0.80%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.14%	2.18%	2.47%	2.38%	2.31%	2.23%
Supplemental data
Portfolio turnover rate	8%	24%	14%	14%	19%	14%
Net assets, end of period (000s omitted)	$255,008	$249,724	$263,113	$287,408	$359,649	$556,673

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  51

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.72	$11.66	$11.31	$11.46	$11.89	$11.47
Net investment income	0.08	0.17	0.20	0.19	0.18	0.17
Net realized and unrealized gains (losses) on investments	0.20	0.06	0.35	(0.15)	(0.42)	0.42
Total from investment operations	0.28	0.23	0.55	0.04	(0.24)	0.59
Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.20)	(0.19)	(0.18)	(0.17)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.08)	(0.17)	(0.20)	(0.19)	(0.19)	(0.17)
Net asset value, end of period	$11.92	$11.72	$11.66	$11.31	$11.46	$11.89
Total return[1]	2.42%	1.95%	4.88%	0.32%	(2.01)%	5.20%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.54%	1.55%	1.55%	1.54%	1.55%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.38%	1.43%	1.73%	1.63%	1.56%	1.48%
Supplemental data
Portfolio turnover rate	8%	24%	14%	14%	19%	14%
Net assets, end of period (000s omitted)	$13,270	$19,082	$26,737	$35,421	$44,462	$56,601

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

52  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2020 (unaudited)	2020	2019 [1]
Net asset value, beginning of period	$11.74	$11.67	$11.33
Net investment income	0.15	0.29	0.29
Net realized and unrealized gains (losses) on investments	0.19	0.07	0.34
Total from investment operations	0.34	0.36	0.63
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.29)
Net asset value, end of period	$11.93	$11.74	$11.67
Total return[2]	2.87%	3.110%	5.65%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.41%	0.41%
Net expenses	0.40%	0.40%	0.40%
Net investment income	2.42%	2.48%	2.75%
Supplemental data
Portfolio turnover rate	8%	24%	14%
Net assets, end of period (000s omitted)	$838,217	$1,159,305	$996,477

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  53

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.73	$11.67	$11.32	$11.47	$11.90	$11.48
Net investment income	0.14	0.27	0.29	0.28	0.28	0.27
Net realized and unrealized gains (losses) on investments	0.20	0.06	0.35	(0.15)	(0.42)	0.42
Total from investment operations	0.34	0.33	0.64	0.13	(0.14)	0.69
Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.29)	(0.28)	(0.28)	(0.27)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.14)	(0.27)	(0.29)	(0.28)	(0.29)	(0.27)
Net asset value, end of period	$11.93	$11.73	$11.67	$11.32	$11.47	$11.90
Total return[1]	2.85%	2.82%	5.77%	1.18%	(1.17)%	6.09%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.73%	0.74%	0.73%	0.73%	0.74%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.23%	2.28%	2.57%	2.48%	2.39%	2.33%
Supplemental data
Portfolio turnover rate	8%	24%	14%	14%	19%	14%
Net assets, end of period (000s omitted)	$49,309	$60,435	$177,742	$183,624	$309,793	$802,527

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

54  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.74	$11.68	$11.33	$11.47	$11.91	$11.49
Net investment income	0.14	0.28	0.31	0.30	0.30	0.29
Net realized and unrealized gains (losses) on investments	0.20	0.06	0.35	(0.14)	(0.43)	0.42
Total from investment operations	0.34	0.34	0.66	0.16	(0.13)	0.71
Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.31)	(0.30)	(0.30)	(0.29)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.14)	(0.28)	(0.31)	(0.30)	(0.31)	(0.29)
Net asset value, end of period	$11.94	$11.74	$11.68	$11.33	$11.47	$11.91
Total return[1]	2.93%	2.97%	5.93%	1.42%	(1.10)%	6.26%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.46%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.44%
Net investment income	2.38%	2.43%	2.72%	2.64%	2.58%	2.49%
Supplemental data
Portfolio turnover rate	8%	24%	14%	14%	19%	14%
Net assets, end of period (000s omitted)	$1,060,912	$1,125,657	$1,199,588	$1,932,382	$1,814,841	$1,260,636

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  55

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Intermediate Tax/AMT-Free Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

56  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2020, the aggregate cost of all investments for federal income tax purposes was $2,021,909,727 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$167,454,525
Gross unrealized losses	(1,147,668)
Net unrealized gains	$166,306,857
As of June 30, 2020, the Fund had capital loss carryforwards which consisted of $18,062,193 in short-term capital losses and $24,484,632 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$2,188,216,584	$0	$2,188,216,584
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the six months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  57

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2020, the management fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.40% for Class R6 shares, 0.60% for Administrator Class shares, and 0.45% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

58  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2020, Funds Distributor received $3,024 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2020.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $200,135,000, $332,022,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2020.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2020 were $181,225,446 and $547,014,771, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2020, there were no borrowings by the Fund under the agreement.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
9. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the

Wells Fargo Intermediate Tax/AMT-Free Fund  |  59

Notes to financial statements (unaudited)
Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement(s). The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

60  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  61

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

62  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  63

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
1  Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.
2  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

64  |  Wells Fargo Intermediate Tax/AMT-Free Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0121-00276 02-21
SA251/SAR251 12-20

Semi-Annual Report
December 31, 2020
Wells Fargo
Minnesota Tax-Free Fund

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The views expressed and any forward-looking statements are as of December 31, 2020, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Minnesota Tax-Free Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Minnesota Tax-Free Fund for the six-month period that ended December 31, 2020. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 22.16%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 24.33%, while the MSCI EM Index (Net),3 had even stronger performance, with a 31.14% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned 1.29%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 9.44%, and the Bloomberg Barclays Municipal Bond Index,6 returned 3.07% while the ICE BofA U.S. High Yield Index,7 gained a hefty 11.49%.
The stock market rally continued in July.
After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income. However, economic data and a resurgence of COVID-19 cases underscored the urgent need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China’s second-quarter GDP grew 3.2% year over year. The U.S. economy added 1.8 million jobs in July, but a double-digit jobless rate persisted.
The stock market continued to rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases as well as the expiration of the $600 weekly bonus unemployment benefit in July. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Andrew Owen
President
Wells Fargo Funds
“After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Minnesota Tax-Free Fund

Letter to shareholders (unaudited)
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Minnesota Tax-Free Fund  |  3

Performance highlights (unaudited)
Investment objective
The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Bruce R. Johns
Kerry Laurin*
Average annual total returns (%) as of December 31, 2020
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (NMTFX)	1-12-1988	-0.83	1.95	3.30	3.84	2.89	3.78	0.93	0.85
Class C (WMTCX)	4-8-2005	2.06	2.12	3.00	3.06	2.12	3.00	1.68	1.60
Administrator Class (NWMIX)	8-2-1993	–	–	–	4.10	3.15	4.04	0.87	0.60
Institutional Class (WMTIX)[3]	10-31-2016	–	–	–	4.08	3.21	4.07	0.60	0.52
Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	5.21	3.91	4.63	–	–
Bloomberg Barclays Minnesota Municipal Bond Index[5]	–	–	–	–	5.12	3.45	4.03	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Minnesota municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/ or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.
Please see footnotes on page 5.

4  |  Wells Fargo Minnesota Tax-Free Fund

Performance highlights (unaudited)
Effective maturity distribution as of December 31, 2020[6]
Credit quality as of December 31, 2020[7]

*	Ms. Laurin became a portfolio manager of the Fund on September 1, 2020.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.85% for Class A, 1.60% for Class C, 0.60% for Administrator Class, and 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Minnesota Municipal Bond Index is the Minnesota component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.
[6]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.
[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Minnesota Tax-Free Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2020 to December 31, 2020.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2020	Ending account value 12-31-2020	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,025.12	$4.34	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class C
Actual	$1,000.00	$1,021.23	$8.15	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Administrator Class
Actual	$1,000.00	$1,026.40	$3.06	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,025.87	$2.66	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 95.54%
Guam: 0.92%
Airport revenue: 0.41%
Guam Port Authority Series 2018B	5.00	7-1-2035	$ 605,000	733,538
Water & sewer revenue: 0.51%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	865,000	919,677
				1,653,215
Illinois: 1.79%
GO revenue: 0.90%
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	500,000	514,565
Kane, Cook, & DuPage Counties IL School District #46 Series 2015D	5.00	1-1-2027	965,000	1,092,428
				1,606,993
Miscellaneous revenue: 0.89%
Illinois Series A	5.00	11-1-2023	1,000,000	1,091,800
Illinois Series D	5.00	11-1-2021	500,000	514,155
				1,605,955
				3,212,948
Minnesota: 91.53%
Airport revenue: 2.49%
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2014A	5.00	1-1-2032	750,000	838,823
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2016C	5.00	1-1-2046	1,000,000	1,188,780
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2016D	5.00	1-1-2041	250,000	291,793
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014A	5.00	1-1-2029	665,000	745,851
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014B	5.00	1-1-2026	1,250,000	1,398,438
				4,463,685
Education revenue: 22.33%
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	5.50	7-1-2040	750,000	797,708
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2029	590,000	643,525
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2034	500,000	536,490
Columbus MN Charter School New Millennium Academy Project Series 2015A	5.50	7-1-2030	1,000,000	1,017,470
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A	5.25	7-1-2040	500,000	550,890
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2025	125,000	134,235
The accompanying notes are an integral part of these financial statements.

Wells Fargo Minnesota Tax-Free Fund  |  7

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00%	7-1-2026	$ 100,000	$ 107,211
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2027	100,000	106,770
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	5.25	7-1-2037	400,000	442,848
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A	5.50	8-1-2036	500,000	529,945
Ham Lake MN Charter School DaVinci Academy Project Series 2012A	4.00	7-1-2028	370,000	392,522
Ham Lake MN Charter School DaVinci Academy Project Series 2016A	5.00	7-1-2031	625,000	678,900
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A	5.00	7-1-2029	600,000	646,482
Minneapolis MN Charter School Northeast College Preparatory Project	5.00	7-1-2055	700,000	740,642
Minneapolis MN Charter School Yinghua Academy Project Series 2013A	5.00	7-1-2023	190,000	198,124
Minnesota HEFAR Bethel University Series 2017	5.00	5-1-2037	1,250,000	1,378,613
Minnesota HEFAR College of St. Scholastica Series 2019	4.00	12-1-2040	1,000,000	1,099,030
Minnesota HEFAR College of St. Scholastica Series 7R	4.25	12-1-2027	400,000	420,032
Minnesota HEFAR Concordia University Series 6Q (U.S. Bank NA LOC)ø	0.13	4-1-2037	2,150,000	2,150,000
Minnesota HEFAR Hamline University Series 2017B	5.00	10-1-2035	1,000,000	1,099,160
Minnesota HEFAR St. Benedict College Series 2017	4.00	3-1-2036	410,000	437,614
Minnesota HEFAR St. Catherine University Refunding Bond Series A	5.00	10-1-2025	570,000	663,947
Minnesota HEFAR St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,341,240
Minnesota HEFAR St. Thomas University Series 2019	4.00	10-1-2041	515,000	584,916
Minnesota HEFAR St. Thomas University Series 2019	5.00	10-1-2040	750,000	921,255
Minnesota HEFAR St. Thomas University Series 7U	5.00	4-1-2023	750,000	817,943
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2028	920,000	1,094,634
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2029	750,000	888,128
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2035	750,000	872,835
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds	5.00	11-1-2027	500,000	623,280
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds Series 2018	5.00	11-1-2026	700,000	852,628
Minnesota State Colleges & Universities Revenue Fund & Refunding Bonds Series 2017A	5.00	10-1-2027	500,000	630,230
Moorhead MN Educational Facilities Bond The Concordia College Corporation Project Series 2016	5.00	12-1-2025	2,000,000	2,217,580
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	4.15	9-1-2024	360,000	367,618
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	5.00	9-1-2034	1,100,000	1,145,749
Rice County MN Educational Facilities Shattuck-St. Mary's School Project 144A	5.00	8-1-2022	940,000	962,222
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A	5.00	4-1-2036	750,000	510,000
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2016A	5.25	9-1-2031	1,000,000	1,161,910
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2020	5.00	9-1-2055	400,000	463,708
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Project Series 2013A	4.00	7-1-2023	125,000	128,698
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A	5.00%	7-1-2035	$ 925,000	$ 994,505
St. Paul MN Housing & RDA Charter School Twin Cities German Immersion School Project Series 2019	5.00	7-1-2055	750,000	827,235
St. Paul MN Housing & RDA Conservatory for Performing Artists Series A	4.00	3-1-2028	150,000	153,546
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A	5.00	12-1-2034	1,645,000	1,711,113
University of Minnesota Series 2017A	5.00	9-1-2042	770,000	949,687
University of Minnesota Series 2019A	5.00	4-1-2044	2,000,000	2,551,500
University of Minnesota State Supported Biomedical Science Series 2011B	5.00	8-1-2036	1,000,000	1,025,790
Woodbury MN Charter School Refunding Bond MSA Building Company Series A	4.00	12-1-2050	500,000	527,935
				40,098,043
GO revenue: 17.71%
Hastings MN Independent School District #200 CAB Series A (State School District Credit Program Insured)¤	0.00	2-1-2032	1,305,000	1,026,017
Hastings MN Independent School District #200 CAB Series A (State School District Credit Program Insured)¤	0.00	2-1-2033	1,145,000	863,674
Hennepin County MN Series 2016B	5.00	12-1-2029	450,000	568,589
Hennepin County MN Series 2017C	5.00	12-1-2031	2,000,000	2,513,780
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2025	160,000	187,282
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2026	185,000	223,880
Minnesota Series 2018A	5.00	8-1-2032	2,700,000	3,531,870
Minnesota Trunk Highway Series A	5.00	8-1-2032	1,585,000	2,135,661
Minnesota Trunk Highway Series B	4.00	8-1-2031	250,000	307,795
Minnesota Various Purpose Bonds Series 2015A	5.00	8-1-2028	3,400,000	4,118,148
North St. Paul Maplewood MN Independent School District #622 Facilities Maintenance Series B (State School District Credit Program Insured)	4.00	2-1-2029	2,735,000	3,341,951
Rosemount MN Independent School District #196 School Building Series 2016A (State School District Credit Program Insured)	5.00	2-1-2027	1,500,000	1,842,090
Roseville MN Independent School District #623 School Building Series A (State School District Credit Program Insured)	5.00	2-1-2031	2,090,000	2,602,280
Sartell MN Independent School District #748 St. Stephen Public Schools GO Series 2016A (State School District Credit Program Insured)	5.00	2-1-2027	1,450,000	1,723,586
Shakopee MN Independent School District #720 Series A (State School District Credit Program Insured)	5.00	2-1-2023	1,000,000	1,096,160
Shakopee MN Independent School District #720 Series B (State School District Credit Program Insured)	5.00	2-1-2025	405,000	478,528
St. Cloud MN Series A	4.00	2-1-2028	460,000	550,730
St. Cloud MN Series A	4.00	2-1-2029	475,000	564,922
St. Cloud MN Series A	4.00	2-1-2030	495,000	584,887
St. Francis MN Independent School District #15 Series A (State School District Credit Program Insured)	5.00	2-1-2027	485,000	530,575
St. Francis MN Independent School District #15 Series A (State School District Credit Program Insured)	5.00	2-1-2028	220,000	240,387
Willmar MN Rice Memorial Hospital Project Series 2012A	5.00	2-1-2026	1,000,000	1,003,300
The accompanying notes are an integral part of these financial statements.

Wells Fargo Minnesota Tax-Free Fund  |  9

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00%	2-1-2030	$ 440,000	$ 511,315
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2032	530,000	612,245
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2033	555,000	638,677
				31,798,329
Health revenue: 17.64%
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2026	750,000	853,185
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2027	500,000	567,015
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2029	300,000	337,578
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.00	2-15-2048	650,000	771,992
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.25	2-15-2053	2,500,000	3,003,725
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013	4.00	4-1-2022	735,000	763,555
Maple Grove MN HCFR Maple Grove Hospital Corporation	5.00	5-1-2030	850,000	1,032,580
Maple Grove MN HCFR North Memorial Health Care Series 2015	5.00	9-1-2023	655,000	722,524
Maple Grove MN HCFR Series 2017	5.00	5-1-2031	500,000	603,630
Maple Grove MN HCFR Series 2017	5.00	5-1-2032	500,000	599,575
Minneapolis & St. Paul MN Housing & RDA Allina Health System	5.00	11-15-2029	1,000,000	1,345,330
Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A	5.00	11-15-2029	1,000,000	1,254,270
Minneapolis MN Health Care System Fairview Health Services Series 2015A	5.00	11-15-2033	2,000,000	2,350,640
Minneapolis MN Health Care System Revenue Refunded Bond Fairview Health Services Series A	5.00	11-15-2049	1,000,000	1,218,590
Plato MN Health Care Facilities Bond Glencoe Regional Health Services Project Series 2017	5.00	4-1-2041	550,000	633,969
Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2032	660,000	667,022
Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2042	560,000	565,908
Rochester MN Healthcare Facilities Mayo Clinic ø	0.07	11-15-2047	1,700,000	1,700,000
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144Aøø	5.85	11-1-2058	750,000	774,743
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2027	700,000	797,181
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2029	725,000	817,148
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2030	2,000,000	2,392,540
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2031	2,000,000	2,385,440
St. Cloud MN Health Care Unrefunded Revenue Bonds CentraCare Health	5.13	5-1-2030	125,000	125,368
St. Paul MN Housing & RDA Fairview Health Services Series 2017A	5.00	11-15-2034	565,000	697,888
St. Paul MN Housing & RDA Healthfirst Care Systems Project Series 2015A	5.00	11-15-2027	1,000,000	1,223,930
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
St. Paul MN Housing & RDA Healthpartners Obligation Group	5.00%	7-1-2025	$ 520,000	$ 620,448
St. Paul MN Housing & RDA Healthpartners Obligation Group	5.00	7-1-2031	2,010,000	2,351,780
Winona MN Health Care Facilities Refunding Bond Series 2012	5.00	7-1-2034	500,000	507,270
				31,684,824
Housing revenue: 5.29%
Brooklyn Park MN MFHR Amorce I Limited Partnership Project Series 2019A (GNMA Insured)øø	1.25	1-1-2022	1,735,000	1,735,000
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014	5.00	8-1-2032	860,000	898,528
Minnesota HFA Series D (SIFMA Municipal Swap+0.43%)(GNMA/FNMA/FHLMC Insured)±	0.52	1-1-2045	1,000,000	999,060
Minnesota Housing Finance Agency Rental Bond Series 2019C	1.60	8-1-2021	1,475,000	1,476,077
Minnesota Housing Finance Agency Residential Housing Series 2012D (GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	25,000	25,392
Minnesota Housing Finance Agency Residential Housing Series E (GNMA/FNMA/FHLMC Insured)	1.75	1-1-2028	790,000	822,801
Minnesota Housing Finance Agency Residential Housing Series E (GNMA/FNMA/FHLMC Insured)	1.75	7-1-2028	625,000	650,425
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2027	1,665,000	1,926,355
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2032	500,000	571,980
Oak Park Heights MN Boutwells Landing Project Series 2005 (FHLMC LIQ)ø	0.09	11-1-2035	395,000	395,000
				9,500,618
Miscellaneous revenue: 15.89%
Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A	5.00	2-1-2034	1,000,000	1,129,770
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2030	250,000	291,600
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2031	250,000	289,510
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2034	300,000	341,619
Duluth MN Independent School District #709 Certificate of Participation Series 2019A	4.00	3-1-2026	700,000	746,977
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured)	5.00	2-1-2026	395,000	477,358
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured)	5.00	2-1-2028	700,000	889,686
Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A	5.00	2-1-2029	750,000	857,715
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2028	290,000	309,607
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2030	310,000	326,033
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series ACooperative	3.00	2-1-2029	300,000	317,604
The accompanying notes are an integral part of these financial statements.

Wells Fargo Minnesota Tax-Free Fund  |  11

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A	6.00%	12-1-2040	$1,000,000	$ 1,022,830
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2027	2,000,000	2,107,280
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2029	2,000,000	2,106,320
Minnesota General Fund Appropriation Bonds Series 2014A	5.00	6-1-2033	1,000,000	1,102,720
Minnesota Legislative Office Facility Project Certificate of Participation Series 2014	5.00	6-1-2023	435,000	484,560
Minnetonka MN Independent School District #276 Certificate of Participation Series 2016F	5.00	2-1-2025	205,000	224,131
Minnetonka MN Independent School District #276 Certificate of Participation Series 2018C	5.75	2-1-2042	2,145,000	2,623,657
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A	4.00	2-1-2024	1,100,000	1,177,352
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B	5.00	2-1-2034	1,500,000	1,729,650
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2026	500,000	569,090
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2027	1,000,000	1,129,920
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2023	230,000	245,343
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2024	130,000	142,636
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2025	215,000	241,944
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2032	500,000	581,970
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2034	350,000	405,857
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2028	245,000	293,324
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2029	255,000	303,274
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2030	260,000	307,213
St. Paul MN Housing & RDA Charter School Nova Classical Academy Project Series 2011A	6.63	9-1-2042	865,000	901,564
St. Paul MN Independent School District Series C (State School District Credit Program Insured)	5.00	2-1-2030	2,965,000	3,682,085
White Bear Lake MN Refunding Bonds YMCA of Greater Twin Cities Project Series 2018	5.00	6-1-2032	1,000,000	1,168,440
				28,528,639
Resource recovery revenue: 0.79%
Douglas County MN Refunding Bond Solid Waste Series A	5.00	8-1-2030	1,055,000	1,416,338
Tax revenue: 0.93%
Hennepin County MN Series 2019B	5.00	12-15-2031	1,260,000	1,673,797
Transportation revenue: 0.96%
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2026	525,000	571,541
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2027	545,000	589,810
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	5.00	8-1-2025	500,000	568,260
				1,729,611
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Utilities revenue: 7.50%
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012		5.00%	1-1-2042	$1,500,000	$ 1,564,365
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A		5.00	12-1-2026	700,000	759,871
Northern Minnesota Municipal Power Agency Series 2013A		4.00	1-1-2028	450,000	476,699
Northern Minnesota Municipal Power Agency Series 2016		5.00	1-1-2030	520,000	622,991
Northern Minnesota Municipal Power Agency Series 2016		5.00	1-1-2031	350,000	417,249
Northern Minnesota Municipal Power Agency Series 2017		5.00	1-1-2041	400,000	475,560
Rochester MN Electric Utility Revenue Series 2013B		5.00	12-1-2025	315,000	356,637
Rochester MN Electric Utility Revenue Series 2013B		5.00	12-1-2026	250,000	282,578
Rochester MN Electric Utility Revenue Series 2017A		5.00	12-1-2037	500,000	606,730
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A		5.00	1-1-2032	700,000	928,879
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A		5.00	1-1-2033	560,000	738,360
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A		5.00	1-1-2034	615,000	807,716
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2027	1,565,000	1,706,570
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2030	1,000,000	1,086,920
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2031	1,000,000	1,199,680
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2032	1,250,000	1,428,713
					13,459,518
					164,353,402
New Jersey: 0.24%
Tax revenue: 0.24%
New Jersey Statewide Covid-19 Emergency Series A		5.00	6-1-2027	350,000	437,745
New York: 0.84%
GO revenue: 0.84%
Suffolk County NY Series A		5.00	3-19-2021	1,500,000	1,513,605
Virgin Islands: 0.22%
Tax revenue: 0.22%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)		5.00	10-1-2025	375,000	387,960
Total Municipal obligations (Cost $162,043,710)					171,558,875
Total investments in securities (Cost $162,043,710)	95.54%				171,558,875
Other assets and liabilities, net	4.46				8,006,113
Total net assets	100.00%				$179,564,988

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Minnesota Tax-Free Fund  |  13

Portfolio of investments—December 31, 2020 (unaudited)
Abbreviations:
AGM	Assured Guaranty Municipal
CAB	Capital appreciation bond
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Minnesota Tax-Free Fund

Statement of assets and liabilities—December 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $162,043,710)	$ 171,558,875
Cash	5,678,018
Receivable for interest	2,362,730
Receivable for investments sold	175,000
Receivable for Fund shares sold	105,648
Prepaid expenses and other assets	55,100
Total assets	179,935,371
Liabilities
Payable for Fund shares redeemed	200,516
Dividends payable	81,861
Management fee payable	41,757
Shareholder servicing fees payable	24,451
Administration fees payable	17,054
Trustees’ fees and expenses payable	2,969
Distribution fee payable	1,513
Accrued expenses and other liabilities	262
Total liabilities	370,383
Total net assets	$179,564,988
Net assets consist of
Paid-in capital	$ 169,214,365
Total distributable earnings	10,350,623
Total net assets	$179,564,988
Computation of net asset value and offering price per share
Net assets – Class A	$ 30,997,548
Shares outstanding – Class A1	2,810,429
Net asset value per share – Class A	$11.03
Maximum offering price per share – Class A2	$11.55
Net assets – Class C	$ 2,134,928
Shares outstanding – Class C1	193,543
Net asset value per share – Class C	$11.03
Net assets – Administrator Class	$ 73,639,375
Shares outstanding – Administrator Class[1]	6,678,637
Net asset value per share – Administrator Class	$11.03
Net assets – Institutional Class	$ 72,793,137
Shares outstanding – Institutional Class[1]	6,596,795
Net asset value per share – Institutional Class	$11.03
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Minnesota Tax-Free Fund  |  15

Statement of operations—six months ended December 31, 2020 (unaudited)

Investment income
Interest	$ 2,449,204
Expenses
Management fee	364,089
Administration fees
Class A	24,668
Class C	2,601
Administrator Class	36,356
Institutional Class	30,098
Shareholder servicing fees
Class A	38,543
Class C	4,059
Administrator Class	90,562
Distribution fee
Class C	12,174
Custody and accounting fees	4,160
Professional fees	25,786
Registration fees	34,700
Shareholder report expenses	18,373
Trustees’ fees and expenses	9,874
Other fees and expenses	8,225
Total expenses	704,268
Less: Fee waivers and/or expense reimbursements
Fund-level	(86,407)
Administrator Class	(47,440)
Net expenses	570,421
Net investment income	1,878,783
Realized and unrealized gains (losses) on investments
Net realized gains on investments	15,020
Net change in unrealized gains (losses) on investments	2,658,677
Net realized and unrealized gains (losses) on investments	2,673,697
Net increase in net assets resulting from operations	$4,552,480
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Minnesota Tax-Free Fund

Statement of changes in net assets

	Six months ended December 31, 2020 (unaudited)		Year ended June 30, 2020
Operations
Net investment income		$ 1,878,783		$ 4,024,264
Net realized gains on investments		15,020		22,567
Net change in unrealized gains (losses) on investments		2,658,677		1,163,068
Net increase in net assets resulting from operations		4,552,480		5,209,899
Distributions to shareholders from
Net investment income and net realized gains
Class A		(284,098)		(610,435)
Class C		(17,765)		(64,198)
Administrator Class		(760,277)		(1,922,632)
Institutional Class		(816,641)		(1,426,999)
Total distributions to shareholders		(1,878,781)		(4,024,264)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	194,591	2,131,019	370,531	4,040,818
Class C	0	0	26,763	287,731
Administrator Class	773,225	8,486,224	2,134,245	23,116,572
Institutional Class	776,968	8,524,080	4,681,191	50,627,321
		19,141,323		78,072,442
Reinvestment of distributions
Class A	25,424	278,863	56,114	607,757
Class C	1,601	17,547	5,926	64,198
Administrator Class	67,314	738,309	150,724	1,632,339
Institutional Class	42,528	466,665	93,088	1,009,049
		1,501,384		3,313,343
Payment for shares redeemed
Class A	(108,548)	(1,189,100)	(272,388)	(2,943,523)
Class C	(178,223)	(1,949,772)	(150,576)	(1,631,910)
Administrator Class	(604,065)	(6,614,766)	(4,676,308)	(50,444,414)
Institutional Class	(699,301)	(7,671,939)	(1,604,815)	(17,232,329)
		(17,425,577)		(72,252,176)
Net increase in net assets resulting from capital share transactions		3,217,130		9,133,609
Total increase in net assets		5,890,829		10,319,244
Net assets
Beginning of period		173,674,159		163,354,915
End of period		$179,564,988		$173,674,159
The accompanying notes are an integral part of these financial statements.

Wells Fargo Minnesota Tax-Free Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.86	$10.77	$10.51	$10.68	$11.07	$10.79
Net investment income	0.10	0.23	0.27 [1]	0.28 [1]	0.28 [1]	0.33
Net realized and unrealized gains (losses) on investments	0.17	0.09	0.26	(0.16)	(0.34)	0.28
Total from investment operations	0.27	0.32	0.53	0.12	(0.06)	0.61
Distributions to shareholders from
Net investment income	(0.10)	(0.23)	(0.27)	(0.28)	(0.28)	(0.33)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.05)	(0.00) [2]
Total distributions to shareholders	(0.10)	(0.23)	(0.27)	(0.29)	(0.33)	(0.33)
Net asset value, end of period	$11.03	$10.86	$10.77	$10.51	$10.68	$11.07
Total return[3]	2.51%	2.99%	5.13%	1.10%	(0.53)%	5.74%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.93%	0.94%	0.85%	0.91%	0.89%
Net expenses	0.85%	0.85%	0.85%	0.84%	0.85%	0.85%
Net investment income	1.84%	2.12%	2.57%	2.64%	2.63%	2.99%
Supplemental data
Portfolio turnover rate	3%	16%	18%	15%	22%	16%
Net assets, end of period (000s omitted)	$30,998	$29,317	$27,399	$29,554	$34,720	$45,437

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Minnesota Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.86	$10.77	$10.51	$10.68	$11.07	$10.79
Net investment income	0.06	0.15 [1]	0.19 [1]	0.20	0.20	0.24
Net realized and unrealized gains (losses) on investments	0.17	0.09	0.26	(0.16)	(0.34)	0.28
Total from investment operations	0.23	0.24	0.45	0.04	(0.14)	0.52
Distributions to shareholders from
Net investment income	(0.06)	(0.15)	(0.19)	(0.20)	(0.20)	(0.24)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.05)	(0.00) [2]
Total distributions to shareholders	(0.06)	(0.15)	(0.19)	(0.21)	(0.25)	(0.24)
Net asset value, end of period	$11.03	$10.86	$10.77	$10.51	$10.68	$11.07
Total return[3]	2.12%	2.22%	4.35%	0.34%	(1.27)%	4.95%
Ratios to average net assets (annualized)
Gross expenses	1.67%	1.68%	1.69%	1.59%	1.65%	1.64%
Net expenses	1.60%	1.60%	1.60%	1.59%	1.60%	1.60%
Net investment income	1.09%	1.37%	1.83%	1.89%	1.88%	2.24%
Supplemental data
Portfolio turnover rate	3%	16%	18%	15%	22%	16%
Net assets, end of period (000s omitted)	$2,135	$4,020	$5,254	$7,387	$9,525	$10,358

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Minnesota Tax-Free Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.86	$10.76	$10.51	$10.68	$11.07	$10.78
Net investment income	0.12	0.26 [1]	0.30 [1]	0.31 [1]	0.31 [1]	0.35
Net realized and unrealized gains (losses) on investments	0.17	0.10	0.25	(0.16)	(0.34)	0.29
Total from investment operations	0.29	0.36	0.55	0.15	(0.03)	0.64
Distributions to shareholders from
Net investment income	(0.12)	(0.26)	(0.30)	(0.31)	(0.31)	(0.35)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.05)	(0.00) [2]
Total distributions to shareholders	(0.12)	(0.26)	(0.30)	(0.32)	(0.36)	(0.35)
Net asset value, end of period	$11.03	$10.86	$10.76	$10.51	$10.68	$11.07
Total return[3]	2.64%	3.34%	5.29%	1.34%	(0.28)%	6.10%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.87%	0.88%	0.78%	0.84%	0.83%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.09%	2.38%	2.81%	2.89%	2.87%	3.24%
Supplemental data
Portfolio turnover rate	3%	16%	18%	15%	22%	16%
Net assets, end of period (000s omitted)	$73,639	$69,954	$95,072	$85,259	$104,906	$124,485

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Minnesota Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$10.87	$10.77	$10.52	$10.69	$10.88
Net investment income	0.12	0.26	0.30	0.32	0.21
Net realized and unrealized gains (losses) on investments	0.16	0.10	0.25	(0.16)	(0.14)
Total from investment operations	0.28	0.36	0.55	0.16	0.07
Distributions to shareholders from
Net investment income	(0.12)	(0.26)	(0.30)	(0.32)	(0.21)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.05)
Total distributions to shareholders	(0.12)	(0.26)	(0.30)	(0.33)	(0.26)
Net asset value, end of period	$11.03	$10.87	$10.77	$10.52	$10.69
Total return[2]	2.59%	3.42%	5.37%	1.43%	0.62%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.60%	0.61%	0.52%	0.52%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.51%
Net investment income	2.17%	2.43%	2.89%	2.98%	2.91%
Supplemental data
Portfolio turnover rate	3%	16%	18%	15%	22%
Net assets, end of period (000s omitted)	$72,793	$70,383	$35,630	$29,639	$22,785

[1]	For the period from October 31, 2016 (commencement of class operations) to June 30, 2017
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Minnesota Tax-Free Fund  |  21

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Minnesota Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

22  |  Wells Fargo Minnesota Tax-Free Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2020, the aggregate cost of all investments for federal income tax purposes was $162,043,708 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$9,775,955
Gross unrealized losses	(260,788)
Net unrealized gains	$9,515,167
As of June 30, 2020, the Fund had capital loss carryforwards which consisted of $10,530 in short-term capital losses .
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$171,558,875	$0	$171,558,875
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the six months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Minnesota Tax-Free Fund  |  23

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2020, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.60% for Administrator Class shares and 0.52% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

24  |  Wells Fargo Minnesota Tax-Free Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2020, Funds Distributor received $205 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2020.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $2,000,000, $0 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2020.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2020 were $5,226,450 and $8,241,386, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2020, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund invested a concentration of its portfolio in the state of Minnesota.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years,

Wells Fargo Minnesota Tax-Free Fund  |  25

Notes to financial statements (unaudited)
and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
10. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement(s). The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

26  |  Wells Fargo Minnesota Tax-Free Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Minnesota Tax-Free Fund  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Wells Fargo Minnesota Tax-Free Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Minnesota Tax-Free Fund  |  29

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
1  Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.
2  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

30  |  Wells Fargo Minnesota Tax-Free Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0121-00278 02-21
SA252/SAR252 12-20

Semi-Annual Report
December 31, 2020
Wells Fargo Municipal Bond Fund

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The views expressed and any forward-looking statements are as of December 31, 2020, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Municipal Bond Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Municipal Bond Fund for the six-month period that ended December 31, 2020. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 22.16%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 24.33%, while the MSCI EM Index (Net),3 had even stronger performance, with a 31.14% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned 1.29%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 9.44%, and the Bloomberg Barclays Municipal Bond Index,6 returned 3.07% while the ICE BofA U.S. High Yield Index,7 gained a hefty 11.49%.
The stock market rally continued in July.
After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income. However, economic data and a resurgence of COVID-19 cases underscored the urgent need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China’s second-quarter GDP grew 3.2% year over year. The U.S. economy added 1.8 million jobs in July, but a double-digit jobless rate persisted.
The stock market continued to rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases as well as the expiration of the $600 weekly bonus unemployment benefit in July. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Andrew Owen
President
Wells Fargo Funds
“After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Municipal Bond Fund

Letter to shareholders (unaudited)
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Municipal Bond Fund  |  3

Letter to shareholders (unaudited)
Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (expected to be extended through June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Municipal Bond Fund

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Performance highlights (unaudited)
Investment objective
The Fund seeks current income exempt from federal income tax.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Terry J. Goode
Robert J. Miller
Nicholos Venditti*
Average annual total returns (%) as of December 31, 2020
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WMFAX)	4-8-2005	-0.78	2.82	4.61	3.89	3.77	5.09	0.77	0.75
Class C (WMFCX)	4-8-2005	2.10	2.99	4.31	3.10	2.99	4.31	1.52	1.50
Class R6 (WMBRX)[3]	7-31-2018	–	–	–	4.26	4.10	5.41	0.39	0.39
Administrator Class (WMFDX)	4-8-2005	–	–	–	4.13	3.94	5.25	0.71	0.60
Institutional Class (WMBIX)	3-31-2008	–	–	–	4.20	4.08	5.40	0.44	0.44
Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	5.21	3.91	4.63	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/ or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.
Please see footnotes on page 7.

6  |  Wells Fargo Municipal Bond Fund

Performance highlights (unaudited)
Effective maturity distribution as of December 31, 2020[5]
Credit quality as of December 31, 2020[6]

*	Mr. Venditti became a portfolio manager of the Fund on September 1, 2020.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, 0.40% for Class R6, 0.60% for Administrator Class, and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.
[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Municipal Bond Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2020 to December 31, 2020.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2020	Ending account value 12-31-2020	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,034.35	$3.85	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class C
Actual	$1,000.00	$1,030.42	$7.68	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Class R6
Actual	$1,000.00	$1,035.23	$2.00	0.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.99	0.39%
Administrator Class
Actual	$1,000.00	$1,035.07	$3.08	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,035.95	$2.26	0.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$2.24	0.44%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.31%
California: 0.31%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (170 Shares) 0.51% 144Aø	$17,000,000	17,000,000
Total Closed end municipal bond fund obligations (Cost $17,000,000)		17,000,000

	Interest rate	Maturity date
Municipal obligations: 98.64%
Alabama: 1.88%
Airport revenue: 0.11%
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2036	500,000	592,010
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2037	500,000	590,045
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2038	400,000	470,664
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2028	700,000	892,801
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2029	750,000	973,583
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2030	500,000	660,260
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2032	600,000	783,138
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2033	650,000	843,850
				5,806,351
GO revenue: 0.07%
Birmingham AL CAB Series A1	5.00	3-1-2045	3,160,000	3,693,977
Health revenue: 0.05%
UAB Medicine Finance Authority Series B	5.00	9-1-2034	1,000,000	1,307,760
UAB Medicine Finance Authority Series B	5.00	9-1-2035	1,000,000	1,304,240
				2,612,000
Miscellaneous revenue: 0.20%
Alabama Federal Aid Highway Finance Authority Series A	5.00	6-1-2037	9,000,000	11,264,670
Tax revenue: 0.54%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	24,000,000	29,538,922
Utilities revenue: 0.80%
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	7,660,000	8,842,168
Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	28,850,000	32,026,385
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0184 (Morgan Stanley Bank LIQ)144Aø	0.59	9-1-2046	3,150,000	3,150,000
				44,018,553
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  9

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.11%
Jefferson County AL CAB Series B (AGM Insured)¤	0.00%	10-1-2025	$ 710,000	$ 647,208
Jefferson County AL CAB Series B (AGM Insured)¤	0.00	10-1-2026	3,000,000	2,562,030
Jefferson County AL CAB Series B (AGM Insured)¤	0.00	10-1-2029	4,115,000	2,866,591
				6,075,829
				103,010,302
Alaska: 0.04%
Health revenue: 0.04%
Alaska IDA Tanana Chiefs Conference Project	5.00	10-1-2033	1,930,000	2,475,302
Arizona: 1.87%
Education revenue: 0.49%
Arizona Board of Regents University of Arizona Series C %%	5.00	8-1-2027	1,000,000	1,255,410
Arizona Board of Regents University of Arizona Series C %%	5.00	8-1-2029	1,005,000	1,317,645
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,085,000	1,131,145
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.88	6-15-2048	2,435,000	2,565,443
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	2,000,000	2,282,240
Phoenix AZ IDA Rowan University Project Series 2012	5.25	6-1-2034	1,000,000	1,050,460
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	7,375,000	7,355,825
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	6,385,000	6,389,150
Pima County AZ IDA Noah Webster Schools-Pima Project	7.00	12-15-2043	3,225,000	3,599,390
				26,946,708
Health revenue: 0.25%
Arizona Health Facilities Authority Revenue Bond Banner Health Series 2012A	4.00	1-1-2043	5,565,000	5,774,355
Arizona Health Facilities Authority Revenue Bond Banner Health Series A	5.00	1-1-2044	5,000,000	5,628,800
Tempe AZ IDA Friendship Village Project Series A	5.38	12-1-2021	1,000,000	1,026,470
Tempe AZ IDA Friendship Village Project Series A	5.50	12-1-2022	1,000,000	1,026,940
				13,456,565
Industrial development revenue: 0.26%
Phoenix AZ IDA Various Republic Services Incorporated Projects	0.30	12-1-2035	14,000,000	13,999,860
Miscellaneous revenue: 0.83%
Arizona Board Regents Certificates Refunding Bonds University Arizona Series C	5.00	6-1-2028	3,250,000	3,439,833
Navajo Nation AZ Refunding Bond Series A 144A	5.50	12-1-2030	7,275,000	8,105,732
Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond	5.00	7-1-2034	8,805,000	10,806,288
Phoenix AZ Civic Improvement Corporation Series A	5.00	7-1-2034	13,875,000	16,500,983
Phoenix AZ Civic Improvement Corporation Series B	5.00	7-1-2049	5,570,000	6,768,831
				45,621,667
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.04%
Mesa AZ Utility System Revenue	4.00%	7-1-2042	$ 1,000,000	$ 1,219,490
Mesa AZ Utility System Revenue	4.00	7-1-2043	1,000,000	1,216,110
				2,435,600
				102,460,400
Arkansas: 0.15%
Miscellaneous revenue: 0.15%
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2038	1,170,000	1,362,149
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2039	1,000,000	1,162,670
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2040	500,000	580,605
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2045	4,500,000	5,179,815
				8,285,239
California: 5.44%
Airport revenue: 1.18%
Los Angeles CA Department of Airports AMT Subordinate Revenue Bond	5.00	5-15-2034	1,750,000	2,083,918
Los Angeles CA Department of Airports Subordinate Revenue Bonds	4.00	5-15-2036	2,000,000	2,229,480
Los Angeles CA Department of Airports Subordinate Revenue Bonds	5.00	5-15-2034	1,465,000	1,821,845
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.25	5-15-2048	15,000,000	18,327,000
Port of Oakland CA Refunding Bonds Series H %%	5.00	5-1-2026	2,500,000	3,032,000
Port of Oakland CA Refunding Bonds Series H %%	5.00	5-1-2029	1,875,000	2,430,244
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	30,000,000	34,901,100
				64,825,587
Education revenue: 0.15%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	2,230,000	2,470,037
University of California Series K	4.00	5-15-2046	5,075,000	5,723,281
				8,193,318
GO revenue: 1.09%
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured)¤	0.00	8-1-2031	2,175,000	1,847,010
Alhambra CA Unified School District CAB Election of 2008 Series B (AGC Insured)¤	0.00	8-1-2031	7,500,000	6,369,000
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured)¤	0.00	8-1-2032	3,795,000	3,134,670
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured)¤	0.00	8-1-2034	5,000,000	3,911,350
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured)¤	0.00	8-1-2035	6,700,000	5,099,370
California Series A (State Street Bank & Trust Company LOC)ø	0.15	5-1-2048	5,000,000	5,000,000
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  11

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Colton CA Unified School District CAB Series B (AGM Insured)¤	0.00%	8-1-2031	$ 1,000,000	$ 843,870
Colton CA Unified School District CAB Series B (AGM Insured)¤	0.00	8-1-2032	1,000,000	821,280
Colton CA Unified School District CAB Series B (AGM Insured)¤	0.00	8-1-2033	1,000,000	797,870
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2032	2,515,000	2,065,519
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2033	2,000,000	1,595,740
El Monte CA Union High School District CAB Election of 2008 (AGM Insured)¤	0.00	6-1-2030	2,000,000	1,754,260
El Monte CA Union High School District CAB Election of 2008 (AGM Insured)¤	0.00	6-1-2031	2,000,000	1,713,520
El Monte CA Union High School District CAB Election of 2008 (AGM Insured)¤	0.00	6-1-2032	1,660,000	1,384,955
El Monte CA Union High School District CAB Election of 2008 (AGM Insured)¤	0.00	6-1-2033	1,230,000	997,555
Los Angeles CA Unified School District Series R	4.00	7-1-2044	11,000,000	13,273,700
Ontario Montclair CA School District CAB (AGC Insured)¤	0.00	8-1-2028	1,500,000	1,379,475
Ontario Montclair CA School District CAB (AGC Insured)¤	0.00	8-1-2030	2,000,000	1,751,820
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2031	2,000,000	1,746,440
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2033	1,000,000	829,760
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2034	2,000,000	1,620,540
Wiseburn CA School District CAB Election of 2010 Series B (AGM Insured)¤	0.00	8-1-2034	2,530,000	1,961,028
				59,898,732
Health revenue: 0.98%
California HFFA Revenue Stanford Health Care Series A	4.00	8-15-2050	13,450,000	16,106,510
California Statewide CDA Health Facilities Catholic Series E (AGM Insured)€	0.19	7-1-2040	21,550,000	21,550,000
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	5.00	5-15-2047	3,885,000	4,647,664
University of California Regents University Medical Center Pooled Revenue Bonds Series L	4.00	5-15-2037	10,025,000	11,483,337
				53,787,511
Housing revenue: 0.11%
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	1,000,000	1,117,180
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	3,200,859	3,607,304
California Statewide CDA Uptown Newport Apartments Series 2017 AA & BB (East West Bank LOC)ø	0.15	3-1-2057	1,500,000	1,500,000
				6,224,484
Miscellaneous revenue: 0.60%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	8,500,000	9,347,280
California Public Works Board Judicial Council Project Series A	5.00	3-1-2031	3,260,000	3,578,469
Mesa CA Water District Participation Certificates	4.00	3-15-2039	500,000	613,475
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Mesa CA Water District Participation Certificates	4.00%	3-15-2040	$ 500,000	$ 612,110
Mesa CA Water District Participation Certificates	4.00	3-15-2045	1,200,000	1,446,792
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2027	2,095,000	1,966,870
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2028	4,450,000	4,088,616
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2029	4,520,000	4,054,124
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2031	2,185,000	1,863,171
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2032	2,000,000	1,660,720
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2033	4,295,000	3,461,598
				32,693,225
Tax revenue: 0.48%
Mizuho Tender Option Bond Trust Receipts/Floater Certificates (Mizuho Capital Markets LLC LIQ)144Aø	0.16	7-11-2040	15,000,000	15,000,000
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9003 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.29	3-1-2036	4,930,000	4,930,000
San Diego County CA Regional Transportation Commission Limited Tax Series A	5.00	4-1-2048	915,000	1,095,347
Santa Clara Valley CA Transportation Series B (TD Bank NA SPA)ø	0.06	4-1-2036	5,000,000	5,000,000
				26,025,347
Tobacco revenue: 0.04%
California County CA Tobacco Securitization Agency	4.00	6-1-2039	500,000	602,455
California County CA Tobacco Securitization Agency	4.00	6-1-2040	300,000	360,315
California County CA Tobacco Securitization Agency	4.00	6-1-2049	1,200,000	1,393,656
				2,356,426
Transportation revenue: 0.44%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap+1.25%)±	1.34	4-1-2036	23,545,000	23,885,225
Utilities revenue: 0.37%
M-S-R California Energy Authority Gas Series B	6.13	11-1-2029	15,685,000	20,071,467
				297,961,322
Colorado: 4.02%
Airport revenue: 0.44%
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2034	12,855,000	17,849,039
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2037	3,130,000	3,846,676
Denver CO City & County Airport System Revenue Series 2012B	5.00	11-15-2030	2,000,000	2,177,840
				23,873,555
Education revenue: 0.76%
Colorado Board of Governors State University Enterprise System Revenue Bonds Series 2013C	5.25	3-1-2033	725,000	804,206
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	555,000	661,371
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series E-1	5.00	3-1-2040	390,000	464,747
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  13

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Colorado Board of Governors State University Enterprise System Revenue Unrefunded Bond Series 2018 E-1	5.00%	3-1-2040	$ 1,055,000	$ 1,262,033
Colorado ECFA Alexander Dawson School LLC Project	5.00	2-15-2040	1,000,000	1,002,990
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A 144A	4.13	7-1-2026	425,000	442,115
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	3,250,000	3,444,838
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2	7.00	12-15-2046	3,940,000	4,314,812
Colorado ECFA Charter School Ben Franklin Academy Project	5.00	7-1-2036	750,000	854,295
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	1,135,000	1,253,971
Colorado ECFA Charter School District Montessori Charter School Project	5.00	7-15-2037	1,150,000	1,213,848
Colorado ECFA Charter School Pinnacle High School Project Series 2009	5.13	12-1-2039	500,000	500,420
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project 2014 144A	4.13	7-1-2024	500,000	514,155
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015	5.00	12-15-2028	600,000	679,590
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	7.50	9-1-2033	5,015,000	5,956,065
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.00	9-1-2043	5,930,000	7,112,205
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	3,795,000	4,564,095
Colorado ECFA Charter School Twin Peaks Charter Academy	6.50	3-15-2043	1,290,000	1,299,378
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B	5.00	9-1-2030	1,770,000	1,869,439
Colorado ECFA School Refunding and Improvment Bonds	5.00	3-15-2035	2,000,000	2,572,260
Colorado ECFA Union Colony School Project Revenue Bond Series 2018	5.00	4-1-2048	715,000	843,421
				41,630,254
GO revenue: 0.20%
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,041,080
Aurora CO Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,132,380
Brighton Crossing Metropolitan District #6 Series A	5.00	12-1-2050	1,340,000	1,364,455
Broadway Station Metropolitan District #3 Series A	5.00	12-1-2049	1,250,000	1,325,263
Colorado International Center Metropolitan District #3 Refunding Bonds	4.63	12-1-2031	611,000	630,906
Colorado Parker Homestead Metropolitan District Refunding & Improvement Bonds Series 2016	5.63	12-1-2044	1,000,000	1,075,720
Thompson Crossing Metropolitan District #4 Refunding & Improvement Bonds	5.00	12-1-2049	2,125,000	2,230,251
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Weld County CO Eaton Area Park & Recreation District Series 2015	5.50%	12-1-2038	$ 1,075,000	$ 1,180,920
Wheatlands CO Metropolitan District #2 Refunding Bond (BAM Insured)	5.00	12-1-2030	650,000	782,587
				10,763,562
Health revenue: 0.25%
Aspen Valley Hospital District Refunding Bonds Series 2012	5.00	10-15-2033	600,000	631,536
Colorado Health Facilities Authority Commonspirit Health Series A2	5.00	8-1-2044	4,000,000	4,901,240
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A	5.00	6-1-2040	1,000,000	1,205,540
Colorado Health Facilities Authority Revenue Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	3,500,000	4,101,685
Colorado Health Facilities Authority Revenue Parkview Medical Center Incorporated	4.00	9-1-2045	500,000	573,085
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A	5.50	1-1-2035	1,000,000	1,128,210
Colorado Health Facilities Authority Sunny Vista Living Center Series 2015A 144A	5.00	12-1-2025	670,000	682,563
Denver CO Health & Hospital Authority Refunding Bonds Series 2017A 144A	5.00	12-1-2034	500,000	598,280
				13,822,139
Miscellaneous revenue: 0.53%
Colorado Bridge Enterprise Revenue	4.00	12-31-2029	2,705,000	3,126,223
Colorado Bridge Enterprise Revenue	4.00	6-30-2030	3,115,000	3,571,129
Colorado Bridge Enterprise Revenue	4.00	6-30-2031	665,000	759,417
Colorado Certificates of Participation Series A	4.00	12-15-2039	3,250,000	3,979,658
Colorado E-470 Public Highway Authority CAB Series A (National Insured)¤	0.00	9-1-2034	4,000,000	3,111,000
Colorado Regional Transportation District Certificate of Participation Series 2014A	5.00	6-1-2044	2,000,000	2,180,800
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2035	1,000,000	1,204,440
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2045	1,200,000	1,425,432
Fremont County CO Finance Corporation Certificate of Participation Series 2013	5.25	12-15-2038	1,265,000	1,319,572
Longmont CO Certificate of Participation Series 2014	5.00	12-1-2034	1,000,000	1,113,400
Platte Valley CO Fire Protection District Series 2012	5.00	12-1-2036	325,000	332,153
Westminster CO Certificate of Participation Series 2015A	5.00	12-1-2035	2,000,000	2,400,460
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	3,500,000	4,297,300
				28,820,984
Tax revenue: 1.31%
City of Commerce City CO Sales and Use Tax Revenue Bonds, Series 2014 (AGM Insured)	5.00	8-1-2044	1,250,000	1,419,075
Colorado Park Creek Metropolitan District Refunding Bonds Series A	5.00	12-1-2045	500,000	574,125
Colorado Regional Transportation District Certificate of Participation Series P-3	4.00	7-15-2039	800,000	1,016,232
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  15

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Colorado Regional Transportation District Certificate of Participation Series P-3	5.00%	1-15-2031	$ 500,000	$ 665,270
Colorado Regional Transportation District Certificate of Participation Series P-3	5.00	7-15-2031	500,000	662,395
Colorado Regional Transportation District Colorado Fastracks Project Series A	5.00	11-1-2041	50,945,000	61,383,121
Colorado Regional Transportation District Fastracks Project Revenue Bonds Series 2013A	5.00	11-1-2031	1,000,000	1,079,750
Denver CO City & County Refunding and Improvement Bonds Series A	5.00	8-1-2044	3,000,000	3,546,390
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B	5.00	12-1-2034	1,375,000	1,601,284
				71,947,642
Transportation revenue: 0.29%
Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2034	1,300,000	1,728,298
Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2035	1,250,000	1,658,263
Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2036	1,400,000	1,850,436
Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2040	2,000,000	2,280,240
Colorado E-470 Public Highway Authority CAB Series B (National Insured)¤	0.00	9-1-2022	4,600,000	4,569,042
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	3,360,000	3,601,618
				15,687,897
Utilities revenue: 0.06%
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2	5.00	11-15-2038	3,000,000	3,357,720
Water & sewer revenue: 0.18%
Aurora CO Water Revenue Refunding Bond First Lien	5.00	8-1-2046	5,000,000	5,981,450
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2035	800,000	989,488
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2037	400,000	491,704
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2038	400,000	489,804
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2039	450,000	549,329
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2040	500,000	608,030
East Cherry Creek Valley CO Water and Sanitation District	5.00	11-15-2032	750,000	896,100
				10,005,905
				219,909,658
Connecticut: 1.28%
Education revenue: 0.35%
Connecticut HEFA Trinity College Series R	4.00	6-1-2045	2,500,000	2,865,725
Connecticut HEFA Trinity College Series R	5.00	6-1-2037	950,000	1,218,347
Connecticut HEFA Trinity College Series R	5.00	6-1-2038	1,000,000	1,278,860
Connecticut HEFA Trinity College Series R	5.00	6-1-2039	1,600,000	2,041,104
Connecticut HEFA Trinity College Series R	5.00	6-1-2040	1,100,000	1,399,937
Connecticut HEFA University of Hartford Series N	5.00	7-1-2031	75,000	87,719
Connecticut HEFA University of Hartford Series N	5.00	7-1-2032	550,000	639,430
Connecticut HEFA University of Hartford Series N	5.00	7-1-2033	605,000	699,997
Connecticut HEFA University of Hartford Series N	5.00	7-1-2034	450,000	519,345
Connecticut Higher Education Supplemental Loan Authority AMT	3.25	11-15-2036	1,400,000	1,450,064
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Connecticut Higher Education Supplemental Loan Authority AMT	5.00%	11-15-2027	$ 610,000	$ 727,779
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2028	530,000	639,185
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2029	535,000	653,032
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,959,542
University of Connecticut Series A	5.00	2-15-2040	2,500,000	3,237,525
				19,417,591
GO revenue: 0.27%
Bridgeport CT Series A	4.00	6-1-2039	1,750,000	1,939,298
Hamden CT BAN	5.00	8-15-2026	1,235,000	1,330,305
Hartford CT Series A	5.00	4-1-2028	3,165,000	3,458,934
Hartford CT Series B	5.00	4-1-2025	1,220,000	1,340,792
Hartford CT Series B	5.00	4-1-2026	1,470,000	1,614,104
Hartford CT Series B	5.00	4-1-2027	1,000,000	1,095,410
New Haven CT Series A (AGM Insured)	5.00	8-1-2039	3,000,000	3,758,100
				14,536,943
Health revenue: 0.02%
Connecticut HEFA McLean Series A 144A	5.00	1-1-2045	1,000,000	1,077,760
Miscellaneous revenue: 0.10%
Connecticut General Obligation Bonds 2012 Series E	5.00	9-15-2032	4,860,000	5,192,618
Tax revenue: 0.54%
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2040	1,700,000	2,212,754
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2014A	5.00	9-1-2028	10,105,000	11,679,662
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2036	5,000,000	6,338,500
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2037	7,500,000	9,483,375
				29,714,291
				69,939,203
Delaware: 0.36%
Education revenue: 0.19%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	7,500,000	8,423,250
Kent County DE Charter School Incorporated Project	7.38	5-1-2037	2,110,000	2,143,992
				10,567,242
Miscellaneous revenue: 0.09%
Delaware EDA YMCA of Delaware Project (PNC Bank NA LOC)ø	0.11	5-1-2036	4,555,000	4,555,000
Transportation revenue: 0.08%
Delaware Transportation Authority U.S. 301 Project	5.00	6-1-2055	3,950,000	4,499,643
				19,621,885
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  17

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
District of Columbia: 1.15%
GO revenue: 0.11%
District of Columbia Series A	5.00%	6-1-2037	$ 5,000,000	$ 6,268,800
Miscellaneous revenue: 0.31%
District of Columbia Revenue Refunding Bonds National Public Radio Incorporated	4.00	4-1-2033	3,400,000	4,022,302
District of Columbia Series A	5.00	10-15-2044	10,000,000	12,839,300
				16,861,602
Tax revenue: 0.54%
District of Columbia Income Tax Revenue Secured Series A	4.00	3-1-2045	15,980,000	19,195,336
District of Columbia Income Tax Revenue Unrefunded Balance Secured Series G	5.00	12-1-2036	10,065,000	10,463,373
				29,658,709
Transportation revenue: 0.19%
Metropolitan Washington DC Airports Authority Subordinated Lien Series B (AGM Insured)	4.00	10-1-2049	8,000,000	9,077,280
Washington DC Metropolitan Area Transit Authroity Series A	4.00	7-15-2045	1,000,000	1,192,950
				10,270,230
				63,059,341
Florida: 6.14%
Airport revenue: 2.34%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	12,440,000	14,354,392
Broward County FL Airport System Revenue Bond AMT Series A	5.00	10-1-2034	1,750,000	2,220,208
Broward County FL Port Facilities Revenue AMT Series B	4.00	9-1-2044	3,425,000	3,798,325
Greater Orlando FL Aviation Authority AMT Series A	5.00	10-1-2046	3,000,000	3,514,620
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series A	5.00	10-1-2048	7,000,000	8,353,590
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series B	5.00	10-1-2040	1,000,000	1,128,430
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series E	5.00	10-1-2048	10,000,000	12,028,100
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series F	5.00	10-1-2048	17,000,000	20,623,380
Jacksonville FL Port Authority Series B	5.00	11-1-2044	4,080,000	4,774,253
Jacksonville FL Port Authority Series B	5.00	11-1-2048	9,870,000	11,480,981
Miami-Dade County FL Aviation Refunding AMT	5.00	10-1-2030	11,000,000	12,563,760
Miami-Dade County FL Aviation Refunding AMT	5.00	10-1-2032	14,000,000	15,907,500
Miami-Dade County FL Aviation Refunding AMT Series A	4.00	10-1-2039	1,675,000	1,998,007
Miami-Dade County FL Aviation Refunding AMT Series A	4.00	10-1-2040	1,750,000	2,081,643
Miami-Dade County FL Aviation Refunding AMT Series A	4.00	10-1-2041	1,500,000	1,777,710
Miami-Dade County FL Aviation Refunding AMT Series A	5.00	10-1-2033	5,000,000	5,669,500
Miami-Dade County FL Aviation Refunding AMT Series A	5.00	10-1-2049	4,500,000	5,472,450
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	500,000	558,790
				128,305,639
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.68%
Capital Trust Agency Florida Educational Facilities Revenue Renaissance Charter School Incorporated 144A	5.00%	6-15-2039	$ 3,610,000	$ 3,892,952
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	13,290,000	14,967,065
Florida Higher Educational Facilities Authority Jacksonville University Project Series A-1 144A	5.00	6-1-2048	2,000,000	2,098,260
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2025	530,000	564,699
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2028	1,195,000	1,266,198
Pinellas County FL Educational Facilities Authority Barry University Project	5.00	10-1-2027	1,600,000	1,663,984
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2044	6,500,000	8,026,460
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2049	4,000,000	4,899,720
				37,379,338
GO revenue: 0.61%
Miami-Dade County FL School District	5.00	3-15-2046	15,000,000	17,645,700
Miami-Dade County FL Series 2014-A	5.00	7-1-2043	12,935,000	15,758,322
				33,404,022
Health revenue: 0.87%
Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	5,000,000	5,327,350
Collier County FL IDA NCH Healthcare System Project	6.25	10-1-2039	17,015,000	17,237,216
Florida Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2523 (Barclays Bank plc LIQ)144Aø	0.19	8-15-2047	4,000,000	4,000,000
Hillsborough County FL IDA BayCare Health System Series C (TD Bank NA LOC)ø	0.09	11-1-2038	1,500,000	1,500,000
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	2,500,000	1,625,000
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	3,500,000	3,973,025
Lee County FL IDA Shell Point Alliance	5.00	11-15-2044	5,350,000	5,917,796
Lee County FL IDA Shell Point Alliance	5.00	11-15-2049	1,000,000	1,101,610
Orange County FL Health Facilities Various Nemours Foundation Series C-1 (TD Bank NA LOC)ø	0.09	1-1-2039	1,770,000	1,770,000
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	4.00	7-1-2038	1,025,000	1,207,040
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	4.00	7-1-2045	2,500,000	2,884,175
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	5.00	7-1-2040	700,000	884,555
				47,427,767
Housing revenue: 0.06%
Florida Housing Finance Corporation Journet Place Apartments Series 1	7.60	12-15-2047	780,000	930,181
Florida Housing Finance Corporation Villa Capri Phase III	7.60	12-15-2042	2,555,000	2,561,617
				3,491,798
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  19

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.04%
Florida Development Finance Corporation 144A	5.00%	5-1-2029	$ 2,000,000	$ 2,172,180
Miscellaneous revenue: 0.44%
CityPlace Florida Community Development District	5.00	5-1-2022	1,000,000	1,055,120
Collier County FL School Board Refunding Bond Certificate of Participation (AGM Insured)	5.25	2-15-2021	1,000,000	1,005,590
Hillsborough County FL Communications Services	5.00	10-1-2038	8,000,000	9,557,920
Indigo FL Community Development District Series C	7.00	5-1-2030	2,248,150	1,573,705
Lakeside Plantation FL Community Development District Series A	6.95	5-1-2031	981,000	982,668
Marshall Creek Florida Community Development District	5.00	5-1-2032	1,710,000	1,727,664
Marshall Creek Florida Community Development District	6.32	5-1-2045	120,000	121,831
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2033	1,525,000	1,774,094
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2035	1,680,000	1,950,346
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2036	1,765,000	2,046,888
Pinellas County FL IDA Drs. Kiran & Pallavi Patel Project	5.00	7-1-2039	2,000,000	2,360,180
				24,156,006
Resource recovery revenue: 0.08%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	4,000,000	4,177,800
Tax revenue: 0.15%
Florida Board of Education Public Education Refunding Bond Capital Outlay Series D	4.00	6-1-2031	8,000,000	8,407,760
Transportation revenue: 0.19%
Florida Department of Transportation Series A (AGM Insured)	4.00	7-1-2038	4,185,000	4,986,051
Osceola County FL Transportation Revenue Refunding Bonds and Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2044	4,250,000	5,127,328
				10,113,379
Utilities revenue: 0.09%
Jacksonville FL Electric Authority Subordinate Revenue Bonds 2012 Series A	4.00	10-1-2031	5,040,000	5,077,951
Water & sewer revenue: 0.59%
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2031	1,155,000	1,249,537
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2032	1,465,000	1,584,632
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	3,210,625
North Sumter County FL Utility Dependent District (BAM Insured)	5.00	10-1-2044	3,000,000	3,798,090
North Sumter County FL Utility Dependent District	5.00	10-1-2049	3,250,000	4,051,515
Orange County FL Water and Wastewater Revenue Utility	5.00	10-1-2040	10,000,000	13,534,100
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Viera East Florida Community Development District Water Management Project (National Insured)	5.75%	5-1-2021	$ 2,140,000	$ 2,171,458
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2022	2,265,000	2,402,214
				32,002,171
				336,115,811
Georgia: 2.20%
Education revenue: 0.18%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A ♣	6.38	7-1-2025	1,705,000	1,435,525
Georgia Private Colleges & Universities Authority Mercer University Project	5.00	10-1-2040	5,000,000	5,470,150
Georgia Private Colleges & Universities Authority Mercer University Project Series A	5.25	10-1-2027	2,655,000	2,727,375
				9,633,050
Energy revenue: 0.08%
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	3,580,000	4,417,505
Health revenue: 0.10%
Fulton County GA Development Authority Hospital Revenue Bond Series A	5.00	4-1-2047	2,250,000	2,689,920
The Glynn-Brunswick Memorial Hospital Authority Revenue Anticipation Certificates Series 2015	5.00	8-1-2034	2,580,000	2,960,653
				5,650,573
Tax revenue: 0.16%
Metropolitan Atlanta Rapid Third Indenture Series B	5.00	7-1-2044	7,500,000	9,036,525
Transportation revenue: 0.12%
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A 144A¤	0.00	6-1-2034	3,750,000	1,681,913
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A¤	0.00	6-1-2049	5,600,000	4,734,856
				6,416,769
Utilities revenue: 1.56%
Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	2.75	12-1-2032	20,000,000	20,859,000
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.93	11-1-2053	14,750,000	15,718,485
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	10,000,000	10,656,600
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	5,000,000	5,218,300
Dalton GA Utilities Revenue	4.00	3-1-2040	1,000,000	1,177,370
Dalton GA Utilities Revenue	4.00	3-1-2041	1,000,000	1,172,940
Georgia Municipal Electric Authority Power Series EE (Ambac Insured)	7.25	1-1-2024	400,000	480,000
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2032	3,745,000	4,697,428
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  21

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00%	8-1-2048	$15,000,000	$ 16,450,950
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR+0.75%)±	0.85	4-1-2048	5,100,000	5,108,619
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00	1-1-2037	1,100,000	1,369,357
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00	1-1-2038	1,100,000	1,366,167
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	4.00	1-1-2040	1,075,000	1,276,756
				85,551,972
				120,706,394
Guam: 0.09%
Airport revenue: 0.01%
Guam Port Authority Private Activity-AMT Bond Series 2018B	5.00	7-1-2030	500,000	616,995
Housing revenue: 0.00%
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (FHLMC Insured)	5.75	9-1-2031	60,000	64,504
Tax revenue: 0.02%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,031,180
Water & sewer revenue: 0.06%
Guam Government Waterworks Authority Series 2013	5.25	7-1-2023	1,000,000	1,104,250
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,984,048
				3,088,298
				4,800,977
Hawaii: 0.43%
Airport revenue: 0.43%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	7,000,000	8,455,370
Hawaii AMT Series A	4.00	7-1-2033	1,250,000	1,498,550
Hawaii AMT Series A	4.00	7-1-2034	875,000	1,045,949
Hawaii AMT Series A	4.00	7-1-2035	625,000	745,144
Hawaii AMT Series A	4.00	7-1-2036	300,000	356,352
Hawaii AMT Series A	5.00	7-1-2041	9,500,000	10,871,990
Hawaii AMT Series C	4.00	7-1-2040	425,000	513,477
				23,486,832
Idaho: 0.14%
Education revenue: 0.14%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A	5.75	12-1-2032	500,000	535,780
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	635,000	656,488
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	1,365,000	1,422,521
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B 144A¤	0.00%	7-1-2049	$ 1,276,564	$ 249,019
Idaho Housing & Finance Association Nonprofit North Star Charter School Series A	6.75	7-1-2048	1,322,876	1,446,552
Idaho Housing & Finance Association Nonprofit Refunding Bonds Liberty Charter School Incorporated 144A	4.00	6-1-2030	1,360,000	1,467,970
Idaho Housing & Finance Association Nonprofit Refunding Bonds Liberty Charter School Incorporated 144A	4.00	6-1-2038	1,715,000	1,821,553
				7,599,883
Illinois: 13.35%
Airport revenue: 0.55%
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Series B	5.00	1-1-2026	5,000,000	5,215,150
Chicago IL O'Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	4,000,000	4,316,640
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien (AGM Insured)	5.50	1-1-2043	4,530,000	4,894,212
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	4,500,000	4,797,630
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2039	8,000,000	9,572,960
Chicago IL O'Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	1,000,000	1,178,630
				29,975,222
Education revenue: 0.44%
Illinois Finance Authority Bradley University Series B (PNC Bank NA LOC)ø	0.10	4-1-2038	1,500,000	1,500,000
Illinois Finance Authority Charter Schools Improvement & Refunding Bonds Series A	6.88	10-1-2031	1,480,000	1,525,821
Illinois Finance Authority Charter Schools Project Series A	6.25	9-1-2039	7,955,000	8,710,725
Illinois Finance Authority Student Housing Illinois State University	6.75	4-1-2031	8,000,000	8,123,280
University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured)¤	0.00	4-1-2026	2,355,000	2,233,247
University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured)¤	0.00	4-1-2027	2,435,000	2,263,065
				24,356,138
GO revenue: 3.53%
Chicago IL Board of Education CAB City Colleges (National Insured)¤	0.00	1-1-2025	9,935,000	9,058,137
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured)¤	0.00	12-1-2023	2,930,000	2,763,928
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured)¤	0.00	12-1-2026	4,245,000	3,672,095
Chicago IL CAB City Colleges (National Insured)¤	0.00	1-1-2030	5,995,000	4,618,428
Chicago IL CAB Project & Refunding Bond Series C (AGM Insured)¤	0.00	1-1-2026	7,360,000	6,737,859
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,285,000	1,422,868
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2034	1,500,000	1,652,805
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  23

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Chicago IL Series A	5.00%	1-1-2027	$ 1,410,000	$ 1,599,095
Chicago IL Series A	5.50	1-1-2033	12,730,000	14,052,774
Chicago IL Series A	5.50	1-1-2034	7,330,000	8,076,634
Chicago IL Series A	5.50	1-1-2035	1,715,000	1,888,335
Chicago IL Series A	6.00	1-1-2038	3,000,000	3,509,700
Cook County IL Series A	5.25	11-15-2022	3,000,000	3,009,390
Cook County IL Series C (AGM Insured)	5.00	11-15-2024	4,240,000	4,573,306
Cook County IL Series C	5.00	11-15-2025	3,490,000	3,742,990
Cook County IL Series C	5.00	11-15-2027	325,000	347,555
Cook County IL Series G	5.00	11-15-2028	27,320,000	27,392,944
Illinois (AGM Insured)	5.00	4-1-2026	3,000,000	3,298,830
Illinois	5.00	11-1-2027	1,175,000	1,349,206
Illinois	5.50	1-1-2030	2,900,000	3,597,189
Illinois Series 1 (National Insured)	6.00	11-1-2026	3,200,000	3,873,856
Illinois Series A (AGM Insured)	5.00	4-1-2024	3,000,000	3,220,920
Illinois Series B	5.00	10-1-2028	2,750,000	3,258,668
Illinois Series B	5.50	5-1-2024	2,500,000	2,804,300
Illinois Series C	4.00	10-1-2038	4,820,000	5,227,097
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2028	830,000	939,070
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2033	2,000,000	2,253,920
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured)¤	0.00	1-1-2023	16,725,000	16,517,945
Kane, Cook & DuPage Counties IL School District #46 Elgin Refunding Bond Series D	5.00	1-1-2035	1,850,000	2,081,953
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured)¤	0.00	2-1-2025	855,000	827,264
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured)¤	0.00	2-1-2026	5,050,000	4,830,679
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured)¤	0.00	2-1-2027	12,050,000	11,308,564
Lake County IL School District #24 Millburn CAB (National Insured)¤	0.00	1-1-2024	2,000,000	1,937,200
Lake County IL School District #38 Big Hollow CAB (Ambac Insured)¤	0.00	2-1-2021	1,325,000	1,323,808
Lake County IL School District #38 Big Hollow CAB (Ambac Insured)¤	0.00	2-1-2024	5,385,000	5,136,913
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2032	2,500,000	2,639,450
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (AGM/FGIC Insured)¤	0.00	1-1-2023	705,000	692,698
Metropolitan Water Reclamation District of Greater Chicago Refunding Bond Series C	5.25	12-1-2032	1,565,000	2,222,144
Peoria IL Refunding Bonds Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,528,380
Sangamon Logan & Menard Counties IL Community Unit School District No. 015 Williamsville Series B (BAM Insured)	4.00	12-1-2044	1,500,000	1,704,720
Tazewell County IL School District #51 (National Insured)	9.00	12-1-2023	350,000	432,051
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured)¤	0.00	1-1-2033	2,830,000	2,160,592
Will County IL Community High School Capital Refunding Bond Series B (BAM Insured)¤	0.00	1-1-2032	400,000	316,256
Will County IL Community High School Capital Refunding Bond Series B (BAM Insured)	5.00	1-1-2028	500,000	533,245
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (National Insured)¤	0.00%	11-1-2023	$ 430,000	$ 423,864
Will County IL Community Unit School District #201 Crete-Monee Unrefunded Bond CAB (National Insured)¤	0.00	11-1-2023	1,070,000	1,039,526
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured)¤	0.00	1-1-2026	7,000,000	6,549,410
				193,148,561
Health revenue: 0.23%
Illinois Finance Authority Friendship Village of Schaumberg	5.00	2-15-2022	1,680,000	1,687,661
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group UIC Surgery	4.00	10-1-2050	2,000,000	2,206,900
Illinois Finance Authority Lutheran Life Communities	5.00	11-1-2040	4,900,000	5,298,125
Illinois Finance Authority Prerefunded Bonds Advocate Health	4.00	6-1-2047	40,000	42,103
Illinois Finance Authority Prerefunded Bonds Advocate Health	4.00	6-1-2047	1,895,000	1,994,639
Illinois Finance Authority Unrefunded Balance 2020	4.00	6-1-2047	1,065,000	1,094,096
				12,323,524
Miscellaneous revenue: 0.97%
Chicago IL Board of Education Series C	5.00	12-1-2021	7,240,000	7,433,091
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	4,793,000	4,966,555
Illinois	5.00	8-1-2024	2,000,000	2,099,680
Illinois	5.00	8-1-2025	6,165,000	6,463,386
Illinois	5.25	7-1-2030	2,500,000	2,666,100
Illinois	5.50	7-1-2025	6,000,000	6,521,220
Illinois	5.50	7-1-2026	4,450,000	4,823,044
Illinois	5.50	7-1-2033	4,000,000	4,274,120
Illinois Series 2017D	5.00	11-1-2022	1,360,000	1,435,874
Illinois Series C	5.00	11-1-2029	2,965,000	3,330,199
Illinois Series D	5.00	11-1-2021	4,575,000	4,704,518
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	4,030,000	4,518,396
				53,236,183
Tax revenue: 5.95%
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2026	4,000,000	4,212,440
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2028	1,000,000	1,052,020
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	680,000	718,706
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2025	2,595,000	2,740,709
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2028	4,430,000	5,258,853
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2029	1,500,000	1,780,650
Chicago IL Series A	5.25	1-1-2038	6,000,000	6,302,880
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	4,000,000	4,576,720
Chicago IL Transit Authority Sales Tax Receipts Bonds	5.00	12-1-2046	18,250,000	21,330,235
Chicago IL Transit Authority Sales Tax Receipts Bonds Series A	5.00	12-1-2045	1,750,000	2,126,723
Cook County IL Sales Tax Revenue Bonds Series 2012	5.00	11-15-2037	2,500,000	2,692,400
Illinois Regional Transportation Authority (AGM Insured)	5.75	6-1-2023	400,000	431,564
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  25

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Illinois Regional Transportation Authority Series A	5.00%	6-1-2044	$22,840,000	$ 25,480,532
Illinois Regional Transportation Authority Series A (AGM Insured)	5.75	6-1-2034	19,000,000	26,641,040
Illinois Regional Transportation Authority Series A (National Insured)	6.00	7-1-2027	10,620,000	13,162,003
Illinois Regional Transportation Authority Series A (National Insured)	6.00	7-1-2033	5,000,000	7,240,050
Illinois Regional Transportation Authority Series B (National Insured)	5.50	6-1-2027	16,455,000	19,540,148
Illinois Sales Tax Revenue Bond Junior Obligation Tax Exempt Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,223,440
Illinois Sales Tax Revenue Bond Junior Obligation Tax Exempt Series A (BAM Insured)	4.13	6-15-2037	1,945,000	2,162,120
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	3,000,000	3,042,510
Illinois Sales Tax Revenue Build Illinois Bonds Junior Obligation Series C	4.00	6-15-2029	10,580,000	11,431,584
Illinois Sales Tax Revenue Build Illinois Junior Obligation Tax Exempt Series C	4.00	6-15-2032	5,820,000	6,210,697
Illinois Sales Tax Securitization Series A	5.00	1-1-2038	3,000,000	3,585,690
Illinois Sales Tax Securitization Series C	5.00	1-1-2022	2,000,000	2,063,640
Illinois Sales Tax Securitization Series C	5.00	1-1-2023	2,500,000	2,693,475
Illinois Sales Tax Securitization Series C	5.00	1-1-2024	2,500,000	2,787,450
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured)¤	0.00	6-15-2022	2,295,000	2,231,153
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured)¤	0.00	6-15-2026	2,030,000	1,784,735
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured)¤	0.00	6-15-2021	7,705,000	7,642,127
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured)¤	0.00	6-15-2024	17,570,000	16,291,958
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured)¤	0.00	6-15-2025	2,575,000	2,329,397
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2025	3,745,000	4,240,763
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2026	4,775,000	5,393,267
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2027	8,845,000	9,951,863
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,500,000	3,919,580
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0093 (Barclays Bank plc LIQ)144Aø	0.24	1-1-2048	2,000,000	2,000,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XL0145 (Barclays Bank plc LIQ)144Aø	0.13	12-1-2055	3,325,000	3,325,000
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured)¤	0.00	12-15-2026	12,245,000	11,089,317
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured)¤	0.00	12-15-2030	25,700,000	20,590,069
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured)¤	0.00	6-15-2031	10,060,000	7,911,083
The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured)¤	0.00%	12-15-2031	$ 9,800,000	$ 7,583,632
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured)¤	0.00	6-15-2029	12,085,000	10,166,144
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	5,000,000	5,210,100
Sales Tax Securitization Corporation Second Lien Sales Tax	4.00	1-1-2038	8,950,000	10,106,698
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	3,245,000	2,548,558
Tender Option Bond Trust Receipts/Certificates Series 2018-YX1099 (Barclays Bank plc LIQ)144Aø	0.24	1-1-2035	9,750,000	9,750,000
				325,553,723
Tobacco revenue: 0.06%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,442,740
Transportation revenue: 0.50%
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2025	2,960,000	3,450,650
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2027	3,400,000	4,192,438
Illinois Toll Highway Authority	5.00	1-1-2031	5,000,000	6,667,500
Illinois Toll Highway Authority Toll Senior Series A	5.00	1-1-2045	9,000,000	11,584,260
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,500,000	1,665,915
				27,560,763
Utilities revenue: 0.32%
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2030	7,000,000	8,251,600
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2031	8,000,000	9,410,800
				17,662,400
Water & sewer revenue: 0.80%
Chicago IL Second Lien	5.00	11-1-2029	4,600,000	4,943,850
Chicago IL Wastewater Refunding Bond Second Lien Bond Series C	5.00	1-1-2039	5,000,000	5,689,700
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	5,000,000	5,200,850
Chicago IL Wastewater Transmission Second Lien Series 2014	5.00	1-1-2039	11,525,000	12,760,250
Chicago IL Waterworks Second Lien (AGM Insured)	5.25	11-1-2032	3,250,000	4,027,953
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	5,000,000	5,367,350
Illinois Finance Authority Clean Water Initiative	4.00	7-1-2038	5,000,000	6,049,750
				44,039,703
				731,298,957
Indiana: 1.37%
Education revenue: 0.01%
Indiana Finance Authority Educational Facilities Mulitpurpose KIPP Indianapolis Incorporated Project	5.00	7-1-2040	350,000	392,151
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  27

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.63%
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00%	11-1-2033	$12,885,000	$ 14,996,078
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2036	5,000,000	5,779,700
Indiana Finance Authority Kings Daughters Hospital & Health Revenue	5.50	8-15-2040	7,425,000	7,439,999
Indiana Finance Authority Marion General Hospital Series A	4.00	7-1-2045	2,620,000	2,934,400
Indiana HFFA Ascension Health Credit Group	5.00	11-15-2034	2,750,000	3,299,093
				34,449,270
Industrial development revenue: 0.30%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	9,970,000	10,743,473
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2040	2,470,000	2,648,803
Valparaiso IN Pratt Paper LLC Project	5.88	1-1-2024	570,000	609,267
Whiting IN	5.00	3-1-2046	2,500,000	2,742,575
				16,744,118
Miscellaneous revenue: 0.18%
Carmel IN Local Public Improvement Multipurpose Bonds	5.00	7-15-2031	6,000,000	7,320,240
Hobart Industry Building Corporation First Mortgage	4.00	7-15-2035	2,295,000	2,680,583
				10,000,823
Tax revenue: 0.09%
Indianapolis IN Industry Local Public Improvement Bond Bank Community Justice Campus Courthouse & Jail Project	5.00	2-1-2049	4,000,000	4,985,600
Utilities revenue: 0.16%
Indiana Finance Authority Midwestern Disaster Relief Ohio Valley Electric Corporation Project	3.00	11-1-2030	4,000,000	4,268,760
Indiana Finance Authority Ohio Valley Electric Corporation Project Series A	3.00	11-1-2030	4,000,000	4,268,760
				8,537,520
				75,109,482
Iowa: 0.04%
GO revenue: 0.04%
Altoona IA Annual Appropriation Urban Renewal Series C	5.00	6-1-2031	1,805,000	2,158,618
Kansas: 0.69%
Housing revenue: 0.13%
Kansas Development Finance Authority MFHR Woodland Village Apartments Project Series J	1.68	7-1-2022	7,250,000	7,297,778
Tax revenue: 0.56%
Kansas Department of Transportation Series C	4.00	9-1-2030	6,650,000	7,037,296
The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Kansas Department of Transportation Series C	4.00%	9-1-2032	$ 7,500,000	$ 7,930,200
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	34,915,000	15,464,203
				30,431,699
				37,729,477
Kentucky: 1.62%
Health revenue: 0.25%
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured)¤	0.00	10-1-2024	9,260,000	8,859,042
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured)¤	0.00	10-1-2028	5,140,000	4,489,533
				13,348,575
Transportation revenue: 0.16%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2030	2,000,000	1,449,320
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2031	2,780,000	1,870,467
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2032	2,500,000	1,559,150
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2033	1,000,000	1,165,100
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2034	2,505,000	2,907,829
				8,951,866
Utilities revenue: 1.21%
Kentucky Public Energy Authority Gas Supply Series A2	4.00	4-1-2048	8,190,000	9,056,748
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	23,250,000	26,134,860
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	5,385,000	6,134,592
Kentucky Public Energy Authority Gas Supply Series C-1	4.00	2-1-2050	21,000,000	25,012,260
				66,338,460
				88,638,901
Louisiana: 0.50%
Airport revenue: 0.33%
New Orleans LA Aviation Board AMT Series B (AGM Insured)	5.00	1-1-2033	3,000,000	3,422,580
New Orleans LA Aviation Board AMT Series B	5.00	1-1-2034	4,500,000	5,096,385
New Orleans LA Aviation Board General Airport North Terminal Project Series 2017B	5.00	1-1-2048	1,145,000	1,326,895
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2036	1,250,000	1,539,163
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2037	1,750,000	2,148,808
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2038	1,500,000	1,837,785
Port of New Orleans LA AMT Series E	5.00	4-1-2040	2,000,000	2,493,320
				17,864,936
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  29

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.01%
New Orleans LA (FGIC Insured)	5.50%	12-1-2021	$ 720,000	$ 750,938
Miscellaneous revenue: 0.04%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	1,915,000	1,966,552
Water & sewer revenue: 0.12%
New Orleans LA Series B (AGM Insured)	4.00	6-1-2038	350,000	422,107
New Orleans LA Series B (AGM Insured)	4.00	6-1-2039	400,000	481,176
New Orleans LA Series B (AGM Insured)	4.00	6-1-2040	350,000	420,004
New Orleans LA Series B	4.00	6-1-2050	1,200,000	1,399,968
New Orleans LA Series B	5.00	6-1-2045	1,500,000	1,908,495
Shreveport LA Series B (AGM Insured)	4.00	12-1-2036	730,000	861,787
Shreveport LA Series B (AGM Insured)	4.00	12-1-2044	1,000,000	1,156,920
				6,650,457
				27,232,883
Maine: 0.20%
Health revenue: 0.20%
Maine HEFA Mainehealth Series A	4.00	7-1-2040	1,700,000	2,017,747
Maine HEFA Mainehealth Series A	4.00	7-1-2045	4,500,000	5,237,550
Maine HEFA Series A	5.00	7-1-2028	1,445,000	1,814,414
Maine HEFA Series A	5.00	7-1-2029	1,535,000	2,024,389
				11,094,100
Maryland: 1.48%
Education revenue: 0.34%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	235,000	243,888
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2030	200,000	206,662
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,585,000	1,711,467
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	8,480,000	9,564,083
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	6,085,000	6,824,145
				18,550,245
Health revenue: 0.23%
Maryland HEFA Frederick Health System	4.00	7-1-2045	745,000	861,555
Maryland HEFA Frederick Health System	4.00	7-1-2050	850,000	976,854
Tender Option Bond Trust Receipts/Certificates (Deutsche Bank LIQ)144Aø	0.22	8-15-2042	10,590,000	10,590,000
				12,428,409
Housing revenue: 0.43%
Maryland CDA Department of Housing & Community Multifamily Development Bay Country Apartments 144A	2.52	2-1-2021	9,000,000	9,008,910
The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A	2.34%	4-1-2021	$ 7,000,000	$ 7,021,770
Maryland CDA Department of Housing & Community Multifamily Development Park View Woodlawn Series E	2.41	5-1-2021	7,450,000	7,481,737
				23,512,417
Miscellaneous revenue: 0.41%
Baltimore MD Public Schools Construction & Revitalization Program	5.00	5-1-2041	6,000,000	7,484,220
Maryland Economic Development Corporation Special Obligation Covington Project	4.00	9-1-2050	2,500,000	2,570,575
Maryland Series A	4.00	3-15-2034	10,000,000	12,599,000
				22,653,795
Water & sewer revenue: 0.07%
Baltimore MD Water Projects Series A	4.00	7-1-2039	500,000	616,005
Baltimore MD Water Projects Series A	4.00	7-1-2040	500,000	613,950
Baltimore MD Water Projects Series A	4.00	7-1-2045	2,000,000	2,417,680
				3,647,635
				80,792,501
Massachusetts: 2.71%
Airport revenue: 0.03%
Massachusetts AMT Series B	4.00	7-1-2046	1,750,000	1,924,178
Education revenue: 0.06%
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2039	1,000,000	1,096,600
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2049	1,750,000	1,896,213
Massachusetts Educational Financing Authority Series I	6.00	1-1-2028	285,000	288,511
				3,281,324
GO revenue: 0.20%
Massachusetts	5.00	3-1-2041	7,500,000	8,550,225
Massachusetts Series E	5.25	9-1-2048	1,765,000	2,252,193
				10,802,418
Health revenue: 0.17%
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women's Hospital Series A-2	4.00	7-1-2040	1,000,000	1,194,290
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women's Hospital Series A-2	4.00	7-1-2041	1,200,000	1,425,228
Massachusetts Development Finance Agency Various Partners Healthcare System Series K-2 (Barclays Bank plc SPA)ø	0.07	7-1-2046	3,000,000	3,000,000
Massachusetts Development Finance Agency Wellforce Incorporated Series C (AGM Insured)	4.00	10-1-2045	2,500,000	2,924,600
Massachusetts HEFA Partners Healthcare Systems Series F3 (TD Bank NA LOC)ø	0.10	7-1-2040	875,000	875,000
				9,419,118
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  31

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.21%
Massachusetts Series A	5.00%	12-1-2036	$10,850,000	$ 11,327,075
Tax revenue: 1.02%
Massachusetts Series F	5.00	11-1-2041	5,000,000	6,251,500
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2047	6,485,000	8,000,934
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2048	11,510,000	14,345,719
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2049	21,500,000	27,296,830
				55,894,983
Water & sewer revenue: 1.02%
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2036	19,180,000	30,083,638
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2038	16,000,000	25,584,320
				55,667,958
				148,317,054
Michigan: 3.51%
Airport revenue: 0.13%
Wayne County MI Airport Authority AMT	5.00	12-1-2029	6,000,000	7,080,960
Education revenue: 0.35%
Michigan Finance Authority Limited Obligation Public School Holly Academy	8.00	10-1-2040	1,350,000	1,388,300
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.00	12-1-2030	1,135,000	1,137,962
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.25	12-1-2039	2,220,000	2,225,217
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.30	9-1-2030	1,280,000	1,317,696
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.80	9-1-2040	1,205,000	1,243,476
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	5.00	9-1-2050	4,530,000	4,673,284
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	1,082,500	1,083,994
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.38	12-1-2030	2,085,000	2,091,005
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.63	12-1-2039	4,170,000	4,180,884
				19,341,818
GO revenue: 0.14%
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2026	1,075,000	1,193,960
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2028	1,450,000	1,610,457
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2029	1,350,000	1,499,391
The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Livonia MI Public Schools School District Building & Site Series I	5.00%	5-1-2030	$ 1,775,000	$ 1,971,422
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2031	1,425,000	1,582,691
				7,857,921
Miscellaneous revenue: 1.09%
Michigan Building Authority Refunding Facilities Program Bond Series I	5.00	4-15-2041	13,000,000	15,736,370
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	6,000,000	6,896,100
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bond Series F	4.50	10-1-2029	7,000,000	7,384,230
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2031	1,340,000	1,558,581
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2032	2,000,000	2,326,240
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2033	2,975,000	3,457,872
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2034	6,615,000	7,678,560
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2039	7,955,000	9,177,127
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2021	80,000	80,103
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Ambac Insured)	5.25	12-1-2023	920,000	921,454
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	4,610,000	4,612,766
				59,829,403
Tax revenue: 0.50%
Detroit MI Downtown Development Authority Tax Increment Revenue Refunding Bonds Catalyst Development Project Series A (AGM Insured)	5.00	7-1-2021	400,000	408,600
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	16,845,000	18,138,864
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	7,895,000	8,563,549
				27,111,013
Utilities revenue: 0.07%
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project	1.45	8-1-2029	3,500,000	3,511,865
Water & sewer revenue: 1.23%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	8,500,000	10,234,000
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	11,000,000	12,393,260
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	11,000,000	12,587,410
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  33

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-4	5.00%	7-1-2031	$ 6,500,000	$ 7,431,385
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (National Insured)	5.00	7-1-2036	3,250,000	3,678,480
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2025	2,000,000	2,312,760
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2026	1,945,000	2,247,700
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2027	2,260,000	2,604,921
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2028	3,480,000	4,003,322
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2032	5,750,000	6,544,075
Michigan Finance Authority Local Government Loan Program Series C	5.00	7-1-2035	2,000,000	2,330,320
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (National Insured)	5.00	7-1-2027	1,000,000	1,152,620
				67,520,253
				192,253,233
Minnesota: 0.41%
GO revenue: 0.01%
Shakopee MN Independent School District # 720 Capital Facilities (State School District Credit Program Insured)	4.00	2-1-2030	225,000	265,565
Shakopee MN Independent School District # 720 Capital Facilities (State School District Credit Program Insured)	4.00	2-1-2032	240,000	281,292
				546,857
Health revenue: 0.31%
Minneapolis MN Fairview Health Services Series 2018A	4.00	11-15-2048	2,315,000	2,629,655
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	14,000,000	14,461,860
				17,091,515
Utilities revenue: 0.09%
Rochester MN Electric Utility Revenue Refunding Bond Series A	5.00	12-1-2042	3,895,000	4,684,594
				22,322,966
Mississippi: 0.16%
Miscellaneous revenue: 0.16%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	8,070,000	8,602,217
The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 0.65%
GO revenue: 0.10%
St. Louis MO Special Administrative Board of The St. Louis School District	4.00%	4-1-2030	$ 4,840,000	$ 5,652,394
Miscellaneous revenue: 0.47%
Kansas City MO IDA	5.00	3-1-2037	3,000,000	3,701,190
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	18,075,000	22,167,722
				25,868,912
Tax revenue: 0.08%
Blue Springs MO Special Obligation Tax Improvement & Refunding Bonds Adams Farm Project Series A	4.00	6-1-2026	4,020,000	4,045,045
				35,566,351
Nebraska: 0.36%
Health revenue: 0.02%
Douglas County NE Hospital Authority Series 2	4.00	11-15-2040	1,150,000	1,369,915
Utilities revenue: 0.34%
Central Plains Energy Project Nebraska Refunding Bond Project #3	5.00	9-1-2033	6,000,000	8,181,660
Central Plains Energy Project Nebraska Refunding Bond Project #3 Series 2012	5.25	9-1-2037	1,800,000	1,933,632
Nebraska Central Plains Energy Gas Project #3	5.00	9-1-2027	1,020,000	1,091,533
Tender Option Bond Trust Receipts/Certificates Series 2016 XF1053 (Deutsche Bank LIQ)144Aø	0.20	2-1-2049	7,345,000	7,345,000
				18,551,825
				19,921,740
Nevada: 2.25%
GO revenue: 2.24%
Clark County NV Refunding Bond Limited Tax	4.00	7-1-2032	6,000,000	7,106,820
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	11,028,405
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2036	850,000	1,029,631
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2037	900,000	1,086,543
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2038	850,000	1,023,196
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2039	1,000,000	1,200,710
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2030	875,000	1,174,618
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2032	900,000	1,190,538
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2033	825,000	1,085,370
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2034	950,000	1,246,172
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2035	1,000,000	1,308,510
Clark County NV Series A	5.00	6-1-2043	9,360,000	11,434,738
Clark County NV Series A	5.00	5-1-2048	50,215,000	61,020,766
Henderson NV Limited Tax Utillity System Series A-1	4.00	6-1-2045	9,140,000	10,947,526
Henderson NV Series B-1	4.00	6-1-2039	4,060,000	4,951,048
Henderson NV Series B-1	4.00	6-1-2040	3,340,000	4,063,110
Las Vegas NV Series A	4.00	2-1-2038	1,335,000	1,593,830
				122,491,531
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  35

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.01%
Las Vegas NV Special Improvement District #60 Local Improvement	5.00%	6-1-2022	$ 355,000	$ 370,389
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2023	280,000	300,107
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2024	155,000	170,125
				840,621
				123,332,152
New Hampshire: 0.13%
Housing revenue: 0.13%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	6,421,279	7,210,326
New Jersey: 4.03%
Airport revenue: 0.03%
South Jersey Port Corporation Marine Terminal Refunding Bond Series 2016S	5.00	1-1-2039	1,350,000	1,529,604
Education revenue: 0.19%
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	5,830,000	6,591,690
Rutgers NJ State University Series L	5.00	5-1-2033	3,560,000	3,958,328
				10,550,018
GO revenue: 0.39%
Bayonne NJ School Refunding Bonds (AGM Insured)	5.00	7-15-2023	2,505,000	2,796,557
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	5,000,000	5,716,200
Newark NJ Qualified General Improvement Series A	5.00	7-15-2026	2,205,000	2,513,744
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	6,035,000	6,848,759
Newark NJ Qualified General Improvement Series A	5.25	7-15-2024	1,325,000	1,486,094
Newark NJ Qualified General Improvement Series B	5.00	7-15-2025	385,000	433,344
Newark NJ Qualified General Improvement Series B	5.00	7-15-2026	395,000	443,869
Newark NJ Qualified General Improvement Series B	5.00	7-15-2027	405,000	454,365
Newark NJ Qualified General Improvement Series B	5.25	7-15-2024	375,000	415,425
				21,108,357
Industrial development revenue: 0.19%
New Jersey EDA	5.00	3-1-2025	4,000,000	4,337,480
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	5,960,000	6,306,574
				10,644,054
Miscellaneous revenue: 1.26%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	2,620,000	2,646,148
New Jersey EDA Revenue Prerefunded Refunding Bonds School Facilities	5.00	3-1-2026	580,000	612,463
New Jersey EDA Revenue Unrefunded Refunding Bonds School Facilities	5.00	3-1-2026	3,645,000	3,817,409
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	11,000,000	11,893,750
The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0205 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.12%	6-15-2050	$ 9,035,000	$ 9,035,000
New Jersey TTFA Series A ¤	0.00	12-15-2039	10,000,000	5,737,200
New Jersey TTFA Series A (National Insured)	5.75	6-15-2023	2,000,000	2,250,680
New Jersey TTFA Series A (National Insured)	5.75	6-15-2025	10,000,000	12,000,800
Newark NJ Housing Authority Port Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (National Insured)	5.25	1-1-2024	1,225,000	1,344,805
Newark NJ Housing Authority Port Newark Marine Terminal Rental (National Insured)	5.00	1-1-2032	7,620,000	9,186,824
Union County NJ Utilities Authority Refunding AMT Covanta Union Series A	5.25	12-1-2031	10,000,000	10,404,400
				68,929,479
Tax revenue: 0.76%
New Jersey Covid 19 Emergency Series A	4.00	6-1-2032	12,050,000	15,019,000
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	15,000,000	18,867,150
New Jersey TTFA Series AA	5.00	6-15-2039	3,000,000	3,711,660
New Jersey TTFA Series AA	5.00	6-15-2045	3,500,000	4,260,970
				41,858,780
Transportation revenue: 1.21%
New Jersey Transportation Trust	5.00	6-15-2038	4,035,000	4,233,320
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	1,150,000	1,037,795
New Jersey TTFA CAB Series A ¤	0.00	12-15-2028	10,100,000	8,611,563
New Jersey TTFA CAB Series A ¤	0.00	12-15-2029	11,875,000	9,782,388
New Jersey TTFA CAB Series A ¤	0.00	12-15-2030	8,000,000	6,377,920
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	4,500,000	3,463,515
New Jersey TTFA Series A	5.00	12-15-2036	1,500,000	1,815,255
New Jersey TTFA Series A	5.00	6-15-2042	1,505,000	1,575,148
New Jersey TTFA Series AA	4.00	6-15-2045	2,195,000	2,454,712
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,089,240
New Jersey TTFA Series AA	5.25	6-15-2033	10,000,000	10,845,800
New Jersey TTFA Series B	5.25	6-15-2036	5,575,000	5,681,037
New Jersey TTFA Series C	5.25	6-15-2032	8,000,000	9,087,760
				66,055,453
				220,675,745
New Mexico: 0.14%
Housing revenue: 0.01%
New Mexico Mortgage Finance Authority Single-Family Mortgage Revenue Class I (GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	315,000	315,879
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  37

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.13%
Farmington NM Public Service Company of New Mexico San Juan Project Series A ø	0.19%	6-1-2040	$ 1,045,000	$ 1,045,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bond and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	5,140,000	6,080,414
				7,125,414
				7,441,293
New York: 10.16%
Airport revenue: 0.57%
Port Authority of New York & New Jersey Series 193	5.00	10-15-2028	1,760,000	2,089,965
Port Authority of New York & New Jersey Series 205	5.25	11-15-2039	16,580,000	20,887,152
Port Authority of New York & New Jersey Series 211	5.00	9-1-2048	2,000,000	2,473,440
Port Authority of New York & New Jersey Series 221	4.00	7-15-2045	5,000,000	5,817,200
				31,267,757
Education revenue: 0.50%
Dutchess County NY Local Development Corporation Bard College Project 144A	5.00	7-1-2051	3,000,000	3,279,540
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.73	2-1-2050	10,030,000	11,050,151
New York Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,453,845
New York Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	1,138,200
New York Dormitory Authority New York University Series A	5.00	7-1-2049	4,265,000	5,405,632
Westchester County NY Local Development Pace University Series B	0.63	5-1-2044	5,000,000	5,000,000
				27,327,368
GO revenue: 0.75%
New York NY Fiscal 2020 Subordinate Bond Series B-1	4.00	8-1-2039	3,000,000	3,599,880
New York NY Fiscal 2020 Subordinate Bond Series B-1	5.00	10-1-2038	2,650,000	3,409,305
New York NY Fiscal 2020 Subordinate Bond Series C	4.00	8-1-2037	8,800,000	10,634,184
New York NY Series F-1	5.00	3-1-2032	3,000,000	3,309,570
New York NY Series S-2	5.00	7-15-2041	13,805,000	16,290,728
Suffolk County NY Series A	5.00	3-19-2021	4,000,000	4,036,280
				41,279,947
Health revenue: 0.13%
Nassau County NY Local Economic Catholic Health Services	5.00	7-1-2021	7,000,000	7,152,600
Industrial development revenue: 0.77%
New York Liberty Development Corporation Refunding Bond	2.80	9-15-2069	1,000,000	976,170
New York Transportation Development Corporation Special Delta Air Lines Incorporated Laguardia	5.00	10-1-2035	20,000,000	24,608,400
New York Transportation Development Corporation Special Facilities Revenue AMT	5.00	1-1-2032	5,000,000	5,930,400
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2032	1,000,000	1,271,760
The accompanying notes are an integral part of these financial statements.

38  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	4.00%	12-1-2039	$ 700,000	$ 812,035
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	4.00	12-1-2040	900,000	1,040,949
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2035	1,850,000	2,379,618
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2036	1,750,000	2,244,375
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2037	700,000	877,800
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2037	1,750,000	2,239,440
				42,380,947
Miscellaneous revenue: 0.06%
New York Dormitory Authority Non-State Supported School Districts Bond Financing Program Series A (AGM Insured)	5.00	10-1-2034	1,750,000	2,245,863
New York Dormitory Authority Non-State Supported School Districts Bond Financing Program Series A (AGM Insured)	5.00	10-1-2035	1,000,000	1,280,040
				3,525,903
Tax revenue: 3.24%
New York Dormitory Authority Series A	5.00	2-15-2034	3,790,000	4,652,945
New York Dormitory Authority Series D	4.00	2-15-2037	4,480,000	5,374,746
New York Dormitory Authority State Personal Income Tax General Purpose Series D	4.00	2-15-2047	14,000,000	16,330,580
New York Dormitory Authority State Personal Income Tax Series B	5.00	2-15-2045	7,330,000	8,513,648
New York Dormitory Authority State Personal Income Tax Series D	4.00	2-15-2038	5,000,000	5,977,000
New York Dormitory Authority State Personal Income Tax Series E	5.00	2-15-2044	10,000	11,933
New York Dormitory Authority State Personal Income Tax Series E	5.00	2-15-2044	9,590,000	11,147,032
New York Dormitory Authority State Personal Income Tax Unrefunded Bonds General Purpose Series D	5.00	3-15-2042	1,500,000	1,575,180
New York NY Transitional Finance Authority Building Aid Revenue Fiscal 2019 Subordinate Bond Series S 3 A	4.00	7-15-2038	4,500,000	5,237,730
New York NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2015 Series S1	5.00	7-15-2040	3,155,000	3,666,804
New York NY Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	8-1-2037	12,140,000	14,962,064
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I	5.00	5-1-2033	5,395,000	5,946,207
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	4.00	11-1-2035	5,000,000	6,171,750
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	4.00	11-1-2045	4,000,000	4,749,960
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  39

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	5.00%	5-1-2038	$ 5,000,000	$ 6,393,250
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series A	5.00	8-1-2031	17,075,000	19,768,411
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series F1	5.00	5-1-2042	2,390,000	2,892,354
New York Urban Development Corporation Personal Income Tax General Purpose	4.00	3-15-2045	10,000,000	11,824,900
New York Urban Development Corporation Personal Income Tax General Purpose	4.00	3-15-2045	35,560,000	42,049,344
				177,245,838
Tobacco revenue: 0.01%
Suffolk NY Tobacco Securitization Corporation Series B	4.50	6-1-2026	520,000	535,210
Transportation revenue: 1.18%
New York Metropolitan Transportacion Authority Revenue Various Refunding Bonds Transportation Subordinated Series G3 (SIFMA Municipal Swap+0.43%)±	0.52	11-1-2031	15,000,000	13,912,200
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	1,670,000	1,703,767
New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	950,000	1,001,614
New York Metropolitan Transportation Authority Series D	5.00	11-15-2029	20,000,000	21,097,800
New York Metropolitan Transportation Authority Sub Series A-1	5.00	11-15-2048	7,300,000	7,970,505
Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.13	11-15-2052	4,485,000	4,485,000
Tender Option Bond Trust Receipts/Certificates (Morgan Stanley Bank LIQ)144Aø	0.34	1-1-2053	4,250,000	4,250,000
Triborough Bridge & Tunnel Authority	5.00	11-15-2049	7,750,000	10,011,528
				64,432,414
Utilities revenue: 0.66%
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2032	22,785,000	27,802,257
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2037	3,780,000	4,581,436
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2040	2,870,000	3,624,982
				36,008,675
Water & sewer revenue: 2.29%
New York Environmental Facilities Corporation Municipal Water Trust	4.00	6-15-2049	5,000,000	5,937,800
New York Environmental Facilities Corporation Municipal Water Trust	5.00	6-15-2048	10,035,000	12,607,573
New York NY Municipal Water Finance Authority 2nd General Resolution Series 2018	5.00	6-15-2048	3,000,000	3,753,660
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.00	6-15-2035	25,000,000	32,756,000
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2044	30,265,000	31,561,250
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2047	2,330,000	2,533,759
The accompanying notes are an integral part of these financial statements.

40  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
New York NY Municipal Water Finance Authority Water & Sewer System Series DD	5.00%	6-15-2026	$ 3,255,000	$ 3,324,950
New York NY Municipal Water Finance Authority Water and Sewer System Revenue Second General Resolution	4.00	6-15-2042	15,000,000	18,255,900
New York NY Water Finance Authority Series DD	5.25	6-15-2047	11,490,000	14,426,155
				125,157,047
				556,313,706
North Carolina: 1.01%
Airport revenue: 0.13%
Charlotte NC Airport Series A	5.50	7-1-2034	2,500,000	2,508,375
Raleigh Durham NC Airport Authority Refunding AMT Series A	5.00	5-1-2035	3,400,000	4,393,650
				6,902,025
Education revenue: 0.14%
North Carolina Capital Facilities Finance Agency Forest University Series 2016	5.00	1-1-2033	1,000,000	1,213,480
North Carolina Capital Facilities Finance Agency Meredith College Series 2018	5.00	6-1-2038	500,000	559,645
University of North Carolina at Ashville Series 2017	5.00	6-1-2042	625,000	724,238
University of North Carolina at Greensboro Series 2014	5.00	4-1-2033	2,000,000	2,247,020
University of North Carolina at Greensboro Series 2014	5.00	4-1-2039	1,620,000	1,807,499
University of North Carolina Chapel Hill Series 2009- A (TD Bank NA SPA)ø	0.10	2-1-2024	840,000	840,000
				7,391,882
Health revenue: 0.49%
Charlotte-Mecklenburg Hospital Authority Health Care Refunding Bonds Series 2018	5.00	1-15-2036	500,000	638,720
Charlotte-Mecklenburg NC Hospital Authority Atrium Health Series C	5.00	1-15-2048	20,000,000	21,953,800
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project Series 2016	5.00	11-1-2031	1,500,000	1,755,270
North Carolina Medical Care Commission Presbyterian Homes Project Series 2016C	4.00	10-1-2031	1,500,000	1,654,905
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2026	385,000	406,525
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2032	500,000	522,140
				26,931,360
Housing revenue: 0.04%
North Carolina Facilities Finance Agency The Arc of North Carolina Project Series 2017A (Department of Housing and Urban Development Insured)	5.00	10-1-2034	1,000,000	1,164,230
North Carolina Facilities Finance Agency The NCA&T University Foundation LLC Project Series 2015A (AGC Insured)	5.00	6-1-2027	1,000,000	1,181,650
				2,345,880
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  41

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.07%
Charlotte NC Certificate of Participation Equipment Acquisition and Public Facilities Series A	5.00%	12-1-2026	$ 1,160,000	$ 1,209,810
Charlotte NC Certificate of Participation Transit Projects Series C	5.00	6-1-2030	1,000,000	1,109,840
Raleigh NC Limited Obligation Series A	5.00	10-1-2033	1,000,000	1,156,680
Wilmington NC Limited Obligation Series A	5.00	6-1-2030	400,000	488,492
				3,964,822
Transportation revenue: 0.14%
North Carolina Department of Transportation I-77 Hot Lanes Project Series 2015	5.00	6-30-2028	1,275,000	1,418,591
North Carolina Turnpike Authority Monroe Expressway Toll Revenue Bond Series 2016A	5.00	7-1-2042	500,000	570,940
North Carolina Turnpike Authority Triangle Expressway System (AGM Insured)	5.00	1-1-2049	4,500,000	5,598,810
				7,588,341
				55,124,310
North Dakota: 0.28%
Miscellaneous revenue: 0.19%
University of North Dakota Infrastructure Energy Improvement Project Green Certificates Series A	5.00	4-1-2057	9,000,000	10,562,670
Water & sewer revenue: 0.09%
North Dakota PFA Revolving Fund Program Series A	5.00	10-1-2038	3,780,000	4,847,926
				15,410,596
Ohio: 2.25%
Airport revenue: 0.15%
Cleveland OH Airport System Revenue Series A	5.00	1-1-2025	4,015,000	4,205,713
Cleveland OH Airport System Revenue Series A (AGM Insured)	5.00	1-1-2031	3,600,000	3,771,000
				7,976,713
GO revenue: 0.03%
Highland OH Local School District Medina County School Improvement Series A	5.25	12-1-2054	1,500,000	1,682,850
Health revenue: 0.98%
Cleveland Cuyahoga County OH Facilities Improvement Centers for Dialysis	5.00	12-1-2047	5,205,000	5,861,351
Franklin County OH Trinity Health Credit Group	4.00	12-1-2044	3,450,000	4,035,879
Hamilton County OH Hospital Facilties Revenue Bonds	5.00	9-15-2045	7,500,000	9,187,350
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	15,000,000	17,434,050
Middleburg Heights OH Hospital Revenue Refunding Facilities Southwest General Health	4.00	8-1-2041	1,100,000	1,290,806
Middleburg Heights OH Hospital Revenue Refunding Facilities Southwest General Health %%	4.00	8-1-2041	3,730,000	4,204,046
Middleburg Heights OH Hospital Revenue Refunding Facilities Southwest General Health	4.00	8-1-2047	3,000,000	3,455,160
The accompanying notes are an integral part of these financial statements.

42  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Montgomery County OH Hospital Revenue Refunding Bonds	4.00%	11-15-2039	$ 3,000,000	$ 3,324,840
Ohio Higher Educational Facility Commission Hospital Cleveland Clinic B4 (Barclays Bank plc SPA)ø	0.07	1-1-2043	5,000,000	5,000,000
				53,793,482
Miscellaneous revenue: 0.79%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2026	2,030,000	2,397,207
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2028	1,610,000	1,888,047
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2030	2,250,000	2,621,385
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	12,000,000	13,821,840
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	2,500,000	2,863,175
Ohio Series A	5.00	2-1-2036	4,265,000	5,168,455
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2035	5,390,000	6,693,194
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2036	2,000,000	2,477,040
Ohio Water Development Authority Fresh Water Series B	5.00	12-1-2034	1,895,000	2,358,119
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	2,870,000	2,873,932
				43,162,394
Tax revenue: 0.11%
Franklin County OH	5.00	6-1-2048	5,000,000	6,231,850
Transportation revenue: 0.19%
Ohio Turnpike Commission CAB Series A-4 ¤	0.00	2-15-2034	8,500,000	10,600,775
				123,448,064
Oklahoma: 1.06%
Airport revenue: 0.65%
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2043	9,000,000	10,804,770
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2047	11,500,000	13,712,600
Tulsa OK Airports Improvement Trust AMT Series A (BAM Insured)	5.00	6-1-2035	1,055,000	1,177,348
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.00	6-1-2043	4,485,000	5,331,903
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	3,770,000	4,510,277
				35,536,898
Miscellaneous revenue: 0.37%
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2030	2,000,000	2,451,880
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2031	1,145,000	1,397,793
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2030	4,440,000	5,194,756
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  43

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Muskogee OK Industrial Trust Educational Facilities	4.00%	9-1-2032	$ 4,000,000	$ 4,630,880
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2031	5,520,000	6,427,874
				20,103,183
Transportation revenue: 0.02%
Oklahoma Turnpike Authority Revenue Series A	5.00	1-1-2042	1,000,000	1,185,640
Water & sewer revenue: 0.02%
McGee Creek OK Authority (National Insured)	6.00	1-1-2023	1,250,000	1,316,963
				58,142,684
Oregon: 0.55%
GO revenue: 0.17%
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2030	2,560,000	3,445,837
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2031	2,125,000	2,847,436
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2032	2,350,000	3,132,198
				9,425,471
Health revenue: 0.34%
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.13	11-15-2040	500,000	538,895
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.25	11-15-2050	500,000	535,645
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.38	11-15-2055	1,000,000	1,074,460
Medford OR Hospital Facilities Refunding Bonds Asante Project Series A (AGM Insured)	4.00	8-15-2045	13,650,000	16,208,147
				18,357,147
Utilities revenue: 0.04%
Eugene OR Electric Utility Revenue Series A	4.00	8-1-2045	1,260,000	1,515,011
Eugene OR Electric Utility Revenue Series A	4.00	8-1-2049	800,000	954,312
				2,469,323
				30,251,941
Pennsylvania: 4.98%
Airport revenue: 0.43%
Philadelphia PA Airport Series A	5.00	7-1-2047	9,950,000	11,765,179
Philadelphia PA Airport Series B	5.00	7-1-2029	1,000,000	1,230,760
Philadelphia PA Airport Series B	5.00	7-1-2031	750,000	915,533
Philadelphia PA Airport Series B	5.00	7-1-2042	7,860,000	9,368,020
				23,279,492
Education revenue: 0.34%
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2024	1,540,000	1,689,226
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,822,844
Pennsylvania HEFAR Indiana University Student Housing Project Series A	5.00	7-1-2032	1,000,000	1,068,220
The accompanying notes are an integral part of these financial statements.

44  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Pennsylvania Higher Educational Facilities Revenue Drexel University Series A (AGM Insured)	5.00%	5-1-2046	$ 4,885,000	$ 6,163,746
Pennsylvania Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2836 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.29	6-15-2039	3,935,000	3,935,000
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	2,000,000	2,311,700
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	275,000	301,353
Philadelphia PA IDA University Revenue Refunding Bond St. Joesph's University Project	4.00	11-1-2038	1,000,000	1,153,690
				18,445,779
GO revenue: 0.40%
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,389,143
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,459,032
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,232,490
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2029	2,170,000	2,652,087
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2032	1,750,000	2,107,770
Philadelphia PA School District Series A	5.00	9-1-2024	2,075,000	2,395,090
Philadelphia PA School District Series F	5.00	9-1-2035	3,820,000	4,560,087
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2032	1,440,000	1,591,214
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,643,679
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2034	1,555,000	1,710,298
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,325,608
				22,066,498
Health revenue: 0.92%
Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2039	2,250,000	2,619,675
Berks County PA Municipal Authority	5.00	11-1-2044	2,065,000	2,103,967
Chester County PA HEFA Main Line Health System Series A	4.00	9-1-2050	3,500,000	4,125,835
Geisinger PA Health System Series A-1	4.00	2-15-2047	10,000,000	11,222,800
Geisinger PA Health System Series A-1	4.00	4-1-2050	8,000,000	9,313,920
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2035	2,750,000	3,200,285
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2038	1,000,000	1,153,270
Montgomery County PA HEFA Thomas Jefferson University	5.00	9-1-2031	4,100,000	5,250,132
Pennsylvania EDFA Series A-1	4.00	4-15-2045	6,500,000	7,512,310
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	4.50	7-1-2027	750,000	740,040
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	996,540
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	625,000	726,281
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  45

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Westmoreland County PA IDA Excela Health Project Series A	5.00%	7-1-2029	$ 700,000	$ 869,232
Westmoreland County PA IDA Excela Health Project Series A	5.00	7-1-2030	550,000	691,757
				50,526,044
Industrial development revenue: 0.36%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	705,906
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2034	16,375,000	19,030,206
				19,736,112
Miscellaneous revenue: 1.55%
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project	5.75	7-1-2032	8,990,000	12,889,323
Delaware Valley PA Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	5,422,480
Delaware Valley Regional Finance Authority Pennsylvania Local Government Series A (Ambac Insured)	5.50	8-1-2028	22,830,000	29,801,369
Pennsylvania Finance Authority Pennsylvania Hills Project Series B (National Insured)¤	0.00	12-1-2025	1,060,000	1,002,198
Pennsylvania Public School Building Authority Philadelphia School District Project	5.00	4-1-2024	3,960,000	4,195,066
State Public School Building Authority Pennsylvania Philadelphia School District Project	5.00	4-1-2022	2,635,000	2,775,498
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2024	2,250,000	2,573,843
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2034	1,915,000	2,303,209
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2035	16,715,000	20,071,873
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2030	1,065,000	1,252,365
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2031	1,110,000	1,299,943
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2032	1,155,000	1,346,580
				84,933,747
Tax revenue: 0.13%
Pennsylvania State Turnpike Commission	5.00	12-1-2043	6,000,000	7,287,840
Transportation revenue: 0.57%
Pennsylvania State Turnpike Commission (TD Bank NA LOC)ø	0.10	12-1-2039	1,000,000	1,000,000
Pennsylvania Turnpike Commission Motor License Series B-2	5.00	12-1-2035	9,900,000	12,240,063
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	2,122,645
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2027	1,150,000	1,437,500
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2028	1,450,000	1,801,625
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2027	1,260,000	1,575,000
The accompanying notes are an integral part of these financial statements.

46  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00%	6-1-2028	$ 5,005,000	$ 6,218,713
Tender Option Bond Trust Receipts/Certificates (AGM Insured, Citibank NA LIQ)144Aø	0.15	6-1-2025	4,750,000	4,750,000
				31,145,546
Water & sewer revenue: 0.28%
Luzerne County PA IDA Refunding Bond AMT Pennsylvania American Water Company Project	2.45	12-1-2039	5,500,000	6,082,560
Philadelphia PA Series B	5.00	7-1-2033	8,000,000	9,401,680
				15,484,240
				272,905,298
Puerto Rico: 0.02%
Tax revenue: 0.02%
Puerto Rico Highway & Transportation Authority Series CC (AGM Insured)	5.50	7-1-2029	825,000	983,953
Rhode Island: 0.05%
Airport revenue: 0.05%
Rhode Island Commerce Corporation First Lien Special Facility Airport Corporation Intermodal Facility Project Series 2018	5.00	7-1-2031	2,115,000	2,490,391
South Carolina: 0.53%
Education revenue: 0.22%
South Carolina Education Assistance Authority Student Loan Series I	5.10	10-1-2029	615,000	615,209
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	1,500,000	1,655,430
University of South Carolina Athletic Facilities Series A	5.00	5-1-2043	8,155,000	9,586,121
				11,856,760
Resource recovery revenue: 0.07%
South Carolina Jobs EDA	8.00	12-6-2029	370,000	367,410
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,880,000	1,501,424
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	2,750,000	2,058,155
				3,926,989
Utilities revenue: 0.21%
Patriots Energy Group Financing Agency South Carolina Series A (Royal Bank of Canada LIQ)	4.00	10-1-2048	9,040,000	9,951,594
South Carolina Public Service Authority Refunding & Improvement Bonds Series A	4.00	12-1-2040	1,500,000	1,781,835
				11,733,429
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  47

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.03%
Columbia SC Waterworks Series 2009 (Sumitomo Mitsui Banking Corporation LOC)ø	0.09%	2-1-2038	$ 1,760,000	$ 1,760,000
				29,277,178
South Dakota: 0.41%
Health revenue: 0.26%
South Dakota HEFA Sanford Health Project Series E	5.00	11-1-2042	13,465,000	14,371,329
Housing revenue: 0.15%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2023	750,000	826,583
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,260,644
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,186,910
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,886,623
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,259,914
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,552,300
				7,972,974
				22,344,303
Tennessee: 0.46%
Utilities revenue: 0.46%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	20,000,000	22,976,600
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2026	1,020,000	1,252,591
Tennessee Energy Acquisition Corporation Series C	5.00	2-1-2021	1,000,000	1,003,390
				25,232,581
Texas: 10.00%
Airport revenue: 1.04%
Austin TX Airport System AMT	5.00	11-15-2039	8,000,000	9,014,720
Austin TX Airport System AMT	5.00	11-15-2044	3,500,000	3,917,445
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	13,250,000	13,765,425
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	20,765,000	21,572,759
Houston TX Airport System Subordinate Bond Lien AMT	5.00	7-15-2027	2,500,000	2,805,725
Houston TX Airport System Subordinate Bond Lien AMT Series A	5.00	7-1-2041	4,750,000	5,760,135
				56,836,209
Education revenue: 0.43%
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	2,000,000	2,303,980
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	6,000,000	6,977,220
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	6,750,000	7,806,038
Newark TX Higher Education Finance Corporation Austin Achieve Public Schools Incorporated	5.00	6-15-2048	750,000	764,138
The accompanying notes are an integral part of these financial statements.

48  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00%	10-1-2030	$ 1,460,000	$ 1,848,448
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2032	650,000	815,991
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2039	750,000	928,530
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2040	1,000,000	1,233,400
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2041	900,000	1,107,153
				23,784,898
GO revenue: 2.07%
El Paso TX	4.00	8-15-2031	6,500,000	7,616,635
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2034	1,000,000	1,163,130
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	2,160,000	2,723,328
Nacogdoches TX Independent School District	5.00	2-15-2049	8,560,000	10,811,537
Port Isabel TX 144A	5.10	2-15-2049	1,000,000	1,122,700
Royse City TX Independent School District	5.00	8-15-2034	3,025,000	3,609,460
Salado TX Independent School District	5.00	2-15-2049	1,605,000	1,971,759
San Antonio TX Independent School District	5.00	8-15-2048	13,000,000	15,253,420
Sugar Land TX Refunding Bonds	5.00	2-15-2030	1,250,000	1,559,863
Temple TX	5.00	8-1-2032	1,070,000	1,281,999
Texas Refunding Bond Series B	5.00	10-1-2036	24,500,000	29,575,665
Travis County TX	5.00	3-1-2036	12,470,000	16,255,019
Travis County TX	5.00	3-1-2039	6,250,000	8,087,688
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2033	555,000	609,451
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2034	630,000	690,297
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2034	835,000	914,918
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2035	655,000	715,601
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2035	865,000	945,030
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2036	680,000	741,023
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2036	905,000	973,753
Williamson County TX	4.00	2-15-2031	6,195,000	6,648,350
				113,270,626
Health revenue: 0.16%
Harris County TX Texas Childrens Hospital Series A	4.00	10-1-2037	3,000,000	3,613,590
Harris County TX Texas Childrens Hospital Series A	4.00	10-1-2038	2,300,000	2,762,898
New Hope ECFA Children's Health System of Texas Project Series A	4.00	8-15-2033	2,050,000	2,397,229
				8,773,717
Housing revenue: 0.13%
Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	7,000,000	7,047,740
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  49

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.57%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50%	9-1-2034	$ 3,750,000	$ 3,841,275
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	2,495,000	2,512,914
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	1,820,000	1,897,259
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	8,690,000	9,058,891
Lower Colorado TX River Authority Series A	5.00	5-15-2033	2,475,000	2,730,791
Texas PFA	4.00	2-1-2034	5,000,000	6,100,900
Texas PFA	4.00	2-1-2035	2,000,000	2,434,820
Texas PFA	4.00	2-1-2036	2,175,000	2,639,428
				31,216,278
Resource recovery revenue: 0.08%
Mission TX Economic Development Corporation Republic Services Incorporated Project	0.30	1-1-2026	1,000,000	999,990
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	0.17	4-1-2040	3,400,000	3,400,000
				4,399,990
Tax revenue: 0.78%
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2046	28,455,000	33,865,718
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2048	5,000,000	5,948,100
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2036	1,125,000	1,310,704
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2037	1,430,000	1,656,083
				42,780,605
Transportation revenue: 1.64%
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2033	3,740,000	4,095,375
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2044	3,000,000	3,777,000
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	2,450,000	3,059,658
Grand Parkway Transportation Corporation Texas CAB Series B ¤	0.00	10-1-2029	1,015,000	1,197,426
Grand Parkway Transportation Corporation Texas Series B ¤	0.00	10-1-2030	2,000,000	2,356,860
Grand Parkway Transportation Corporation Texas Series C	4.00	10-1-2045	18,085,000	21,430,906
Grand Parkway Transportation Corporation Texas Series C	4.00	10-1-2049	19,265,000	22,694,555
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	4,157,136
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,602,120
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	3,000,000	3,503,910
The accompanying notes are an integral part of these financial statements.

50  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	6.75%	6-30-2043	$ 4,000,000	$ 4,568,240
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	12,500,000	14,374,875
				89,818,061
Utilities revenue: 0.41%
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond Series 2018	2.75	2-1-2048	11,000,000	11,524,590
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2029	5,115,000	5,491,617
Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2031	5,000,000	5,351,400
				22,367,607
Water & sewer revenue: 2.69%
Austin TX Water & Wastewater Refunding Bond	5.00	11-15-2045	15,065,000	18,433,534
Dallas TX Waterworks & Sewer System Refunding Bond Series A	5.00	10-1-2030	3,810,000	4,566,552
Tarrant TX Regional Water District	5.00	9-1-2034	3,500,000	4,042,675
Tarrant TX Regional Water District	5.00	3-1-2049	15,000,000	17,263,650
Texas Series A	4.00	10-15-2036	5,000,000	6,010,500
Texas Series B	5.00	4-15-2049	42,000,000	53,702,880
Texas Water Development Board	4.00	8-1-2038	2,500,000	3,130,050
Texas Water Development Board Series A	4.00	10-15-2037	11,650,000	13,971,962
Texas Water Implementation Fund Series A	4.00	10-15-2036	1,015,000	1,256,093
Texas Water Implementation Fund Series A	4.00	10-15-2037	4,000,000	4,939,440
Texas Water Implementation Fund Series A	4.00	10-15-2038	6,500,000	8,016,775
Texas Water Implementation Fund Series A	4.00	10-15-2044	9,905,000	12,033,089
				147,367,200
				547,662,931
Utah: 1.03%
Airport revenue: 0.40%
Salt Lake City UT Series A	5.00	7-1-2036	2,500,000	3,057,325
Salt Lake City UT Series A	5.00	7-1-2043	1,500,000	1,841,610
Salt Lake City UT Series A	5.00	7-1-2043	2,500,000	3,010,950
Salt Lake City UT Series A	5.00	7-1-2048	3,000,000	3,656,340
Salt Lake City UT Series A	5.00	7-1-2048	5,500,000	6,575,910
Salt Lake City UT Series A	5.25	7-1-2048	3,000,000	3,650,040
				21,792,175
Education revenue: 0.04%
University of Utah (Citibank NA LIQ)144Aø	0.13	8-1-2021	2,000,000	2,000,000
Health revenue: 0.59%
Utah County UT Hospital Revenue Bond IHC Health Services Incorporated Series 2012	5.00	5-15-2043	32,000,000	32,561,280
				56,353,455
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  51

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virginia: 0.35%
GO revenue: 0.12%
Norfolk VA Series C	4.00%	9-1-2032	$ 5,810,000	$ 6,841,972
Health revenue: 0.06%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living Prooject	5.00	9-1-2040	3,290,000	3,312,339
Tax revenue: 0.02%
Marquis VA CDA CAB Series 2015 144A¤	0.00	9-1-2045	397,000	202,470
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,824,000	93,717
Marquis VA CDA Series B	5.63	9-1-2041	1,310,000	668,087
				964,274
Transportation revenue: 0.15%
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	4,000,000	4,149,760
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	4,000,000	4,153,800
				8,303,560
				19,422,145
Washington: 3.49%
Airport revenue: 0.36%
Port of Seattle WA Revenue AMT Intermediate Lien	5.00	4-1-2044	16,000,000	19,535,680
Education revenue: 0.05%
Washington HEFA Seattle University Project	4.00	5-1-2045	1,000,000	1,128,340
Washington HEFA Seattle University Project	5.00	5-1-2030	760,000	981,137
Washington HEFA Seattle University Project	5.00	5-1-2032	335,000	428,019
Washington HEFA Seattle University Project	5.00	5-1-2033	300,000	381,120
				2,918,616
GO revenue: 1.74%
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2031	9,000,000	10,991,700
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2034	2,500,000	3,021,325
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	8,940,000	10,715,931
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	9,430,000	11,196,333
King County WA School District #210 Federal Way (AGM Insured)	4.00	12-1-2033	10,000,000	11,966,300
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2033	570,000	737,460
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2034	1,000,000	1,291,910
Seattle WA	4.00	12-1-2040	2,500,000	2,795,025
Snohomish County WA School District (AGM Insured)	5.00	12-1-2031	1,500,000	1,798,290
Washington Motor Vehicle Fuel Tax %%	5.00	6-1-2040	10,000,000	13,090,200
Washington Motor Vehicle Fuel Tax Series B	5.00	8-1-2032	8,545,000	10,263,656
Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,853,445
Washington Series 2017-A	5.00	8-1-2040	3,500,000	4,271,120
The accompanying notes are an integral part of these financial statements.

52  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Washington Series 2017-A	5.00%	8-1-2041	$ 2,500,000	$ 3,043,225
Washington Series RA	4.00	7-1-2030	7,950,000	8,366,660
				95,402,580
Health revenue: 0.21%
Spokane WA Housing Finance Commission Riverview Retirement Community Project	5.00	1-1-2023	495,000	509,528
Washington HCFR Providence Health & Services Series 2012A	5.00	10-1-2042	2,160,000	2,279,729
Washington Health Care Facilities Authority Commonspirit Health Series A-2	5.00	8-1-2038	3,000,000	3,774,450
Washington Health Care Facilities Authority Seattle Cancer Care Alliance	4.00	9-1-2045	3,000,000	3,477,930
Washington Health Care Facilities Authority Seattle Cancer Care Alliance	5.00	9-1-2040	1,000,000	1,290,640
				11,332,277
Miscellaneous revenue: 0.23%
Washington Certificate of Participation	5.00	7-1-2038	1,660,000	2,158,100
Washington Certificate of Participation	5.00	7-1-2039	1,745,000	2,263,544
Washington Certificate of Participation	5.00	7-1-2040	1,480,000	1,915,490
Washington Certificate of Participation	5.00	7-1-2041	1,555,000	2,006,510
Washington Certificate of Participation Series A	5.00	7-1-2038	3,265,000	4,046,151
				12,389,795
Tax revenue: 0.48%
Central Puget Sound WA Regional Transportation Authority Series S1	5.00	11-1-2035	9,485,000	11,403,152
Washington Motor Vehicle Fuel Tax Series B	5.00	6-1-2036	5,000,000	6,732,400
Washington Series B	5.00	8-1-2037	6,400,000	7,849,088
				25,984,640
Utilities revenue: 0.16%
Energy Northwest Washington Electric Revenue Refunding Bonds Columbia Generating Station	5.00	7-1-2034	2,500,000	3,396,150
Energy Northwest Washington Electric Revenue Refunding Bonds Columbia Generating Station	5.00	7-1-2035	4,120,000	5,582,394
				8,978,544
Water & sewer revenue: 0.26%
King County WA	5.00	7-1-2042	4,660,000	5,759,434
King County WA	5.00	7-1-2047	7,510,000	8,700,936
				14,460,370
				191,002,502
West Virginia: 0.12%
GO revenue: 0.06%
Ohio County WV Board of Education	3.00	6-1-2026	2,680,000	3,034,671
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  53

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.06%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.75%	6-1-2043	$ 675,000	$ 719,928
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A	5.50	6-1-2037	2,500,000	2,660,975
				3,380,903
				6,415,574
Wisconsin: 3.06%
Education revenue: 0.37%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.00	8-1-2033	2,120,000	2,326,827
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	4,650,000	5,085,891
Wisconsin PFA Carolina International School Series A 144A	6.00	8-1-2023	240,000	256,661
Wisconsin PFA Carolina International School Series A 144A	6.75	8-1-2033	2,430,000	2,701,115
Wisconsin PFA Carolina International School Series A 144A	7.00	8-1-2043	1,575,000	1,743,824
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	940,000	1,043,419
Wisconsin PFA Charter School Revenue American Preparatory Academy 144A	5.00	7-15-2039	1,375,000	1,491,916
Wisconsin PFA Wisland Revenue Northwest Nazarene University	4.25	10-1-2049	5,410,000	5,409,189
				20,058,842
GO revenue: 0.17%
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2027	3,385,000	3,953,443
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2028	1,380,000	1,604,140
Verona WI Area School District Building & Improvement Bonds	5.00	4-1-2026	3,310,000	4,093,543
				9,651,126
Health revenue: 0.96%
Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ)144Aø	0.15	6-1-2045	5,320,000	5,320,000
Wisconsin HEFA Ascension Senior Credit Group Series A	4.50	11-15-2039	4,580,000	5,341,104
Wisconsin HEFA Ascension Senior Credit Group Series A	5.00	11-15-2035	12,000,000	14,558,520
Wisconsin PFA Series A	4.00	10-1-2049	24,500,000	27,354,495
				52,574,119
Housing revenue: 0.65%
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2023	350,000	375,221
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2024	800,000	879,912
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2025	920,000	1,035,727
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2026	1,360,000	1,635,033
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2027	1,675,000	2,060,049
The accompanying notes are an integral part of these financial statements.

54  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00%	7-1-2028	$ 2,025,000	$ 2,531,655
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2029	2,190,000	2,720,111
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2030	2,300,000	2,834,543
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2031	1,415,000	1,731,267
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2048	16,775,000	19,638,996
				35,442,514
Miscellaneous revenue: 0.07%
Wisconsin Series A	5.00	6-1-2033	3,420,000	4,088,542
Resource recovery revenue: 0.18%
Wisconsin PFA Series A-2	0.30	10-1-2025	10,000,000	10,000,100
Tax revenue: 0.66%
Mount Pleasant WI Series A	5.00	4-1-2043	20,205,000	24,566,047
Mount Pleasant WI Series A	5.00	4-1-2048	650,000	783,582
Mount Pleasant WI Series A	5.00	4-1-2048	7,205,000	8,631,878
Wisconsin Center District CAB Series C (AGM Insured)¤	0.00	12-15-2037	1,600,000	1,018,960
Wisconsin Center District CAB Series C (AGM Insured)¤	0.00	12-15-2038	1,600,000	976,880
				35,977,347
				167,792,590
Wyoming: 0.04%
Education revenue: 0.03%
Wyoming CDA	6.50	7-1-2043	1,600,000	1,617,632
Health revenue: 0.01%
West Park Hospital District Wyoming Series B	6.50	6-1-2027	500,000	510,480
				2,128,112
Total Municipal obligations (Cost $5,001,927,191)				5,401,832,859

		Yield	Shares
Short-term investments: 0.57%
Investment companies: 0.57%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01%	30,965,253	30,974,543
Total Short-term investments (Cost $30,974,503)				30,974,543
Total investments in securities (Cost $5,049,901,694)	99.52%			5,449,807,402
Other assets and liabilities, net	0.48			26,441,727
Total net assets	100.00%			$ 5,476,249,129

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  55

Portfolio of investments—December 31, 2020 (unaudited)
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
♣	On the last interest date, partial interest was paid.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$33,857,829	$596,661,125	$(599,540,269)	$(3,652)	$(490)	$30,974,543	0.57%	30,965,253	$3,793
The accompanying notes are an integral part of these financial statements.

56  |  Wells Fargo Municipal Bond Fund

Statement of assets and liabilities—December 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $5,018,927,191)	$ 5,418,832,859
Investments in affiliated securites, at value (cost $30,974,503)	30,974,543
Cash	1,280,135
Receivable for interest	53,557,699
Receivable for Fund shares sold	10,119,770
Receivable for investments sold	1,320,000
Prepaid expenses and other assets	403,127
Total assets	5,516,488,133
Liabilities
Payable for when-issued transactions	24,978,832
Payable for Fund shares redeemed	7,378,713
Dividends payable	2,806,404
Payable for investments purchased	2,576,305
Management fee payable	1,616,563
Administration fees payable	506,988
Distribution fee payable	39,727
Trustees’ fees and expenses payable	2,015
Accrued expenses and other liabilities	333,457
Total liabilities	40,239,004
Total net assets	$5,476,249,129
Net assets consist of
Paid-in capital	$ 5,121,623,460
Total distributable earnings	354,625,669
Total net assets	$5,476,249,129
Computation of net asset value and offering price per share
Net assets – Class A	$ 1,154,059,934
Shares outstanding – Class A1	106,920,342
Net asset value per share – Class A	$10.79
Maximum offering price per share – Class A2	$11.30
Net assets – Class C	$ 56,664,541
Shares outstanding – Class C1	5,251,383
Net asset value per share – Class C	$10.79
Net assets – Class R6	$ 330,658,537
Shares outstanding – Class R6[1]	30,632,306
Net asset value per share – Class R6	$10.79
Net assets – Administrator Class	$ 962,621,220
Shares outstanding – Administrator Class[1]	89,157,387
Net asset value per share – Administrator Class	$10.80
Net assets – Institutional Class	$ 2,972,244,897
Shares outstanding – Institutional Class[1]	275,386,929
Net asset value per share – Institutional Class	$10.79
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  57

Statement of operations—six months ended December 31, 2020 (unaudited)

Investment income
Interest	$ 84,582,909
Income from affiliated securities	3,793
Total investment income	84,586,702
Expenses
Management fee	9,650,585
Administration fees
Class A	937,454
Class C	56,209
Class R6	46,139
Administrator Class	507,149
Institutional Class	1,230,312
Shareholder servicing fees
Class A	1,459,667
Class C	87,717
Administrator Class	1,267,872
Distribution fee
Class C	263,151
Custody and accounting fees	111,134
Professional fees	42,930
Registration fees	95,112
Shareholder report expenses	78,619
Trustees’ fees and expenses	9,874
Other fees and expenses	58,859
Total expenses	15,902,783
Less: Fee waivers and/or expense reimbursements
Fund-level	(332,783)
Class A	(60,950)
Class C	(2,600)
Administrator Class	(269,233)
Net expenses	15,237,217
Net investment income	69,349,485
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	9,156,585
Affiliated securities	(3,652)
Net realized gains on investments	9,152,933
Net change in unrealized gains (losses) on
Unaffiliated securities	113,625,070
Affiliated securities	(490)
Net change in unrealized gains (losses) on investments	113,624,580
Net realized and unrealized gains (losses) on investments	122,777,513
Net increase in net assets resulting from operations	$192,126,998
The accompanying notes are an integral part of these financial statements.

58  |  Wells Fargo Municipal Bond Fund

Statement of changes in net assets

	Six months ended December 31, 2020 (unaudited)		Year ended June 30, 2020
Operations
Net investment income		$ 69,349,485		$ 138,686,196
Net realized gains (losses) on investments		9,152,933		(48,154,542)
Net change in unrealized gains (losses) on investments		113,624,580		47,392,912
Net increase in net assets resulting from operations		192,126,998		137,924,566
Distributions to shareholders from
Net investment income and net realized gains
Class A		(13,125,584)		(29,825,578)
Class C		(519,831)		(1,560,718)
Class R6		(4,002,591)		(4,491,029)
Administrator Class		(12,081,276)		(24,748,374)
Institutional Class		(39,182,522)		(84,244,945)
Total distributions to shareholders		(68,911,804)		(144,870,644)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,382,577	57,510,929	9,167,275	97,235,133
Class C	184,459	1,967,367	766,819	8,149,104
Class R6	6,513,115	69,571,226	30,650,559	319,865,253
Administrator Class	12,805,796	136,713,777	45,240,283	475,573,522
Institutional Class	32,321,759	345,347,074	97,270,327	1,027,760,067
		611,110,373		1,928,583,079
Reinvestment of distributions
Class A	1,078,170	11,521,119	2,496,084	26,471,883
Class C	45,185	482,431	129,353	1,371,694
Class R6	2,046	21,855	2,722	28,842
Administrator Class	1,104,794	11,809,634	2,305,325	24,441,713
Institutional Class	3,105,331	33,182,938	6,798,581	72,103,950
		57,017,977		124,418,082
Payment for shares redeemed
Class A	(7,458,724)	(79,637,835)	(18,119,157)	(190,725,711)
Class C	(2,548,583)	(27,144,304)	(2,656,976)	(28,073,292)
Class R6	(2,051,509)	(21,894,337)	(11,370,139)	(117,923,335)
Administrator Class	(21,162,080)	(225,559,770)	(29,998,773)	(314,967,801)
Institutional Class	(44,948,434)	(480,261,521)	(90,500,756)	(947,650,502)
		(834,497,767)		(1,599,340,641)
Net increase (decrease) in net assets resulting from capital share transactions		(166,369,417)		453,660,520
Total increase (decrease) in net assets		(43,154,223)		446,714,442
Net assets
Beginning of period		5,519,403,352		5,072,688,910
End of period		$5,476,249,129		$ 5,519,403,352
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  59

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.55	$10.55	$10.21	$10.25	$10.70	$10.25
Net investment income	0.12	0.25	0.30 [1]	0.32	0.33	0.31
Net realized and unrealized gains (losses) on investments	0.24	0.01	0.34	(0.02)	(0.38)	0.50
Total from investment operations	0.36	0.26	0.64	0.30	(0.05)	0.81
Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.30)	(0.32)	(0.33)	(0.31)
Net realized gains	0.00	(0.01)	0.00	(0.02)	(0.07)	(0.05)
Total distributions to shareholders	(0.12)	(0.26)	(0.30)	(0.34)	(0.40)	(0.36)
Net asset value, end of period	$10.79	$10.55	$10.55	$10.21	$10.25	$10.70
Total return[2]	3.43%	2.54%	6.35%	2.97%	(0.47)%	8.04%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.77%	0.78%	0.79%	0.79%	0.79%
Net expenses	0.75%	0.74%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.26%	2.40%	2.89%	3.10%	3.13%	2.99%
Supplemental data
Portfolio turnover rate	9%	24%	20%	19%	24%	16%
Net assets, end of period (000s omitted)	$1,154,060	$1,138,934	$1,206,717	$1,179,800	$1,244,267	$1,529,884

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

60  |  Wells Fargo Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.55	$10.55	$10.21	$10.24	$10.69	$10.25
Net investment income	0.08	0.17	0.22	0.24	0.25	0.23
Net realized and unrealized gains (losses) on investments	0.24	0.01	0.34	(0.01)	(0.38)	0.49
Total from investment operations	0.32	0.18	0.56	0.23	(0.13)	0.72
Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.22)	(0.24)	(0.25)	(0.23)
Net realized gains	0.00	(0.01)	0.00	(0.02)	(0.07)	(0.05)
Total distributions to shareholders	(0.08)	(0.18)	(0.22)	(0.26)	(0.32)	(0.28)
Net asset value, end of period	$10.79	$10.55	$10.55	$10.21	$10.24	$10.69
Total return[1]	3.04%	1.77%	5.56%	2.30%	(1.21)%	7.14%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.51%	1.53%	1.54%	1.54%	1.54%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	1.50%	1.64%	2.15%	2.35%	2.38%	2.24%
Supplemental data
Portfolio turnover rate	9%	24%	20%	19%	24%	16%
Net assets, end of period (000s omitted)	$56,665	$79,863	$98,411	$132,529	$148,944	$186,036

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  61

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2020 (unaudited)	2020	2019 [1]
Net asset value, beginning of period	$10.55	$10.55	$10.21
Net investment income	0.14	0.29	0.30
Net realized and unrealized gains (losses) on investments	0.24	0.01	0.34
Total from investment operations	0.38	0.30	0.64
Distributions to shareholders from
Net investment income	(0.14)	(0.29)	(0.30)
Net realized gains	0.00	(0.01)	0.00
Total distributions to shareholders	(0.14)	(0.30)	(0.30)
Net asset value, end of period	$10.79	$10.55	$10.55
Total return[2]	3.62%	2.90%	6.43%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.39%	0.40%
Net expenses	0.39%	0.39%	0.40%
Net investment income	2.62%	2.76%	3.16%
Supplemental data
Portfolio turnover rate	9%	24%	20%
Net assets, end of period (000s omitted)	$330,659	$276,204	$72,655

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

62  |  Wells Fargo Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.56	$10.55	$10.21	$10.25	$10.70	$10.26
Net investment income	0.13	0.27	0.31 [1]	0.33 [1]	0.34	0.33
Net realized and unrealized gains (losses) on investments	0.24	0.02	0.34	(0.02)	(0.38)	0.49
Total from investment operations	0.37	0.29	0.65	0.31	(0.04)	0.82
Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.31)	(0.33)	(0.34)	(0.33)
Net realized gains	0.00	(0.01)	0.00	(0.02)	(0.07)	(0.05)
Total distributions to shareholders	(0.13)	(0.28)	(0.31)	(0.35)	(0.41)	(0.38)
Net asset value, end of period	$10.80	$10.56	$10.55	$10.21	$10.25	$10.70
Total return[2]	3.51%	2.78%	6.51%	3.13%	(0.32)%	8.10%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.71%	0.72%	0.73%	0.73%	0.73%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.40%	2.54%	3.02%	3.27%	3.18%	3.15%
Supplemental data
Portfolio turnover rate	9%	24%	20%	19%	24%	16%
Net assets, end of period (000s omitted)	$962,621	$1,017,781	$832,318	$227,116	$108,715	$270,304

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Bond Fund  |  63

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.55	$10.55	$10.21	$10.24	$10.70	$10.25
Net investment income	0.14	0.29	0.33	0.35	0.36	0.34
Net realized and unrealized gains (losses) on investments	0.24	0.01	0.34	(0.01)	(0.39)	0.50
Total from investment operations	0.38	0.30	0.67	0.34	(0.03)	0.84
Distributions to shareholders from
Net investment income	(0.14)	(0.29)	(0.33)	(0.35)	(0.36)	(0.34)
Net realized gains	0.00	(0.01)	0.00	(0.02)	(0.07)	(0.05)
Total distributions to shareholders	(0.14)	(0.30)	(0.33)	(0.37)	(0.43)	(0.39)
Net asset value, end of period	$10.79	$10.55	$10.55	$10.21	$10.24	$10.70
Total return[1]	3.59%	2.85%	6.67%	3.37%	(0.28)%	8.35%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.44%	0.45%	0.46%	0.46%	0.46%
Net expenses	0.44%	0.44%	0.45%	0.46%	0.46%	0.46%
Net investment income	2.57%	2.71%	3.15%	3.40%	3.44%	3.27%
Supplemental data
Portfolio turnover rate	9%	24%	20%	19%	24%	16%
Net assets, end of period (000s omitted)	$2,972,245	$3,006,622	$2,862,588	$1,425,703	$1,149,911	$961,289

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

64  |  Wells Fargo Municipal Bond Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Wells Fargo Municipal Bond Fund  |  65

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2020, the aggregate cost of all investments for federal income tax purposes was $5,051,042,648 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$406,305,790
Gross unrealized losses	(7,541,036)
Net unrealized gains	$398,764,754
As of June 30, 2020, the Fund had current year net deferred post-October capital losses consisting of $46,493,296 in short-term losses and $5,605,214 in long-term capital losses which were recognized in the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$ 0	$ 17,000,000	$0	$ 17,000,000
Municipal obligations	0	5,401,832,859	0	5,401,832,859
Short-term investments
Investment companies	30,974,543	0	0	30,974,543
Total assets	$30,974,543	$5,418,832,859	$0	$5,449,807,402

66  |  Wells Fargo Municipal Bond Fund

Notes to financial statements (unaudited)
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the six months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2020, the management fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A shares, 1.50% for Class C shares, 0.40% for Class R6 shares, 0.60% for Administrator Class shares, and 0.45% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be

Wells Fargo Municipal Bond Fund  |  67

Notes to financial statements (unaudited)
terminated only with the approval of the Board of Trustees. Prior to November 1, 2020, the Fund's expenses were capped at 0.43% for Class R6 shares and 0.48% for Institutional Class shares.
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2020, Funds Distributor received $8,233 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2020.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $283,995,000, $286,440,060 and $(2,940) in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2020.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2020 were $340,249,819 and $926,879,635, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2020, there were no borrowings by the Fund under the agreement.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

68  |  Wells Fargo Municipal Bond Fund

Notes to financial statements (unaudited)
9. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement(s). The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Municipal Bond Fund  |  69

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

70  |  Wells Fargo Municipal Bond Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Municipal Bond Fund  |  71

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

72  |  Wells Fargo Municipal Bond Fund

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
1  Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.
2  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Municipal Bond Fund  |  73

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0121-00279 02-21
SA253/SAR253 12-20

Semi-Annual Report
December 31, 2020
Wells Fargo
Municipal Sustainability Fund

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The views expressed and any forward-looking statements are as of December 31, 2020, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Municipal Sustainability Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Municipal Sustainability Fund for the six-month period that ended December 31, 2020. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 22.16%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 24.33%, while the MSCI EM Index (Net),3 had even stronger performance, with a 31.14% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned 1.29%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 9.44%, and the Bloomberg Barclays Municipal Bond Index,6 returned 3.07% while the ICE BofA U.S. High Yield Index,7 gained a hefty 11.49%.
The stock market rally continued in July.
After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income. However, economic data and a resurgence of COVID-19 cases underscored the urgent need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China’s second-quarter GDP grew 3.2% year over year. The U.S. economy added 1.8 million jobs in July, but a double-digit jobless rate persisted.
The stock market continued to rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases as well as the expiration of the $600 weekly bonus unemployment benefit in July. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Andrew Owen
President
Wells Fargo Funds
“After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Municipal Sustainability Fund

Letter to shareholders (unaudited)
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Municipal Sustainability Fund  |  3

Performance highlights (unaudited)
Investment objective
The Fund seeks current income exempt from federal income tax.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Terry J. Goode
Robert J. Miller
Brandon Pae*
Nicholos Venditti*
Average annual total returns (%) as of December 31, 2020
		Including sales charge	Excluding sales charge	Expense ratios[1] (%)
	Inception date	Since Inception	Since Inception	Gross	Net [2]
Class A (WMSAX)	2-28-2020	0.68	5.41	2.26	0.75
Class C (WMSCX)	2-28-2020	3.77	4.77	3.01	1.50
Class R6 (WMSRX)	2-28-2020	-	5.72	1.88	0.40
Administrator Class (WMSDX)	2-28-2020	-	5.55	2.20	0.60
Institutional Class (WMSIX)	2-28-2020	-	5.68	1.93	0.45
Bloomberg Barclays Municipal Bond Index[3]	–	-	2.04*	-	-
* Based on inception date of the oldest Fund class.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Investing in environmental, social, and governance (ESG) carries the risk that, under certain market conditions, the investments may underperform products that invest in a broader array of investments. In addition, some ESG investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies. The ESG sector also may have challenges such as a limited number of issuers and liquidity in the market, including a robust secondary market. Investing primarily in responsible investments carries the risk that, under certain market conditions, an investment may underperform funds that do not use a responsible investment strategy. The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
Please see footnotes on page 5.

4  |  Wells Fargo Municipal Sustainability Fund

Performance highlights (unaudited)
Effective maturity distribution as of December 31, 2020[4]
Credit quality as of December 31, 2020[5]

*	Mr. Pae and Mr. Venditti became portfolio managers of the Fund on September 1, 2020.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, 0.40% for Class R6, 0.60% for Administrator Class, and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[4]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.
[5]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Municipal Sustainability Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2020 to December 31, 2020.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2020	Ending account value 12-31-2020	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,030.73	$3.84	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class C
Actual	$1,000.00	$1,026.85	$7.66	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Class R6
Actual	$1,000.00	$1,032.54	$2.05	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
Administrator Class
Actual	$1,000.00	$1,031.51	$3.07	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,032.29	$2.31	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Municipal Sustainability Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.77%
Alabama: 1.08%
Education revenue: 1.08%
University of North Alabama Revenue General Fee Series A	5.00	11-1-2022	$ 265,000	280,585
Arizona: 6.33%
GO revenue: 1.28%
Maricopa County AZ Elementary School District #25 Liberty School Improvement Project 2019 Series A (AGM Insured)	5.00	7-1-2023	300,000	334,389
Miscellaneous revenue: 5.05%
Phoenix AZ Civic Improvement Corporation Water System Sustainability Bonds Series B	5.00	7-1-2044	1,000,000	1,315,825
				1,650,214
California: 11.33%
Education revenue: 0.51%
California Municipal Finance Authority Education Revenue Stream Charter School Project 144A	5.00	6-15-2051	125,000	131,929
Health revenue: 1.00%
San Buenaventura CA Community Mental Health System	6.50	12-1-2021	250,000	260,548
Housing revenue: 5.65%
California HFA MFHR	1.45	4-1-2024	1,000,000	1,008,890
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00	5-15-2029	375,000	464,145
				1,473,035
Miscellaneous revenue: 3.63%
California Infrastructure & Economic Development Bank Lease Revenue Teachers Retirement	5.00	8-1-2030	310,000	410,759
San Francisco City & County CA 49 South Van Ness Project Green Bond Series A	4.00	4-1-2034	370,000	433,285
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Revenue (AGM Insured)	4.00	10-1-2021	100,000	102,277
				946,321
Water & sewer revenue: 0.54%
Santa Paula CA Utility Authority Series A	4.00	2-1-2021	140,000	140,382
				2,952,215
Colorado: 6.63%
Education revenue: 2.54%
Colorado ECFA Revenue Improvement & Refunding Bonds Charter School	5.00	3-15-2027	535,000	663,133
Health revenue: 2.25%
Colorado Health Facilities Authority Revenue Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	500,000	585,955
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Sustainability Fund  |  7

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 1.84%
Regional Colorado Transportation District Private Activity Denver Transit Partners Eagle P3 Project Series A	4.00%	7-15-2040	$ 375,000	$ 478,560
				1,727,648
District of Columbia: 1.27%
Water & sewer revenue: 1.27%
District of Columbia Water & Sewer Authority Public Utility Green Bond Series A	5.00	10-1-2038	250,000	330,520
Florida: 0.50%
Education revenue: 0.50%
Florida Development Finance Corporation Educational Facilities United Cerebral Palsy Charter Schools Projects Social Bonds Series A	5.00	6-1-2050	125,000	130,898
Guam: 1.19%
Water & sewer revenue: 1.19%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	250,000	310,008
Idaho: 1.81%
Health revenue: 1.81%
Idaho Health Facilities Authority Hospital Trinity Health Credit Group Series A	5.00	12-1-2047	385,000	470,628
Illinois: 17.81%
GO revenue: 6.85%
Chicago IL Series A	5.50	1-1-2039	360,000	394,225
Chicago IL Series A	6.00	1-1-2038	375,000	438,713
Decatur IL (BAM Insured)	5.00	3-1-2024	375,000	423,326
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured)¤	0.00	2-1-2027	155,000	145,463
Will County IL Lincoln-Way Community High School District #210 Refunded Bond (AGM Insured)	4.00	1-1-2022	375,000	383,794
				1,785,521
Miscellaneous revenue: 2.61%
Illinois Finance Authority Clean Water Initiative Revolving Fund	5.00	7-1-2024	585,000	681,578
Tax revenue: 2.28%
Chicago IL Transit Authority Sales Tax Receipts (AGM Insured)	5.00	12-1-2046	500,000	593,255
Transportation revenue: 3.05%
Chicago IL Public Building Commission Chicago Transit Authority (Ambac Insured)	5.25	3-1-2031	600,000	794,268
Water & sewer revenue: 3.02%
Chicago IL Wastewater Transmission Series C	5.00	1-1-2024	700,000	786,212
				4,640,834
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Municipal Sustainability Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 4.80%
Miscellaneous revenue: 2.44%
Indiana Finance Authority State Revolving Fund Program Green Bond Series E	5.00%	2-1-2047	$ 500,000	$ 635,095
Water & sewer revenue: 2.36%
Indiana Finance Authority Green Bond Series B	5.00	2-1-2028	500,000	614,555
				1,249,650
Louisiana: 0.66%
Water & sewer revenue: 0.66%
New Orleans LA Water (BAM Insured)	5.00	12-1-2034	150,000	172,649
Massachusetts: 2.87%
Education revenue: 2.32%
Massachusetts Development Finance Agency Boston College Issue Series U	5.00	7-1-2025	500,000	604,480
Health revenue: 0.55%
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2025	125,000	143,906
				748,386
Michigan: 4.65%
Miscellaneous revenue: 2.37%
Michigan Building Authority Series I	5.00	10-15-2031	500,000	617,505
Tax revenue: 0.41%
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	100,000	107,681
Water & sewer revenue: 1.87%
Great Lakes MI Water Authority Water Supply System Series D	5.00	7-1-2031	400,000	487,548
				1,212,734
Minnesota: 0.45%
Education revenue: 0.45%
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2020	5.00	9-1-2055	100,000	115,927
Nevada: 5.34%
GO revenue: 5.34%
Clark County NV Flood Control District	5.00	11-1-2029	500,000	663,235
Clark County NV School District Building Series A	4.00	6-15-2035	625,000	728,131
				1,391,366
New Jersey: 1.62%
Miscellaneous revenue: 1.14%
New Jersey EDA Series XX	4.00	6-15-2024	270,000	295,655
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Sustainability Fund  |  9

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.48%
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75%	11-1-2028	$ 100,000	$ 125,781
				421,436
New York: 6.91%
Education revenue: 1.32%
New York Dormitory Authority Non-State Supported Debt Series A	5.00	7-1-2038	270,000	343,019
GO revenue: 0.52%
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2024	125,000	135,290
Transportation revenue: 2.49%
New York Metropolitan Transportation Authority Revenue BAN Subordinated Series B-1	5.00	5-15-2022	625,000	649,713
Water & sewer revenue: 2.58%
New York Environmental Facilities Corporation Clean Water & Drinking Water New York City Municipal Water Finance Authority Project Series A	5.00	6-15-2032	500,000	671,235
				1,799,257
North Carolina: 0.78%
Housing revenue: 0.78%
North Carolina Capital Facilities Finance Refunding Bonds Arc North Carolina Projects (Department of Housing and Urban Development Insured)	5.00	10-1-2024	180,000	202,268
Oregon: 2.47%
GO revenue: 2.47%
Bend OR	5.00	6-1-2050	500,000	644,725
Pennsylvania: 7.42%
Education revenue: 3.28%
Allegheny County PA Higher Education Robert Morris University	5.00	10-15-2037	250,000	276,250
Philadelphia PA IDA Saint Joseph's University Series C	4.00	11-1-2037	500,000	578,420
				854,670
Health revenue: 1.67%
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	375,000	435,769
Transportation revenue: 2.47%
Pennsylvania Turnpike Commisson Turnpike Series B-1	5.25	6-1-2047	535,000	642,321
				1,932,760
South Carolina: 1.29%
Education revenue: 1.29%
South Carolina Jobs EDA Revenue Wofford College Project	5.00	4-1-2033	270,000	334,781
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Municipal Sustainability Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas: 4.11%
Airport revenue: 1.44%
Galveston TX Wharves & Terminal Refunding Bonds	4.63%	2-1-2024	$ 375,000	$ 375,345
GO revenue: 2.67%
Dallas County TX Hospital District Limited Tax	5.00	8-15-2030	625,000	696,281
				1,071,626
Virginia: 1.49%
Transportation revenue: 1.49%
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	375,000	389,040
Washington: 5.96%
Education revenue: 0.68%
Washington HEFAR Seattle University Project	5.00	5-1-2027	145,000	177,495
GO revenue: 2.90%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bonds	5.00	12-1-2026	625,000	755,638
Utilities revenue: 2.38%
Chelan County WA Public Utility District #001 Consolidated Revenue Refunding Bonds Governmental Series A	4.00	7-1-2036	500,000	620,950
				1,554,083
Total Municipal obligations (Cost $24,349,651)				25,734,238

		Yield	Shares
Short-term investments: 0.51%
Investment companies: 0.51%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞		0.01%	132,683	132,723
Total Short-term investments (Cost $132,708)				132,723
Total investments in securities (Cost $24,482,359)	99.28%			25,866,961
Other assets and liabilities, net	0.72			186,973
Total net assets	100.00%			$ 26,053,934

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Sustainability Fund  |  11

Portfolio of investments—December 31, 2020 (unaudited)
Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MFHR	Multifamily housing revenue
RDA	Redevelopment Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$315,780	$1,529,963	$(1,713,025)	$(5)	$10	$132,723	0.51%	132,683	$46
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Municipal Sustainability Fund

Statement of assets and liabilities—December 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $24,349,651)	$ 25,734,238
Investments in affiliated securites, at value (cost $132,708)	132,723
Receivable for interest	311,147
Receivable from manager	24,755
Prepaid expenses and other assets	44,627
Total assets	26,247,490
Liabilities
Professional fees payable	83,806
Dividends payable	45,101
Shareholder report expenses payable	44,733
Administration fees payable	1,095
Distribution fee payable	725
Trustees’ fees and expenses payable	65
Payable for Fund shares redeemed	6
Accrued expenses and other liabilities	18,025
Total liabilities	193,556
Total net assets	$26,053,934
Net assets consist of
Paid-in capital	$ 25,036,943
Total distributable earnings	1,016,991
Total net assets	$26,053,934
Computation of net asset value and offering price per share
Net assets – Class A	$ 1,071,191
Shares outstanding – Class A1	51,466
Net asset value per share – Class A	$20.81
Maximum offering price per share – Class A2	$21.79
Net assets – Class C	$ 1,040,549
Shares outstanding – Class C1	50,000
Net asset value per share – Class C	$20.81
Net assets – Class R6	$ 21,854,233
Shares outstanding – Class R6[1]	1,050,000
Net asset value per share – Class R6	$20.81
Net assets – Administrator Class	$ 1,040,674
Shares outstanding – Administrator Class[1]	50,000
Net asset value per share – Administrator Class	$20.81
Net assets – Institutional Class	$ 1,047,287
Shares outstanding – Institutional Class[1]	50,318
Net asset value per share – Institutional Class	$20.81
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Sustainability Fund  |  13

Statement of operations—six months ended December 31, 2020 (unaudited)

Investment income
Interest	$ 307,741
Income from affiliated securities	46
Total investment income	307,787
Expenses
Management fee	52,704
Administration fees
Class A	852
Class C	843
Class R6	3,318
Administrator Class	527
Institutional Class	423
Shareholder servicing fees
Class A	1,330
Class C	1,317
Administrator Class	1,317
Distribution fee
Class C	3,950
Custody and accounting fees	6,661
Professional fees	70,018
Registration fees	41,499
Shareholder report expenses	46,750
Trustees’ fees and expenses	9,990
Other fees and expenses	9,478
Total expenses	250,977
Less: Fee waivers and/or expense reimbursements
Fund-level	(188,350)
Class A	(162)
Class C	(157)
Administrator Class	(631)
Net expenses	61,677
Net investment income	246,110
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	12,287
Affiliated securities	(5)
Net realized gains on investments	12,282
Net change in unrealized gains (losses) on
Unaffiliated securities	566,422
Affiliated securities	10
Net change in unrealized gains (losses) on investments	566,432
Net realized and unrealized gains (losses) on investments	578,714
Net increase in net assets resulting from operations	$ 824,824
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Municipal Sustainability Fund

Statement of changes in net assets

	Six months ended December 31, 2020 (unaudited)		Year ended June 30, 2020[1]
Operations
Net investment income		$ 246,110		$ 148,500
Net realized gains (losses) on investments		12,282		(378,568)
Net change in unrealized gains (losses) on investments		566,432		818,170
Net increase in net assets resulting from operations		824,824		588,102
Distributions to shareholders from
Net investment income and net realized gains
Class A		(8,382)		(5,137)
Class C		(4,339)		(2,811)
Class R6		(212,815)		(131,738)
Administrator Class		(9,080)		(5,618)
Institutional Class		(9,907)		(6,108)
Total distributions to shareholders		(244,523)		(151,412)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,619	54,206	50,101	1,002,010
Class C	0	0	50,000	1,000,000
Class R6	0	0	1,050,000	21,000,000
Administrator Class	0	0	50,000	1,000,000
Institutional Class	337	6,921	50,000	1,000,000
		61,127		25,002,010
Reinvestment of distributions
Class A	2	41	0	0
Institutional Class	2	35	0	0
		76		0
Payment for shares redeemed
Class A	(1,256)	(25,844)	0	0
Institutional Class	(21)	(426)	0	0
		(26,270)		0
Net increase in net assets resulting from capital share transactions		34,933		25,002,010
Total increase in net assets		615,234		25,438,700
Net assets
Beginning of period		25,438,700		0
End of period		$26,053,934		$25,438,700
[1]	For the period from February 28, 2020 (commencement of operations) to June 30, 2020.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Sustainability Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2020 (unaudited)	2020 [1]
Net asset value, beginning of period	$20.35	$20.00
Net investment income	0.17	0.10
Net realized and unrealized gains (losses) on investments	0.46	0.35
Total from investment operations	0.63	0.45
Distributions to shareholders from
Net investment income	(0.17)	(0.10)
Net asset value, end of period	$20.81	$20.35
Total return[2]	3.07%	2.27%
Ratios to average net assets (annualized)
Gross expenses	2.21%	2.26%
Net expenses	0.75%	0.75%
Net investment income	1.59%	1.52%
Supplemental data
Portfolio turnover rate	9%	32%
Net assets, end of period (000s omitted)	$1,071	$1,020

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Municipal Sustainability Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2020 (unaudited)	2020 [1]
Net asset value, beginning of period	$20.35	$20.00
Net investment income	0.09	0.05
Net realized and unrealized gains (losses) on investments	0.46	0.36
Total from investment operations	0.55	0.41
Distributions to shareholders from
Net investment income	(0.09)	(0.06)
Net asset value, end of period	$20.81	$20.35
Total return[2]	2.68%	2.04%
Ratios to average net assets (annualized)
Gross expenses	2.96%	3.01%
Net expenses	1.50%	1.50%
Net investment income	0.84%	0.78%
Supplemental data
Portfolio turnover rate	9%	32%
Net assets, end of period (000s omitted)	$1,041	$1,017

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Sustainability Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2020 (unaudited)	2020 [1]
Net asset value, beginning of period	$20.35	$20.00
Net investment income	0.20	0.13 [2]
Net realized and unrealized gains (losses) on investments	0.46	0.35
Total from investment operations	0.66	0.48
Distributions to shareholders from
Net investment income	(0.20)	(0.13)
Net asset value, end of period	$20.81	$20.35
Total return[3]	3.25%	2.39%
Ratios to average net assets (annualized)
Gross expenses	1.83%	1.88%
Net expenses	0.40%	0.40%
Net investment income	1.94%	1.87%
Supplemental data
Portfolio turnover rate	9%	32%
Net assets, end of period (000s omitted)	$21,854	$21,367

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Municipal Sustainability Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2020 (unaudited)	2020 [1]
Net asset value, beginning of period	$20.35	$20.00
Net investment income	0.18	0.11
Net realized and unrealized gains (losses) on investments	0.46	0.35
Total from investment operations	0.64	0.46
Distributions to shareholders from
Net investment income	(0.18)	(0.11)
Net asset value, end of period	$20.81	$20.35
Total return[2]	3.15%	2.32%
Ratios to average net assets (annualized)
Gross expenses	2.15%	2.20%
Net expenses	0.60%	0.60%
Net investment income	1.74%	1.67%
Supplemental data
Portfolio turnover rate	9%	32%
Net assets, end of period (000s omitted)	$1,041	$1,017

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Municipal Sustainability Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2020 (unaudited)	2020 [1]
Net asset value, beginning of period	$20.35	$20.00
Net investment income	0.20	0.12
Net realized and unrealized gains (losses) on investments	0.46	0.35
Total from investment operations	0.66	0.47
Distributions to shareholders from
Net investment income	(0.20)	(0.12)
Net asset value, end of period	$20.81	$20.35
Total return[2]	3.23%	2.37%
Ratios to average net assets (annualized)
Gross expenses	1.88%	1.93%
Net expenses	0.45%	0.45%
Net investment income	1.89%	1.82%
Supplemental data
Portfolio turnover rate	9%	32%
Net assets, end of period (000s omitted)	$1,047	$1,017

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Municipal Sustainability Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Municipal Sustainability Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Wells Fargo Municipal Sustainability Fund  |  21

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2020, the aggregate cost of all investments for federal income tax purposes was $24,482,359 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,384,602
Gross unrealized losses	0
Net unrealized gains	$1,384,602
As of June 30, 2020, the Fund had capital loss carryforwards which consisted of $378,568 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$ 0	$ 25,734,238	$0	$ 25,734,238
Short-term investments
Investment companies	132,723	0	0	132,723
Total assets	$132,723	$25,734,238	$0	$25,866,961
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the six months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

22  |  Wells Fargo Municipal Sustainability Fund

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2020, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A shares, 1.50% for Class C shares, 0.40% for Class R6 shares, 0.60% for Administrator Class shares, and 0.45% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Wells Fargo Municipal Sustainability Fund  |  23

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A and Class C shares for the six months ended December 31, 2020.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $0, $1,003,810 and $890 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2020.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2020 were $2,466,624 and $2,203,560, respectively.
6. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
7. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement(s). The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
8. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

24  |  Wells Fargo Municipal Sustainability Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Municipal Sustainability Fund  |  25

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

26  |  Wells Fargo Municipal Sustainability Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Municipal Sustainability Fund  |  27

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
1  Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.
2  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

28  |  Wells Fargo Municipal Sustainability Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0121-00280 02-21
SA297/SAR297 12-20

Semi-Annual Report
December 31, 2020
Wells Fargo
Pennsylvania Tax-Free Fund

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The views expressed and any forward-looking statements are as of December 31, 2020, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Pennsylvania Tax-Free Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Pennsylvania Tax-Free Fund for the six-month period that ended December 31, 2020. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 22.16%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 24.33%, while the MSCI EM Index (Net),3 had even stronger performance, with a 31.14% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned 1.29%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 9.44%, and the Bloomberg Barclays Municipal Bond Index,6 returned 3.07% while the ICE BofA U.S. High Yield Index,7 gained a hefty 11.49%.
The stock market rally continued in July.
After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income. However, economic data and a resurgence of COVID-19 cases underscored the urgent need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China’s second-quarter GDP grew 3.2% year over year. The U.S. economy added 1.8 million jobs in July, but a double-digit jobless rate persisted.
The stock market continued to rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases as well as the expiration of the $600 weekly bonus unemployment benefit in July. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Andrew Owen
President
Wells Fargo Funds
“After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Pennsylvania Tax-Free Fund

Letter to shareholders (unaudited)
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Pennsylvania Tax-Free Fund  |  3

Performance highlights (unaudited)
Investment objective
The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Bruce R. Johns
Kerry Laurin*
Robert J. Miller
Average annual total returns (%) as of December 31, 2020
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EKVAX)	12-27-1990	-1.05	2.21	4.09	3.64	3.15	4.57	0.97	0.74
Class C (EKVCX)	2-1-1993	1.77	2.37	3.78	2.77	2.37	3.78	1.72	1.49
Institutional Class (EKVYX)	11-24-1997	–	–	–	3.89	3.41	4.83	0.64	0.49
Bloomberg Barclays Municipal Bond Index[3]	–	–	–	–	5.21	3.91	4.63	–	–
Bloomberg Barclays Pennsylvania Municipal Bond Index[4]	–	–	–	–	5.43	4.24	4.88	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Pennsylvania municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.
Please see footnotes on page 5.

4  |  Wells Fargo Pennsylvania Tax-Free Fund

Performance highlights (unaudited)
Effective maturity distribution as of December 31, 2020[5]
Credit quality as of December 31, 2020[6]

*	Ms. Laurin became a portfolio manager of the Fund on September 1, 2020.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.74% for Class A, 1.49% for Class C, and 0.49% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[4]	The Bloomberg Barclays Pennsylvania Municipal Bond Index is a Pennsylvania-specific total return index. The index is composed of Pennsylvania bonds. The bonds are all investment-grade, fixed-rate, long-term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weighted and updated monthly, with a one-month lag. You cannot invest directly in an index.
[5]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.
[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Pennsylvania Tax-Free Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2020 to December 31, 2020.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2020	Ending account value 12-31-2020	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,028.17	$3.78	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77	0.74%
Class C
Actual	$1,000.00	$1,023.44	$7.60	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.69	$7.58	1.49%
Institutional Class
Actual	$1,000.00	$1,029.45	$2.51	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.83%
Florida: 0.77%
Industrial development revenue: 0.77%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (ACA Insured)	5.50	10-1-2030	$1,000,000	1,002,940
Guam: 0.52%
Airport revenue: 0.52%
Guam Port Authority AMT Series B	5.00	7-1-2032	550,000	674,014
Illinois: 0.79%
Miscellaneous revenue: 0.79%
Illinois Series D	5.00	11-1-2021	1,000,000	1,028,310
New Jersey: 0.29%
Tax revenue: 0.29%
New Jersey Statewide Covid-19 Emergency Series A	5.00	6-1-2027	300,000	375,210
Pennsylvania: 95.46%
Airport revenue: 1.33%
Philadelphia PA Airport Refunding Bond AMT Series A	5.00	6-15-2030	1,500,000	1,730,610
Education revenue: 23.16%
Allegheny County PA Higher Education Building Authority Duquesne University Series A	4.00	3-1-2040	1,500,000	1,749,585
Allegheny County PA Higher Education Robert Morris University	5.00	10-15-2037	750,000	828,750
Chester County PA IDA Avon Grove Charter School Project Refunding Bond Series A	5.00	12-15-2047	1,160,000	1,309,304
Chester County PA IDA Collegium Charter School Project Refunding Bond Series A	5.00	10-15-2022	730,000	754,915
Chester County PA IDA Collegium Charter School Project Series A	5.13	10-15-2037	1,000,000	1,100,290
Chester County PA IDA Renaissance Academy Charter School Project	3.75	10-1-2024	485,000	506,355
Delaware County PA Authority Neumann University Bond	5.00	10-1-2039	250,000	283,135
Lycoming County PA Authority Pennsylvania College of Technology	5.00	10-1-2023	325,000	356,467
Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	3,000,000	3,070,890
Montgomery County PA Higher Education & Health Authority Arcadia University Refunding Bond	5.00	4-1-2030	1,500,000	1,657,515
Northeastern Pennsylvania Hospital & Education Authority Refunding Bond Wilkes University Project Series B	5.25	3-1-2037	1,000,000	1,072,070
Pennsylvania HEFAR Temple University First Series	5.00	4-1-2032	1,000,000	1,060,010
Pennsylvania Public School Building Authority Northampton County Area Community College Project	5.50	3-1-2031	5,000,000	5,041,650
Pennsylvania Public School Building Authority Northampton County Area Community College Project Series A (BAM Insured)	5.00	6-15-2027	1,610,000	1,708,049
Pennsylvania State University Refunding Bond Series B	5.00	9-1-2034	2,175,000	2,652,304
Philadelphia PA Authority For Industrial Development Charter School Philadelphia Performing Arts 144A	5.00	6-15-2029	220,000	261,087
The accompanying notes are an integral part of these financial statements.

Wells Fargo Pennsylvania Tax-Free Fund  |  7

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Philadelphia PA Authority For Industrial Development Charter School Philadelphia Performing Arts 144A	5.00%	6-15-2030	$ 145,000	$ 171,100
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,155,850
Philadelphia PA IDA Independence Charter School Project	5.00	6-15-2039	250,000	268,160
Philadelphia PA IDA La Salle University	5.00	5-1-2036	1,355,000	1,440,284
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	1,000,000	1,108,880
Philadelphia PA IDA Temple University 1st Series 2016	5.00	4-1-2029	1,000,000	1,165,740
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	7.50	5-1-2031	1,285,000	1,306,074
				30,028,464
GO revenue: 18.94%
Allegheny County PA Series C-78	4.00	11-1-2049	1,000,000	1,198,010
Allentown PA Notes (BAM Insured)	4.00	10-1-2045	1,250,000	1,463,013
Central Dauphin PA School District	5.00	2-1-2037	2,075,000	2,422,438
Coatesville PA Area School District CAB Series C (BAM Insured)¤	0.00	10-1-2033	1,000,000	657,620
Downingtown PA Area School District Series C	5.00	8-1-2032	1,000,000	1,245,550
Erie PA City School District Limited Tax Series A (AGM Insured)	5.00	4-1-2034	515,000	655,992
North Allegheny PA School District	5.00	5-1-2030	100,000	132,956
North Allegheny PA School District	5.00	5-1-2031	290,000	383,603
Penn-Delco PA School District	4.00	6-1-2045	1,000,000	1,134,850
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,500,000	1,700,700
Philadelphia PA School District Refunding Bond Series A (AGM/FGIC Insured)	5.00	6-1-2024	1,410,000	1,604,510
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2021	1,395,000	1,435,832
Philadelphia PA School District Series B	5.00	9-1-2043	1,235,000	1,506,749
Philadelphia PA Series A	5.00	8-1-2036	1,250,000	1,525,638
Pittsburgh PA (BAM Insured)	5.00	9-1-2030	500,000	587,170
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,678,946
Reading PA School District Series A (AGM Insured)	5.00	2-1-2033	1,500,000	1,743,300
West Mifflin PA Area School District (AGM Insured)	5.00	4-1-2028	1,000,000	1,229,970
West Shore PA School District	5.00	11-15-2048	1,500,000	1,811,895
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2027	100,000	125,652
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2028	120,000	154,487
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2029	50,000	65,799
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2030	70,000	91,535
				24,556,215
Health revenue: 17.11%
Allegheny County PA Hospital Development Authority Allegheny Health Network	4.00	4-1-2044	1,810,000	2,019,363
Allegheny County PA Hospital Development Authority Health Center Series B (National Insured)	6.00	7-1-2027	1,800,000	2,404,854
Berks County PA IDA Tower Health Project	5.00	11-1-2037	1,930,000	2,108,236
Bucks County PA IDA St. Lukes University Health Network	4.00	8-15-2050	400,000	441,420
Cumberland County PA Municipal Authority	5.00	1-1-2028	265,000	313,421
Cumberland County PA Municipal Authority	5.00	1-1-2028	1,825,000	2,021,334
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Dauphin County PA General Authority Pinnacle Health System Project	5.00%	6-1-2042	$ 500,000	$ 525,855
Dauphin County PA General Authority Pinnacle Health System Project Series A	5.00	6-1-2035	1,000,000	1,180,800
Doylestown PA Hospital Authority Doylestown Hospital Series A	5.00	7-1-2049	250,000	286,503
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2028	450,000	522,990
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2029	375,000	434,633
Geisinger PA Health System Series A-1	4.00	4-1-2050	1,000,000	1,164,240
Lancaster County PA Hospital Authority Healthcare Facilities Moravian Manors Incorporated Project	2.88	12-15-2023	185,000	185,009
Lancaster County PA Hospital Authority St. Annes Retirement Community Incorporated	5.00	3-1-2045	500,000	531,615
Montgomery County PA IDA ACTS Retirement Life Communities	5.00	11-15-2045	1,000,000	1,187,180
Montgomery County PA IDA Jefferson Health System Series A	5.00	10-1-2027	1,000,000	1,060,010
Montgomery County PA IDA Waverly Heights Limited Project	5.00	12-1-2044	1,000,000	1,125,030
Northampton County PA St. Luke's Hospital of Bethlehem Series A	5.00	8-15-2033	1,435,000	1,555,554
Pennsylvania Economic Development Financing Authority Series A-1	4.00	4-15-2037	700,000	827,890
Pennsylvania Higher Educational University Pennsylvania Health System Series A	5.00	8-15-2047	1,500,000	1,824,855
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	400,000	464,820
				22,185,612
Housing revenue: 0.42%
Chester County PA IDA University Student Housing LLC Project Series A	5.00	8-1-2030	555,000	549,766
Miscellaneous revenue: 21.34%
Butler County PA General Authority Hampton Township School District Project Series 2007 (AGM Insured, PNC Bank NA SPA)ø	0.13	9-1-2027	4,000,000	4,000,000
Delaware County PA Authority Neumann University Refunding Bond	5.00	10-1-2031	1,500,000	1,633,620
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25	11-1-2033	1,000,000	1,122,240
Delaware Valley Regional Finance Authority Pennsylvania Local Government Series A (Ambac Insured)	5.50	8-1-2028	3,980,000	5,195,333
Pennsylvania Certificate of Participation Series A	5.00	7-1-2038	1,000,000	1,233,050
Pennsylvania Commonwealth Financing Authority Refunding Bond Series B	5.00	6-1-2031	250,000	340,293
Pennsylvania Commonwealth Financing Authority Series B	5.00	6-1-2026	1,000,000	1,068,070
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Bond Philadelphia Bioslides Facility	4.00	1-1-2030	400,000	470,432
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured)¤	0.00	12-1-2022	1,200,000	1,179,756
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured)¤	0.00	12-1-2023	3,790,000	3,679,787
The accompanying notes are an integral part of these financial statements.

Wells Fargo Pennsylvania Tax-Free Fund  |  9

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25%	9-15-2030	$ 540,000	$ 681,199
Pennsylvania Public School Building Authority Chester Upland School District Project Series C (AGM Insured)	5.00	9-15-2026	875,000	901,075
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2027	360,000	414,731
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2027	650,000	767,975
Pennsylvania Turnpike Commission Series A (AGM Insured)	5.25	7-15-2021	1,000,000	1,027,000
Philadelphia PA IDA City Agreement Green Bond Museum Art Energy Saving Program Series A	5.00	2-15-2038	785,000	963,823
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A	5.00	12-1-2028	2,500,000	2,991,275
				27,669,659
Tax revenue: 2.33%
Allegheny County PA Port Authority Refunding Bond	5.75	3-1-2029	3,000,000	3,026,160
Transportation revenue: 6.22%
Delaware River PA Joint Toll Bridge Commission	5.00	7-1-2042	580,000	709,543
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,212,940
Pennsylvania Turnpike Commission Series A-2	5.00	12-1-2048	2,000,000	2,450,660
Pennsylvania Turnpike Commission Subordinate Bond Series A	5.50	12-1-2042	3,000,000	3,695,820
				8,068,963
Water & sewer revenue: 4.61%
Capital Region Pennsylvania Water & Sewer System Refunding Bond	5.00	7-15-2037	1,000,000	1,221,260
Lehigh County PA General Purpose Authority CAB Allentown Project ¤	0.00	12-1-2030	2,000,000	1,671,560
Luzerne County PA IDA Refunding Bond AMT Pennsylvania American Water Company Project	2.45	12-1-2039	500,000	552,960
Philadelphia PA Water & Wastewater Refunding Bond Series A	5.00	10-1-2038	2,000,000	2,526,193
				5,971,973
				123,787,422
Total Municipal obligations (Cost $117,352,277)				126,867,896

		Yield	Shares
Short-term investments: 1.37%
Investment companies: 1.37%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞		0.01%	1,773,433	1,773,965
Total Short-term investments (Cost $1,773,965)				1,773,965
Total investments in securities (Cost $119,126,242)	99.20%			128,641,861
Other assets and liabilities, net	0.80			1,036,077
Total net assets	100.00%			$ 129,677,938

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
National	National Public Finance Guarantee Corporation
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$1,563,134	$9,563,942	$(9,352,985)	$(27)	$(99)	$1,773,965	1.37%	1,773,433	$137
The accompanying notes are an integral part of these financial statements.

Wells Fargo Pennsylvania Tax-Free Fund  |  11

Statement of assets and liabilities—December 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $117,352,277)	$ 126,867,896
Investments in affiliated securites, at value (cost $1,773,965)	1,773,965
Receivable for interest	1,390,248
Receivable for Fund shares sold	11,316
Prepaid expenses and other assets	23,332
Total assets	130,066,757
Liabilities
Payable for Fund shares redeemed	157,875
Dividends payable	138,112
Management fee payable	30,874
Administration fees payable	13,291
Distribution fee payable	4,909
Trustees’ fees and expenses payable	2,030
Accrued expenses and other liabilities	41,728
Total liabilities	388,819
Total net assets	$129,677,938
Net assets consist of
Paid-in capital	$ 120,676,354
Total distributable earnings	9,001,584
Total net assets	$129,677,938
Computation of net asset value and offering price per share
Net assets – Class A	$ 42,102,171
Shares outstanding – Class A1	3,533,508
Net asset value per share – Class A	$11.92
Maximum offering price per share – Class A2	$12.48
Net assets – Class C	$ 6,906,644
Shares outstanding – Class C1	580,692
Net asset value per share – Class C	$11.89
Net assets – Institutional Class	$ 80,669,123
Shares outstanding – Institutional Class[1]	6,770,146
Net asset value per share – Institutional Class	$11.92
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Pennsylvania Tax-Free Fund

Statement of operations—six months ended December 31, 2020 (unaudited)

Investment income
Interest	$ 2,316,440
Income from affiliated securities	137
Total investment income	2,316,577
Expenses
Management fee	264,606
Administration fees
Class A	34,149
Class C	6,384
Institutional Class	32,655
Shareholder servicing fees
Class A	53,211
Class C	9,969
Distribution fee
Class C	29,832
Custody and accounting fees	5,399
Professional fees	25,567
Registration fees	23,747
Shareholder report expenses	9,853
Trustees’ fees and expenses	9,874
Other fees and expenses	7,108
Total expenses	512,354
Less: Fee waivers and/or expense reimbursements
Fund-level	(74,228)
Class A	(17,994)
Class C	(3,170)
Net expenses	416,962
Net investment income	1,899,615
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	234,298
Affiliated securities	(27)
Net realized gains on investments	234,271
Net change in unrealized gains (losses) on
Unaffiliated securities	1,536,845
Affiliated securities	(99)
Net change in unrealized gains (losses) on investments	1,536,746
Net realized and unrealized gains (losses) on investments	1,771,017
Net increase in net assets resulting from operations	$3,670,632
The accompanying notes are an integral part of these financial statements.

Wells Fargo Pennsylvania Tax-Free Fund  |  13

Statement of changes in net assets

	Six months ended December 31, 2020 (unaudited)		Year ended June 30, 2020
Operations
Net investment income		$ 1,899,615		$ 3,986,943
Net realized gains (losses) on investments		234,271		(262,188)
Net change in unrealized gains (losses) on investments		1,536,746		(211,449)
Net increase in net assets resulting from operations		3,670,632		3,513,306
Distributions to shareholders from
Net investment income and net realized gains
Class A		(568,597)		(1,173,120)
Class C		(76,148)		(184,695)
Institutional Class		(1,187,967)		(2,565,155)
Total distributions to shareholders		(1,832,712)		(3,922,970)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	221,330	2,618,527	488,464	5,729,161
Class C	13,654	161,525	101,019	1,188,807
Institutional Class	296,341	3,508,504	1,171,692	13,830,091
		6,288,556		20,748,059
Reinvestment of distributions
Class A	44,277	524,062	92,310	1,090,759
Class C	6,025	71,170	14,791	174,514
Institutional Class	43,361	513,223	88,777	1,048,900
		1,108,455		2,314,173
Payment for shares redeemed
Class A	(269,031)	(3,177,585)	(544,701)	(6,432,927)
Class C	(154,825)	(1,828,401)	(145,323)	(1,715,156)
Institutional Class	(429,729)	(5,086,456)	(1,114,671)	(13,119,929)
		(10,092,442)		(21,268,012)
Net increase (decrease) in net assets resulting from capital share transactions		(2,695,431)		1,794,220
Total increase (decrease) in net assets		(857,511)		1,384,556
Net assets
Beginning of period		130,535,449		129,150,893
End of period		$129,677,938		$130,535,449
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Pennsylvania Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.75	$11.78	$11.48	$11.67	$12.13	$11.75
Net investment income	0.17	0.35	0.35	0.38	0.36	0.38
Net realized and unrealized gains (losses) on investments	0.16	(0.04)	0.32	(0.19)	(0.46)	0.38
Total from investment operations	0.33	0.31	0.67	0.19	(0.10)	0.76
Distributions to shareholders from
Net investment income	(0.16)	(0.34)	(0.34)	(0.38)	(0.36)	(0.38)
Net realized gains	0.00	0.00	(0.03)	0.00	0.00	0.00
Total distributions to shareholders	(0.16)	(0.34)	(0.37)	(0.38)	(0.36)	(0.38)
Net asset value, end of period	$11.92	$11.75	$11.78	$11.48	$11.67	$12.13
Total return[1]	2.82%	2.65%	6.00%	1.62%	(0.83)%	6.62%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.97%	0.96%	0.91%	0.90%	0.90%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	2.77%	2.92%	3.07%	3.25%	3.02%	3.23%
Supplemental data
Portfolio turnover rate	8%	14%	9%	10%	20%	13%
Net assets, end of period (000s omitted)	$42,102	$41,550	$41,255	$40,664	$45,381	$55,352

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Pennsylvania Tax-Free Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.73	$11.76	$11.45	$11.65	$12.11	$11.73
Net investment income	0.12	0.27	0.26 [1]	0.29 [1]	0.27 [1]	0.29 [1]
Net realized and unrealized gains (losses) on investments	0.16	(0.05)	0.34	(0.20)	(0.46)	0.38
Total from investment operations	0.28	0.22	0.60	0.09	(0.19)	0.67
Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.26)	(0.29)	(0.27)	(0.29)
Net realized gains	0.00	0.00	(0.03)	0.00	0.00	0.00
Total distributions to shareholders	(0.12)	(0.25)	(0.29)	(0.29)	(0.27)	(0.29)
Net asset value, end of period	$11.89	$11.73	$11.76	$11.45	$11.65	$12.11
Total return[2]	2.34%	1.89%	5.31%	0.77%	(1.58)%	5.83%
Ratios to average net assets (annualized)
Gross expenses	1.68%	1.72%	1.70%	1.66%	1.65%	1.65%
Net expenses	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%
Net investment income	2.01%	2.23%	2.32%	2.50%	2.27%	2.46%
Supplemental data
Portfolio turnover rate	8%	14%	9%	10%	20%	13%
Net assets, end of period (000s omitted)	$6,907	$8,394	$8,768	$13,440	$16,323	$19,493

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Pennsylvania Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.75	$11.78	$11.48	$11.67	$12.13	$11.75
Net investment income	0.18	0.38	0.38	0.40	0.39 [1]	0.41 [1]
Net realized and unrealized gains (losses) on investments	0.17	(0.04)	0.32	(0.18)	(0.46)	0.38
Total from investment operations	0.35	0.34	0.70	0.22	(0.07)	0.79
Distributions to shareholders from
Net investment income	(0.18)	(0.37)	(0.37)	(0.41)	(0.39)	(0.41)
Net realized gains	0.00	0.00	(0.03)	0.00	0.00	0.00
Total distributions to shareholders	(0.18)	(0.37)	(0.40)	(0.41)	(0.39)	(0.41)
Net asset value, end of period	$11.92	$11.75	$11.78	$11.48	$11.67	$12.13
Total return[2]	2.94%	2.91%	6.27%	1.88%	(0.58)%	6.88%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.64%	0.62%	0.58%	0.57%	0.57%
Net expenses	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.01%	3.18%	3.31%	3.50%	3.27%	3.47%
Supplemental data
Portfolio turnover rate	8%	14%	9%	10%	20%	13%
Net assets, end of period (000s omitted)	$80,669	$80,592	$79,128	$88,663	$102,672	$132,844

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Pennsylvania Tax-Free Fund  |  17

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Pennsylvania Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

18  |  Wells Fargo Pennsylvania Tax-Free Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2020, the aggregate cost of all investments for federal income tax purposes was $119,126,242 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$9,638,220
Gross unrealized losses	(122,601)
Net unrealized gains	$9,515,619
As of June 30, 2020, the Fund had capital loss carryforwards which consisted of $732,081 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$ 0	$ 126,867,896	$0	$ 126,867,896
Short-term investments
Investment companies	1,773,965	0	0	1,773,965
Total assets	$1,773,965	$126,867,896	$0	$128,641,861
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the six months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Pennsylvania Tax-Free Fund  |  19

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2020, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2021 to waive fees and/ or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A shares, 1.49% for Class C shares and 0.49% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

20  |  Wells Fargo Pennsylvania Tax-Free Fund

Notes to financial statements (unaudited)
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2020, Funds Distributor received $737 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2020.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C shares of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2020 were $9,885,544 and $14,186,751, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2020, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund invested a concentration of its portfolio in the state of Pennsylvania.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
10. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the

Wells Fargo Pennsylvania Tax-Free Fund  |  21

Notes to financial statements (unaudited)
Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement(s). The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

22  |  Wells Fargo Pennsylvania Tax-Free Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Pennsylvania Tax-Free Fund  |  23

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

24  |  Wells Fargo Pennsylvania Tax-Free Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Pennsylvania Tax-Free Fund  |  25

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
1  Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.
2  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

26  |  Wells Fargo Pennsylvania Tax-Free Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0121-00281 02-21
SA255/SAR255 12-20

Semi-Annual Report
December 31, 2020
Wells Fargo
Short-Term Municipal Bond Fund

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The views expressed and any forward-looking statements are as of December 31, 2020, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Short-Term Municipal Bond Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Short-Term Municipal Bond Fund for the six-month period that ended December 31, 2020. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 22.16%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 24.33%, while the MSCI EM Index (Net),3 had even stronger performance, with a 31.14% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned 1.29%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 9.44%, and the Bloomberg Barclays Municipal Bond Index,6 returned 3.07% while the ICE BofA U.S. High Yield Index,7 gained a hefty 11.49%.
The stock market rally continued in July.
After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income. However, economic data and a resurgence of COVID-19 cases underscored the urgent need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China’s second-quarter GDP grew 3.2% year over year. The U.S. economy added 1.8 million jobs in July, but a double-digit jobless rate persisted.
The stock market continued to rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases as well as the expiration of the $600 weekly bonus unemployment benefit in July. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Andrew Owen
President
Wells Fargo Funds
“After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Short-Term Municipal Bond Fund

Letter to shareholders (unaudited)
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Short-Term Municipal Bond Fund  |  3

Letter to shareholders (unaudited)
Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (expected to be extended through June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Short-Term Municipal Bond Fund

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Performance highlights (unaudited)
Investment objective
The Fund seeks current income exempt from federal income tax consistent with capital preservation.
Manager
Wells Fargo Funds Management, LLC
Portfolio managers
Bruce Johns
Brandon Pae*
Nicholos Venditti*
Average annual total returns (%) as of December 31, 2020
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WSMAX)	7-18-2008	-0.21	1.06	1.36	1.82	1.47	1.57	0.76	0.63
Class C (WSSCX)	1-31-2003	0.06	0.71	0.81	1.06	0.71	0.81	1.51	1.38
Class R6 (WSSRX)[3]	7-31-2018	–	–	–	2.10	1.73	1.80	0.38	0.35
Administrator Class (WSTMX)	7-30-2010	–	–	–	1.85	1.50	1.58	0.70	0.60
Institutional Class (WSBIX)	3-31-2008	–	–	–	2.05	1.70	1.79	0.43	0.40
Bloomberg Barclays 1-3 Year Composite Municipal Bond Index[4]	–	–	–	–	2.36	1.72	1.53	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.
Please see footnotes on page 7.

6  |  Wells Fargo Short-Term Municipal Bond Fund

Performance highlights (unaudited)
Effective matuirty distrbution as of December 31, 2020[5]
Credit quality as of December 31, 2020[6]

*	Mr. Pae and Mr. Venditti became portfolio managers of the Fund on September 1, 2020.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.63% for Class A, 1.38% for Class C, 0.35% for Class R6, 0.60% for Administrator Class, and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Bloomberg Barclays 1-3 Year Composite Municipal Bond Index is a blended index weighted 50% in the Bloomberg Barclays 1-Year Municipal Bond Index and 50% in the Barclays 3-Year Municipal Bond Index. You cannot invest directly in an index.
[5]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.
[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Short-Term Municipal Bond Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2020 to December 31, 2020.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2020	Ending account value 12-31-2020	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,012.36	$3.20	0.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$3.21	0.63%
Class C
Actual	$1,000.00	$1,008.52	$6.99	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$7.02	1.38%
Class R6
Actual	$1,000.00	$1,013.76	$1.78	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Administrator Class
Actual	$1,000.00	$1,013.52	$3.05	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,013.50	$2.03	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.89%
California: 0.53%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (144 shares) 0.51% 144Aø	$14,400,000	14,400,000
Other: 0.36%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (10,000 shares) 0.51% 144Aø	10,000,000	10,000,000
Total Closed end municipal bond fund obligations (Cost $24,400,000)		24,400,000

	Interest rate	Maturity date
Municipal obligations: 97.10%
Alabama: 3.04%
Airport revenue: 0.08%
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2023	475,000	525,573
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2026	900,000	1,099,143
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2027	500,000	624,820
				2,249,536
Health revenue: 0.24%
Alabama Health Care Authority for Baptist Health Series B ø	0.35	11-1-2042	6,500,000	6,500,000
Industrial development revenue: 0.35%
Mobile AL Industrial Development Board Alabama Power Company Barry Plant Project Series A	1.00	6-1-2034	8,500,000	8,714,965
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company	2.00	11-1-2033	1,000,000	1,056,640
				9,771,605
Utilities revenue: 2.37%
Alabama Black Belt Energy Gas District Series A	4.00	6-1-2024	3,640,000	4,054,705
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	3,880,000	4,074,790
Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	8,000,000	8,756,640
Alabama Black Belt Energy Gas District Series A	4.00	10-1-2049	9,500,000	11,160,220
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA)ø	0.38	8-1-2037	12,457,000	12,457,000
Chatom AL Industrial Development Board Gulf Opportunity Zone Powersouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2024	985,000	1,127,175
Chatom AL Industrial Development Board Gulf Opportunity Zone Powersouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2025	425,000	501,823
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  9

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Chatom AL Industrial Development Board Gulf Opportunity Zone Powersouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00%	8-1-2026	$ 500,000	$ 605,925
Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	20,060,000	22,268,606
				65,006,884
				83,528,025
Alaska: 0.44%
Health revenue: 0.18%
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2023	600,000	672,396
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2024	750,000	869,783
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2025	1,310,000	1,569,839
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2026	1,385,000	1,708,744
				4,820,762
Miscellaneous revenue: 0.12%
Alaska Municipal Bond Bank Refunding Bond Series 2020-1	5.00	12-1-2025	1,470,000	1,769,850
Alaska Municipal Bond Bank Refunding Bond Series 2020-1	5.00	12-1-2026	1,350,000	1,666,751
				3,436,601
Utilities revenue: 0.05%
Alaska IDA Snettisham Hydroelectric Project	5.00	1-1-2021	1,400,000	1,400,000
Water & sewer revenue: 0.09%
North Slope Borough Service Area Water & Wastewater Facilities	5.25	6-30-2034	2,445,000	2,495,538
				12,152,901
Arizona: 2.65%
Education revenue: 0.10%
Cochise County AZ Community College District of Cochise County Series 2016A (BAM Insured)	5.00	7-1-2021	425,000	434,053
Pima County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.00	6-1-2034	312,000	320,368
Pima County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.13	6-1-2049	1,950,000	2,003,294
				2,757,715
GO revenue: 0.11%
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	3.00	7-15-2022	700,000	727,692
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	4.00%	7-15-2024	$ 1,150,000	$ 1,288,621
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	4.00	7-15-2026	900,000	1,059,255
				3,075,568
Health revenue: 0.88%
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap+0.57%)±	0.66	1-1-2035	4,730,000	4,707,296
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap+0.80%)±	0.89	9-1-2048	9,000,000	8,966,970
Scottsdale AZ IDA Healthcare Series F (AGM Insured)€	0.17	9-1-2045	4,500,000	4,500,000
Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	6,000,000	6,000,840
				24,175,106
Industrial development revenue: 1.39%
Chandler AZ IDA Intel Corporation Project	2.40	12-1-2035	32,885,000	34,580,879
Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	1,175,000	1,241,270
Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	2,000,000	2,300,340
				38,122,489
Miscellaneous revenue: 0.17%
Arizona Board of Regents Certificate of Participation Series A	5.00	6-1-2021	3,000,000	3,054,870
Navajo Nation AZ Tribal Utility Authority (Municipal Government Guaranty Insured)	4.00	1-1-2021	1,621,000	1,621,000
				4,675,870
				72,806,748
Arkansas: 0.06%
Health revenue: 0.06%
Batesville AR Public Facilities Board Hospital Series 2020	5.00	6-1-2025	1,385,000	1,530,550
California: 5.14%
GO revenue: 1.00%
California Series B (SIFMA Municipal Swap+0.38%)±	0.47	12-1-2027	20,000,000	19,997,000
Kern CA Community College District CAB Anticipation Notes Facilities ¤	0.00	8-1-2023	7,000,000	6,903,470
San Ysidro CA School District (AGM Insured)¤	0.00	8-1-2047	3,610,000	512,909
				27,413,379
Health revenue: 0.12%
California Statewide Communities Development Authority Series 2020A	5.00	4-1-2026	570,000	701,938
California Statewide Communities Development Authority Series 2020A	5.00	4-1-2027	845,000	1,069,542
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured)€	0.57	11-1-2036	1,050,000	1,050,000
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  11

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Washington Township Health Care District Revenue Refunding Bonds Series 2020A	5.00%	7-1-2024	$ 200,000	$ 228,064
Washington Township Health Care District Revenue Refunding Bonds Series 2020A	5.00	7-1-2025	200,000	235,138
				3,284,682
Housing revenue: 0.12%
Mizuho Floater/Residual Trust Tender Option Bond (Mizuho Capital Markets LLC LIQ)144Aø	0.29	10-1-2036	3,400,000	3,400,000
Industrial development revenue: 0.55%
California Infrastructure and Economic Development Bank Revenue AMT Brightline West Passenger 144A	0.45	1-1-2050	15,000,000	15,013,950
Miscellaneous revenue: 1.25%
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-1 (1 Month LIBOR+0.33%)±	0.44	10-1-2047	19,000,000	19,016,340
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series B-2 (1 Month LIBOR+0.20%)±	0.31	10-1-2047	8,000,000	8,000,080
Ceres CA Financing Authority Water System Series 2020	0.50	6-1-2050	7,400,000	7,402,442
				34,418,862
Resource recovery revenue: 0.50%
California Municipal Finance Authority Republic Services øø	0.23	9-1-2021	3,750,000	3,750,000
California PCFA Series A 144Aøø	0.30	8-1-2023	10,000,000	9,999,900
				13,749,900
Tax revenue: 0.03%
Commerce CA RDA CAB Project #1 ¤	0.00	8-1-2021	690,000	688,779
Transportation revenue: 0.93%
Bay Area Toll Authority San Francisco Bay Area Series C-1 (SIFMA Municipal Swap+0.90%)±	0.99	4-1-2045	25,500,000	25,683,855
Utilities revenue: 0.07%
Long Beach CA Bond Finance Authority Natural Gas Series B (3 Month LIBOR+1.43%)±	1.58	11-15-2026	2,000,000	2,044,960
Water & sewer revenue: 0.57%
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap+0.37%)±	0.46	12-1-2035	15,500,000	15,541,230
				141,239,597
Colorado: 1.27%
Airport revenue: 0.04%
Denver CO City & County Department of Aviation Airport System Series A	5.00	11-15-2024	1,000,000	1,082,200
GO revenue: 0.15%
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2022	1,450,000	1,564,362
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,312,368
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Sand Creek CO Metropolitan District GO Series 2020A (AGM Insured)	4.00%	12-1-2024	$ 550,000	$ 620,048
Sand Creek CO Metropolitan District GO Series 2020A (AGM Insured)	4.00	12-1-2025	400,000	462,992
				3,959,770
Health revenue: 0.60%
Colorado Health Facilities Authority Hospital Adventhealth Oblligated Group Series B	5.00	11-15-2049	900,000	1,137,249
Colorado Health Facilities Authority Improvement Christian Living	4.00	1-1-2025	325,000	347,737
University of Colorado Hospital Authority Series 2017C-1	5.00	11-15-2038	14,630,000	15,061,292
				16,546,278
Miscellaneous revenue: 0.32%
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2023	1,285,000	1,403,002
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2025	2,455,000	2,811,540
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	6-30-2026	4,050,000	4,670,420
				8,884,962
Tax revenue: 0.02%
Colorado Regional Trasportation District Series 2020A & Series 2020B	4.00	7-15-2033	500,000	621,485
Transportation revenue: 0.11%
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2024	450,000	524,385
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2025	300,000	362,016
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2026	1,750,000	2,181,690
				3,068,091
Water & sewer revenue: 0.03%
Central Weld County CO Water District Series 2020 (AGM Insured)	5.00	12-1-2027	500,000	645,030
				34,807,816
Connecticut: 2.87%
Education revenue: 1.31%
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2024	120,000	132,052
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2025	140,000	157,440
Connecticut HEFAR Yale University Issue Series A	1.10	7-1-2048	7,000,000	7,112,140
Connecticut HEFAR Yale University Issue Series A	2.05	7-1-2035	25,000,000	25,259,750
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series A	3.60	11-15-2023	1,265,000	1,347,642
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2024	250,000	282,915
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2025	400,000	462,428
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  13

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00%	11-15-2026	$ 585,000	$ 688,124
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series D	5.00	11-15-2025	500,000	598,720
				36,041,211
GO revenue: 0.66%
Connecticut Refunding Bond Series B	4.00	5-15-2021	11,190,000	11,342,520
Connecticut Series C	4.00	6-1-2025	1,000,000	1,155,280
Hamden CT GO Series 2020A (BAM Insured)	5.00	8-1-2026	710,000	850,630
New Haven CT Series A	5.25	8-1-2021	1,830,000	1,870,736
West Haven CT BAN Series B	2.00	9-30-2021	2,800,000	2,823,856
				18,043,022
Health revenue: 0.32%
Connecticut HEFAR Hartford Healthcare Series B1	5.00	7-1-2053	7,500,000	8,811,675
Housing revenue: 0.37%
Meriden CT MFHR Yale Acres Project	1.73	8-1-2022	10,000,000	10,138,700
Tax revenue: 0.21%
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series A	5.00	5-1-2026	1,200,000	1,481,460
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series A	5.00	5-1-2027	3,400,000	4,313,070
				5,794,530
				78,829,138
Delaware: 0.15%
Utilities revenue: 0.15%
Delaware EDA Gas Facilities Delmarva Power & Light Company Series A	1.05	1-1-2031	4,000,000	4,094,960
District of Columbia: 0.79%
Airport revenue: 0.38%
Metropolitan Washington Airport Authority Series A	5.00	10-1-2024	3,450,000	3,718,410
Metropolitan Washington Airports Authority Refunding Bond Series 2014A	3.00	10-1-2022	6,500,000	6,764,810
				10,483,220
Housing revenue: 0.09%
District of Columbia HFA MFHR Strand Residences Project	1.45	2-1-2039	2,500,000	2,539,275
Transportation revenue: 0.09%
Metropolitan Washington DC Transit Authority Series A	5.00	7-15-2025	2,000,000	2,419,440
Water & sewer revenue: 0.23%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	6,000,000	6,281,400
				21,723,335
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 3.23%
Airport revenue: 0.17%
Broward County FL Airport System Series C	5.00%	10-1-2022	$ 2,000,000	$ 2,155,620
Greater Orlando Aviation Authority Florida Airport Facilities Series A	5.00	10-1-2025	2,000,000	2,398,760
				4,554,380
Education revenue: 0.28%
Capital Projects Finance Authority Student Housing Refunding Series 2020A-1	5.00	10-1-2024	500,000	548,650
Capital Projects Finance Authority Student Housing Refunding Series 2020A-1	5.00	10-1-2025	1,000,000	1,118,150
Capital Projects Finance Authority Student Housing Refunding Series 2020A-1	5.00	10-1-2026	1,000,000	1,134,560
Florida Higher Educational Facilities Financing Authority Educational Facilities Institute Technology	5.00	10-1-2025	500,000	561,700
Florida Higher Educational Facilities Financing Authority Educational Facilities Institute Technology	5.00	10-1-2026	750,000	855,233
University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2021	3,440,000	3,549,461
				7,767,754
Health revenue: 0.34%
North Broward FL Hospital District Series B	5.00	1-1-2022	1,570,000	1,634,025
North Broward FL Hospital District Series B	5.00	1-1-2023	1,700,000	1,842,103
North Broward FL Hospital District Series B	5.00	1-1-2024	2,000,000	2,248,860
Palm Beach County FL HCFR Retirement Life Communities Series 2016	5.00	11-15-2021	3,515,000	3,640,169
				9,365,157
Housing revenue: 0.24%
Miami-Dade County FL HFA MFHR Liberty Square Phase Two Project	1.42	11-1-2040	6,500,000	6,583,980
Industrial development revenue: 0.36%
Martin County FL PCR Adjusted Refunding Florida Power And Light Company Project ø	0.13	7-15-2022	10,000,000	10,000,000
Miscellaneous revenue: 0.48%
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	10,115,000	11,604,333
St. Johns County FL School Board Refunding Bond Certificate of Participation	5.00	7-1-2021	1,670,000	1,709,061
				13,313,394
Resource recovery revenue: 0.07%
Lee County FL Solid Waste System Refunding Bond	5.00	10-1-2023	1,750,000	1,945,440
Tax revenue: 0.54%
Department of Environmental Protection Florida Forever Series A	5.00	7-1-2023	7,720,000	8,265,341
Leon County FL School District	4.00	9-1-2026	6,000,000	6,549,540
				14,814,881
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  15

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.05%
Osceola County FL Improvement Osceola Parkway Series	5.00%	10-1-2024	$ 300,000	$ 345,045
Osceola County FL Improvement Osceola Parkway Series	5.00	10-1-2026	735,000	891,790
				1,236,835
Utilities revenue: 0.07%
JEA Bulk Power Supply System Scherer 4 Project Series A	3.00	10-1-2022	1,800,000	1,803,150
Water & sewer revenue: 0.63%
Tohopekaliga FL Water Authority Utility System Bond 144A	5.00	10-1-2025	14,160,000	17,331,557
				88,716,528
Georgia: 3.39%
Health revenue: 0.05%
Cobb County GA Kennestone Hospital Authority Series 2020B %%	5.00	4-1-2026	1,000,000	1,223,350
Housing revenue: 0.38%
Cobb County GA Housing Authority MFHR White Circle Phase 2 Project	1.65	12-1-2022	6,000,000	6,032,040
Northwest Georgia Housing Authority MFHR Park Homes Apartments Project (FHA Insured)	1.54	8-1-2022	4,500,000	4,531,095
				10,563,135
Industrial development revenue: 0.20%
Savannah GA EDA PCR International Paper Company Project Series B	1.90	8-1-2024	4,250,000	4,465,050
Savannah GA EDA Recovery Zone Facility International	2.00	11-1-2033	1,000,000	1,056,640
				5,521,690
Utilities revenue: 2.76%
Bartow County GA Development Authority Georgia Power Company Bowen Project	2.05	9-1-2029	4,100,000	4,158,835
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	1.55	12-1-2049	4,000,000	4,063,840
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	22,050,000	23,012,703
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2025	200,000	235,066
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2026	300,000	364,155
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2023	250,000	271,873
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2024	400,000	452,056
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2025	1,000,000	1,172,740
Georgia Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2847 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.13	1-1-2056	4,315,000	4,315,000
Main Street Natural Gas Incorporated Georgia Gas Project Series B	5.00	3-15-2021	2,800,000	2,825,004
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00%	8-1-2048	$ 6,225,000	$ 6,827,144
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	3-1-2050	22,750,000	26,717,145
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project Series A	1.50	1-1-2039	1,500,000	1,531,605
				75,947,166
				93,255,341
Hawaii: 0.59%
Housing revenue: 0.26%
Hawaii Housing Finance & Development Corporation MFHR Hale Kewalo Apartments Series A (GNMA Insured)	1.90	1-1-2021	7,160,000	7,160,000
Miscellaneous revenue: 0.33%
Hawaii Department of Transportation Airports Division Series 2013	5.25	8-1-2025	1,945,000	2,145,977
Hawaii Department of Transportation Airports Division Series 2013	5.25	8-1-2026	6,350,000	6,989,128
				9,135,105
				16,295,105
Illinois: 7.95%
Airport revenue: 1.26%
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2022	6,100,000	6,363,642
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2025	5,000,000	5,595,300
Chicago IL O'Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2023	5,000,000	5,228,300
Chicago IL O'Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2024	1,550,000	1,620,773
Chicago IL O'Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2023	13,720,000	14,308,725
Chicago IL O'Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2024	1,335,000	1,502,382
				34,619,122
Education revenue: 0.18%
Illinois State University Auxiliary Facilities System Series A	5.00	4-1-2024	2,325,000	2,542,713
Illinois State University Auxiliary Facilities System Series A (AGM Insured)	5.00	4-1-2025	700,000	819,910
Illinois State University Auxiliary Facilities System Series B (AGM Insured)	5.00	4-1-2024	415,000	469,722
Western Illinois University Refunding Bond Auxiliary Facilities System (BAM Insured)	4.00	4-1-2024	1,000,000	1,095,270
				4,927,615
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  17

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 2.25%
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00%	12-1-2022	$ 500,000	$ 537,060
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2023	2,000,000	2,223,140
Chicago IL Park District Harbor Facility Series C	5.00	1-1-2022	3,155,000	3,155,000
Chicago IL Park District Refunding Bond Series D	5.00	1-1-2021	1,000,000	1,000,000
Chicago IL Prerefunded Refunding Bond Series C	5.00	1-1-2022	10,505,000	10,998,630
Chicago IL Prerefunded Refunding Bond Series C	5.00	1-1-2023	1,450,000	1,586,257
Chicago IL Refunding Bond Series A	5.00	1-1-2026	5,000,000	5,606,000
Chicago IL Refunding Bond Series B (Ambac Insured)	5.13	1-1-2022	525,000	532,702
Chicago IL Series C	5.00	1-1-2021	3,000,000	3,000,000
Chicago IL Unrefunded Balance Refunding Bond Series C	5.00	1-1-2022	5,340,000	5,504,579
Chicago IL Unrefunded Balance Refunding Bond Series C	5.00	1-1-2023	3,300,000	3,499,386
Dekalb & Kane Counties IL Community Unit School District Series B (AGM Insured)¤	0.00	1-1-2025	3,235,000	3,098,968
Illinois Series 2014	5.00	4-1-2022	3,000,000	3,142,530
Illinois Series 2016	5.00	11-1-2021	5,000,000	5,161,600
Illinois Series 2020	5.13	5-1-2022	2,000,000	2,103,780
Illinois Series 2020	5.38	5-1-2023	1,000,000	1,087,080
Kane County IL School District Series B	2.00	2-1-2021	880,000	880,836
Kane, McHenry, Cook & Dekalb Counties IL Community Unit School District #300	4.25	1-1-2023	1,000,000	1,005,020
Kendall, Kane & Will Counties IL Refunding Bond Series B	5.00	10-1-2022	1,660,000	1,782,541
Kendall, Kane & Will Counties IL Refunding Bond Series B	5.00	10-1-2023	825,000	918,803
Waukegan IL Series B (AGM Insured)	4.00	12-30-2023	500,000	548,675
Whiteside & Lee Counties IL Community Unit School District Series A (BAM Insured)	4.00	12-1-2024	1,490,000	1,666,312
Will County IL Community High School District #161	4.00	1-1-2024	2,000,000	2,202,380
Winnebago Boone County IL Community College District Rock Valley College Series A (AGM Insured)	5.00	1-1-2022	500,000	521,710
				61,762,989
Health revenue: 0.51%
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Series E-2	1.75	11-15-2042	2,000,000	2,007,020
Illinois Finance Authority Health Services Facility Series 2020	5.00	10-1-2025	500,000	591,995
Illinois Finance Authority Health Services Facility Series 2020	5.00	10-1-2026	500,000	606,865
Illinois Finance Authority Revenue Advocate Health Care Network	4.00	11-1-2030	3,600,000	4,141,440
Illinois Finance Authority Series 2020B-2	5.00	5-15-2050	4,000,000	4,882,280
Southwestern Illinois Development Authority Health Facility Memorial Group Incorporated	6.38	11-1-2023	1,505,000	1,664,349
				13,893,949
Housing revenue: 0.28%
Illinois Housing Development Authority (SIFMA Municipal Swap+1.00%)(FNMA LOC, FNMA LIQ)±	1.09	5-15-2050	7,500,000	7,578,075
Miscellaneous revenue: 1.10%
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2024	2,270,000	2,501,790
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2025	2,460,000	2,769,542
Illinois Refunding Bond	5.00	2-1-2022	4,375,000	4,556,694
Illinois Refunding Bond	5.00	2-1-2023	8,775,000	9,403,904
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Illinois Series 2014	5.00%	5-1-2021	$ 2,000,000	$ 2,025,760
Illinois Series 2017D	5.00	11-1-2026	8,000,000	9,044,720
				30,302,410
Tax revenue: 1.90%
Build Illinois Bond Junior Obligation Series C	5.00	6-15-2022	2,985,000	3,141,862
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2021	380,000	380,000
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2022	955,000	974,501
Chicago IL Transit Authority Sales Tax Receipts	5.25	12-1-2024	6,705,000	7,014,972
Hillside IL Refunding Bond Series 2018	5.00	1-1-2024	925,000	948,625
Huntley IL Special Service Area #6 Special Tax Refunding Bond (BAM Insured)	2.20	3-1-2024	1,525,000	1,570,003
Illinois Refunding Bond	5.00	1-1-2021	1,760,000	1,760,000
Illinois Regional Transportation Authority Refunding Bond (AGM Insured)	5.75	6-1-2021	3,000,000	3,067,470
Illinois Sales Tax Revenue Junior Obligation Series A	5.00	6-15-2023	5,825,000	6,336,552
Illinois Sales Tax Revenue Junior Obligation Series C	4.00	6-15-2025	4,000,000	4,400,480
Illinois Sales Tax Revenue Refunding Bond Series C	4.00	6-15-2023	3,315,000	3,526,696
Illinois Series 2013	5.00	6-15-2024	585,000	636,117
Illinois Series A	4.00	1-1-2021	2,715,000	2,715,000
Macon County IL Decatur School District #61 Series 2020 C (AGM Insured)	4.00	1-1-2024	475,000	519,356
Macon County IL Decatur School District #61 Series 2020 C (AGM Insured)	4.00	1-1-2027	600,000	701,742
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	7,000,000	7,447,090
Metropolitan Pier & Exposition Authority McCormick Place Project Series A (National Insured)¤	0.00	12-15-2021	920,000	910,855
Sales Tax Securitization Corporation Second Lien Sales Tax	5.00	1-1-2028	5,000,000	6,201,800
				52,253,121
Tobacco revenue: 0.46%
Illinois Railsplitter Tobacco Settlement Authority	5.00	6-1-2022	12,000,000	12,760,320
Water & sewer revenue: 0.01%
Waukegan Lake County IL First Lien Water & Sewer System Revenue Bonds Series 2020 (AGM Insured)	5.00	12-30-2027	280,000	350,456
				218,448,057
Indiana: 0.82%
Health revenue: 0.64%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2022	1,000,000	1,075,630
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2023	1,270,000	1,422,095
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2024	3,000,000	3,483,390
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2021	1,000,000	1,035,770
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2023	800,000	895,808
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2024	1,000,000	1,161,130
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  19

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Indiana Finance Authority Parkview Health Series A	5.00%	5-1-2021	$ 1,020,000	$ 1,034,647
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2023	1,010,000	1,118,393
Indiana Finance Authority Refunding Bond University Health Obligated Group Series B	1.65	12-1-2042	5,130,000	5,197,819
Indiana Finance Authority Senior Living Series A	5.00	11-15-2022	500,000	527,445
Indiana Finance Authority Senior Living Series A	5.00	11-15-2023	500,000	540,915
				17,493,042
Miscellaneous revenue: 0.18%
Indiana Bond Bank Special Program Series A	5.25	10-15-2021	2,000,000	2,067,880
Indianapolis IN Industry Local Public Improvement Bond Bank Notes Series C Fieldhouse Project	1.40	6-1-2021	3,000,000	3,000,060
				5,067,940
				22,560,982
Iowa: 0.81%
Education revenue: 0.09%
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2022	500,000	543,165
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2023	700,000	790,349
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2024	1,000,000	1,164,150
				2,497,664
Housing revenue: 0.27%
Iowa Finance Authority SFMR Series D (1 Month LIBOR+0.35%)(GNMA/FNMA/FHLMC Insured)±	0.45	7-1-2048	7,500,000	7,500,900
Utilities revenue: 0.45%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	10,000,000	12,253,400
				22,251,964
Kansas: 0.26%
Health revenue: 0.08%
Wichita KS Health Care Facilities Presbyterian Manors Incorporated	4.00	5-15-2024	1,015,000	1,030,925
Wichita KS Health Care Facilities Presbyterian Manors Incorporated	5.00	5-15-2025	1,055,000	1,115,821
				2,146,746
Housing revenue: 0.18%
Kansas Development Finance Authority MFHR Woodland Village Apartments Project Series J	1.68	7-1-2022	5,000,000	5,032,950
				7,179,696
Kentucky: 3.27%
Health revenue: 0.18%
Louisville & Jefferson Counties KY Metro Health System Revenue Norton Healthcare Incorporated Series C	5.00	10-1-2047	4,000,000	4,945,840
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.38%
Kentucky Housing Corporation Beecher Phase I Project	2.00%	3-1-2022	$ 5,500,000	$ 5,560,115
Kentucky Housing Corporation Jefferson Green Apartments Project	2.20	9-1-2022	20,250,000	20,300,828
Kentucky Housing Corporation MFHR Chapel House Apartments Project	0.80	9-1-2022	3,070,000	3,086,455
Kentucky Housing Corporation MFHR City View Park Project	1.16	2-1-2023	9,000,000	9,097,110
				38,044,508
Miscellaneous revenue: 0.29%
Lexington Fayette KY Urban County Lease Eastern State Hospital Series A	5.25	6-1-2026	6,620,000	6,742,139
Pendleton County KY School District Finance Corporation	2.00	2-1-2021	1,200,000	1,201,440
				7,943,579
Utilities revenue: 1.42%
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	26,085,000	29,321,627
Louisville & Jefferson Counties KY Metro Government PCR Series B	2.55	11-1-2027	5,500,000	5,533,055
Trimble County KY Pollution Control Revenue Refunding Louisville Gas and Electric Company	1.30	9-1-2044	4,000,000	4,057,400
				38,912,082
				89,846,009
Louisiana: 1.16%
Health revenue: 0.27%
Louisiana Public Facilities Authority Hospital Revenue Louisiana Childrens Medical Center Project	5.00	6-1-2045	6,695,000	7,420,135
Industrial development revenue: 0.54%
St John Baptist Parish LA Marathon Oil Corporation Project	2.10	6-1-2037	14,450,000	14,793,188
Miscellaneous revenue: 0.18%
Louisiana Local Government Environmental Facilities and Community Development Authority Subordinated Lien East Baton Rouge	0.88	2-1-2046	5,000,000	5,010,450
Tax revenue: 0.02%
Louisiana Regional Transit Authority CAB (National Insured)¤	0.00	12-1-2021	695,000	693,054
Utilities revenue: 0.15%
Lafayette LA Refunding Bond	5.00	11-1-2023	3,680,000	3,996,701
				31,913,528
Maine: 0.08%
Education revenue: 0.02%
Maine Finance Authority Supplemental Education Loan Program Class A Series A-1 (AGM Insured)	5.00	12-1-2025	425,000	504,917
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  21

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.06%
Maine Health & HEFAR Series 200A	5.00%	7-1-2026	$ 500,000	$ 618,805
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2025	800,000	957,680
				1,576,485
				2,081,402
Maryland: 1.37%
Housing revenue: 0.76%
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A	2.34	4-1-2021	7,500,000	7,523,325
Maryland CDA Department of Housing & Community Multifamily Development Orchard Mews	2.06	9-1-2021	5,500,000	5,536,190
Maryland CDA Department of Housing & Community Multifamily Development Park View	1.75	2-1-2022	7,700,000	7,745,584
				20,805,099
Transportation revenue: 0.11%
Maryland Transportation Authority Refunding Bond AMT	5.00	3-1-2022	2,995,000	3,136,154
Utilities revenue: 0.50%
Maryland Economic Development Corporation PCR Potomac Electric Power Company Project	1.70	9-1-2022	13,500,000	13,744,215
				37,685,468
Massachusetts: 2.84%
Education revenue: 0.24%
Massachusetts Educational Financing Authority AMT Issue J	5.00	7-1-2021	1,280,000	1,309,107
Massachusetts Educational Financing Authority AMT Issue K Series A	5.00	7-1-2022	1,000,000	1,068,000
Massachusetts Educational Financing Authority Series A	5.00	1-1-2022	4,115,000	4,302,891
				6,679,998
Health revenue: 0.62%
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap+0.50%)±	0.59	7-1-2038	5,000,000	5,007,150
Massachusetts Development Finance Agency Partners Healthcare System Series S-5 (SIFMA Municipal Swap+0.42%)±	0.51	7-1-2044	11,230,000	11,236,850
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2026	300,000	370,884
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2027	410,000	519,892
				17,134,776
Housing revenue: 0.50%
Massachusetts HFA Construction Loan Notes Series B	2.05	12-1-2021	13,675,000	13,683,752
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.91%
Massachusetts Consolidated Loan Subordinate Bond Series D-2	1.70%	8-1-2043	$24,550,000	$ 25,069,233
Tax revenue: 0.10%
Massachusetts Bay Transportation Authority Series B Subseries B-1	5.00	7-1-2025	2,300,000	2,784,058
Transportation revenue: 0.47%
Massachusetts Department of Transportation Refunding Bond	5.00	1-1-2039	11,685,000	12,768,316
				78,120,133
Michigan: 1.70%
GO revenue: 0.21%
Allendale MI Public School District Series A (Qualified School Board Loan Fund Insured)	3.00	11-1-2021	895,000	914,681
Caledonia MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,157,807
Detroit MI Series 2018	5.00	4-1-2021	620,000	625,196
Flushing MI Community School District (Qualified School Board Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,148,586
Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	500,000	507,510
Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,385,000	1,406,038
				5,759,818
Health revenue: 0.55%
Kalamazoo MI Economic Development Corporation Series 2020B-2	2.63	5-15-2025	1,150,000	1,153,738
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	7,600,000	8,796,012
Michigan Finance Authority Crittenden Hospital Medical Center Series A	4.13	6-1-2032	4,290,000	4,526,207
Michigan Strategic Limited Obligation Refunding Bond Holland Home Project	4.00	11-15-2024	580,000	616,436
				15,092,393
Industrial development revenue: 0.74%
Michigan Strategic Limited Obligation Consumers Energy Company Project	1.80	10-1-2049	19,500,000	20,304,375
Miscellaneous revenue: 0.09%
Michigan Finance Authority Local Government Loan Program Series 2014H-1	5.00	10-1-2022	1,075,000	1,112,260
Michigan Finance Authority Senior Lien Distributable State Aid Charter County of Wayne Criminal Justice Center Project	5.00	11-1-2022	1,150,000	1,244,841
				2,357,101
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  23

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.11%
Michigan Finance Authority Refunding Bond Second Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00%	7-1-2021	$ 3,095,000	$ 3,166,464
				46,680,151
Minnesota: 1.01%
GO revenue: 0.26%
Hastings MN Independent School District #200 Series A (State School District Credit Program Insured)¤	0.00	2-1-2023	815,000	805,619
Hastings MN Independent School District #200 Series A (State School District Credit Program Insured)¤	0.00	2-1-2024	1,015,000	995,238
JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (JPMorgan Chase & Company LIQ)144Aø	0.29	6-1-2021	5,300,000	5,300,000
				7,100,857
Housing revenue: 0.72%
Brooklyn Center MN MFHR Development Sonder House Apartments Project	1.35	1-1-2037	2,355,000	2,356,649
Dakota County MN Community Development Agency Senior MFHR West St. Paul Apartments Project Series B	3.80	7-1-2022	6,325,000	6,307,353
Minnesota HFA Series D (SIFMA Municipal Swap+0.43%)(GNMA/FNMA/FHLMC Insured)±	0.52	1-1-2045	11,000,000	10,989,660
				19,653,662
Miscellaneous revenue: 0.03%
Duluth MN Independent School District Certificate of Participation Series B (State School District Credit Program Insured)	5.00	2-1-2024	425,000	479,600
Duluth MN Independent School District Certificate of Participation Series B (State School District Credit Program Insured)	5.00	2-1-2025	375,000	438,446
				918,046
				27,672,565
Mississippi: 0.49%
Health revenue: 0.22%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project	0.65	9-1-2036	3,000,000	3,000,570
Mississippi Hospital Equipment and Facilities Authority Revenue Refunding Bond Baptist Memorial Health Care	5.00	9-1-2044	2,500,000	2,922,025
				5,922,595
Industrial development revenue: 0.02%
Mississippi Business Finance Corporation Solid Waste Disposal Facilities Mississippi Power Company Project ø	0.17	5-1-2028	520,000	520,000
Utilities revenue: 0.25%
Mississippi Business Finance Corporation Mississippi Power Company Project Series 2010	2.75	12-1-2040	6,750,000	6,920,978
				13,363,573
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 1.10%
GO revenue: 0.19%
St. Louis MO Special Administrative Board The Transitional School Direct Deposit Program	4.00%	4-1-2022	$ 5,030,000	$ 5,270,233
Industrial development revenue: 0.88%
Missouri Environmental Improvement and Energy Resources Authority Kansas City Power and Light Company Project	2.75	5-1-2038	23,400,000	24,208,470
Tax revenue: 0.03%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	770,000	775,429
				30,254,132
Nebraska: 0.18%
Health revenue: 0.14%
Douglas County NE Hospital Authority Children's Hospital Obligated Group Series B	5.00	11-15-2053	3,250,000	3,921,873
Utilities revenue: 0.04%
Central Plains Energy Project Nebraska Refunding Bond Project #3 Series 2012	5.00	9-1-2042	1,075,000	1,150,390
				5,072,263
Nevada: 0.49%
GO revenue: 0.40%
Clark County NV School District Series B (AGM Insured)	5.00	6-15-2027	5,000,000	6,345,100
Clark County NV School District Series C	5.00	6-15-2022	2,000,000	2,131,160
Clark County NV School District Series D	5.00	6-15-2021	2,395,000	2,444,074
				10,920,334
Utilities revenue: 0.09%
Washoe County NV Sierra Pacific Power Series B	3.00	3-1-2036	560,000	580,227
Washoe County NV Water Facility Refunding Bond Series F	2.05	3-1-2036	2,000,000	2,037,620
				2,617,847
				13,538,181
New Jersey: 5.61%
Airport revenue: 0.27%
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2021	1,500,000	1,540,875
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2022	1,755,000	1,864,688
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2023	1,500,000	1,643,715
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2024	2,000,000	2,255,100
				7,304,378
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  25

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.04%
New Jersey Higher Education Assistance Authoirty Student Loan Series 2011-1	5.50%	12-1-2021	$ 1,000,000	$ 1,046,420
Housing revenue: 1.80%
New Jersey Housing & Mortgage Finance Agency MFHR Series A	2.00	11-1-2021	325,000	329,183
New Jersey Housing & Mortgage Finance Agency MFHR Series B	2.00	5-1-2021	14,335,000	14,407,392
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.60	10-1-2021	5,585,000	5,660,565
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.70	4-1-2022	5,700,000	5,826,996
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.80	10-1-2022	5,320,000	5,493,911
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.90	4-1-2023	5,870,000	6,121,177
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.95	10-1-2023	5,490,000	5,782,343
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	3.10	4-1-2024	2,600,000	2,770,768
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	3.25	4-1-2025	2,955,000	3,218,113
				49,610,448
Miscellaneous revenue: 2.62%
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2023	3,000,000	3,320,160
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2024	2,605,000	2,966,808
New Jersey EDA School Facilities Construction Bond Series K (National Insured)	5.25	12-15-2021	1,040,000	1,087,195
New Jersey EDA School Facilities Construction Bond Series NN	5.00	3-1-2022	405,000	426,068
New Jersey EDA School Facilities Construction Prerefunded Bond Series NN	5.00	3-1-2021	1,410,000	1,420,646
New Jersey EDA School Facilities Construction Refunding Bond Series XX	5.00	6-15-2022	7,500,000	7,986,225
New Jersey EDA School Facilities Construction Unrefunded Bond Series NN	5.00	3-1-2021	3,610,000	3,635,703
New Jersey EDA Series BBB	5.00	6-15-2022	6,000,000	6,388,980
New Jersey EDA Series BBB	5.00	6-15-2023	4,000,000	4,426,880
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2021	2,490,000	2,583,500
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2022	26,000,000	28,069,860
New Jersey TTFA Series A1	5.00	6-15-2021	5,000,000	5,097,250
Newark NJ Housing Authority Newark Redevelopment Project Refunding Bond (National Insured)	5.25	1-1-2021	4,570,000	4,570,000
				71,979,275
Tax revenue: 0.09%
New Jersey Statewide Covid-19 Emergency Series A	5.00	6-1-2027	2,000,000	2,501,400
The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.79%
New Jersey Turnpike Authority Series C-6 (1 Month LIBOR+0.75%)±	0.86%	1-1-2030	$21,820,000	$ 21,835,492
				154,277,413
New Mexico: 0.02%
Health revenue: 0.02%
Santa Fe NM Retirement Facility El Castillo Retirement	2.25	5-15-2024	600,000	591,372
New York: 6.53%
Airport revenue: 0.30%
Port of New York & Port of New Jersey Authority Consolidated Bonds 185th Series	5.00	9-1-2026	7,150,000	8,208,272
Education revenue: 0.11%
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bond Academy Charter School Project	4.76	2-1-2027	2,000,000	2,108,020
St. Lawrence County NY Industrial Development Clarkson University Project Series B	1.55	9-1-2042	1,000,000	977,230
				3,085,250
GO revenue: 0.66%
Oyster Bay NY BAN Series C	4.00	8-27-2021	3,000,000	3,070,530
Suffolk County NY Tax Anticipation Notes Series I	2.00	7-22-2021	15,000,000	15,095,550
				18,166,080
Health revenue: 0.27%
Broome County NY Local Development Corporation Series 2020 (AGM Insured)	5.00	4-1-2026	500,000	614,860
Broome County NY Local Development Corporation Series 2020 (AGM Insured)	5.00	4-1-2027	950,000	1,196,478
New York Dormitory Authority Montefiore Obligated Group Series 2018A	5.00	8-1-2026	1,000,000	1,198,670
New York Dormitory Authority Non State Supported Debt Northwell Health	5.00	5-1-2048	4,000,000	4,501,800
				7,511,808
Housing revenue: 0.29%
New York HFA Affordable Housing Series M-1 (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	5,000,000	5,026,050
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.75	11-1-2023	400,000	410,624
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.80	5-1-2024	400,000	412,376
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.85	11-1-2024	400,000	414,884
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.90	5-1-2025	515,000	536,424
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.95	11-1-2025	520,000	545,085
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	2.00	5-1-2026	535,000	563,649
				7,909,092
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  27

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 1.32%
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00%	1-1-2024	$ 7,205,000	$ 7,950,501
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Termnials C&D Redevelopment Project	5.00	1-1-2025	22,925,000	25,972,879
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2026	490,000	591,494
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2027	500,000	615,080
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2028	500,000	623,540
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2029	500,000	632,750
				36,386,244
Miscellaneous revenue: 0.10%
Public Housing Capital Fund Trust I (Department of Housing and Urban Development Insured)144A	4.50	7-1-2022	2,315,705	2,346,550
Public Housing Capital Fund Trust II (Department of Housing and Urban Development Insured)144A	4.50	7-1-2022	360,988	360,988
				2,707,538
Tax revenue: 0.54%
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap+0.80%)±	0.89	11-1-2022	9,715,000	9,755,026
New York Transitional Finance Authority Revenue Series (Barclays Bank plc SPA)ø	0.08	8-1-2039	5,000,000	5,000,000
				14,755,026
Transportation revenue: 2.71%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	9,600,000	9,794,112
New York Metropolitan Transportation Authority BAN	5.00	2-1-2023	10,400,000	11,019,216
New York Metropolitan Transportation Authority Subordinate Bond Series A2A (SIFMA Municipal Swap+0.45%)±	0.54	11-1-2026	5,960,000	5,925,134
New York Metropolitan Transportation Authority Subordinate Bond Series D2 (SIFMA Municipal Swap+0.45%)±	0.54	11-15-2044	22,545,000	21,838,891
New York Metropolitan Transportation Authority Subordinate Bond Series D-2A-2 (1 Month LIBOR+0.68%)(AGM Insured)±	0.79	11-1-2032	20,000,000	19,936,800
New York Metropolitan Transportation Authority Subordinate Bond Series D-2B (1 Month LIBOR+0.30%)(AGM Insured)±	0.41	11-1-2032	6,000,000	5,976,780
				74,490,933
The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.23%
Long Island NY Power Authority Electric System General Series B	1.65%	9-1-2049	$ 6,000,000	$ 6,234,600
				179,454,843
North Carolina: 0.38%
Health revenue: 0.34%
Charlotte-Mecklenburg NC Hospital Authority Atrium Health Series B	5.00	1-15-2048	7,000,000	7,376,670
North Carolina Medical Care Commission Retirement Facilities Entrance Fee Series 2020B-2	2.30	9-1-2025	1,250,000	1,257,888
North Carolina Medical Care Commission Retirement Facilities First Mortgage Series 2020B-2	2.50	10-1-2024	740,000	743,500
				9,378,058
Industrial development revenue: 0.04%
Columbus County NC Industrial Facilities & PCFA Environmental Improvement Revenue Refunding Bond International Paper Company Project Series A	2.00	11-1-2033	1,000,000	1,056,640
				10,434,698
Ohio: 2.86%
Health revenue: 0.34%
Hamilton County OH Hospital Facilities UC Health Series 2020	5.00	9-15-2026	655,000	812,907
Ohio Higher Educational Facility Commission Hospital Cleveland Clinic B4 (Barclays Bank plc SPA)ø	0.07	1-1-2043	5,000,000	5,000,000
Ohio Hospital Revenue Bonds Series 2020	5.00	11-15-2025	265,000	311,237
Ohio Hospital University Hospital Health System Series B	5.00	1-15-2050	2,820,000	3,293,309
				9,417,453
Housing revenue: 0.52%
Ohio HFA Multifamily Southwick Place Townhomes Project	1.55	3-1-2022	4,975,000	4,984,652
Trumbull Metropolitan Housing Authority Multifamily Housing Apartments Project Series A	1.70	6-1-2022	9,250,000	9,301,338
				14,285,990
Industrial development revenue: 0.14%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	3,750,000	3,924,600
Miscellaneous revenue: 0.05%
Ohio Portsmouth Bypass Project	5.00	12-31-2021	1,205,000	1,254,995
Resource recovery revenue: 0.46%
Ohio Air Quality Development Authority Refunding Bond American Electric Power Company Project	1.90	5-1-2026	12,000,000	12,541,680
Utilities revenue: 1.35%
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2025	1,200,000	1,423,644
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2026	1,500,000	1,843,410
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  29

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00%	2-15-2027	$ 1,600,000	$ 2,019,216
American Municipal Power Ohio Incorporated Prairie Energy Campus	2.30	2-15-2038	8,825,000	8,903,719
Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00	8-1-2049	19,500,000	22,851,855
				37,041,844
				78,466,562
Oklahoma: 1.19%
Education revenue: 0.02%
Oklahoma Development Finance Authority Refunding Bond Oklahoma City University Project	4.00	8-1-2022	535,000	554,003
GO revenue: 0.38%
Oklahoma County OK Independent School District #52 Series A	2.50	1-1-2021	3,535,000	3,535,000
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2022	3,535,000	3,633,096
Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2023	3,135,000	3,309,149
				10,477,245
Health revenue: 0.14%
Oklahoma Development Finance Authority Health System Revenue ø	0.27	8-15-2031	2,000,000	2,000,000
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2022	500,000	528,650
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2023	500,000	546,640
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2024	600,000	676,332
				3,751,622
Miscellaneous revenue: 0.65%
Blaine County OK Educational Facilities Authority Watonga Public Schools Project	5.00	12-1-2021	945,000	984,870
Grady County OK School Finance Authority Tuttle Public School Project	5.00	9-1-2021	1,065,000	1,097,898
Kay County OK Public Buildings Authority	2.25	4-1-2024	720,000	741,096
Kay County OK Public Buildings Authority	2.25	4-1-2025	735,000	762,636
Kay County OK Public Buildings Authority	2.38	4-1-2026	750,000	785,025
Kingfisher OK Special Projects Authority Educational Facilities Kingfisher Public Schools Project	4.00	3-1-2026	2,005,000	2,343,143
Oklahoma County OK Finance Authority Educational Facilities Jones Public Schools Project	4.00	9-1-2025	550,000	611,551
Oklahoma County OK Finance Authority Educational Facilities Jones Public Schools Project	4.00	9-1-2026	590,000	664,488
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2023	830,000	924,371
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2024	1,080,000	1,246,180
The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00%	9-1-2025	$ 930,000	$ 1,109,462
Tulsa County OK Industrial Authority Educational Broken Arrow Public Schools Project	5.00	9-1-2025	3,000,000	3,367,320
Wagoner County OK School Development Authority Wagoner Public Schools Project	4.00	9-1-2025	1,255,000	1,426,948
Weatherford OK Industrial Trust Educational Facilities Lease Weatherford Public Schools Project	5.00	3-1-2027	1,475,000	1,832,540
				17,897,528
				32,680,398
Oregon: 0.06%
Airport revenue: 0.06%
Port of Portland OR International Airport Series C	5.00	7-1-2026	1,240,000	1,514,375
Other: 0.60%
Miscellaneous revenue: 0.60%
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1A øø	1.60	8-15-2051	2,865,823	2,909,412
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1B1 øø	2.25	8-15-2051	13,254,541	13,560,721
				16,470,133
Pennsylvania: 7.00%
Airport revenue: 0.62%
Philadelphia PA Airport Revenue Refunding Bonds Series 2015A	5.00	6-15-2023	1,410,000	1,560,038
Philadelphia PA Airport Revenue Refunding Bonds Series 2020A	5.00	7-1-2026	1,160,000	1,432,090
Philadelphia PA Airport Revenue Refunding Bonds Series 2020A	5.00	7-1-2027	1,400,000	1,771,602
Philadelphia PA Airport Revenue Refunding Bonds Series 2020C	5.00	7-1-2024	10,745,000	12,332,681
				17,096,411
Education revenue: 0.38%
Lehigh County PA General Purpose Authority (SIFMA Municipal Swap+0.58%)±	0.67	11-1-2037	10,545,000	10,521,063
GO revenue: 1.36%
Albert Gallatin PA School District Series A (AGM Insured)	4.00	9-1-2025	1,130,000	1,289,805
Albert Gallatin PA School District Series B (AGM Insured)	4.00	9-1-2025	350,000	399,497
Butler PA Area School District (AGM Insured)	5.00	10-1-2023	1,280,000	1,435,942
Butler PA Area School District (AGM Insured)	5.00	10-1-2024	2,965,000	3,454,077
Butler PA Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	5,665,222
Coatesville PA Area School District (AGM Insured)	5.00	8-1-2023	1,000,000	1,109,670
Manheim Township PA School District Series A (1 Month LIBOR+0.47%)±	0.58	5-1-2025	3,760,000	3,754,586
Penn Hills PA School District (BAM Insured)	5.00	11-15-2021	1,275,000	1,324,904
Peoria PA GO Series 2016B	5.00	1-1-2023	715,000	769,705
Philadelphia PA School District Refunding Bond	5.00	9-1-2023	4,500,000	5,017,950
Philadelphia PA School District Series A	5.00	9-1-2022	1,000,000	1,072,370
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  31

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Philadelphia PA School District Series A	5.00%	9-1-2024	$ 800,000	$ 923,408
Philadelphia PA School District Series D	5.00	9-1-2021	1,750,000	1,801,223
Philadelphia PA School District Series F	5.00	9-1-2021	3,885,000	3,998,714
Scranton PA School District Series A	5.00	6-1-2021	680,000	691,560
Scranton PA School District Series A	5.00	6-1-2022	730,000	772,654
Scranton PA School District Series A	5.00	6-1-2023	835,000	922,249
Scranton PA School District Series B	5.00	6-1-2021	580,000	589,860
Scranton PA School District Series B (National Insured)	5.00	6-1-2022	870,000	920,834
Scranton PA School District Series B (National Insured)	5.00	6-1-2023	615,000	680,823
Scranton PA School District Series C	5.00	6-1-2021	590,000	600,030
				37,195,083
Health revenue: 1.61%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (3 Month LIBOR+0.72%)±	0.86	2-1-2021	680,000	679,878
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2023	1,000,000	1,064,690
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2024	1,000,000	1,086,050
Berks County PA Municipal Authority Tower Health Project Series B1	5.00	2-1-2040	4,140,000	4,478,404
Berks County PA Municipal Authority Tower Health Project Series B2	5.00	2-1-2040	5,500,000	6,119,740
Franklin County PA IDA Menno-Haven Incorporated Project	5.00	12-1-2021	230,000	236,095
Geisinger Authority PA Health System Series B	5.00	4-1-2043	10,000,000	12,313,900
Lancaster County PA Hospital Authority Healthcare Facilities Moravian Manors Incorporated Project	2.88	12-15-2023	445,000	445,022
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series A	5.00	9-1-2023	1,050,000	1,168,209
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap+0.72%)±	0.81	9-1-2051	10,000,000	10,000,300
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2021	1,250,000	1,272,025
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2022	2,000,000	2,105,120
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	3,250,000	3,221,043
				44,190,476
Housing revenue: 1.23%
Pennsylvania HFA Limited Obligation Norris Homes Phase V	1.40	1-1-2043	10,000,000	10,166,400
Pennsylvania HFA Single Family Series 125A	2.38	10-1-2025	15,665,000	16,249,774
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	6,720,000	7,371,370
				33,787,544
Industrial development revenue: 0.15%
Lehigh County PA IDA Electric Utilities Corporation Series B	1.80	2-15-2027	2,500,000	2,555,325
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2021	1,525,000	1,587,647
				4,142,972
The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.56%
Bethlehem PA Area School District Authority Bethlehem Area School District Refunding Bond Project (1 Month LIBOR+0.49%)±	0.59%	1-1-2030	$ 4,960,000	$ 4,949,782
Butler County PA General Authority Hampton Township School District Project Series 2007 (AGM Insured, PNC Bank NA SPA)ø	0.13	9-1-2027	265,000	265,000
Delaware County PA Authority Neumann University	4.00	10-1-2021	695,000	705,439
Pennsylvania EDFA Sewage Sludge Disposal Series 2020	3.00	1-1-2025	505,000	542,552
Pennsylvania EDFA Sewage Sludge Disposal Series 2020	4.00	1-1-2026	615,000	700,128
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority Series 2020 (AGM Insured)	4.00	2-1-2024	1,700,000	1,886,065
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority Series 2020 (AGM Insured)	5.00	2-1-2026	2,000,000	2,443,760
Scranton PA RDA Series A (Municipal Government Guaranty Insured)	5.00	11-15-2021	905,000	912,159
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	375,000	426,068
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	2,130,000	2,385,217
				15,216,170
Resource recovery revenue: 0.86%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incoporated Project Series A ø	0.30	4-1-2034	4,000,000	4,000,040
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project	0.30	8-1-2045	19,700,000	19,700,197
				23,700,237
Transportation revenue: 0.18%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2025	530,000	608,610
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	640,506
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap+0.70%)±	0.79	12-1-2023	2,880,000	2,894,400
Pennsylvania Turnpike Commission Turpike Series B 2020	5.00	12-1-2025	300,000	368,013
Pennsylvania Turnpike Commission Turpike Series B 2020	5.00	12-1-2026	350,000	443,167
				4,954,696
Water & sewer revenue: 0.05%
Allegheny County PA Sanitary Authority Sewer Revenue Series A 2020	5.00	6-1-2026	850,000	1,055,564
Allegheny County PA Sanitary Authority Sewer Revenue Series A 2020	5.00	6-1-2027	300,000	381,837
				1,437,401
				192,242,053
Rhode Island: 0.36%
Education revenue: 0.05%
Rhode Island Student Loan Authority AMT Series A	5.00	12-1-2023	1,175,000	1,326,657
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  33

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.31%
Rhode Island & Providence Plantations Consolidated Capital Development Series A	5.00%	8-1-2023	$ 8,045,000	$ 8,650,064
				9,976,721
South Carolina: 0.44%
Miscellaneous revenue: 0.24%
South Carolina Transportation Infrastructure Bank Refunding Bond Series B (1 Month LIBOR+0.45%)±	0.55	10-1-2031	6,425,000	6,416,391
Utilities revenue: 0.20%
Piedmont SC Municipal Power Agency (National Insured)	5.38	1-1-2025	4,705,000	5,526,869
				11,943,260
Tennessee: 2.36%
Health revenue: 0.32%
Chattanooga TN Health & Education Housing Facilities Tender Option Bond Trust Receipts/Certificates Series 2015-XF1023 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aøø	0.13	1-1-2045	5,910,000	5,910,000
Greeneville TN Health and Educational Ballad Health Series A	5.00	7-1-2023	1,600,000	1,761,984
Knox County TN Health Educational & Housing Facility University Health System Incorporate	5.00	4-1-2024	1,000,000	1,119,920
				8,791,904
Housing revenue: 0.25%
Kingsport TN Housing & RDA Collateralized MFHR Series B	2.22	1-1-2022	6,700,000	6,761,774
Utilities revenue: 1.79%
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2025	600,000	737,670
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2026	600,000	761,322
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2027	450,000	584,757
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	7,500,000	8,616,225
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	35,840,000	38,558,106
				49,258,080
				64,811,758
Texas: 11.86%
Airport revenue: 0.87%
Dallas-Fort Worth TX International Airport Series 2020A	5.00	11-1-2025	1,000,000	1,216,540
Dallas-Fort Worth TX International Airport Series B	5.00	11-1-2023	500,000	540,540
El Paso TX Airport Series 2018	5.00	8-15-2025	3,110,000	3,676,735
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020A	5.00	7-1-2026	1,000,000	1,221,870
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020A	5.00	7-1-2027	1,000,000	1,251,780
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020B	5.00	7-1-2026	1,500,000	1,856,415
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020B	5.00	7-1-2027	3,000,000	3,807,150
The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series A	5.00%	7-1-2024	$ 3,620,000	$ 3,865,255
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series B	5.00	7-1-2027	6,090,000	6,524,339
				23,960,624
Education revenue: 0.43%
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2021	665,000	680,621
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2022	1,000,000	1,060,440
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2023	1,510,000	1,654,598
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2024	3,125,000	3,526,844
Texas A&M University System Permanent University Series A	5.00	7-1-2021	4,870,000	4,986,588
				11,909,091
GO revenue: 5.26%
Cypress-Fairbanks TX Independent School District Series B-2	2.13	2-15-2040	17,000,000	17,194,310
Dallas TX Unrefunded Balance Refunding Bond	5.00	2-15-2021	3,580,000	3,599,511
Denton TX Independent School District School Building Series B	2.00	8-1-2044	4,070,000	4,302,845
Eanes TX Independent School District School Building Series B	1.75	8-1-2039	7,465,000	7,760,987
Hays TX Consolidated Independent School District Building Bond Series B	2.70	8-15-2042	7,370,000	7,624,118
Houston TX Public Improvement Series A	5.00	3-1-2021	4,000,000	4,030,360
Houston TX Public Improvement Series A	5.00	3-1-2022	5,000,000	5,281,050
Houston TX Public Improvement Series A	5.00	3-1-2023	3,500,000	3,861,060
Lake Travis TX Independent School District Prefunded Bond Series B	2.63	2-15-2048	1,010,000	1,036,482
Lake Travis TX Independent School District Series B	2.63	2-15-2048	1,720,000	1,765,098
Lake Travis TX Independent School District Series B	2.63	2-15-2048	7,270,000	7,457,348
Leander TX Independent School District Refunding CAB ¤	0.00	8-15-2023	1,065,000	1,056,097
Mansfield TX Independent School District	2.50	8-1-2042	8,500,000	8,608,800
McAllen TX Independent School District Series A	5.00	2-15-2024	2,620,000	2,887,135
New Caney TX Independent School District School Building Bond	3.00	2-15-2050	1,100,000	1,118,392
North East TX Independent School District	2.20	8-1-2049	4,800,000	5,064,720
North East TX Independent School District	2.38	8-1-2047	7,135,000	7,367,030
Northside TX Independent School District School Building	0.70	6-1-2050	5,000,000	5,047,150
Northside TX Independent School District School Building Bond	1.75	6-1-2032	5,675,000	5,690,436
Northside TX Independent School District School Building Bond	2.00	6-1-2046	10,970,000	11,047,339
Northside TX Independent School District School Building Bond Series 2018	2.75	8-1-2048	20,305,000	21,486,954
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  35

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Texas Transportation Commission Mobility Fund Series B (SIFMA Municipal Swap+0.30%)±	0.39%	10-1-2041	$ 4,500,000	$ 4,505,940
Tomball TX Independent School District Series B2	2.13	2-15-2039	6,750,000	6,827,153
				144,620,315
Health revenue: 0.43%
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann Health System (SIFMA Municipal Swap+0.57%)±	0.66	12-1-2049	11,000,000	10,946,650
Travis County TX Health Facilities Development Corporation Longhorn Village Project Series A	7.13	1-1-2046	845,000	845,000
				11,791,650
Housing revenue: 1.21%
Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	20,000,000	20,136,400
Dallas TX Housing Finance Corporation Multifamily Housing Estates at Shiloh	1.51	7-1-2037	7,000,000	7,145,110
Odessa TX Housing Finance Corporation Multifamily Housing Vera Odessa Apartments (FHA Insured)	0.35	9-1-2023	6,000,000	5,997,300
				33,278,810
Miscellaneous revenue: 0.06%
Texas Subordinate Bond Series E2	2.25	8-1-2029	1,675,000	1,677,395
Resource recovery revenue: 1.21%
Mission TX Economic Development Corporation Republic Services Incorporated Project	0.30	1-1-2026	20,000,000	19,999,800
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	0.17	4-1-2040	5,000,000	5,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	0.25	11-1-2040	8,100,000	8,100,000
				33,099,800
Transportation revenue: 0.29%
Central Texas Regional Mobility Authority Subordinate Bond	4.00	1-1-2022	6,000,000	6,092,280
North Texas Tollway Authority Series A	5.00	1-1-2021	1,860,000	1,860,000
				7,952,280
Utilities revenue: 1.39%
San Antonio TX Electric & Gas Revenue Various Refunding Bond Junior Lien Series 2020	1.75	2-1-2049	11,500,000	12,106,165
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond Series 2015D	1.13	12-1-2045	10,000,000	10,309,300
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond Series 2018	2.75	2-1-2048	6,000,000	6,286,140
Texas Municipal Gas Acquisition & Supply Corporation Series A (SIFMA Municipal Swap+0.55%)±	0.64	9-15-2027	9,470,000	9,449,071
				38,150,676
The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.71%
San Antonio TX Water System Junior Lien Series A	2.63%	5-1-2049	$12,490,000	$ 13,413,261
San Antonio TX Water System Junior Lien Series B	2.00	5-1-2044	5,930,000	6,119,641
				19,532,902
				325,973,543
Utah: 0.42%
Airport revenue: 0.31%
Salt Lake City UT International Airport Series A	5.00	7-1-2023	3,150,000	3,482,073
Salt Lake City UT International Airport Series A	5.00	7-1-2024	2,000,000	2,290,300
Salt Lake City UT International Airport Series A	5.00	7-1-2025	2,300,000	2,721,866
				8,494,239
Housing revenue: 0.11%
Utah Housing Corporation Multifamily Lincoln Tower Apartments Project	1.54	8-1-2022	3,000,000	3,020,730
				11,514,969
Vermont: 0.02%
Education revenue: 0.02%
Vermont Educational & Health Buildings Financing Agency Saint Michael's College Project	5.00	10-1-2026	575,000	597,477
Virginia: 2.32%
Health revenue: 0.04%
Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	4.00	1-1-2021	440,000	440,000
Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	4.00	1-1-2022	525,000	534,555
				974,555
Housing revenue: 0.50%
Spotsylvania County VA EDA Palmers Creek Apartments Project (FHA/GNMA Insured)	1.45	8-1-2022	13,700,000	13,848,919
Industrial development revenue: 0.12%
Peninsula VA Ports Authority Coal Terminal Refunding Bond Dominion Terminal Associates Project	1.70	10-1-2033	3,300,000	3,350,424
Miscellaneous revenue: 0.65%
Westmoreland County VA IDA Lease BAN High School Project	2.00	6-1-2022	17,510,000	17,787,008
Tax revenue: 0.06%
Marquis VA CDA CAB Series 2015 144A¤	0.00	9-1-2045	680,000	346,800
Marquis VA CDA CAB Series A	5.10	9-1-2036	2,169,000	1,107,014
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	3,493,000	179,470
				1,633,284
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  37

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.63%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00%	11-1-2023	$14,115,000	$ 15,775,912
Virginia Commonwealth Transportation Board Refunding Bond Series A	5.00	5-15-2023	1,500,000	1,669,290
				17,445,202
Utilities revenue: 0.32%
York County VA EDA PCR Virginia Electric and Power Company Project Series A	1.90	5-1-2033	8,500,000	8,808,805
				63,848,197
Washington: 4.18%
Airport revenue: 0.16%
Port of Seattle WA Refunding Bond Series B	5.00	8-1-2023	4,155,000	4,435,463
Education revenue: 0.78%
University of Washington Series A	5.00	5-1-2048	20,500,000	21,304,420
GO revenue: 0.30%
Washington Refunding Bond %%	5.00	6-1-2025	1,000,000	1,197,260
Washington Refunding Bond %%	5.00	6-1-2026	1,570,000	1,944,021
Washington Series A	5.00	8-1-2022	4,800,000	5,166,240
				8,307,521
Health revenue: 0.70%
Washington Health Care Facilities Authority Catholic Health Initiatives Series A	5.00	2-1-2023	1,025,000	1,028,516
Washington Health Care Facilities Authority Commonspirit Health Series B1	5.00	8-1-2049	2,500,000	2,830,450
Washington Health Care Facilities Authority Commonspirit Health Series B3	5.00	8-1-2049	4,000,000	4,834,000
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR+1.10%)±	1.20	1-1-2042	9,500,000	9,534,105
Washington Housing Finance Commission Nonprofit Housing Revenue Rockwood Retirement Communities 144A	3.00	7-1-2027	1,000,000	1,007,320
				19,234,391
Housing revenue: 0.89%
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2025	500,000	585,420
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2026	730,000	880,490
Washington Housing Finance Commission MFHR College Glen Apartments Project Series A (FHA Insured)	1.55	7-1-2022	5,880,000	5,950,736
Washington Housing Finance Commission MFHR Sanford Hildebrandt Towers Project	2.25	7-1-2021	17,025,000	17,025,000
				24,441,646
Miscellaneous revenue: 0.04%
FYI Properties Refunding Bond State of Washington District Project	5.00	6-1-2027	1,000,000	1,242,970
The accompanying notes are an integral part of these financial statements.

38  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 1.31%
Seattle WA Municipal Light & Power Refunding Bond Series B-2 (SIFMA Municipal Swap+0.29%)±	0.38%	5-1-2045	$12,635,000	$ 12,635,253
Seattle WA Municipal Light & Power Refunding Bond Series C-1 (SIFMA Municipal Swap+0.49%)±	0.58	11-1-2046	23,190,000	23,263,744
				35,898,997
				114,865,408
West Virginia: 0.39%
GO revenue: 0.08%
Berkeley County WV Board of Education Public School Series 2020	2.00	5-1-2023	1,000,000	1,040,610
Berkeley County WV Board of Education Public School Series 2020	2.00	5-1-2024	1,000,000	1,056,380
				2,096,990
Utilities revenue: 0.31%
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	8,300,000	8,535,305
				10,632,295
Wisconsin: 3.35%
Airport revenue: 0.16%
Wisconsin Airport Facilities PFA Senior Obligation Group Series B	5.00	7-1-2022	4,210,000	4,369,727
Education revenue: 0.05%
Wisconsin PFA Guilford College	5.00	1-1-2021	650,000	650,000
Wisconsin PFA Guilford College	5.00	1-1-2022	625,000	631,056
				1,281,056
Health revenue: 1.89%
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-3	5.00	8-15-2054	2,000,000	2,275,940
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-4	5.00	8-15-2054	1,450,000	1,714,176
Wisconsin HEFA Advocate Aurora Health Credit Group Series C-4 (SIFMA Municipal Swap+0.65%)±	0.74	8-15-2054	4,200,000	4,219,488
Wisconsin HEFA Ascension Health Alliance	5.00	11-15-2033	12,000,000	14,181,360
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2025	1,000,000	1,188,280
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2026	1,060,000	1,299,009
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	3,000,000	3,451,500
Wisconsin HEFA Marshfield Clinic Health System Incorporated Series B2	5.00	2-15-2051	18,300,000	22,198,083
Wisconsin HEFA Marshfield Clinic Series 2012B	5.00	2-15-2026	630,000	658,470
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2024	155,000	166,052
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2025	245,000	265,805
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2026	355,000	388,682
				52,006,845
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  39

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.89%
Waukesha County WI Anticipation Notes Series C	3.00%	5-1-2022	$ 570,000	$ 571,151
Waukesha County WI Series B	3.00	5-1-2021	6,400,000	6,412,992
Wisconsin State Refunding Bond Series A	5.00	5-1-2022	8,040,000	8,553,756
Wisconsin State Refunding Bond Series A	5.00	5-1-2023	8,015,000	8,910,837
				24,448,736
Resource recovery revenue: 0.36%
Wisconsin PFA Series A-2	0.30	10-1-2025	10,000,000	10,000,100
				92,106,464
Total Municipal obligations (Cost $2,608,872,627)				2,668,050,087

		Yield	Shares
Short-term investments: 1.13%
Investment companies: 1.13%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01%	31,131,260	31,140,600
Total Short-term investments (Cost $31,140,569)				31,140,600
Total investments in securities (Cost $2,664,413,196)	99.12%			2,723,590,687
Other assets and liabilities, net	0.88			24,276,050
Total net assets	100.00%			$ 2,747,866,737

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

40  |  Wells Fargo Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)
Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$5,068,712	$556,535,234	$(530,463,091)	$463	$(718)	$31,140,600	1.13%	31,131,260	$1,920
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  41

Statement of assets and liabilities—December 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $2,633,272,627)	$ 2,692,450,087
Investments in affiliated securites, at value (cost $31,140,569)	31,140,600
Cash	468
Receivable for interest	21,727,980
Receivable for Fund shares sold	10,358,412
Receivable for investments sold	1,776,000
Total assets	2,757,453,547
Liabilities
Payable for investments purchased	4,118,624
Payable for Fund shares redeemed	2,950,268
Dividends payable	923,929
Management fee payable	690,581
Administration fees payable	236,615
Distribution fee payable	5,433
Trustees’ fees and expenses payable	2,060
Accrued expenses and other liabilities	659,300
Total liabilities	9,586,810
Total net assets	$2,747,866,737
Net assets consist of
Paid-in capital	$ 2,740,973,527
Total distributable earnings	6,893,210
Total net assets	$2,747,866,737
Computation of net asset value and offering price per share
Net assets – Class A	$ 719,112,952
Shares outstanding – Class A1	72,040,817
Net asset value per share – Class A	$9.98
Maximum offering price per share – Class A2	$10.18
Net assets – Class C	$ 7,694,764
Shares outstanding – Class C1	770,847
Net asset value per share – Class C	$9.98
Net assets – Class R6	$ 478,699,617
Shares outstanding – Class R6[1]	47,864,181
Net asset value per share – Class R6	$10.00
Net assets – Administrator Class	$ 11,106,814
Shares outstanding – Administrator Class[1]	1,112,079
Net asset value per share – Administrator Class	$9.99
Net assets – Institutional Class	$ 1,531,252,590
Shares outstanding – Institutional Class[1]	153,116,342
Net asset value per share – Institutional Class	$10.00
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

42  |  Wells Fargo Short-Term Municipal Bond Fund

Statement of operations—six months ended December 31, 2020 (unaudited)

Investment income
Interest	$ 28,263,875
Income from affiliated securities	1,920
Total investment income	28,265,795
Expenses
Management fee	5,114,105
Administration fees
Class A	594,253
Class C	9,874
Class R6	89,085
Administrator Class	8,308
Institutional Class	681,058
Shareholder servicing fees
Class A	926,872
Class C	15,360
Administrator Class	20,583
Distribution fee
Class C	46,033
Custody and accounting fees	78,306
Professional fees	36,495
Registration fees	80,055
Shareholder report expenses	98,203
Trustees’ fees and expenses	9,874
Other fees and expenses	43,386
Total expenses	7,851,850
Less: Fee waivers and/or expense reimbursements
Fund-level	(676,830)
Class A	(257,119)
Class C	(4,018)
Administrator Class	(4,352)
Net expenses	6,909,531
Net investment income	21,356,264
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	1,198,797
Affiliated securities	463
Net realized gains on investments	1,199,260
Net change in unrealized gains (losses) on
Unaffiliated securities	19,331,431
Affiliated securities	(718)
Net change in unrealized gains (losses) on investments	19,330,713
Net realized and unrealized gains (losses) on investments	20,529,973
Net increase in net assets resulting from operations	$41,886,237
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  43

Statement of changes in net assets

	Six months ended December 31, 2020 (unaudited)		Year ended June 30, 2020
Operations
Net investment income		$ 21,356,264		$ 61,771,330
Net realized gains (losses) on investments		1,199,260		(10,303,927)
Net change in unrealized gains (losses) on investments		19,330,713		4,040,095
Net increase in net assets resulting from operations		41,886,237		55,507,498
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,604,000)		(12,821,770)
Class C		(30,273)		(174,616)
Class R6		(4,499,885)		(12,105,361)
Administrator Class		(105,656)		(417,282)
Institutional Class		(12,493,619)		(34,358,443)
Total distributions to shareholders		(21,733,433)		(59,877,472)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,993,653	49,722,489	8,784,206	87,069,338
Class C	50,767	505,192	232,715	2,303,946
Class R6	5,174,691	51,611,383	26,743,010	265,860,662
Administrator Class	42,371	421,550	403,245	4,002,941
Institutional Class	25,069,969	250,065,949	69,711,947	690,696,127
		352,326,563		1,049,933,014
Reinvestment of distributions
Class A	439,380	4,376,144	1,217,651	12,072,188
Class C	2,874	28,625	15,450	153,234
Class R6	251,554	2,509,793	763,747	7,588,226
Administrator Class	9,908	98,718	40,545	402,421
Institutional Class	1,035,314	10,330,086	2,922,853	29,035,946
		17,343,366		49,252,015
Payment for shares redeemed
Class A	(8,328,756)	(82,900,923)	(35,025,616)	(346,670,591)
Class C	(983,448)	(9,786,120)	(2,013,422)	(19,947,015)
Class R6	(20,589,327)	(205,472,142)	(43,721,125)	(433,057,352)
Administrator Class	(810,280)	(8,079,428)	(2,152,095)	(21,342,631)
Institutional Class	(66,212,232)	(660,611,998)	(96,689,449)	(956,952,570)
		(966,850,611)		(1,777,970,159)
Net decrease in net assets resulting from capital share transactions		(597,180,682)		(678,785,130)
Total decrease in net assets		(577,027,878)		(683,155,104)
Net assets
Beginning of period		3,324,894,615		4,008,049,719
End of period		$2,747,866,737		$ 3,324,894,615
The accompanying notes are an integral part of these financial statements.

44  |  Wells Fargo Short-Term Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.92	$9.92	$9.83	$9.85	$9.96	$9.93
Net investment income	0.06	0.15	0.15	0.13	0.12	0.11
Net realized and unrealized gains (losses) on investments	0.06	(0.01)	0.10	(0.02)	(0.11)	0.04
Total from investment operations	0.12	0.14	0.25	0.11	0.01	0.15
Distributions to shareholders from
Net investment income	(0.06)	(0.14)	(0.16)	(0.13)	(0.12)	(0.11)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Tax basis return of capital	0.00	0.00	(0.00) [1]	0.00	0.00	0.00
Total distributions to shareholders	(0.06)	(0.14)	(0.16)	(0.13)	(0.12)	(0.12)
Net asset value, end of period	$9.98	$9.92	$9.92	$9.83	$9.85	$9.96
Total return[2]	1.24%	1.47%	2.57%	1.15%	0.14%	1.49%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.76%	0.76%	0.77%	0.76%	0.75%
Net expenses	0.63%	0.63%	0.63%	0.63%	0.63%	0.62%
Net investment income	1.22%	1.52%	1.59%	1.34%	1.23%	1.11%
Supplemental data
Portfolio turnover rate	11%	35%	33%	31%	23%	16%
Net assets, end of period (000s omitted)	$719,113	$743,254	$991,514	$1,209,079	$1,619,974	$3,362,147

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  45

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.92	$9.92	$9.83	$9.85	$9.96	$9.93
Net investment income	0.03	0.08	0.08	0.06	0.05	0.04
Net realized and unrealized gains (losses) on investments	0.05	(0.01)	0.10	(0.02)	(0.11)	0.04
Total from investment operations	0.08	0.07	0.18	0.04	(0.06)	0.08
Distributions to shareholders from
Net investment income	(0.02)	(0.07)	(0.09)	(0.06)	(0.05)	(0.04)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Tax basis return of capital	0.00	0.00	(0.00) [1]	0.00	0.00	0.00
Total distributions to shareholders	(0.02)	(0.07)	(0.09)	(0.06)	(0.05)	(0.05)
Net asset value, end of period	$9.98	$9.92	$9.92	$9.83	$9.85	$9.96
Total return[2]	0.85%	0.71%	1.81%	0.40%	(0.61)%	0.73%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.50%	1.51%	1.52%	1.51%	1.50%
Net expenses	1.38%	1.38%	1.38%	1.38%	1.38%	1.37%
Net investment income	0.46%	0.77%	0.84%	0.59%	0.49%	0.35%
Supplemental data
Portfolio turnover rate	11%	35%	33%	31%	23%	16%
Net assets, end of period (000s omitted)	$7,695	$16,870	$34,381	$48,101	$62,796	$82,111

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

46  |  Wells Fargo Short-Term Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2020 (unaudited)	2020	2019 [1]
Net asset value, beginning of period	$9.94	$9.94	$9.86
Net investment income	0.08	0.18	0.17
Net realized and unrealized gains (losses) on investments	0.06	(0.01)	0.08
Total from investment operations	0.14	0.17	0.25
Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.17)
Tax basis return of capital	0.00	0.00	(0.00) [2]
Total distributions to shareholders	(0.08)	(0.17)	(0.17)
Net asset value, end of period	$10.00	$9.94	$9.94
Total return[3]	1.38%	1.75%	2.60%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.38%	0.38%
Net expenses	0.35%	0.35%	0.35%
Net investment income	1.49%	1.80%	1.94%
Supplemental data
Portfolio turnover rate	11%	35%	33%
Net assets, end of period (000s omitted)	$478,700	$626,312	$787,524

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  47

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.92	$9.93	$9.84	$9.86	$9.97	$9.95
Net investment income	0.06 [1]	0.16	0.16	0.14	0.13	0.11 [1]
Net realized and unrealized gains (losses) on investments	0.07	(0.02)	0.09	(0.02)	(0.11)	0.03
Total from investment operations	0.13	0.14	0.25	0.12	0.02	0.14
Distributions to shareholders from
Net investment income	(0.06)	(0.15)	(0.16)	(0.14)	(0.13)	(0.11)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Tax basis return of capital	0.00	0.00	(0.00) [2]	0.00	0.00	0.00
Total distributions to shareholders	(0.06)	(0.15)	(0.16)	(0.14)	(0.13)	(0.12)
Net asset value, end of period	$9.99	$9.92	$9.93	$9.84	$9.86	$9.97
Total return[3]	1.35%	1.39%	2.60%	1.18%	0.17%	1.42%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.69%	0.70%	0.71%	0.70%	0.66%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.59%
Net investment income	1.25%	1.55%	1.62%	1.36%	1.27%	1.08%
Supplemental data
Portfolio turnover rate	11%	35%	33%	31%	23%	16%
Net assets, end of period (000s omitted)	$11,107	$18,560	$35,517	$44,186	$68,621	$95,121

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

48  |  Wells Fargo Short-Term Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.94	$9.94	$9.85	$9.87	$9.98	$9.95
Net investment income	0.07	0.17	0.18	0.16	0.15	0.13
Net realized and unrealized gains (losses) on investments	0.06	(0.00) [1]	0.09	(0.02)	(0.11)	0.04
Total from investment operations	0.13	0.17	0.27	0.14	0.04	0.17
Distributions to shareholders from
Net investment income	(0.07)	(0.17)	(0.18)	(0.16)	(0.15)	(0.13)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Tax basis return of capital	0.00	0.00	(0.00) [2]	0.00	0.00	0.00
Total distributions to shareholders	(0.07)	(0.17)	(0.18)	(0.16)	(0.15)	(0.14)
Net asset value, end of period	$10.00	$9.94	$9.94	$9.85	$9.87	$9.98
Total return[3]	1.35%	1.70%	2.81%	1.39%	0.37%	1.71%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.43%	0.43%	0.44%	0.43%	0.42%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.44%	1.74%	1.80%	1.58%	1.48%	1.33%
Supplemental data
Portfolio turnover rate	11%	35%	33%	31%	23%	16%
Net assets, end of period (000s omitted)	$1,531,253	$1,919,898	$2,159,113	$3,421,249	$3,427,060	$2,261,092

[1]	Amount is more than $(0.005).
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Municipal Bond Fund  |  49

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short-Term Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to

50  |  Wells Fargo Short-Term Municipal Bond Fund

Notes to financial statements (unaudited)
make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2020, the aggregate cost of all investments for federal income tax purposes was $2,664,002,720 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$63,350,041
Gross unrealized losses	(3,762,074)
Net unrealized gains	$59,587,967
As of June 30, 2020, the Fund had capital loss carryforwards which consisted of $4,358,707 in short-term capital losses and $49,074,399 in long-term capital losses.
Class allocations
The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Wells Fargo Short-Term Municipal Bond Fund  |  51

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$ 0	$ 24,400,000	$0	$ 24,400,000
Municipal obligations	0	2,668,050,087	0	2,668,050,087
Short-term investments
Investment companies	31,140,600	0	0	31,140,600
Total assets	$31,140,600	$2,692,450,087	$0	$2,723,590,687
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the six months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended December 31, 2020, the management fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, Incorporated, an affiliate of Funds

52  |  Wells Fargo Short-Term Municipal Bond Fund

Notes to financial statements (unaudited)
Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.63% for Class A shares, 1.38% for Class C shares, 0.35% for Class R6 shares, 0.60% for Administrator Class shares, and 0.40% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2020, Funds Distributor received $416 from the sale of Class A shares and $51 in contingent deferred sales charges from redemptions of Class C shares. Funds Distributor did not receive any contingent deferred sales charges from Class A for the six months ended December 31, 2020.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $135,198,000, $296,845,063 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2020.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2020 were $316,430,677 and $437,458,703, respectively.

Wells Fargo Short-Term Municipal Bond Fund  |  53

Notes to financial statements (unaudited)
6. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2020, there were no borrowings by the Fund under the agreement.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
9. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement(s). The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

54  |  Wells Fargo Short-Term Municipal Bond Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Short-Term Municipal Bond Fund  |  55

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

56  |  Wells Fargo Short-Term Municipal Bond Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Short-Term Municipal Bond Fund  |  57

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
1  Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.
2  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

58  |  Wells Fargo Short-Term Municipal Bond Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0121-00282 02-21
SA256/SAR256 12-20

Semi-Annual Report
December 31, 2020
Wells Fargo
Strategic Municipal Bond Fund

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The views expressed and any forward-looking statements are as of December 31, 2020, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Strategic Municipal Bond Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Strategic Municipal Bond Fund for the six-month period that ended December 31, 2020. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 22.16%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 24.33%, while the MSCI EM Index (Net),3 had even stronger performance, with a 31.14% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned 1.29%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 9.44%, and the Bloomberg Barclays Municipal Bond Index,6 returned 3.07% while the ICE BofA U.S. High Yield Index,7 gained a hefty 11.49%.
The stock market rally continued in July.
After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income. However, economic data and a resurgence of COVID-19 cases underscored the urgent need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China’s second-quarter GDP grew 3.2% year over year. The U.S. economy added 1.8 million jobs in July, but a double-digit jobless rate persisted.
The stock market continued to rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases as well as the expiration of the $600 weekly bonus unemployment benefit in July. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Andrew Owen
President
Wells Fargo Funds
“After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Strategic Municipal Bond Fund

Letter to shareholders (unaudited)
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Strategic Municipal Bond Fund  |  3

Letter to shareholders (unaudited)
Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (expected to be extended through June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Strategic Municipal Bond Fund

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Performance highlights (unaudited)
Investment objective
The Fund seeks current income exempt from regular federal income tax.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Terry J. Goode
Robert J. Miller
Nicholos Venditti*
Average annual total returns (%) as of December 31, 2020
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (VMPAX)	12-1-1994	-0.97	1.80	2.50	3.13	2.62	2.91	0.79	0.79
Class C (DHICX)	8-18-1997	1.36	1.85	2.14	2.36	1.85	2.14	1.54	1.54
Class R6 (VMPRX)[3]	7-31-2018	–	–	–	3.52	2.88	3.10	0.41	0.41
Administrator Class (VMPYX)	10-6-1997	–	–	–	3.24	2.77	3.05	0.73	0.68
Institutional Class (STRIX)[4]	11-30-2012	–	–	–	3.47	2.96	3.22	0.46	0.46
Bloomberg Barclays Short-Intermediate Municipal Bond Index[5]	–	–	–	–	3.97	2.74	2.95	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.
Please see footnotes on page 7.

6  |  Wells Fargo Strategic Municipal Bond Fund

Performance highlights (unaudited)
Effective maturity distribution as of December 31, 2020[6]
Credit quality as of December 31, 2020[7]

*	Mr. Venditti became a portfolio manager of the Fund on September 1, 2020.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.81% for Class A, 1.56% for Class C, 0.43% for Class R6, 0.68% for Administrator Class, and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	Historical performance shown for the Institutional class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
[5]	The Bloomberg Barclays Short-Intermediate Municipal Bond Index is a rules-based, market-value-weighted index composed of publicly traded municipal bonds that cover the U.S. dollar–denominated short-term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and prefunded bonds. You cannot invest directly in an index.
[6]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.
[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Strategic Municipal Bond Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2020 to December 31, 2020.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2020	Ending account value 12-31-2020	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,023.20	$4.03	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Class C
Actual	$1,000.00	$1,019.30	$7.84	1.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.44	$7.83	1.54%
Class R6
Actual	$1,000.00	$1,025.16	$2.09	0.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	$2.09	0.41%
Administrator Class
Actual	$1,000.00	$1,023.78	$3.47	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%
Institutional Class
Actual	$1,000.00	$1,024.90	$2.35	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$2.35	0.46%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.70%
Other: 0.70%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (100 shares) 0.51% 144Aø	$10,000,000	10,000,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series C (100 shares) 0.15% 144Aø	10,000,000	10,000,000
Total Closed end municipal bond fund obligations (Cost $20,000,000)		20,000,000

	Interest rate	Maturity date
Municipal obligations: 96.82%
Alabama: 1.30%
Health revenue: 0.19%
Birmingham AL Special Care Facilities Ascension Senior Credit Group Series C-1	1.85	11-15-2046	5,395,000	5,544,873
Industrial development revenue: 0.14%
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company	2.00	11-1-2033	3,675,000	3,883,152
Utilities revenue: 0.97%
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	2,050,000	2,074,088
Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	2,000,000	2,189,160
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	8,660,000	9,996,498
Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	12,150,000	13,487,715
				27,747,461
				37,175,486
Alaska: 0.54%
Health revenue: 0.23%
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2027	1,455,000	1,835,221
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2028	1,530,000	1,968,070
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2029	2,220,000	2,911,841
				6,715,132
Industrial development revenue: 0.14%
Valdez AK Marine Terminal BP Pipelines Project Series B	5.00	1-1-2021	4,000,000	4,000,000
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  9

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.17%
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00%	1-1-2022	$ 1,735,000	$ 1,800,132
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00	1-1-2023	2,835,000	3,042,777
				4,842,909
				15,558,041
Arizona: 2.26%
Education revenue: 0.54%
Arizona Board Regents University Arizona System Revenue Refunding Speed Series C %%	5.00	8-1-2023	1,000,000	1,100,580
Arizona Board Regents University Arizona System Revenue Refunding Speed Series C %%	5.00	8-1-2025	600,000	710,646
Arizona IDA Agribusiness & Equine Center Incorporated Project Series 2017B 144A	4.00	3-1-2027	1,195,000	1,265,756
Arizona IDA Education Facility Leman Academy of Excellence Incorporated Project 144A	4.50	7-1-2029	765,000	803,655
Maricopa County AZ IDA Educational Horizon Community Learning Center Project	2.63	7-1-2021	550,000	550,385
Phoenix AZ IDA Great Hearts Academies Project	5.20	7-1-2022	240,000	245,597
Pima County AZ IDA American Leadership Academy Project Series 2015 144A	4.60	6-15-2025	940,000	983,249
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2021	1,210,000	1,230,062
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2022	1,245,000	1,270,348
Pima County AZ IDA Education Revenue Refunding Facility Edkey Charter 144A	3.50	7-1-2025	2,605,000	2,656,006
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	982,439
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	2,945,000	2,946,914
Pima County AZ IDA Noah Webster Schools Project Series A	5.50	12-15-2023	605,000	642,498
				15,388,135
GO revenue: 0.02%
Verrado AZ Community Facilities District #1 Series A 144A	5.00	7-15-2021	500,000	504,535
Health revenue: 0.45%
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2022	1,065,000	1,111,349
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2023	1,120,000	1,215,950
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project 144A	5.00	1-1-2026	3,015,000	3,059,351
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap+0.57%)±	0.66	1-1-2035	5,675,000	5,647,760
Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	1,810,000	1,810,253
				12,844,663
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.65%
Chandler AZ IDA Intel Corporation Project	5.00%	6-1-2049	$11,645,000	$ 13,393,730
Phoenix AZ IDA Various Republic Services Incorporated Projects	0.30	12-1-2035	5,410,000	5,409,946
				18,803,676
Miscellaneous revenue: 0.60%
Arizona IDA Revenue Lincoln South Beltway Project	5.00	2-1-2027	1,255,000	1,579,054
Arizona IDA Revenue Lincoln South Beltway Project	5.00	5-1-2027	1,125,000	1,423,406
Arizona IDA Revenue Lincoln South Beltway Project	5.00	8-1-2027	1,205,000	1,534,519
Arizona IDA Revenue Lincoln South Beltway Project	5.00	11-1-2027	1,000,000	1,281,480
Navajo Nation AZ Series A 144A	4.00	12-1-2022	6,345,000	6,533,637
Navajo Nation AZ Series A 144A	5.00	12-1-2025	4,110,000	4,545,167
Navajo Nation AZ Tribal Utility Authority (Municipal Government Guaranty Insured)	4.00	1-1-2021	406,000	406,000
				17,303,263
				64,844,272
Arkansas: 0.10%
Tax revenue: 0.10%
Fayetteville AR Sales and Use Tax Capital Improvement Refunding Bonds Series A	1.60	11-1-2035	2,750,000	2,748,680
California: 4.97%
Airport revenue: 0.30%
Port Oakland CA Revenue Refunding Intermediate Lien Series H %%	5.00	5-1-2024	3,100,000	3,528,978
San Francisco County CA AMT Series A	5.00	5-1-2027	4,775,000	5,055,245
				8,584,223
Education revenue: 0.04%
California Municipal Finance Authority Charter School Nova Academy Project Series 2016A 144A	4.00	6-15-2026	760,000	795,644
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A 144A	4.50	6-1-2027	250,000	276,195
				1,071,839
GO revenue: 0.12%
El Cerrito CA Tax and Revenue Anticipation Notes	3.00	7-1-2021	3,510,000	3,545,907
Health revenue: 1.16%
California Statewide CDA Health Facilities Catholic Series D (AGM Insured)€	0.05	7-1-2041	8,700,000	8,700,000
California Statewide CDA Health Facilities Catholic Series E (AGM Insured)€	0.19	7-1-2040	8,525,000	8,525,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0119 (Deutsche Bank LIQ)144Aø	0.22	7-1-2044	14,900,000	14,900,000
San Buenaventura CA Community Mental Health System	6.50	12-1-2021	1,250,000	1,302,738
				33,427,738
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  11

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.06%
California HFA Municipal Certificate of Participation Series 2 Class A	4.00%	3-20-2033	$ 1,477,320	$ 1,664,910
Industrial development revenue: 0.49%
California Infrastructure and Economic Development Bank Revenue AMT Brightline West Passenger 144A	0.45	1-1-2050	14,000,000	14,013,020
Miscellaneous revenue: 0.74%
Compton CA PFA Lease 144A	4.00	9-1-2022	2,305,000	2,340,728
Turlock CA PFA Water Revenue BAN	4.00	3-1-2027	18,500,000	18,940,670
				21,281,398
Resource recovery revenue: 0.52%
California PCFA Series A 144A	0.30	8-1-2023	15,000,000	14,999,850
Tax revenue: 1.54%
Mizuho Tender Option Bond Trust Receipts/Floater Certificates (Mizuho Capital Markets LLC LIQ)144Aø	0.16	7-11-2040	3,825,000	3,825,000
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.29	3-1-2021	28,500,000	28,500,000
Santa Clara Valley CA Transportation Series B (TD Bank NA SPA)ø	0.06	4-1-2036	10,000,000	10,000,000
Transbay Joint Powers Authority Green Subordinated Bond Tax Allocation Bond Series B	2.40	10-1-2049	1,820,000	1,850,157
				44,175,157
				142,764,042
Colorado: 1.44%
Education revenue: 0.36%
Colorado ECFA Eagle Ridge Academy Project 144A	3.63	11-1-2026	1,600,000	1,616,864
Colorado ECFA Rocky Mountain Classical Academy Project	6.38	9-1-2023	920,000	1,011,402
Colorado ECFA Vanguard School Project	4.00	6-15-2021	250,000	253,563
Colorado ECFA Vanguard School Project	4.00	6-15-2022	515,000	538,618
Colorado ECFA Windsor Charter Academy	3.88	9-1-2026	1,085,000	1,094,971
Colorado School of Mines Institutional Enterprise Refunding Bonds Series 2018A (1 Month LIBOR+0.50%)±	0.60	2-1-2023	5,730,000	5,714,013
				10,229,431
GO revenue: 0.13%
Aviation Station North Metropolitan District #2 Colorado Improvement & Refunding Bonds Limited Tax Series A	4.00	12-1-2029	500,000	518,615
Centennial CO Southglenn Metropolitan District	3.00	12-1-2021	259,000	259,508
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,188,040
Mirabelle Metropolitan District #2 Colorado Senior Series A	5.00	12-1-2039	700,000	738,374
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Sterling Ranch Community Authority Board CO Supported Revenue Refunding and Improvement Limited Tax District #2	3.38%	12-1-2030	$ 500,000	$ 515,500
Thompson Crossing Metropolitan District #4 Colorado Improvement & Refunding Bonds Limited Tax	3.50	12-1-2029	515,000	528,199
				3,748,236
Health revenue: 0.74%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A	5.00	2-1-2022	3,415,000	3,426,850
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A	5.25	2-1-2031	5,150,000	5,168,798
Colorado Health Facilities Authority Series B-2	5.00	8-1-2049	3,000,000	3,625,500
Colorado HFA Catholic Health Initiatives Series 2008-D2 (Morgan Stanley Bank LIQ)144Aø	0.17	10-1-2037	9,000,000	9,000,000
				21,221,148
Miscellaneous revenue: 0.06%
Colorado State Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity	4.00	12-31-2024	1,610,000	1,800,415
Tax revenue: 0.12%
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2021	1,440,000	1,471,090
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2022	1,940,000	2,021,926
				3,493,016
Transportation revenue: 0.03%
Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2040	800,000	912,096
				41,404,342
Connecticut: 2.79%
Education revenue: 0.22%
Connecticut HEFAR Yale University Issue Series A-2	2.00	7-1-2042	1,500,000	1,626,450
Connecticut State HEFA University of Hartford Project Series N	5.00	7-1-2026	575,000	658,657
Connecticut State HEFA University of Hartford Project Series N	5.00	7-1-2027	430,000	499,755
Connecticut State HEFA University of Hartford Project Series N	5.00	7-1-2028	530,000	623,508
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2025	480,000	574,771
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	385,000	472,561
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	940,000	1,133,565
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	125,000	152,148
Connecticut State Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	500,000	608,350
				6,349,765
GO revenue: 0.34%
Bridgeport CT Series A	5.00	6-1-2026	1,220,000	1,437,111
Bridgeport CT Series A	5.00	6-1-2027	1,425,000	1,712,522
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  13

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Bridgeport CT Series A	5.00%	6-1-2028	$ 1,605,000	$ 1,933,351
Hartford CT Series A	5.00	4-1-2025	2,500,000	2,747,525
Hartford CT Series A	5.00	4-1-2027	1,650,000	1,807,427
				9,637,936
Health revenue: 0.36%
Connecticut HEFA Revenue Hartford Healthcare Series B2	5.00	7-1-2053	7,800,000	9,767,940
Connecticut HEFA Revenue Temps 50 Mclean Series B2 144A	2.75	1-1-2026	650,000	656,162
				10,424,102
Housing revenue: 0.34%
Meriden CT MFHR Yale Acres Project	1.73	8-1-2022	9,635,000	9,768,637
Miscellaneous revenue: 0.09%
Connecticut Series A (SIFMA Municipal Swap+0.75%)±	0.84	3-1-2021	2,700,000	2,702,079
Tax revenue: 1.44%
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series A	5.00	8-1-2029	16,280,000	19,327,290
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2030	3,000,000	3,894,300
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2031	9,000,000	11,625,570
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2032	5,000,000	6,420,150
				41,267,310
				80,149,829
Delaware: 0.06%
Education revenue: 0.06%
Delaware EDA Odyssey Charter School Project Series A 144A	6.25	9-1-2025	1,485,000	1,625,229
District of Columbia: 0.79%
Education revenue: 0.08%
District of Columbia Revenue Two Rivers Public Charter School Incorporate	3.00	6-1-2030	1,100,000	1,145,111
District of Columbia Revenue Two Rivers Public Charter School Incorporate	4.00	6-1-2030	1,000,000	1,113,840
				2,258,951
Housing revenue: 0.57%
District of Columbia HFA MFHR 1550 First Street Project	1.46	6-1-2039	16,100,000	16,307,851
Water & sewer revenue: 0.14%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	4,000,000	4,187,600
				22,754,402
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 2.34%
Airport revenue: 0.65%
Broward County FL Port Facilities Revenue Refunding Series C	5.00%	9-1-2027	$ 2,330,000	$ 2,904,252
Miami-Dade County FL Aviation Refunding AMT	5.00	10-1-2029	11,000,000	12,598,630
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2032	1,385,000	1,547,848
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,500,000	1,676,370
				18,727,100
Education revenue: 0.30%
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series 2017A 144A	4.38	6-15-2027	1,180,000	1,238,198
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series A 144A	4.00	6-15-2029	2,410,000	2,530,187
Capital Trust Agency FL Educational Facilities Revenue Imagine School at Land O' Lakes 144A	3.00	12-15-2029	420,000	421,634
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Incorporated 144A	4.00	9-15-2030	470,000	499,469
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2027	650,000	750,178
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2028	1,050,000	1,223,985
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2029	1,000,000	1,175,380
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A 144A	5.00	9-15-2025	700,000	739,158
				8,578,189
Health revenue: 0.30%
Lakeland FL Hospital System Lakeland Regional Health System	5.00	11-15-2022	4,495,000	4,662,214
Palm Beach County FL HFA Revenue Toby and Leon Cooperman Sinai	2.63	6-1-2025	4,000,000	4,072,640
				8,734,854
Housing revenue: 0.14%
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2021	1,265,000	1,288,023
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2022	1,325,000	1,408,011
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2023	1,190,000	1,316,461
				4,012,495
Industrial development revenue: 0.11%
Escambia County FL Environmental Improvement Refunding Bonds International Paper Company Project Series B	2.00	11-1-2033	825,000	871,728
Florida Development Finance Corporation 144A	5.00	5-1-2029	2,000,000	2,172,180
				3,043,908
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  15

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.14%
Florida Village Community Development District #10 Special Assessment Bonds	5.13%	5-1-2024	$ 1,770,000	$ 1,885,776
Florida Village Community Development District #12 Special Assessment Bonds Series 2016	2.88	5-1-2021	325,000	326,498
Florida Village Community Development District #13 Special Assessment Bonds	2.63	5-1-2024	500,000	509,330
Pinellas County FL IDA 2017 Foundation for Global Understanding Incorporated Project	5.00	7-1-2029	1,000,000	1,138,480
				3,860,084
Resource recovery revenue: 0.13%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	3,500,000	3,655,575
Transportation revenue: 0.06%
Osceola County FL Transportation Revenue Improvement & Refunding Bonds Osceola Parkway Series 2019A-1	5.00	10-1-2027	950,000	1,178,162
Osceola County FL Transportation Revenue Improvement & Refunding Bonds Osceola Parkway Series 2019A-1	5.00	10-1-2029	450,000	577,571
				1,755,733
Water & sewer revenue: 0.51%
Tohopekaliga FL Water Authority Utility System Bond 144A	5.00	10-1-2025	12,000,000	14,687,760
				67,055,698
Georgia: 4.27%
Health revenue: 0.37%
Georgia Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF1016 (Barclays Bank plc LIQ)144Aø	0.14	8-15-2049	10,520,000	10,520,000
Housing revenue: 0.03%
Northwest Georgia Housing Authority MFHR Charles Hight Apartments Project (FHA Insured)	1.54	8-1-2022	1,000,000	1,006,620
Transportation revenue: 0.08%
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A 144A¤	0.00	6-1-2024	2,500,000	2,269,075
Utilities revenue: 3.79%
Appling County GA Development Authority Oglethorpe Power Corporation Hatch Project	1.50	1-1-2038	2,500,000	2,552,675
Bartow County GA Development Authority Georgia Power Company Plant Bowen Project	1.55	8-1-2043	6,500,000	6,603,740
Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	2.75	12-1-2032	4,500,000	4,693,275
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	1,500,000	1,552,215
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	3,000,000	3,272,610
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	14,955,000	15,607,935
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Burke County GA Development Authority Pollution Control Revenue Bonds Georgia Power Company Plant Vogtle Project	1.70%	12-1-2049	$ 3,500,000	$ 3,609,130
Dalton GA Utilities Revenue Comb	5.00	3-1-2023	625,000	684,781
Dalton GA Utilities Revenue Comb	5.00	3-1-2024	350,000	398,398
Dalton GA Utilities Revenue Comb	5.00	3-1-2025	400,000	471,888
Dalton GA Utilities Revenue Comb	5.00	3-1-2026	600,000	728,832
Dalton GA Utilities Revenue Comb	5.00	3-1-2027	700,000	872,053
Dalton GA Utilities Revenue Comb	5.00	3-1-2028	850,000	1,083,725
Dalton GA Utilities Revenue Comb	5.00	3-1-2029	1,000,000	1,297,230
Dalton GA Utilities Revenue Comb	5.00	3-1-2030	1,100,000	1,452,055
Dalton GA Utilities Revenue Comb	5.00	3-1-2031	1,000,000	1,307,810
Dalton GA Utilities Revenue Comb	5.00	3-1-2032	1,000,000	1,302,000
Main Street Natural Gas Incorporated Georgia Gas Project Series B	4.00	8-1-2049	10,000,000	11,336,700
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00	8-1-2048	14,485,000	15,886,134
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	3-1-2050	10,500,000	12,330,990
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,640,000	2,875,462
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR+0.75%)±	0.85	4-1-2048	4,700,000	4,707,943
Municipal Electric Authority Georgia General Resolution Projects Subordinate Bonds Series A	5.00	1-1-2028	1,035,000	1,315,361
Municipal Electric Authority Georgia General Resolution Projects Subordinated Bonds Series A	5.00	1-1-2027	1,010,000	1,258,288
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2027	300,000	373,749
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2028	400,000	508,352
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2029	400,000	512,468
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2028	1,000,000	1,267,780
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2029	910,000	1,162,106
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2027	1,150,000	1,432,705
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2028	1,270,000	1,614,018
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2029	1,140,000	1,479,013
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2030	1,025,000	1,319,667
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2031	1,385,000	1,775,764
				108,646,852
				122,442,547
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  17

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Guam: 0.07%
Miscellaneous revenue: 0.07%
Guam Government Department Education Certificates Participation Refunding John F Kennedy High School	3.63%	2-1-2025	$ 750,000	$ 754,605
Guam Government Department Education Certificates Participation Refunding John F Kennedy High School	4.25	2-1-2030	1,355,000	1,395,257
				2,149,862
Hawaii: 0.34%
Airport revenue: 0.03%
Hawaii Airports System Revenue Refunding AMT	5.00	7-1-2024	1,000,000	1,023,490
Health revenue: 0.31%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap+0.45%)±	0.54	7-1-2039	8,815,000	8,815,000
				9,838,490
Illinois: 18.19%
Airport revenue: 1.93%
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2013A	5.50	1-1-2027	3,925,000	4,281,155
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2026	7,000,000	7,826,840
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2030	5,175,000	5,713,614
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Refunding Bonds Series B	5.00	1-1-2032	5,125,000	5,323,133
Chicago IL O'Hare International Airport Customer Facility Charge	5.25	1-1-2023	1,350,000	1,441,962
Chicago IL O'Hare International Airport Customer Facility Charge	5.25	1-1-2024	1,665,000	1,777,837
Chicago IL O'Hare International Airport Passenger Facility Charge	4.00	1-1-2029	10,955,000	11,254,400
Chicago IL O'Hare International Airport Senior Lien Bonds Series 2015 C	5.00	1-1-2022	695,000	725,385
Chicago IL O'Hare International Airport Senior Lien Bonds Series 2015 D	5.00	1-1-2021	500,000	500,000
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2013A	5.00	1-1-2026	2,690,000	2,918,166
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2015A	5.00	1-1-2028	10,000,000	11,560,200
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2017D	5.00	1-1-2025	1,700,000	1,979,038
				55,301,730
Education revenue: 0.26%
Illinois Finance Authority Revenue Refunding Bradley University Project Series C	5.00	8-1-2028	1,860,000	2,192,084
University of Illinois Board of Trustees Auxiliary Facilities System Refunding Bond	4.00	4-1-2030	5,000,000	5,298,150
				7,490,234
GO revenue: 7.17%
Bensenville IL Series B (AGM Insured)	5.00	12-30-2025	435,000	455,828
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Berwyn IL Series A	5.00%	12-1-2028	$ 3,000,000	$ 3,370,440
Berwyn IL Series A	5.00	12-1-2029	2,345,000	2,626,353
Chicago IL Board of Education Unlimited Tax General Obligation Refunding Bonds Series 2018A (AGM Insured)	5.00	12-1-2024	3,000,000	3,446,160
Chicago IL CAB City Colleges (National Insured)¤	0.00	1-1-2024	14,800,000	13,826,160
Chicago IL CAB City Colleges (National Insured)¤	0.00	1-1-2027	7,720,000	6,645,067
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2022	400,000	414,012
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2023	800,000	858,464
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2024	550,000	609,637
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2025	625,000	713,563
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2022	1,000,000	1,035,030
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2023	1,000,000	1,073,080
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2024	410,000	454,456
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2022	1,645,000	1,702,624
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2023	1,175,000	1,260,869
Chicago IL Park District Limited Tax Series B	5.00	1-1-2022	4,675,000	4,838,765
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2022	1,235,000	1,319,684
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2023	1,295,000	1,429,615
Chicago IL Prerefunded Refunding Bond Series C	5.00	1-1-2022	1,490,000	1,560,015
Chicago IL Prerefunded Refunding Bond Series C	5.00	1-1-2023	765,000	836,887
Chicago IL Refunding Project Series B	5.13	1-1-2027	1,700,000	1,876,443
Chicago IL Refunding Project Series B	5.50	1-1-2032	1,145,000	1,267,847
Chicago IL Series A	5.00	1-1-2025	2,000,000	2,209,040
Chicago IL Series A	5.00	1-1-2027	4,045,000	4,362,573
Chicago IL Series A	5.00	1-1-2027	8,000,000	9,072,880
Chicago IL Series A	5.00	1-1-2028	6,125,000	6,982,378
Chicago IL Series C	5.00	1-1-2021	1,000,000	1,000,000
Chicago IL Series C	5.00	1-1-2026	970,000	1,087,564
Chicago IL Unrefunded Balance Refunding Bond Series C	5.00	1-1-2022	760,000	783,423
Chicago IL Unrefunded Balance Refunding Bond Series C	5.00	1-1-2023	1,735,000	1,839,829
Cook County IL Community Consolidated School District #15 Limited Tax	5.00	12-1-2026	2,540,000	3,092,323
Cook County IL Refunding Bonds Series 2010 G	5.00	11-15-2026	1,000,000	1,002,830
Cook County IL School District #123 Oak Lawn CAB (National Insured)¤	0.00	12-1-2021	1,090,000	1,082,348
Cook County IL School District #153 Homewood Series A (AGM Insured)¤	0.00	12-15-2023	1,225,000	1,190,271
Cook County IL School District #227 Rich Township Refunding Bonds Series 2015	3.00	12-1-2024	965,000	1,043,397
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2026	3,030,000	3,721,355
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2027	2,950,000	3,697,147
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2028	2,285,000	2,923,566
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2022	1,000,000	1,081,640
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  19

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00%	12-1-2024	$ 1,000,000	$ 1,160,790
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2025	1,000,000	1,197,040
Cook County IL Series A	5.00	11-15-2021	2,250,000	2,329,335
Cook County IL Series A (AGM Insured)	5.00	11-15-2026	3,000,000	3,668,910
Cook County IL Series A	5.00	11-15-2030	2,200,000	2,618,660
Cook County IL Series A	5.25	11-15-2022	1,000,000	1,041,200
Cook County IL Series A	5.25	11-15-2022	10,040,000	10,071,425
Decatur IL Macon County General Obligation Refunding Bonds Series 2013	5.00	3-1-2024	1,405,000	1,533,979
Decatur IL Macon County School District #061 Series 2011A (AGM Insured)	5.25	1-1-2026	715,000	715,000
Decatur IL Macon County School District #061 Series 2011A (AGM Insured)	5.25	1-1-2027	1,495,000	1,495,000
DeKalb & Kane Counties IL Community (AGM Insured)¤	0.00	1-1-2024	2,345,000	2,317,845
DeKalb & Kane Counties IL Community (AGM Insured)¤	0.00	1-1-2024	2,830,000	2,746,855
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured)¤	0.00	1-1-2024	455,000	449,062
DuPage & Cook Counties IL Township High School District #86 Hinsdale	4.00	1-15-2034	2,815,000	3,337,070
Illinois	5.00	11-1-2025	5,000,000	5,692,850
Illinois Land Refunding Bond Series A	5.00	10-1-2026	3,000,000	3,463,620
Illinois Series 2012	5.00	3-1-2028	6,465,000	6,672,979
Illinois Series A	5.00	4-1-2023	3,500,000	3,767,050
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015A	5.00	1-1-2028	1,555,000	1,759,343
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015D	5.00	1-1-2032	1,025,000	1,156,108
Kane, Cook & DuPage Counties IL School District #46 Elgin Unrefunded Bond Balance Series 2012B	4.50	1-1-2025	4,295,000	4,467,315
Kane, Cook & DuPage Counties IL School District #46 Prerefunded CAB Series B (Ambac Insured)¤	0.00	1-1-2021	510,000	510,000
Kane, Cook & DuPage Counties IL School District #46 Unrefunded CAB Series B (Ambac Insured)¤	0.00	1-1-2021	595,000	595,000
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,885,032
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,639,520
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2027	1,000,000	1,179,080
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2028	950,000	1,115,243
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2029	2,500,000	2,915,750
Rockford IL Waterworks System Series B (BAM Insured)	5.00	12-15-2021	1,015,000	1,058,178
Rockford IL Waterworks System Series B (BAM Insured)	5.00	12-15-2022	1,065,000	1,151,776
Waukegan IL Series 2015A (AGM Insured)	5.00	12-30-2031	1,000,000	1,163,170
Will County IL	4.00	11-15-2035	2,490,000	2,831,454
Will County IL Lincoln-Way Community High School District #210 Refunded Bond (AGM Insured)	4.00	1-1-2022	600,000	614,070
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured)¤	0.00%	1-1-2026	$ 8,695,000	$ 8,135,303
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured)¤	0.00	1-1-2021	2,185,000	2,185,000
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured)¤	0.00	1-1-2025	14,385,000	13,676,683
Will County IL School District #114 Manhattan CAB Series C (National Insured)¤	0.00	12-1-2021	1,055,000	1,044,851
Winnebago & Boone Counties IL School District #205 Series A ¤	0.00	2-1-2021	1,305,000	1,304,204
Winnebago & Boone Counties IL School District #205 Series B ¤	0.00	2-1-2021	3,400,000	3,397,926
				205,857,239
Health revenue: 0.35%
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Bonds Series A	5.00	11-15-2027	1,000,000	1,041,450
Illinois Finance Authority Friendship Village of Schaumburg Series 2017	5.00	2-15-2021	2,555,000	2,556,124
Illinois Finance Authority Revenue Advocate Health Care Network	4.00	11-1-2030	3,000,000	3,451,200
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2022	390,000	398,038
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2024	420,000	435,662
Illinois Finance Authority Revenue Bonds Series 2014	5.00	8-1-2038	1,520,000	1,776,014
Illinois Finance Authority Rosalind Franklin University of Medicine & Science Series A	3.25	2-15-2022	260,000	257,670
				9,916,158
Housing revenue: 0.04%
Illinois Housing Development Authority Homeowner Mortgage 2016 Series C	2.90	8-1-2031	1,000,000	1,069,030
Miscellaneous revenue: 1.62%
Brookfield IL Revenue Adjusted Brookfield Zoo Project (Northern Trust Company LOC)ø	0.10	6-1-2038	1,430,000	1,430,000
Chicago IL Board of Education Refunding Bonds Series B	5.00	12-1-2026	2,000,000	2,287,340
Chicago IL Board of Education Refunding Bonds Series B	5.00	12-1-2027	1,625,000	1,880,288
Chicago IL Transit Authority Capital Grant Receipts Refunding Bond Series 2011 (AGM Insured)	5.25	6-1-2024	4,450,000	4,537,710
Illinois	5.50	7-1-2033	4,000,000	4,274,120
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	2,000,000	2,284,980
Illinois Series 2012	5.00	8-1-2021	5,620,000	5,747,574
Illinois Series 2013 (AGM Insured)	5.00	7-1-2023	4,875,000	5,296,541
Illinois Series 2017D	5.00	11-1-2022	1,805,000	1,905,701
Illinois Series A	5.00	11-1-2023	8,955,000	9,777,069
Illinois Series A	5.00	12-1-2035	650,000	737,770
Illinois Series D	5.00	11-1-2021	6,080,000	6,252,125
				46,411,218
Tax revenue: 5.23%
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2021	1,450,000	1,450,000
Chicago IL Motor Fuel Tax Refunding Bond Series 2013	5.00	1-1-2022	1,810,000	1,846,960
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2023	2,400,000	2,495,064
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  21

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00%	1-1-2024	$ 2,475,000	$ 2,615,877
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2025	1,000,000	1,056,150
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A	5.00	6-1-2022	1,635,000	1,720,134
Chicago IL Transit Authority Sales Tax Receipts Series 2011	5.25	12-1-2036	17,415,000	18,220,095
Cook County IL Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,260,760
Illinois Junior Obligation	5.00	6-15-2025	9,025,000	9,810,356
Illinois Regional Transportation Authority Series A (AGM Insured)	5.25	6-1-2024	9,995,000	11,572,511
Illinois Regional Transportation Authority Series B-RMKT øø	0.80	6-1-2025	8,580,000	8,580,000
Illinois Sales Tax First Series (National Insured)	6.00	6-15-2024	515,000	592,806
Illinois Sales Tax First Series (National Insured)	6.00	6-15-2025	8,365,000	9,916,457
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2028	1,500,000	1,871,280
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2028	1,515,000	1,889,993
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2030	2,000,000	2,524,060
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2030	3,250,000	4,101,598
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured)¤	0.00	6-15-2022	3,795,000	3,689,423
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured)¤	0.00	6-15-2026	1,740,000	1,529,773
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported Series 2014	5.00	6-15-2022	3,395,000	3,528,899
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported Series 2014	5.00	6-15-2023	3,220,000	3,431,168
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported Series 2014	5.00	6-15-2024	4,135,000	4,501,981
Illinois Sports Facilities Authority State Tax Supported Refunding Bond	5.00	6-15-2028	1,000,000	1,152,220
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured)¤	0.00	12-15-2029	1,750,000	1,449,298
Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (National Insured)¤	0.00	12-15-2022	1,390,000	1,358,405
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	19,090,000	19,892,162
Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured)¤	0.00	12-15-2023	20,000	19,697
Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured)	5.70	6-15-2025	220,000	239,131
Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured)¤	0.00	12-15-2023	1,105,000	1,063,353
Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured)	5.70	6-15-2025	780,000	829,054
Sales Tax Securitization Corporation Second Lien Sales Tax	5.00	1-1-2028	5,000,000	6,201,800
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	4,815,000	5,722,098
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2028	5,265,000	6,530,495
Sales Tax Securitization Corporation Series A	5.00	1-1-2027	1,000,000	1,216,420
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2021	790,000	790,000
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2022	820,000	826,093
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2023	855,000	865,277
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2024	885,000	897,815
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
St. Charles, Kane & DuPage Counties IL Series 2016	4.00%	1-1-2025	$ 925,000	$ 937,941
Tender Option Bond Trust Receipts/Certificates Series 2018-YX1099 (Barclays Bank plc LIQ)144Aø	0.24	1-1-2035	1,820,000	1,820,000
				150,016,604
Tobacco revenue: 0.69%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2023	18,000,000	19,917,540
Transportation revenue: 0.55%
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds Series B	5.00	1-1-2029	11,990,000	15,867,446
Water & sewer revenue: 0.35%
Chicago IL Wastewater Transmission Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,816,544
Chicago IL Waterworks Second Lien	5.00	11-1-2028	2,560,000	3,080,755
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	3,232,739
				10,130,038
				521,977,237
Indiana: 0.65%
Education revenue: 0.01%
Indiana Finance Authority Environmental Facilities Revenue Refunding Indianapolisland Power and Light	4.00	7-1-2030	210,000	228,398
Health revenue: 0.01%
Indiana HFFA Ancilla System Incorporated (National Insured)	5.25	7-1-2022	150,000	150,473
Housing revenue: 0.25%
Hobart Industry MFHR A Safe Haven Veterans Apartments øø	0.75	9-1-2022	7,100,000	7,119,525
Miscellaneous revenue: 0.20%
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2026	735,000	704,108
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2027	630,000	592,232
Indianapolis IN Industry Local Public Improvement Bond Bank Notes Series C Fieldhouse Project	1.40	6-1-2021	2,500,000	2,500,050
Michigan IN City School Building Corporation Series 2016A	5.00	1-15-2025	1,000,000	1,155,980
Westfield-Washington IN Multi-School Building Corporation First Mortgage Series B 144A	1.50	1-15-2022	910,000	913,804
				5,866,174
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  23

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.18%
Indiana Finance Authority Environmental Facilities Revenue Refunding Indianapolisland Power and Light	0.75%	12-1-2038	$ 3,000,000	$ 3,014,400
Indiana Finance Authority Midwestern Disaster Relief Revenue Various Ohio Valley Electric Corporation Project	3.00	11-1-2030	2,000,000	2,134,380
				5,148,780
				18,513,350
Iowa: 0.83%
Education revenue: 0.10%
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2025	1,295,000	1,549,480
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2026	1,215,000	1,481,316
				3,030,796
GO revenue: 0.33%
Coralville IA Taxable-Annual Appropriation Series 2018E	7.00	6-1-2025	8,485,000	8,999,361
Coralville IA Taxable-Annual Appropriation Series B	4.40	5-1-2023	410,000	415,400
				9,414,761
Health revenue: 0.05%
Iowa Finance Authority Revenue Bonds Lifespace Commnunities Incorporated Series A2	2.88	5-15-2049	1,500,000	1,514,505
Utilities revenue: 0.28%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	6,500,000	7,964,710
Water & sewer revenue: 0.07%
Xenia Dallas County IA Rural Water District Capital Loan Notes	5.00	12-1-2031	1,615,000	1,923,853
				23,848,625
Kansas: 0.66%
Health revenue: 0.09%
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,178,096
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group	5.00	5-15-2028	1,220,000	1,314,806
				2,492,902
Housing revenue: 0.17%
Kansas Development Finance Authority MFHR Woodland Village Apartments Project Series J	1.68	7-1-2022	5,000,000	5,032,950
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.40%
Wyandotte County & Kansas City KS Special Obligation Improvement & Refunding Bonds Plaza Redevelopment Project	4.00%	12-1-2028	$ 605,000	$ 603,360
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	24,725,000	10,950,950
				11,554,310
				19,080,162
Kentucky: 2.15%
Education revenue: 0.11%
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	3.00	12-1-2024	3,080,000	3,119,978
Health revenue: 0.31%
Kentucky Economic Development Finance Authority Health System Revenue Norton Healthcare Incorporate Series B (National Insured)¤	0.00	10-1-2026	3,000,000	2,762,610
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	5.00	11-15-2025	1,500,000	1,526,790
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured)¤	0.00	10-1-2022	1,000,000	983,650
Louisville & Jefferson Counties KY Metro Health System Revenue Norton Healthcare Incorporated Series C	5.00	10-1-2047	3,000,000	3,709,380
				8,982,430
Utilities revenue: 1.73%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	3,755,000	4,278,034
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	14,725,000	16,552,078
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	4,605,000	5,246,016
Kentucky Public Energy Authority Gas Supply Series C-1	4.00	2-1-2050	17,150,000	20,426,679
Trimble County KY Pollution Control Revenue Refunding Louisville Gas and Electric Company	1.30	9-1-2044	3,000,000	3,043,050
				49,545,857
				61,648,265
Louisiana: 1.26%
Airport revenue: 0.18%
New Orleans LA Aviation Board General North Terminal Project Series A	5.00	1-1-2032	1,000,000	1,146,310
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Bonds Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2031	1,250,000	1,567,113
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Bonds Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2032	2,000,000	2,494,480
				5,207,903
Education revenue: 0.22%
Louisiana Public Facilities Authority Loyola University Project Series 2011	5.25	10-1-2025	2,815,000	2,877,409
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  25

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00%	10-1-2021	$ 1,950,000	$ 1,920,419
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2022	1,500,000	1,430,430
				6,228,258
Industrial development revenue: 0.56%
St. John the Baptist Parish LA Revenue Refunding Marathon Oil Corporation Project	2.38	6-1-2037	8,330,000	8,667,948
St. John the Baptist Parish LA Series A	2.20	6-1-2037	7,000,000	7,219,870
				15,887,818
Miscellaneous revenue: 0.05%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	1,440,000	1,478,765
Water & sewer revenue: 0.25%
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	3.00	9-1-2023	250,000	265,903
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2021	550,000	566,357
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2024	460,000	532,588
Greater Ouachita Water Company Incorporate Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2025	510,000	610,485
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2026	350,000	426,899
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2027	600,000	750,420
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2028	400,000	511,224
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2029	600,000	782,676
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2030	600,000	797,892
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2031	1,520,000	2,011,431
				7,255,875
				36,058,619
Maine: 0.03%
Health revenue: 0.03%
Maine Health & HEFAR Series A	5.00	7-1-2027	750,000	951,248
Maryland: 2.83%
Education revenue: 0.09%
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2015 144A	5.25	8-1-2022	1,100,000	1,124,915
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016	5.00	8-1-2026	1,335,000	1,405,875
				2,530,790
GO revenue: 0.50%
Prince George's County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2028	12,960,000	14,229,950
The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.07%
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00%	1-1-2026	$ 495,000	$ 561,043
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00	1-1-2027	430,000	497,734
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00	1-1-2028	300,000	352,866
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00	1-1-2029	290,000	345,271
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00	1-1-2030	285,000	343,277
				2,100,191
Housing revenue: 1.81%
Maryland CDA Department of Housing & Community Multifamily Development Headen House Series B	2.45	3-1-2021	19,500,000	19,541,145
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A	2.34	4-1-2021	5,000,000	5,015,550
Maryland Community Development Department Housing Rosemont Tower LLC Series F (FHA/GNMA Insured)	2.01	11-1-2021	18,500,000	18,628,205
Maryland State Administration Department of Housing & Community Development Park View at Taylor Series D	2.45	4-1-2021	8,820,000	8,848,665
				52,033,565
Tax revenue: 0.36%
Maryland State Department of Transportation	4.00	12-15-2027	9,260,000	10,244,708
				81,139,204
Massachusetts: 3.74%
Education revenue: 1.40%
Lowell MA Collegiate Charter School Revenue	4.00	6-15-2024	320,000	333,613
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2029	490,000	551,191
Massachusetts Development Finance Agency Harvard University Series A	5.00	7-15-2033	22,560,000	28,001,923
Massachusetts Development Finance Agency Sabis International Charter School Series 2015	5.00	4-15-2025	1,000,000	1,077,650
Massachusetts Educational Financing Authority AMT Issue I Series B	5.70	1-1-2031	1,015,000	1,026,327
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series B	5.00	7-1-2026	1,000,000	1,215,280
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series B	5.00	7-1-2027	1,500,000	1,857,465
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series B	5.00	7-1-2028	1,250,000	1,570,813
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series B	5.00	7-1-2029	1,400,000	1,781,220
Massachusetts Educational Financing Authority Series B	5.00	7-1-2023	2,460,000	2,729,026
				40,144,508
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  27

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.70%
Massachusetts Development Finance Agency Linden Ponds Incorporated Facility 144A	4.00%	11-15-2023	$ 850,000	$ 874,795
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap+0.50%)±	0.59	7-1-2038	14,870,000	14,891,264
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2026	150,000	176,459
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2027	160,000	191,298
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2028	175,000	211,997
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2029	300,000	367,170
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2030	320,000	395,200
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2031	350,000	426,780
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2032	400,000	484,876
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2891 (Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ)144Aø	0.13	10-1-2045	2,245,000	2,245,000
				20,264,839
Miscellaneous revenue: 1.31%
Massachusetts Series A (3 Month LIBOR+0.55%)±	0.69	11-1-2025	15,800,000	15,777,090
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2031	10,000,000	10,931,000
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2032	10,000,000	10,913,600
				37,621,690
Tax revenue: 0.33%
Massachusetts Bay Transportation Authority Assessment Bonds Series A	4.00	7-1-2037	9,000,000	9,394,560
				107,425,597
Michigan: 2.70%
Airport revenue: 0.04%
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C	5.00	12-1-2022	1,000,000	1,003,120
Education revenue: 0.12%
Michigan Finance Authority Limited Obligation Refunding Higher Education College Creative	5.00	12-1-2026	840,000	881,236
Michigan Finance Authority Limited Obligation Refunding Higher Education College Creative	5.00	12-1-2027	585,000	613,004
Michigan Finance Authority Limited Obligation Refunding Higher Education College Creative	5.00	12-1-2028	535,000	560,279
Michigan Finance Authority Limited Obligation Refunding Higher Education College Creative	5.00	12-1-2029	590,000	616,845
The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Michigan Finance Authority Limited Obligation Refunding Higher Education College Creative	5.00%	12-1-2030	$ 400,000	$ 417,356
Michigan Finance Authority Limited Obligation Revenue Refunding Bonds Public School Academy Cesar Chavez Academy Project	3.25	2-1-2024	295,000	298,705
				3,387,425
GO revenue: 0.32%
Constantine MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,200,000	1,218,228
Detroit MI	5.00	4-1-2021	875,000	882,333
Forest Hills MI Public Schools	5.00	5-1-2021	1,600,000	1,624,992
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,000,000	1,015,020
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	647,381
Hudsonville MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,465,000	1,487,253
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,132,902
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,135,860
				9,143,969
Health revenue: 0.53%
Kalamazoo MI Economic Development Corporation Revenue Limited Obligation Heritage Community	2.88	5-15-2026	1,520,000	1,527,752
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	4,800,000	5,555,376
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (AGM Insured, JPMorgan Chase & Company SPA)ø	0.19	1-1-2032	8,260,000	8,260,000
				15,343,128
Housing revenue: 0.31%
Michigan Housing Development Authority Series E (3 Month LIBOR+1.00%)±	1.16	4-1-2042	8,945,000	8,955,555
Miscellaneous revenue: 0.55%
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.60	10-1-2021	500,000	504,610
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.80	10-1-2022	500,000	512,265
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.88	10-1-2023	2,500,000	2,590,750
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bond Series F	4.50	10-1-2029	5,685,000	5,997,050
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2028	865,000	1,113,843
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2029	1,500,000	1,944,270
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  29

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	5.00%	5-1-2023	$ 1,900,000	$ 1,901,729
Michigan Public Educational Facilities Authority Chandler Park Academy Project	6.35	11-1-2028	1,265,000	1,267,859
				15,832,376
Tax revenue: 0.11%
Michigan Finance Authority Series 2014B	5.00	7-1-2032	3,000,000	3,292,080
Water & sewer revenue: 0.72%
Detroit MI Water & Sewage Department Series A	5.00	7-1-2022	1,000,000	1,069,770
Michigan Financial Authority Great Lakes Water Authority Series C-3 (AGM Insured)	5.00	7-1-2031	3,000,000	3,433,230
Michigan Financial Authority Local Government Loan Program Series C7 (National Insured)	5.00	7-1-2022	2,000,000	2,139,840
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2022	2,700,000	2,890,890
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2023	2,000,000	2,231,380
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2022	2,080,000	2,225,434
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2023	3,670,000	4,082,948
Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2024	2,130,000	2,459,894
				20,533,386
				77,491,039
Minnesota: 0.37%
Education revenue: 0.17%
Cologne MN Charter School Lease Academy Project Series 2014A	4.00	7-1-2023	260,000	274,903
Minneapolis MN Charter School Lease Revenue Northeast College Preparatory Project	5.00	7-1-2040	875,000	943,521
Minnesota State HEFAR Refunding Saint Catherine University Series A	5.00	10-1-2024	545,000	616,482
Minnesota State HEFAR Refunding Saint Catherine University Series A	5.00	10-1-2027	1,035,000	1,258,001
Minnesota State HEFAR Refunding Saint Catherine University Series A	5.00	10-1-2029	660,000	811,490
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	5.00	9-1-2026	1,000,000	1,116,160
				5,020,557
Health revenue: 0.20%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	5,500,000	5,681,445
				10,702,002
The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mississippi: 0.29%
Health revenue: 0.29%
Mississippi Hospital Equipment and Facilities Authority Revenue North Mississippi Health Services Series LI	5.00%	10-1-2040	$ 3,930,000	$ 4,781,395
Mississippi Hospital Equipment and Facilities Authority Revenue Refunding Bond Baptist Memorial Health Care	5.00	9-1-2044	3,000,000	3,506,430
				8,287,825
Missouri: 1.62%
Airport revenue: 0.23%
Kansas City MO Airport Revenue Refunding AMT General Improvement Series A	5.25	9-1-2025	6,390,000	6,596,972
Education revenue: 0.33%
Missouri State HEFAR University Health Science	5.00	10-1-2026	925,000	1,110,731
Missouri State HEFAR University Health Science	5.00	10-1-2027	975,000	1,195,545
Missouri State HEFAR University Health Science	5.00	10-1-2028	1,025,000	1,280,574
Missouri State HEFAR Webster University Project	5.00	4-1-2022	775,000	804,063
Missouri State HEFAR Webster University Project	5.00	4-1-2023	1,050,000	1,118,082
Missouri State HEFAR Webster University Project	5.00	4-1-2024	2,820,000	3,077,466
Missouri State HEFAR Webster University Project	5.00	4-1-2025	350,000	390,194
Missouri State HEFAR Webster University Project	5.00	4-1-2026	500,000	565,990
				9,542,645
Health revenue: 0.30%
RBC Municipal Products Incorporated (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	0.15	9-1-2039	8,700,000	8,700,000
Miscellaneous revenue: 0.48%
Branson MO IDA Branson Shoppes Series A	3.00	11-1-2021	1,055,000	1,058,133
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2022	350,000	356,962
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2023	750,000	769,583
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2028	3,000,000	3,775,380
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2030	2,000,000	2,541,840
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2021	930,000	934,399
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2022	970,000	1,002,883
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2023	1,010,000	1,067,742
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2024	1,000,000	1,110,340
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2025	1,105,000	1,255,777
				13,873,039
Tax revenue: 0.15%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	515,000	518,631
Hanley Road Corridor Transportation Development District Missouri Transportation Sales Tax Revenue Refunding	1.00	10-1-2027	750,000	747,435
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  31

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Hanley Road Corridor Transportation Development District Missouri Transportation Sales Tax Revenue Refunding	1.63%	10-1-2033	$ 700,000	$ 700,028
Hanley Road Corridor Transportation Development District Missouri Transportation Sales Tax Revenue Refunding	2.00	10-1-2039	750,000	750,285
Lees Summit MO Summit Fair Project Series 2017 144A	3.50	11-1-2023	265,000	264,849
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	1,195,000	1,194,940
				4,176,168
Water & sewer revenue: 0.13%
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2021	575,000	575,000
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2023	805,000	882,505
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2025	810,000	961,195
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2027	700,000	889,441
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2028	275,000	359,222
				3,667,363
				46,556,187
Nebraska: 0.59%
Utilities revenue: 0.59%
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2025	3,290,000	3,916,581
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2026	3,750,000	4,579,163
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2027	1,000,000	1,244,290
Nebraska Central Plains Energy Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	6,355,000	7,299,289
				17,039,323
Nevada: 0.39%
Industrial development revenue: 0.35%
Director of the State of Nevada Department Business and Industry AMT Brightline West Passenger 144A	0.50	1-1-2050	10,000,000	10,011,700
Tax revenue: 0.04%
Sparks NV Tourism Improvement District #1 Senior Revenue Refunding Sales Tax Anticipation Notes 144A	2.50	6-15-2024	1,315,000	1,320,405
				11,332,105
New Hampshire: 0.32%
Health revenue: 0.22%
New Hampshire Covenant Health Systems Series B	5.00	7-1-2028	6,400,000	6,416,960
The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.10%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13%	1-20-2034	$ 2,469,723	$ 2,773,202
				9,190,162
New Jersey: 4.43%
Airport revenue: 0.46%
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2025	2,750,000	3,180,458
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2026	2,130,000	2,516,574
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2027	1,675,000	2,019,581
South Jersey NJ Port Corporation Marine Terminal Series R	4.00	1-1-2022	1,600,000	1,641,504
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2023	1,665,000	1,780,118
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2024	1,750,000	1,926,908
				13,065,143
Education revenue: 0.18%
New Jersey Higher Education Student Assistance Authority Series 2014-1A-1	5.00	12-1-2021	2,250,000	2,344,298
New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00	12-1-2021	2,815,000	2,932,977
				5,277,275
Industrial development revenue: 0.12%
New Jersey EDA Elite Pharmaceuticals Project Series A	6.50	9-1-2030	330,000	292,826
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2021	585,000	585,000
New Jersey EDA The Goethals Bridge Replacement Project	5.00	7-1-2021	900,000	918,855
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2023	1,520,000	1,647,102
				3,443,783
Miscellaneous revenue: 0.92%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	5,620,000	5,676,088
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.38	7-1-2030	9,705,000	10,021,480
New Jersey EDA School Facilities Construction Project Prerefunded Bond Series EE	5.50	9-1-2021	2,025,000	2,042,030
New Jersey EDA School Facilities Construction Project Series EE	5.25	9-1-2025	2,350,000	2,367,367
New Jersey EDA School Facilities Construction Project Series NN (AGM Insured)	5.00	3-1-2024	1,645,000	1,795,485
New Jersey EDA School Facilities Construction Refunding Bond Project Series I (SIFMA Municipal Swap+1.25%)±	1.34	9-1-2025	4,500,000	4,445,100
				26,347,550
Tax revenue: 0.82%
New Jersey Covid 19 Emergency Series A	4.00	6-1-2032	3,000,000	3,739,170
New Jersey EDA School Facilities Construction Project Unrefunded Bond Series EE	5.50	9-1-2021	750,000	755,910
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  33

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75%	11-1-2028	$ 5,000,000	$ 6,289,050
New Jersey State TTFA Transportation Program Series BB	5.00	6-15-2030	1,500,000	1,865,340
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XG0258 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.12	6-15-2050	6,000,000	6,000,000
New Jersey TTFA Transportation Program Series AA	4.00	6-15-2035	2,000,000	2,324,140
New Jersey TTFA Transportation Program Series AA	5.00	6-15-2035	2,000,000	2,520,760
				23,494,370
Transportation revenue: 1.30%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	12,000,000	10,829,160
New Jersey TTFA CAB Transportation System Series C (Ambac Insured)¤	0.00	12-15-2026	3,500,000	3,205,405
New Jersey TTFA Series A	5.00	6-15-2022	4,815,000	4,917,608
New Jersey TTFA Series A	5.00	12-15-2025	1,000,000	1,185,460
New Jersey TTFA Series A	5.25	6-15-2022	2,785,000	2,847,440
New Jersey TTFA Series AA	5.00	6-15-2023	1,350,000	1,435,631
New Jersey TTFA Series AA	5.00	6-15-2023	4,665,000	5,150,860
New Jersey TTFA Series D	5.00	12-15-2023	6,960,000	7,828,538
				37,400,102
Unknown Revenue Source: 0.35%
New Jersey EDA School Facilities Construction Refunding Bond (SIFMA Municipal Swap+1.60%)±	1.69	3-1-2028	10,000,000	9,992,200
Water & sewer revenue: 0.28%
New Jersey EDA	2.20	10-1-2039	5,500,000	5,954,245
New Jersey EDA Water Facilities Revenue Refunding AMT New Jersey American Water Company Incorporate	1.10	11-1-2029	2,075,000	2,085,147
				8,039,392
				127,059,815
New Mexico: 0.31%
Utilities revenue: 0.31%
Farmington NM Public Service Company of New Mexico San Juan Project Series A ø	0.19	6-1-2040	1,000,000	1,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bond and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	6,660,000	7,878,514
				8,878,514
New York: 8.01%
Airport revenue: 1.46%
New York Transportation Development Corporation Special Refunding Terminal One Group Association	5.00	1-1-2022	3,000,000	3,118,080
Port Authority New York & New Jersey Consolidated Bonds 205 Series	5.00	11-15-2025	475,000	577,895
Port Authority of New York & New Jersey Consolidated Bonds 172 Series	5.00	10-1-2027	5,000,000	5,257,850
The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Port Authority of New York & New Jersey Consolidated Bonds 185 Series	5.00%	9-1-2028	$ 5,000,000	$ 5,728,350
Port Authority of New York & New Jersey Consolidated Bonds 207 Series	5.00	9-15-2027	21,380,000	27,097,226
				41,779,401
Education revenue: 0.28%
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A	3.88	4-15-2023	610,000	621,218
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	5.45	2-1-2027	2,880,000	3,164,227
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	6.47	2-1-2033	1,435,000	1,678,362
Hempstead Town NY Local Development Corporation Education Revenue Academy Charter School Project Series A	4.76	2-1-2027	970,000	1,040,674
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bond Academy Charter School Project	4.76	2-1-2027	215,000	226,612
New York NY IDA Civic Facility Stars Churchill School Center Project (AGC Insured)	2.25	10-1-2029	1,330,000	1,371,443
				8,102,536
GO revenue: 1.81%
New York NY Series A (Mizuho Bank Limited LOC)ø	0.10	10-1-2040	10,360,000	10,360,000
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2024	340,000	367,989
Poughkeepsie City NY Refunding Public Improvement	5.00	6-1-2025	235,000	259,593
Poughkeepsie City NY Refunding Public Improvement	5.00	6-1-2031	600,000	655,032
Suffolk County NY Series A	5.00	3-19-2021	11,500,000	11,604,305
Suffolk County NY Tax Anticipation Notes Series I	2.00	7-22-2021	13,500,000	13,585,995
Suffolk County NY Tax Anticipation Notes Series I	3.00	9-24-2021	15,000,000	15,230,550
				52,063,464
Health revenue: 0.37%
New York Dormitory Authority Non-State Supported Debt Northwell Health Obligated Group	5.00	5-1-2048	6,000,000	7,159,860
New York Dormitory Authority Revenues Non-State Supported Debit Montefiore Obligation Group Series A	5.00	9-1-2029	1,350,000	1,712,192
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	9-1-2028	1,400,000	1,746,500
				10,618,552
Housing revenue: 0.08%
New York HFA Affordable Housing Project Series M (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	2,250,000	2,250,225
Industrial development revenue: 0.91%
New York Liberty Development Corporation Refunding Bond	2.80	9-15-2069	2,000,000	1,952,340
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  35

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
New York Transportation Development Corporation Special Delta Air Lines Incorporated Laguardia	5.00%	10-1-2035	$ 9,250,000	$ 11,381,385
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2026	11,030,000	12,792,594
				26,126,319
Miscellaneous revenue: 0.01%
Public Housing Capital Fund Trust II (Department of Housing and Urban Development Insured)144A	4.50	7-1-2022	262,537	262,537
Resource recovery revenue: 0.07%
New York Environmental Facilities Corporation Solid Waste Disposal Revenue Casella Waste System Incorporate Project	2.75	9-1-2050	2,000,000	2,068,200
Tax revenue: 0.60%
New York City Transitional Future Tax Secured Subordinated Series E	5.00	2-1-2031	10,000,000	10,481,400
New York Transitional Finance Authority Revenue Series (Barclays Bank plc SPA)ø	0.08	8-1-2039	6,700,000	6,700,000
				17,181,400
Transportation revenue: 2.31%
New York Metropolitan Transportacion Authority Revenue Various Refunding Bonds Transportation Subordinated Series G3 (SIFMA Municipal Swap+0.43%)±	0.52	11-1-2031	20,000,000	18,549,600
New York Metropolitan Transportation Authority Revenue BAN Subordinated Series C-2	5.00	9-1-2021	10,560,000	10,760,112
New York Metropolitan Transportation Authority Sub Series A-1	5.00	11-15-2048	800,000	873,480
New York Metropolitan Transportation Authority Subordinate Bond Series D (1 Month LIBOR+0.65%)±	0.75	11-1-2035	16,445,000	16,326,432
New York Metropolitan Transportation Authority Subordinate Bond Series D1	5.00	9-1-2022	5,000,000	5,239,300
New York Metropolitan Transportation Authority Transportation Subordinated Series C1	5.00	11-15-2024	3,535,000	3,923,002
Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.13	11-15-2038	5,625,000	5,625,000
Tender Option Bond Trust Receipts/Certificates (Morgan Stanley Bank LIQ)144Aø	0.34	1-1-2053	5,000,000	5,000,000
				66,296,926
Utilities revenue: 0.11%
Long Island NY Power Authority Electric System Revenue General Series B	0.85	9-1-2050	3,000,000	3,022,950
				229,772,510
North Carolina: 0.09%
Health revenue: 0.06%
North Carolina Medical Care Commission Retirement Facilities Revenue Entrance Fee Friends Homes	2.55	9-1-2026	1,575,000	1,583,883
The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.03%
Columbus County NC Industrial Facilities and PCFA Refunding Bonds Recovery Zone Facility International Paper Company Project	2.00%	11-1-2033	$ 850,000	$ 898,144
				2,482,027
North Dakota: 0.61%
GO revenue: 0.44%
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2025	960,000	1,133,530
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2026	1,115,000	1,354,580
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2027	1,170,000	1,455,667
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2028	1,225,000	1,556,987
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2029	1,290,000	1,628,793
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2030	1,355,000	1,702,205
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2031	1,420,000	1,776,548
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2032	1,490,000	1,854,871
				12,463,181
Housing revenue: 0.17%
North Dakota Housing Finance Agency Various Housing Home Mortgage Finance Program (TD Bank NA SPA)ø	0.11	7-1-2036	5,000,000	5,000,000
				17,463,181
Ohio: 1.96%
Education revenue: 0.07%
Portage County OH Port Authority Northeast Ohio Medical University Project	5.00	12-1-2026	1,980,000	2,033,797
Health revenue: 0.81%
Akron OH Bath and Copley Joint Township Hospital District	5.00	1-1-2031	2,000,000	2,093,980
Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	2,500,000	2,650,675
Hamilton County OH Healthcare Series 2017	3.00	1-1-2022	235,000	236,196
Hamilton County OH Hospital Facilities Revenue UC Health	5.00	9-15-2027	615,000	782,667
Hamilton County OH Hospital Facilities Revenue UC Health	5.00	9-15-2028	650,000	845,897
Montgomery County OH Hospital Refunding Bonds Facilities Premier Health Partners	5.00	11-15-2033	4,000,000	4,893,760
Montgomery County OH Hospital Refunding Bonds Facilities Premier Health Partners	5.00	11-15-2034	5,460,000	6,668,189
Ohio Higher Educational Facility Commission Hospital Cleveland Clinic B4 (Barclays Bank plc SPA)ø	0.07	1-1-2043	5,000,000	5,000,000
				23,171,364
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  37

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.51%
Ohio HFA MFHR Chadwick Place & Union Square Apartments	1.60%	1-1-2022	$ 3,130,000	$ 3,130,000
Ohio HFA MFHR Terrace Towers Apartments Project	1.45	6-1-2022	11,525,000	11,636,332
				14,766,332
Resource recovery revenue: 0.18%
Ohio Air Quality Development Authority Revenue Refunding Bonds AMT American Electric Power Company	2.10	12-1-2027	4,930,000	5,169,105
Utilities revenue: 0.15%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	4,000,000	4,352,520
Water & sewer revenue: 0.24%
Columbus OH Sewerage System	5.00	6-1-2031	5,825,000	6,837,735
				56,330,853
Oklahoma: 0.63%
Education revenue: 0.19%
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2025	925,000	1,048,673
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2026	975,000	1,125,550
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2027	1,370,000	1,604,051
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2028	715,000	846,310
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2029	755,000	902,972
				5,527,556
Miscellaneous revenue: 0.27%
Carter County OK Public Facilities Authority Dickson Public Schools Project	4.00	9-1-2025	350,000	392,518
Carter County OK Public Facilities Authority Dickson Public Schools Project	5.00	9-1-2025	365,000	419,889
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2028	2,500,000	2,913,500
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2024	890,000	1,011,387
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2025	855,000	999,897
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2026	1,810,000	2,166,099
				7,903,290
Tax revenue: 0.17%
Tulsa OK Public Facilities Authority Capital Improvements	4.00	10-1-2027	4,050,000	4,757,414
				18,188,260
The accompanying notes are an integral part of these financial statements.

38  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon: 0.43%
Health revenue: 0.43%
Clackamas County OR Hospital Facility Authority Revenue Senior Living Rose Villa Project	2.75%	11-15-2025	$ 500,000	$ 504,935
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Adventist Health System/West	5.00	3-1-2040	9,500,000	10,946,850
Oregon State Facilities Authority Revenue Refunding Samaritan Health Services Project	5.00	10-1-2025	400,000	478,308
Oregon State Facilities Authority Revenue Refunding Samaritan Health Services Project	5.00	10-1-2026	125,000	153,825
Oregon State Facilities Authority Revenue Refunding Samaritan Health Services Project	5.00	10-1-2027	300,000	377,505
				12,461,423
Other: 0.09%
Miscellaneous revenue: 0.09%
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1A øø	1.60	8-15-2051	2,507,595	2,545,735
Pennsylvania: 3.80%
Education revenue: 0.54%
Chester County PA IDA Avon Grove Charter School Project Series 2017A	4.00	12-15-2027	1,700,000	1,832,005
Chester County PA IDA Collegium Charter School Project Series A	3.70	10-15-2022	780,000	791,778
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program øø	2.00	11-1-2035	3,000,000	3,000,000
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2022	1,575,000	1,622,880
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2023	1,555,000	1,662,964
Philadelphia PA IDA Charter School Project Series 2016B	4.88	8-1-2026	1,720,000	1,854,504
Philadelphia PA IDA Charter School Project Series A	4.50	8-1-2026	2,630,000	2,823,358
Philadelphia PA IDA for Independence Charter School	4.00	6-15-2029	350,000	368,337
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1	6.25	6-15-2023	400,000	426,216
Philadelphia PA IDA University of the Arts Series 2017 144A	5.00	3-15-2021	1,205,000	1,209,459
				15,591,501
GO revenue: 1.05%
Allegheny County PA Penn Hills Schools District Series 2015 (BAM Insured)	5.00	11-15-2022	340,000	367,642
Allegheny County PA Penn Hills Schools District Series 2015 (BAM Insured)	5.00	11-15-2023	1,025,000	1,151,885
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2027	745,000	930,535
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2029	920,000	1,201,042
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2030	1,800,000	2,342,718
Bristol Township PA School District	5.25	6-1-2031	6,990,000	7,747,814
Philadelphia PA School District Series D	5.00	9-1-2021	2,000,000	2,058,540
Philadelphia PA School District Series D	5.00	9-1-2022	3,565,000	3,822,999
Philadelphia PA School District Series F	5.00	9-1-2022	5,000,000	5,361,850
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  39

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Scranton PA School District Series A	5.00%	6-1-2024	$ 750,000	$ 860,138
Scranton PA School District Series A	5.00	6-1-2025	1,000,000	1,188,740
Scranton PA School District Series B (National Insured)	5.00	6-1-2024	665,000	765,083
Scranton PA School District Series B (National Insured)	5.00	6-1-2025	710,000	847,421
Scranton PA Series 2017 144A	5.00	9-1-2023	1,355,000	1,464,985
				30,111,392
Health revenue: 0.54%
Berks County PA Municipal Authority Tower Health Project Series B2	5.00	2-1-2040	6,000,000	6,676,080
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2031	750,000	873,540
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2032	1,390,000	1,608,494
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap+0.72%)±	0.81	9-1-2051	3,500,000	3,500,105
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	1,500,000	1,486,635
Westmoreland County PA Industrial Development Authority Health System Revenue Excela Health Project Series A	5.00	7-1-2027	1,200,000	1,446,012
				15,590,866
Housing revenue: 0.53%
East Hempfield Township Pennsylvania Industrial Development Student Services Incorporate Student Housing	5.00	7-1-2025	1,330,000	1,346,199
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	1,495,000	1,639,910
Pennsylvania HFA Special Limited Obligation MFHR Development Episcopal House	1.38	12-1-2022	12,000,000	12,108,360
				15,094,469
Miscellaneous revenue: 0.68%
Butler County PA General Authority Hampton Township School District Project Series 2007 (AGM Insured, PNC Bank NA SPA)ø	0.13	9-1-2027	1,560,000	1,560,000
Delaware Valley PA Regional Finance Authority Local Government Series B (Ambac Insured)	5.70	7-1-2027	1,780,000	2,286,944
Delaware Valley PA Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	125,000	168,400
Delaware Valley Regional Finance Authority Pennsylvania Local Government Series A (Ambac Insured)	5.50	8-1-2028	11,885,000	15,514,204
				19,529,548
Resource recovery revenue: 0.07%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incoporated Project Series A øø	0.30	4-1-2034	2,000,000	2,000,020
Transportation revenue: 0.12%
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	678,887
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2028	590,000	699,610
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	483,234
The accompanying notes are an integral part of these financial statements.

40  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00%	9-1-2030	$ 425,000	$ 498,699
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	514,356
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	535,242
				3,410,028
Water & sewer revenue: 0.27%
Luzerne County PA IDA Refunding Bond AMT Pennsylvania American Water Company Project	2.45	12-1-2039	3,250,000	3,594,240
Pittsburgh PA Water & Sewer Authority Series C (SIFMA Municipal Swap+0.65%)(AGM Insured)±	0.74	9-1-2040	4,000,000	4,009,680
				7,603,920
				108,931,744
Puerto Rico: 0.72%
Water & sewer revenue: 0.72%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Senior Lien Series A 144A	4.00	7-1-2022	5,000,000	5,123,900
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Senior Lien Series A 144A	4.00	7-1-2023	4,000,000	4,151,680
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Senior Lien Series A 144A	5.00	7-1-2047	10,000,000	11,250,600
				20,526,180
Rhode Island: 0.16%
GO revenue: 0.09%
Providence RI Refunding Series A %%	5.00	1-15-2021	160,000	160,059
Providence RI Refunding Series A %%	5.00	1-15-2022	300,000	313,218
Providence RI Refunding Series A %%	5.00	1-15-2023	425,000	461,559
Providence RI Refunding Series A %%	5.00	1-15-2024	400,000	450,596
Providence RI Refunding Series A %%	5.00	1-15-2025	450,000	524,588
Providence RI Refunding Series A %%	5.00	1-15-2026	450,000	540,581
				2,450,601
Housing revenue: 0.00%
Rhode Island Housing & Mortgage Finance	6.50	4-1-2027	15,000	15,055
Miscellaneous revenue: 0.07%
Providence RI RDA Series A	5.00	4-1-2022	1,940,000	2,036,515
				4,502,171
South Carolina: 0.52%
Education revenue: 0.02%
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	425,000	443,029
Health revenue: 0.10%
Greenville Hospital System South Carolina Hospital Refunding	5.00	5-1-2029	2,725,000	2,863,893
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  41

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.16%
Berkeley County SC Assessment Revenue Bonds Nexton Improvement District	4.00%	11-1-2030	$ 425,000	$ 462,876
South Carolina Transportation Infrastructure Refunding Bonds Series A	5.00	10-1-2032	4,025,000	4,170,021
				4,632,897
Resource recovery revenue: 0.11%
South Carolina Jobs EDA	8.00	12-6-2029	260,000	258,180
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC 144A	5.25	2-1-2027	3,310,000	2,810,885
				3,069,065
Utilities revenue: 0.13%
South Carolina Public Service Authority Revenue Refunding and Improvement Series A	5.00	12-1-2031	2,850,000	3,876,456
				14,885,340
South Dakota: 0.31%
Health revenue: 0.31%
South Dakota HEFA Avera Health Series A	5.00	7-1-2033	7,675,000	8,756,561
Tennessee: 0.59%
Utilities revenue: 0.59%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	2,210,000	2,538,914
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	12,390,000	13,329,658
Tennessee Energy Acquisition Corporation Series B	5.63	9-1-2026	925,000	1,140,608
				17,009,180
Texas: 9.06%
Airport revenue: 1.60%
Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2032	9,175,000	9,531,908
Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2037	22,000,000	22,855,800
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2032	3,125,000	3,460,281
El Paso TX Airport Revenue Refunding El Paso International Airport	5.00	8-15-2023	690,000	768,888
El Paso TX Airport Revenue Refunding El Paso International Airport	5.00	8-15-2024	725,000	838,890
El Paso TX Airport Revenue Refunding El Paso International Airport	5.00	8-15-2027	835,000	1,051,273
El Paso TX Airport Revenue Refunding El Paso International Airport	5.00	8-15-2028	880,000	1,131,152
El Paso TX Airport Revenue Refunding El Paso International Airport	5.00	8-15-2029	920,000	1,203,875
El Paso TX Airport Revenue Refunding El Paso International Airport	5.00	8-15-2030	970,000	1,293,126
Galveston TX Wharves & Terminal Refunding Bonds	4.63	2-1-2024	755,000	755,695
Houston TX Airport System Subordinate Refunding Bonds AMT Series A	5.00	7-1-2031	2,750,000	2,936,313
				45,827,201
The accompanying notes are an integral part of these financial statements.

42  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 1.01%
Alamo TX Community College District Various Financing System	1.70%	11-1-2042	$ 1,265,000	$ 1,268,441
Arlington TX Higher Education Finance Corporate Education Series A	4.00	6-15-2026	530,000	533,318
Austin TX Community College District Series A	4.00	2-1-2023	320,000	344,307
Clifton TX Higher Education Finance Corporation Education Revenue International Leadership Texas Series A	6.00	3-1-2029	2,150,000	2,363,323
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A	4.63	8-15-2025	8,610,000	9,341,420
Clifton TX Higher Education Finance Corporation Uplift Education Series 2018D	5.00	8-15-2025	6,565,000	7,613,496
Clifton TX Higher Education Finance Corporation Uplift Education Series A	4.00	12-1-2025	2,410,000	2,555,058
New Hope TX Cultural Education Facilities Finance Corporation Education Revenue Cumberland Academy Series A 144A	4.00	8-15-2030	1,735,000	1,812,190
New Hope TX Cultural Education Facilities Finance Corporation Jubilee Academic Center 144A	3.38	8-15-2021	550,000	553,124
Newark TX Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A 144A	4.63	8-15-2025	1,160,000	1,246,014
Texas PFA Southern University Financing System (BAM Insured)	5.00	11-1-2021	1,275,000	1,315,252
				28,945,943
GO revenue: 3.15%
Brazosporight TX Independent School District School Building Series A	4.00	2-15-2029	2,355,000	2,830,922
Denton TX Independent School District Refunding Bonds Series B	5.00	8-15-2032	5,000,000	5,390,050
Grapevine Colleyville TX Independent School Building	5.00	8-15-2034	2,890,000	3,455,631
Grapevine Colleyville TX Independent School Building	5.00	8-15-2035	1,600,000	1,909,936
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2031	10,110,000	11,128,785
Leander TX Independent School District CAB Bonds Series 2014C ¤	0.00	8-15-2035	2,975,000	1,695,423
Northside TX Independent School District School Building Bond Series 2018	2.75	8-1-2048	11,275,000	11,931,318
Northwest Texas Independent School District Refunding Bonds	5.00	2-15-2032	1,750,000	2,086,595
Texas State College Student Loan	4.00	8-1-2032	1,500,000	1,846,995
Texas Transportation Commission Mobility Fund Refunding Bonds Series A	5.00	10-1-2030	40,760,000	48,010,796
				90,286,451
Health revenue: 0.29%
Harris County TX Cultural Education Facilities Finance Corporation Revenue Texas Medical Center Series A	0.90	5-15-2050	1,500,000	1,502,055
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016	5.00	2-15-2021	560,000	559,714
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2024	1,000,000	1,162,150
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2026	2,000,000	2,483,900
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  43

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00%	10-1-2023	$ 1,570,000	$ 1,644,308
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facility Revenue MRC Stevenson Oaks Project	3.00	11-15-2026	1,000,000	1,009,180
				8,361,307
Housing revenue: 0.13%
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Tarleton State University Project	5.38	4-1-2028	1,845,000	2,026,696
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2021	310,000	312,669
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2022	870,000	908,106
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	5.00	4-1-2025	480,000	569,371
				3,816,842
Industrial development revenue: 0.02%
Austin Convention Enterprises Incorporated Series 2017B	5.00	1-1-2021	500,000	500,000
Miscellaneous revenue: 0.47%
Houston TX Airport System Revenue Refunding AMT Special Facilities United	5.00	7-1-2027	1,750,000	1,963,360
Lewisville TX Combination Contract Revenue Special Assessment Bonds Utility System 144A	8.00	9-1-2039	1,775,000	1,817,831
Lewisville TX Combination Contract Revenue Special Assessment Bonds Utility System 144A	8.00	9-1-2039	1,895,000	1,940,726
Lower Colorado River Authority Texas Transmission Contract LCRA Transmission Services Corporation	5.00	5-15-2028	1,845,000	2,119,112
Texas Transportation Commission Highway Improvement	5.00	4-1-2027	3,010,000	3,476,189
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (National/FHA Insured)	7.65	7-1-2022	2,125,000	2,269,755
				13,586,973
Resource recovery revenue: 0.71%
Mission TX Economic Development Corporation Republic Services Incorporated Project	0.30	1-1-2026	10,000,000	9,999,900
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	0.17	4-1-2040	5,000,000	5,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	0.18	4-1-2040	5,365,000	5,365,000
				20,364,900
Transportation revenue: 0.60%
Central Texas Regional Mobility Authority Revenue Subordinated Lien BAN Series F	5.00	1-1-2025	2,000,000	2,298,880
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2021	1,000,000	1,000,000
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2023	500,000	544,890
The accompanying notes are an integral part of these financial statements.

44  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
RBC Municipal Products Incorporated Trust Floaters Series E-145 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	0.12%	9-8-2021	$ 7,000,000	$ 7,000,000
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Notes Mobility	5.00	12-31-2030	1,000,000	1,302,670
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Notes Mobility	5.00	12-31-2032	1,000,000	1,287,100
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Notes Mobility	5.00	12-31-2033	3,000,000	3,849,180
				17,282,720
Utilities revenue: 0.38%
San Antonio TX Electric & Gas Revenue Various Refunding Bond Junior Lien Series 2020	1.75	2-1-2049	4,250,000	4,474,018
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond Series 2018	2.75	2-1-2048	6,000,000	6,286,140
				10,760,158
Water & sewer revenue: 0.70%
Dallas TX Waterworks Refunding Bonds Series A	5.00	10-1-2029	16,225,000	20,175,788
				259,908,283
Utah: 0.20%
Airport revenue: 0.16%
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2029	1,000,000	1,254,910
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2031	2,705,000	3,363,154
				4,618,064
Education revenue: 0.04%
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A 144A	3.50	2-15-2026	1,215,000	1,228,146
				5,846,210
Vermont: 0.20%
Education revenue: 0.13%
Vermont Student Assistance Corporation Series A	5.00	6-15-2021	1,800,000	1,835,658
Vermont Student Assistance Corporation Series A	5.00	6-15-2022	550,000	584,645
Vermont Student Assistance Corporation Series A	5.00	6-15-2023	1,200,000	1,324,596
				3,744,899
Housing revenue: 0.07%
Vermont Housing Finance Agency Multiple Purpose Series A (GNMA/FNMA/FHLMC Insured)	3.75	11-1-2050	1,815,000	2,031,965
				5,776,864
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  45

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virginia: 1.78%
Health revenue: 0.20%
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2020-MIZ9025 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.17%	11-1-2035	$ 4,830,000	$ 4,830,000
Roanoke VA Economic Development Authority Residential Care Facility Revenue Richfield Living	4.30	9-1-2030	770,000	762,169
				5,592,169
Miscellaneous revenue: 0.25%
Westmoreland County VA IDA Lease BAN High School Project	2.00	6-1-2022	7,000,000	7,110,740
Transportation revenue: 1.00%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	20,000,000	22,353,400
Toll Road Investors Partnership II LP Series 1999B (National Public Finance Guaranty Insured)144A¤	0.00	2-15-2029	10,000,000	6,477,953
				28,831,353
Utilities revenue: 0.33%
Chesapeake VA EDA Poll Control Electric & Power Company Series 2008A	1.90	2-1-2032	4,250,000	4,403,893
Wise County VA IDA Solid Waste and Sewage Disposal Revenue Virginia Electric and Power Company Project Series A	0.75	10-1-2040	5,000,000	5,047,550
				9,451,443
				50,985,705
Washington: 1.61%
Airport revenue: 0.07%
Port of Seattle WA Intermediate Lien Revenue Bonds AMT Series 2018A	5.00	5-1-2036	1,710,000	2,043,878
GO revenue: 0.22%
Washington State Refunding Bonds Motor Vehicle Fuel Tax %%	5.00	6-1-2027	1,120,000	1,428,235
Washington State Refunding Bonds Motor Vehicle Fuel Tax %%	5.00	6-1-2028	1,500,000	1,964,415
Washington State Refunding Bonds Motor Vehicle Fuel Tax %%	5.00	6-1-2029	1,000,000	1,339,730
Washington State Refunding Bonds Motor Vehicle Fuel Tax %%	5.00	6-1-2030	1,150,000	1,572,349
				6,304,729
Health revenue: 0.92%
Skagit County WA Public Hospital District Refunding and Improvement Skagit Regional Health	5.00	12-1-2029	3,975,000	4,663,868
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap+1.40%)±	1.49	1-1-2035	11,000,000	10,903,640
Washington Health Care Facilities Authority Commonspirit Health Series B3	5.00	8-1-2049	3,000,000	3,625,500
The accompanying notes are an integral part of these financial statements.

46  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR+1.10%)±	1.20%	1-1-2042	$ 6,150,000	$ 6,172,079
Washington Housing Finance Commission Nonprofit Housing Revenue Rockwood Retirement Communities 144A	3.00	7-1-2027	1,000,000	1,007,320
				26,372,407
Housing revenue: 0.40%
Snohomish County WA Housing Authority	5.00	4-1-2027	1,130,000	1,397,528
Snohomish County WA Housing Authority	5.00	4-1-2028	1,610,000	2,032,223
Snohomish County WA Housing Authority	5.00	4-1-2029	1,690,000	2,174,455
Washington Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,783,050
				11,387,256
				46,108,270
West Virginia: 0.43%
Education revenue: 0.04%
West Virginia University Revenues Refunding West Virginia University Projects Series B	5.00	10-1-2041	1,000,000	1,286,490
Miscellaneous revenue: 0.08%
Roane County WV Building Commission Lease BAN Roane General Hospital	2.55	11-1-2021	2,250,000	2,252,768
Tax revenue: 0.11%
Monongalia County WV Commission Special District University Town Center Series A 144A	4.50	6-1-2027	3,105,000	3,254,164
Utilities revenue: 0.20%
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	5,450,000	5,604,508
				12,397,930
Wisconsin: 2.99%
Airport revenue: 0.03%
Wisconsin PFA Airport Series C	5.00	7-1-2022	905,000	944,304
Education revenue: 0.21%
Corvian County WI Community School Revenue 144A	4.25	6-15-2029	1,015,000	1,038,162
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	4.75	8-1-2023	640,000	673,421
PFA Wisconsin Charter School Revenue American Preparatory Academy 144A	4.00	7-15-2029	650,000	682,221
PFA Wisconsin Education Revenue Corvian Community School Series A 144A	4.00	6-15-2029	965,000	986,790
Pine Lake WI PFA Preparatory Series 2015 144A	4.35	3-1-2025	1,805,000	1,874,890
Wisconsin PFA Roseman University of Health Sciences Project Series 2012	5.00	4-1-2022	630,000	643,747
				5,899,231
GO revenue: 0.89%
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2022	1,245,000	1,318,741
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  47

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Eau Claire WI Area School District Refunding Bonds	5.00%	4-1-2023	$ 1,860,000	$ 2,053,012
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2024	1,000,000	1,148,830
Wisconsin State Series B	5.00	5-1-2031	12,230,000	15,040,821
Wisconsin State Series B	5.00	5-1-2034	5,000,000	5,912,350
				25,473,754
Health revenue: 0.53%
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2034	2,000,000	2,295,140
Wisconsin HEFA Bellin Memorial Hospital Series 2015	5.00	12-1-2022	755,000	818,299
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2027	1,145,000	1,435,750
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2028	600,000	767,238
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	3,000,000	3,451,500
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2027	375,000	412,920
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2028	470,000	519,891
Wisconsin HEFA Temps 50 St. Camillus Health System Incorporated	2.25	11-1-2026	4,000,000	3,999,960
Wisconsin PFA Bancroft Neurohealth Project Series A 144A	4.00	6-1-2021	1,370,000	1,379,371
				15,080,069
Industrial development revenue: 0.05%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (CoBank ACB LOC)ø	0.12	5-1-2037	1,500,000	1,500,000
Miscellaneous revenue: 0.20%
Monona WI Anticipation Notes Series D	3.63	9-1-2022	1,925,000	1,928,927
Wisconsin State Series 2	5.00	11-1-2029	3,000,000	3,701,880
				5,630,807
Resource recovery revenue: 0.38%
Wisconsin PFA Series A-2	0.30	10-1-2025	11,000,000	11,000,110
Tax revenue: 0.63%
Wisconsin Center District WI Tax Revenue Capital Appreciation Junior Dedicated Series D ¤	0.00	12-15-2028	260,000	231,863
Wisconsin Center District WI Tax Revenue Capital Appreciation Junior Dedicated Series D ¤	0.00	12-15-2029	390,000	338,220
Wisconsin Center District WI Tax Revenue Capital Appreciation Junior Dedicated Series D ¤	0.00	12-15-2030	550,000	464,255
Wisconsin Center District WI Tax Revenue Capital Appreciation Senior Dedicated Series C (AGM Insured)¤	0.00	12-15-2029	1,050,000	910,592
Wisconsin Center District WI Tax Revenue Capital Appreciation Senior Dedicated Series C (AGM Insured)¤	0.00	12-15-2031	1,350,000	1,097,550
Wisconsin State General Fund Annual Appropriations Series A	5.00	5-1-2028	11,775,000	15,006,178
				18,048,658
The accompanying notes are an integral part of these financial statements.

48  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.07%
Wisconsin Clean Water Refunding Bonds Series 2012	5.00%	6-1-2023	$ 310,000	$ 345,532
Wisconsin Clean Water Refunding Bonds Series 2015	5.00	6-1-2026	1,525,000	1,770,479
				2,116,011
				85,692,944
Total Municipal obligations (Cost $2,667,177,562)				2,778,261,570

		Yield	Shares
Short-term investments: 2.16%
Investment companies: 2.16%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01%	62,098,296	62,116,925
Total Short-term investments (Cost $62,116,179)				62,116,925
Total investments in securities (Cost $2,749,293,741)	99.68%			2,860,378,495
Other assets and liabilities, net	0.32			9,200,604
Total net assets	100.00%			$ 2,869,579,099

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  49

Portfolio of investments—December 31, 2020 (unaudited)
Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$22,727,227	$498,167,447	$(458,781,437)	$5,612	$(1,924)	$62,116,925	2.16%	62,098,296	$4,626
The accompanying notes are an integral part of these financial statements.

50  |  Wells Fargo Strategic Municipal Bond Fund

Statement of assets and liabilities—December 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $2,687,177,562)	$ 2,798,261,570
Investments in affiliated securites, at value (cost $62,116,179)	62,116,925
Cash	84,500
Cash due from broker	60,009
Receivable for interest	25,434,279
Receivable for Fund shares sold	9,850,608
Receivable for investments sold	2,155,000
Prepaid expenses and other assets	124,095
Total assets	2,898,086,986
Liabilities
Payable for when-issued transactions	15,503,568
Payable for investments purchased	6,389,096
Payable for Fund shares redeemed	4,139,052
Management fee payable	962,944
Dividends payable	944,611
Administration fees payable	262,956
Distribution fee payable	40,880
Trustees’ fees and expenses payable	2,187
Accrued expenses and other liabilities	262,593
Total liabilities	28,507,887
Total net assets	$2,869,579,099
Net assets consist of
Paid-in capital	$ 2,769,823,488
Total distributable earnings	99,755,611
Total net assets	$2,869,579,099
Computation of net asset value and offering price per share
Net assets – Class A	$ 596,471,584
Shares outstanding – Class A1	64,047,424
Net asset value per share – Class A	$9.31
Maximum offering price per share – Class A2	$9.70
Net assets – Class C	$ 58,705,671
Shares outstanding – Class C1	6,282,065
Net asset value per share – Class C	$9.34
Net assets – Class R6	$ 21,342,087
Shares outstanding – Class R6[1]	2,291,499
Net asset value per share – Class R6	$9.31
Net assets – Administrator Class	$ 116,727,872
Shares outstanding – Administrator Class[1]	12,541,497
Net asset value per share – Administrator Class	$9.31
Net assets – Institutional Class	$ 2,076,331,885
Shares outstanding – Institutional Class[1]	223,006,278
Net asset value per share – Institutional Class	$9.31
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  51

Statement of operations—six months ended December 31, 2020 (unaudited)

Investment income
Interest	$ 32,735,019
Income from affiliated securities	4,626
Total investment income	32,739,645
Expenses
Management fee	5,142,453
Administration fees
Class A	468,623
Class C	52,618
Class R6	3,261
Administrator Class	61,095
Institutional Class	813,312
Shareholder servicing fees
Class A	731,740
Class C	82,127
Administrator Class	152,062
Distribution fee
Class C	246,380
Custody and accounting fees	56,106
Professional fees	35,107
Registration fees	98,209
Shareholder report expenses	43,861
Trustees’ fees and expenses	9,874
Other fees and expenses	28,932
Total expenses	8,025,760
Less: Fee waivers and/or expense reimbursements
Fund-level	(15,867)
Class A	(773)
Administrator Class	(15,867)
Net expenses	7,993,253
Net investment income	24,746,392
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(401,094)
Affiliated securities	5,612
Futures contracts	4,499
Net realized losses on investments	(390,983)
Net change in unrealized gains (losses) on
Unaffiliated securities	42,803,962
Affiliated securities	(1,924)
Futures contracts	15,740
Net change in unrealized gains (losses) on investments	42,817,778
Net realized and unrealized gains (losses) on investments	42,426,795
Net increase in net assets resulting from operations	$67,173,187
The accompanying notes are an integral part of these financial statements.

52  |  Wells Fargo Strategic Municipal Bond Fund

Statement of changes in net assets

	Six months ended December 31, 2020 (unaudited)		Year ended June 30, 2020
Operations
Net investment income		$ 24,746,392		$ 51,940,887
Net realized losses on investments		(390,983)		(10,576,238)
Net change in unrealized gains (losses) on investments		42,817,778		12,244,799
Net increase in net assets resulting from operations		67,173,187		53,609,448
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,522,553)		(10,397,610)
Class C		(262,699)		(857,859)
Class R6		(209,041)		(365,000)
Administrator Class		(1,012,829)		(2,747,561)
Institutional Class		(19,035,147)		(39,466,814)
Total distributions to shareholders		(25,042,269)		(53,834,844)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	11,000,438	101,815,986	18,849,916	172,905,977
Class C	845,784	7,853,567	1,396,675	12,877,889
Class R6	347,599	3,210,982	2,389,745	21,930,358
Administrator Class	2,366,597	21,883,714	2,699,164	24,742,963
Institutional Class	58,593,309	541,830,045	93,352,999	853,335,830
		676,594,294		1,085,793,017
Reinvestment of distributions
Class A	434,191	4,021,322	1,035,246	9,479,576
Class C	25,138	233,566	79,915	734,143
Class R6	9,597	88,880	11,437	104,320
Administrator Class	104,613	968,134	292,011	2,673,202
Institutional Class	1,720,122	15,925,848	3,591,282	32,877,993
		21,237,750		45,869,234
Payment for shares redeemed
Class A	(6,889,785)	(63,748,826)	(18,134,239)	(164,712,253)
Class C	(2,138,370)	(19,836,475)	(2,900,830)	(26,634,023)
Class R6	(296,379)	(2,745,601)	(1,623,820)	(14,770,396)
Administrator Class	(2,573,890)	(23,811,333)	(6,663,826)	(60,284,872)
Institutional Class	(36,840,030)	(341,098,729)	(77,609,421)	(703,994,181)
		(451,240,964)		(970,395,725)
Net increase in net assets resulting from capital share transactions		246,591,080		161,266,526
Total increase in net assets		288,721,998		161,041,130
Net assets
Beginning of period		2,580,857,101		2,419,815,971
End of period		$2,869,579,099		$2,580,857,101
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  53

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.17	$9.14	$8.93	$8.94	$9.06	$8.90
Net investment income	0.07	0.17	0.18	0.15	0.13	0.14
Net realized and unrealized gains (losses) on investments	0.14	0.03	0.21	0.01	(0.07)	0.18
Total from investment operations	0.21	0.20	0.39	0.16	0.06	0.32
Distributions to shareholders from
Net investment income	(0.07)	(0.16)	(0.18)	(0.15)	(0.13)	(0.14)
Net realized gains	0.00	(0.01)	0.00	(0.02)	(0.05)	(0.02)
Total distributions to shareholders	(0.07)	(0.17)	(0.18)	(0.17)	(0.18)	(0.16)
Net asset value, end of period	$9.31	$9.17	$9.14	$8.93	$8.94	$9.06
Total return[1]	2.32%	2.23%	4.41%	1.82%	0.65%	3.67%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.80%	0.82%	0.81%	0.81%
Net expenses	0.79%	0.79%	0.80%	0.82%	0.81%	0.81%
Net investment income	1.52%	1.81%	1.99%	1.69%	1.45%	1.53%
Supplemental data
Portfolio turnover rate	14%	26%	29%	33%	31%	53%
Net assets, end of period (000s omitted)	$596,472	$545,670	$528,004	$491,128	$550,965	$726,135

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

54  |  Wells Fargo Strategic Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.20	$9.17	$8.96	$8.97	$9.09	$8.94
Net investment income	0.04	0.10	0.11 [1]	0.08 [1]	0.07	0.07
Net realized and unrealized gains (losses) on investments	0.14	0.04	0.21	0.01	(0.07)	0.17
Total from investment operations	0.18	0.14	0.32	0.09	0.00	0.24
Distributions to shareholders from
Net investment income	(0.04)	(0.10)	(0.11)	(0.08)	(0.07)	(0.07)
Net realized gains	0.00	(0.01)	0.00	(0.02)	(0.05)	(0.02)
Total distributions to shareholders	(0.04)	(0.11)	(0.11)	(0.10)	(0.12)	(0.09)
Net asset value, end of period	$9.34	$9.20	$9.17	$8.96	$8.97	$9.09
Total return[2]	1.93%	1.47%	3.62%	1.06%	(0.10)%	2.78%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.54%	1.55%	1.57%	1.56%	1.56%
Net expenses	1.54%	1.54%	1.55%	1.57%	1.56%	1.56%
Net investment income	0.78%	1.06%	1.24%	0.94%	0.72%	0.78%
Supplemental data
Portfolio turnover rate	14%	26%	29%	33%	31%	53%
Net assets, end of period (000s omitted)	$58,706	$69,472	$82,331	$115,518	$137,955	$156,560

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  55

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2020 (unaudited)	2020	2019 [1]
Net asset value, beginning of period	$9.17	$9.15	$8.94
Net investment income	0.09	0.20	0.20
Net realized and unrealized gains (losses) on investments	0.14	0.03	0.21
Total from investment operations	0.23	0.23	0.41
Distributions to shareholders from
Net investment income	(0.09)	(0.20)	(0.20)
Net realized gains	0.00	(0.01)	0.00
Total distributions to shareholders	(0.09)	(0.21)	(0.20)
Net asset value, end of period	$9.31	$9.17	$9.15
Total return[2]	2.52%	2.51%	4.61%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.41%	0.41%
Net expenses	0.41%	0.41%	0.41%
Net investment income	1.90%	2.19%	2.39%
Supplemental data
Portfolio turnover rate	14%	26%	29%
Net assets, end of period (000s omitted)	$21,342	$20,459	$13,291

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

56  |  Wells Fargo Strategic Municipal Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.17	$9.14	$8.93	$8.93	$9.06	$8.90
Net investment income	0.08	0.17	0.19	0.16	0.14	0.15
Net realized and unrealized gains (losses) on investments	0.14	0.04	0.21	0.02	(0.08)	0.18
Total from investment operations	0.22	0.21	0.40	0.18	0.06	0.33
Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.19)	(0.16)	(0.14)	(0.15)
Net realized gains	0.00	(0.01)	0.00	(0.02)	(0.05)	(0.02)
Total distributions to shareholders	(0.08)	(0.18)	(0.19)	(0.18)	(0.19)	(0.17)
Net asset value, end of period	$9.31	$9.17	$9.14	$8.93	$8.93	$9.06
Total return[1]	2.38%	2.34%	4.53%	2.07%	0.67%	3.80%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.73%	0.73%	0.76%	0.75%	0.74%
Net expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	1.64%	1.92%	2.10%	1.80%	1.51%	1.66%
Supplemental data
Portfolio turnover rate	14%	26%	29%	33%	31%	53%
Net assets, end of period (000s omitted)	$116,728	$115,889	$149,097	$191,723	$195,138	$408,846

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Strategic Municipal Bond Fund  |  57

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.17	$9.14	$8.93	$8.94	$9.06	$8.90
Net investment income	0.09	0.20	0.21	0.18	0.16	0.17
Net realized and unrealized gains (losses) on investments	0.14	0.04	0.21	0.01	(0.07)	0.18
Total from investment operations	0.23	0.24	0.42	0.19	0.09	0.35
Distributions to shareholders from
Net investment income	(0.09)	(0.20)	(0.21)	(0.18)	(0.16)	(0.17)
Net realized gains	0.00	(0.01)	0.00	(0.02)	(0.05)	(0.02)
Total distributions to shareholders	(0.09)	(0.21)	(0.21)	(0.20)	(0.21)	(0.19)
Net asset value, end of period	$9.31	$9.17	$9.14	$8.93	$8.94	$9.06
Total return[1]	2.49%	2.57%	4.75%	2.16%	0.99%	4.02%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.46%	0.47%	0.49%	0.48%	0.48%
Net expenses	0.46%	0.46%	0.47%	0.48%	0.48%	0.48%
Net investment income	1.85%	2.14%	2.32%	2.05%	1.85%	1.85%
Supplemental data
Portfolio turnover rate	14%	26%	29%	33%	31%	53%
Net assets, end of period (000s omitted)	$2,076,332	$1,829,368	$1,647,093	$1,224,170	$1,033,007	$608,995

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

58  |  Wells Fargo Strategic Municipal Bond Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Strategic Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to

Wells Fargo Strategic Municipal Bond Fund  |  59

Notes to financial statements (unaudited)
make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2020, the aggregate cost of all investments for federal income tax purposes was $2,749,277,998 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$113,886,357
Gross unrealized losses	(2,785,860)
Net unrealized gains	$111,100,497
As of June 30, 2020, the Fund had capital loss carryforwards which consisted of $8,424,845 in short-term capital losses and $2,167,133 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

60  |  Wells Fargo Strategic Municipal Bond Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$ 0	$ 20,000,000	$0	$ 20,000,000
Municipal obligations	0	2,778,261,570	0	2,778,261,570
Short-term investments
Investment companies	62,116,925	0	0	62,116,925
Total assets	$62,116,925	$2,798,261,570	$0	$2,860,378,495
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the six months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2020, the management fee was equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.

Wells Fargo Strategic Municipal Bond Fund  |  61

Notes to financial statements (unaudited)
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.81% for Class A shares, 1.56% for Class C shares, 0.43% for Class R6 shares, 0.68% for Administrator Class shares, and 0.48% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2020, Funds Distributor received $10,227 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2020.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $340,122,060, $35,915,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2020.

62  |  Wells Fargo Strategic Municipal Bond Fund

Notes to financial statements (unaudited)
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2020 were $340,249,819 and $926,879,635, respectively.
6. DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2020, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $2,580,055 in short futures contracts during the six months ended December 31, 2020.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2020, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
10. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement(s). The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Wells Fargo Strategic Municipal Bond Fund  |  63

Notes to financial statements (unaudited)
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

64  |  Wells Fargo Strategic Municipal Bond Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Strategic Municipal Bond Fund  |  65

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

66  |  Wells Fargo Strategic Municipal Bond Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Strategic Municipal Bond Fund  |  67

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
1  Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.
2  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

68  |  Wells Fargo Strategic Municipal Bond Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0121-00284 02-21
SA257/SAR257 12-20

Semi-Annual Report
December 31, 2020
Wells Fargo Ultra Short-Term
Municipal Income Fund

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The views expressed and any forward-looking statements are as of December 31, 2020, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Ultra Short-Term Municipal Income Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Ultra Short-Term Municipal Income Fund for the six-month period that ended December 31, 2020. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 22.16%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 24.33%, while the MSCI EM Index (Net),3 had even stronger performance, with a 31.14% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned 1.29%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 9.44%, and the Bloomberg Barclays Municipal Bond Index,6 returned 3.07% while the ICE BofA U.S. High Yield Index,7 gained a hefty 11.49%.
The stock market rally continued in July.
After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income. However, economic data and a resurgence of COVID-19 cases underscored the urgent need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China’s second-quarter GDP grew 3.2% year over year. The U.S. economy added 1.8 million jobs in July, but a double-digit jobless rate persisted.
The stock market continued to rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases as well as the expiration of the $600 weekly bonus unemployment benefit in July. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Andrew Owen
President
Wells Fargo Funds
“After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Letter to shareholders (unaudited)
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  3

Letter to shareholders (unaudited)
Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (expected to be extended through June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Ultra Short-Term Municipal Income Fund

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Performance highlights (unaudited)
Investment objective
The Fund seeks current income exempt from federal income tax, consistent with capital preservation.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Bruce R. Johns
James Randazzo
Nicholos Venditti*
Average annual total returns (%) as of December 31, 2020
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SMAVX)	10-2-2000	-1.05	0.47	0.50	0.97	0.87	0.71	0.67	0.50
Class A2 (WFUNX)[3]	5-29-2020	–	–	–	0.95	0.87	0.71	0.67	0.50
Class C (WFUSX)	3-31-2008	-0.24	0.24	0.03	0.76	0.24	0.03	1.42	1.25
Class R6 (WUSRX)[4]	7-31-2018	–	–	–	1.28	1.19	1.02	0.29	0.20
Administrator Class (WUSMX)	7-30-2010	–	–	–	0.99	0.93	0.77	0.61	0.50
Institutional Class (SMAIX)	7-31-2000	–	–	–	1.13	1.17	1.01	0.34	0.25
Ultra Short-Term Municipal Blended Index[5]	–	–	–	–	1.04	1.14	0.79	–	–
Bloomberg Barclays 1-Year Municipal Bond Index[6]	–	–	–	–	1.76	1.43	1.16	–	–
iMoneyNet Tax-Free National Institutional Money Market Funds Average[7]	–	–	–	–	0.32	0.84	0.43	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class A2, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.
Please see footnotes on page 7.

6  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Performance highlights (unaudited)
Effective maturity distribution as of December 31, 2020[8]
Credit quality as of December 31, 2020[9]

*	Mr. Venditti became a portfolio manager of the Fund on September 1, 2020.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.50% for Class A, 0.50% for Class A2, 1.25% for Class C, 0.20% for Class R6, 0.50% for Administrator Class, and 0.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class A2 shares prior to their inception reflects the performance of the Class A shares, and it is not adjusted to reflect the higher expenses applicable to the the Class A shares.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[5]	Source: Wells Fargo Funds Management LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg Barclays 1-Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.
[6]	The Bloomberg Barclays 1-Year Municipal Bond Index is the one-year component of the Bloomberg Barclays Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	iMoneyNet Tax-Free National Institutional Money Market Funds Average is the return of an unmanaged group of money market funds. You cannot invest directly in this average.
[8]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.
[9]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2020 to December 31, 2020.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2020	Ending account value 12-31-2020	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,004.69	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class A2
Actual	$1,000.00	$1,004.66	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class C
Actual	$1,000.00	$1,007.50	$5.11	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.14	1.01%
Class R6
Actual	$1,000.00	$1,006.19	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Administrator Class
Actual	$1,000.00	$1,004.66	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Institutional Class
Actual	$1,000.00	$1,005.93	$1.26	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28	0.25%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 1.68%
California: 0.30%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (70 shares) 0.51% 144Aø	$ 7,000,000	7,000,000
New York: 1.04%
Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares (242 shares) 0.51% 144Aø	24,200,000	24,200,000
Other: 0.34%
Nuveen AMT Quality Municipal Income Fund MuniFund Preferred Shares Series 1-2118 (30 shares) 0.19% 144Aø	3,000,000	3,000,000
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (50 shares) 0.51% 144Aø	5,000,000	5,000,000
		8,000,000
Total Closed end municipal bond fund obligations (Cost $39,200,000)		39,200,000

	Interest rate	Maturity date
Municipal obligations: 98.17%
Alabama: 4.28%
Health revenue: 1.77%
Alabama Health Care Authority for Baptist Health Series B (AGC Insured)€	0.19	11-15-2037	18,250,000	18,250,000
Alabama Health Care Authority for Baptist Health Series B ø	0.35	11-1-2042	8,200,000	8,200,000
East Alabama Health Care Authority Series B ø	0.28	9-1-2039	14,829,000	14,829,000
				41,279,000
Utilities revenue: 2.51%
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	18,635,000	18,853,961
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	4,415,000	4,636,677
Black Belt Energy Gas District Project 4 Series A-1	4.00	6-1-2022	500,000	524,180
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA)ø	0.38	8-1-2037	9,832,000	9,832,000
Southeast Alabama Gas Supply District Project #1 Series A	4.00	4-1-2049	4,000,000	4,413,080
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0184 (Morgan Stanley Bank LIQ)144Aø	0.59	9-1-2046	20,400,000	20,400,000
				58,659,898
				99,938,898
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  9

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Alaska: 0.18%
Miscellaneous revenue: 0.18%
Alaska Municipal Bond Bank Series 1	5.00%	12-1-2023	$ 1,900,000	$ 2,141,698
Alaska Municipal Bond Bank Series 1	5.00	12-1-2024	1,750,000	2,043,894
				4,185,592
Arizona: 1.72%
Education revenue: 0.08%
Arizona Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2862 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.29	12-15-2047	2,000,000	2,000,000
Health revenue: 1.06%
Maricopa County AZ IDA Series A	5.00	1-1-2048	3,910,000	4,220,923
Scottsdale AZ IDA Healthcare Series F (AGM Insured)€	0.17	9-1-2045	20,500,000	20,500,000
				24,720,923
Industrial development revenue: 0.45%
Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	3,325,000	3,512,530
Phoenix AZ IDA Various Republic Services Incorporated Projects	0.30	12-1-2035	7,000,000	6,999,930
				10,512,460
Utilities revenue: 0.13%
Salt Verde AZ Financial Corporation	5.25	12-1-2021	2,900,000	3,015,101
				40,248,484
Arkansas: 0.52%
Health revenue: 0.26%
Batesville AK Public Facilities Board Hospital White River Health System Incorporated	5.00	6-1-2024	1,345,000	1,461,692
Boone County AR Hospital Construction Series 2006 (BOKF NA LOC)ø	3.00	5-1-2037	4,700,000	4,700,000
				6,161,692
Housing revenue: 0.26%
Arkansas Development Finance Authority Multifamily Housing Homes Project (Department of Housing and Urban Development Insured)	1.20	3-1-2024	6,000,000	6,074,279
				12,235,971
California: 7.10%
Airport revenue: 0.15%
Port Oakland CA Revenue Refunding Intermediate Lien Series H %%	5.00	5-1-2022	2,700,000	2,845,638
San Francisco CA City & County Airports Commission AMT Series H	5.00	5-1-2021	735,000	745,797
				3,591,435
Health revenue: 2.37%
California HFFA Kaiser Permanente Series C	5.00	8-1-2031	2,450,000	2,662,856
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California Statewide CDA Emanate Health Series A	5.00%	4-1-2025	$ 750,000	$ 892,268
California Statewide CDA Health Facilities Catholic Series D (AGM Insured)€	0.05	7-1-2041	25,175,000	25,175,000
California Statewide CDA Health Facilities Catholic Series E (AGM Insured)€	0.19	7-1-2040	50,000	50,000
California Statewide CDA Health Facilities Catholic Series F (AGM Insured)€	0.17	7-1-2040	15,025,000	15,025,000
Palomar CA Pomerado Health Care District Certificate of Participation Series A (AGM Insured)€	0.57	11-1-2036	9,425,000	9,425,000
Palomar CA Pomerado Health Care District Certificate of Participation Series B (AGM Insured)€	0.57	11-1-2036	1,300,000	1,300,000
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured)€	0.57	11-1-2036	775,000	775,000
				55,305,124
Housing revenue: 0.74%
California HFA MFHR	1.45	4-1-2024	3,500,000	3,531,115
California Municipal Finance Authority Housing Revenue Dino Papavero Apartments Project	1.50	6-1-2022	8,700,000	8,741,238
Deutsche Bank Spears Series DBE-8061 (Deutsche Bank LIQ)144Aø	0.69	1-1-2060	4,000,000	4,000,000
Mizuho Floater/Residual Trust Tender Option Bond (Mizuho Capital Markets LLC LIQ)144Aø	0.29	10-1-2036	892,000	892,000
				17,164,353
Industrial development revenue: 0.51%
California Infrastructure and Economic Development Bank Revenue AMT Brightline West Passenger 144A	0.45	1-1-2050	12,000,000	12,011,160
Miscellaneous revenue: 0.43%
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-1 (1 Month LIBOR+0.33%)±	0.44	10-1-2047	5,000,000	5,004,300
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series B-2 (1 Month LIBOR+0.20%)±	0.31	10-1-2047	5,000,000	5,000,050
				10,004,350
Resource recovery revenue: 0.67%
California Municipal Finance Authority Republic Services øø	0.23	9-1-2021	5,550,000	5,550,000
California PCFA Series A 144Aøø	0.30	8-1-2023	10,000,000	9,999,900
				15,549,900
Tax revenue: 2.16%
California Tender Option Bond Trust Receipts/Floater Certificates Series 2020-YX1142 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.19	10-1-2049	1,000,000	1,000,000
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.29	3-1-2021	23,000,000	23,000,000
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  11

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9003 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.29%	3-1-2036	$16,295,000	$ 16,295,000
Santa Clara Valley CA Transportation Series B (TD Bank NA SPA)ø	0.06	4-1-2036	10,000,000	10,000,000
				50,295,000
Utilities revenue: 0.07%
School Project for Utility Rate Reduction California Revenue Anticipation Notes	1.00	8-1-2021	1,715,000	1,722,186
				165,643,508
Colorado: 0.56%
Airport revenue: 0.09%
Denver CO City and County Airport Revenue AMT Series B 2	5.00	11-15-2031	1,840,000	2,205,222
Health revenue: 0.02%
Colorado Health Facilities Authority Catholic Health Initiatives Series B-3	4.00	1-1-2024	530,000	559,500
Miscellaneous revenue: 0.21%
Colorado Bridge Enterprise Central 70 Project	4.00	6-30-2024	2,000,000	2,204,680
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2023	1,385,000	1,512,185
Colorado State Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity	4.00	12-31-2024	1,000,000	1,118,270
				4,835,135
Tax revenue: 0.02%
Regional Transportation District Colorado Private Activity Revenue Denver Trans Partners Eagle P3	5.00	7-15-2024	300,000	345,606
Transportation revenue: 0.19%
Colorado E-470 Public Highway Authority Series A (1 Month LIBOR+0.42%)±	0.52	9-1-2039	4,500,000	4,495,275
Water & sewer revenue: 0.03%
Central Weld County CO Water District Water Revenue (AGM Insured)	5.00	12-1-2025	520,000	633,074
				13,073,812
Connecticut: 3.00%
Education revenue: 0.79%
Connecticut HEFAR Yale University Issue Series A	1.10	7-1-2048	7,000,000	7,112,140
Connecticut HEFAR Yale University issue Series B	0.55	7-1-2037	8,000,000	8,126,800
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program	5.00	11-15-2022	1,350,000	1,458,608
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program	5.00	11-15-2024	585,000	678,740
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00%	11-15-2021	$ 545,000	$ 565,754
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2023	440,000	492,070
				18,434,112
GO revenue: 0.59%
Bridgeport CT Series A	5.00	6-1-2023	655,000	710,629
Bridgeport CT Series A	5.00	6-1-2024	800,000	894,752
Bridgeport CT Series A	5.00	6-1-2025	2,695,000	3,099,681
Connecticut Series A %%	3.00	1-15-2025	3,000,000	3,307,230
Connecticut Series C	3.00	6-1-2022	1,050,000	1,090,635
Connecticut Series C	3.00	6-1-2023	600,000	638,700
Connecticut Series C	3.00	6-1-2024	1,055,000	1,149,401
Connecticut Series C	4.00	6-1-2023	400,000	435,276
Connecticut Series C	4.00	6-1-2024	500,000	561,650
West Haven CT BAN Series B	2.00	9-30-2021	2,000,000	2,017,040
				13,904,994
Housing revenue: 1.40%
Connecticut HFA Series 25	2.30	6-15-2021	950,000	957,458
Connecticut HFA Series 25	2.50	6-15-2022	840,000	863,621
Connecticut HFA Series A 3 (Helaba SPA)ø	0.08	11-15-2047	28,340,000	28,340,000
Waterbury CT Housing Authority Multifamily Housing Exchange Place Project	0.40	2-1-2023	2,500,000	2,500,050
				32,661,129
Miscellaneous revenue: 0.09%
Bridgeport CT Grant Anticipation Notes	1.50	12-9-2021	2,000,000	2,015,180
Tax revenue: 0.13%
Connecticutial Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2023	375,000	415,616
Connecticutial Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2024	1,000,000	1,152,610
Connecticutial Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2025	1,150,000	1,373,399
				2,941,625
				69,957,040
District of Columbia: 2.43%
Education revenue: 0.88%
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0094 (Deutsche Bank LIQ)144Aø	0.24	10-1-2041	20,560,000	20,560,000
Housing revenue: 1.28%
District of Columbia HFA MFHR Liberty Place Apartments Project	0.50	12-1-2021	9,800,000	9,806,174
District of Columbia HFA Park Southern Apartments Project (FHA Insured)	0.70	6-1-2024	20,000,000	20,038,200
				29,844,374
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  13

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.27%
Washington DC Metropolitan Area Transit Authority Series A	5.00%	7-15-2023	$ 3,600,000	$ 4,027,716
Washington DC Metropolitan Area Transit Authority Series A	5.00	7-15-2024	2,000,000	2,329,960
				6,357,676
				56,762,050
Florida: 2.63%
Airport revenue: 0.16%
Miami Dade County FL Aviation Revenue Refunding Series A	5.00	10-1-2024	2,500,000	2,926,575
Miami-Dade County FL Seaport Series A	5.00	10-1-2021	855,000	881,266
				3,807,841
Education revenue: 0.35%
Florida HEFAR Florida Institute of Technology	5.00	10-1-2023	500,000	538,380
Florida HEFAR Florida Institute of Technology	5.00	10-1-2024	250,000	275,268
Tender Option Bond Trust Receipts/Certificates (Morgan Stanley Bank LIQ)144Aø	0.34	4-1-2053	7,325,000	7,325,000
				8,138,648
Health revenue: 0.19%
Miami-Dade County FL Health Facilities Authority Miami Children's Hospital Project Series A	5.25	8-1-2021	145,000	145,481
North Broward FL Hospital District Series B ##	5.00	1-1-2021	925,000	925,000
Tender Option Bond Trust Receipts/Certificates (JPMorgan Chase & Company LIQ)144Aø	0.19	2-15-2026	3,225,000	3,225,000
				4,295,481
Housing revenue: 0.66%
Deutsche Bank Spears Series DBE-8055 (Deutsche Bank LOC, Deutsche Bank LIQ)144Aø	0.69	11-1-2058	10,000,000	10,000,000
Florida Housing Finance Corporation Multifamily Mortgage Parrish Oaks Series A	1.25	2-1-2023	500,000	505,175
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)##	1.95	1-1-2021	1,085,000	1,085,000
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.00	7-1-2021	775,000	780,634
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.05	1-1-2022	570,000	578,533
Miami-Dade County FL HFA Multifamily Housing Revenue øø	0.60	12-1-2022	2,500,000	2,501,725
				15,451,067
Industrial development revenue: 0.86%
Martin County FL PCR Adjusted Refunding Florida Power And Light Company Project ø	0.13	7-15-2022	20,000,000	20,000,000
Miscellaneous revenue: 0.34%
Pasco County FL School Board Certificates Participation Sifma Index Rate Certificates (SIFMA Municipal Swap+0.75%)±	0.84	8-1-2032	8,000,000	8,022,400
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.05%
Miami FL Special Obligation Refunding Bond Street & Sidewalk Improvement Program (AGM Insured)144A##	5.00%	1-1-2021	$ 1,060,000	$ 1,060,000
Transportation revenue: 0.02%
Miami Dade County FL Expressway Authority Series B	5.00	7-1-2022	460,000	489,389
				61,264,826
Georgia: 1.72%
Health revenue: 0.10%
Cobb County GA Kennestone Hospital Authority Anticipation Certificates Wellstar %%	5.00	4-1-2024	1,300,000	1,485,783
Cobb County GA Kennestone Hospital Authority Anticipation Certificates Wellstar	5.00	4-1-2025	660,000	783,664
				2,269,447
Housing revenue: 0.56%
Clayton County GA Housing Authority Renaissance at Garden Walk Apartments Project	2.30	6-1-2022	13,000,000	13,103,740
Utilities revenue: 1.06%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	1.55	12-1-2049	4,000,000	4,063,840
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Fifth Series 1995	2.05	10-1-2032	1,850,000	1,876,548
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2008	1.65	11-1-2048	2,795,000	2,810,792
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First St Series ø	0.11	7-1-2049	10,700,000	10,700,000
Monroe County GA Development Authority Power Company Plant Scherer Project First Series 2009	2.05	7-1-2049	2,545,000	2,581,521
Municipal Electric Authority Georgia Project One Subordinated Bond Series A	5.00	1-1-2022	2,500,000	2,615,175
				24,647,876
				40,021,063
Guam: 0.11%
Airport revenue: 0.11%
Guam International Airport Authority AMT Refunding Bond Series A	3.00	10-1-2021	55,000	55,251
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2022	1,000,000	1,044,150
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2023	1,395,000	1,486,931
				2,586,332
Hawaii: 0.08%
Health revenue: 0.08%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap+0.45%)±	0.54	7-1-2039	1,955,000	1,955,000
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  15

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Idaho: 0.17%
Housing revenue: 0.17%
Idaho Housing & Finance Association Series A ø	0.24%	1-1-2038	$ 4,000,000	$ 4,000,000
Illinois: 7.36%
Airport revenue: 0.14%
Chicago IL Midway Airport Revenue Refunding Second Lien Series B ##	5.00	1-1-2021	3,200,000	3,200,000
Education revenue: 0.06%
University of Illinois Auxiliary Facilities Series A	5.00	4-1-2022	1,070,000	1,126,100
University of Illinois Auxiliary Facilities Series A	5.00	4-1-2024	350,000	353,605
				1,479,705
GO revenue: 1.34%
Chicago IL CAB City Colleges (National Insured)¤	0.00	1-1-2024	3,670,000	3,428,514
Chicago IL Series A	5.00	1-1-2025	2,500,000	2,761,300
Chicago IL Series C ##	5.00	1-1-2021	1,565,000	1,565,000
Cook County IL Refunding Bond Series C	5.00	11-15-2022	3,045,000	3,274,867
Illinois ##	5.00	2-1-2021	3,115,000	3,124,096
Illinois	5.00	1-1-2022	5,915,000	6,143,615
Illinois Series 2016	5.00	11-1-2021	5,380,000	5,553,882
Lake County IL Water Sewerage System Grainger Incorporated Project (Northern Trust Company LIQ)ø	0.22	4-1-2021	1,500,000	1,500,000
Waukegan IL Series 2018B (AGM Insured)	4.00	12-30-2021	800,000	826,864
Whiteside & Lee County IL Community Unit School District 5 Series A (BAM Insured)	4.00	12-1-2022	1,375,000	1,457,500
Whiteside & Lee County IL Community Unit School District 5 Series A (BAM Insured)	4.00	12-1-2023	1,435,000	1,561,926
				31,197,564
Health revenue: 0.56%
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Series E-2	1.75	11-15-2042	2,970,000	2,980,425
Illinois Finance Authority Healthcare System Series B-1	5.00	5-15-2050	1,200,000	1,374,816
Illinois Finance Authority Mercy Health Corporation	5.00	12-1-2021	1,165,000	1,209,806
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (1 Month LIBOR+1.35%)±	1.46	5-1-2036	6,410,000	6,410,769
Illinois Finance Authority Rehabilitation Institute of Chicago	5.00	7-1-2023	1,100,000	1,198,824
				13,174,640
Housing revenue: 0.21%
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2020-YX1119 (GNMA/FNMA/FHLMC Insured, Barclays Bank plc LIQ)144Aø	0.14	4-1-2041	4,880,000	4,880,000
Miscellaneous revenue: 2.12%
Chicago IL Board of Education Series B	5.00	12-1-2022	1,500,000	1,583,115
Chicago IL Board of Education Series B	5.00	12-1-2023	1,150,000	1,239,505
Illinois Refunding Bond	5.00	8-1-2022	2,290,000	2,423,141
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Illinois Series D	5.00%	11-1-2021	$ 9,820,000	$ 10,098,004
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2854 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.27	6-15-2050	34,160,000	34,160,000
				49,503,765
Tax revenue: 2.74%
Illinois Regional Transportation Authority Series B-RMKT øø	0.80	6-1-2025	29,530,000	29,530,000
Illinois Series A	5.00	6-1-2021	1,455,000	1,478,542
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0603 (Royal Bank of Canada LIQ)144Aø	0.30	1-1-2026	2,265,000	2,265,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0093 (Barclays Bank plc LIQ)144Aø	0.24	1-1-2048	8,000,000	8,000,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0683 (Bank of America NA LIQ)144Aø	0.30	1-1-2048	8,340,000	8,340,000
lllinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0713 (Morgan Stanley Bank LIQ)144Aø	0.29	1-1-2043	8,000,000	8,000,000
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	5,925,000	6,303,430
				63,916,972
Water & sewer revenue: 0.19%
Chicago IL Wastewater Transmission Revenue CAB Refunding Series A (National Insured)¤	0.00	1-1-2022	3,265,000	3,240,904
South Sangamon IL Water Commission (AGM Insured)	4.00	1-1-2023	500,000	528,170
South Sangamon IL Water Commission (AGM Insured)	4.00	1-1-2026	500,000	560,940
				4,330,014
				171,682,660
Indiana: 0.81%
Industrial development revenue: 0.11%
Whiting IN Environmental Facilities North America Incorporated Project	5.00	11-1-2047	2,250,000	2,630,970
Miscellaneous revenue: 0.45%
Indiana Bond Bank Advance Funding Program Series A	3.00	1-11-2021	1,000,000	1,000,540
Indianapolis IN Local Public Improvement Bond Bank Fieldhouse Project Series B	1.45	6-1-2021	9,500,000	9,500,380
				10,500,920
Utilities revenue: 0.25%
Mount Vernon Industry Environmental Southern Industry Gas and Electric Company	0.88	9-1-2055	5,750,000	5,754,888
				18,886,778
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  17

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kansas: 0.60%
Health revenue: 0.11%
Wichita KS HCFR Presbyterian Manors Obligated Group	4.00%	5-15-2022	$ 1,250,000	$ 1,260,350
Wichita KS HCFR Series I	3.75	5-15-2023	1,410,000	1,416,007
				2,676,357
Housing revenue: 0.36%
Kansas HFA Forest Glen Apartments Project Series B	1.66	7-1-2022	8,300,000	8,353,867
Utilities revenue: 0.13%
Burlington KS Environmental Impact Series A ø	0.20	9-1-2035	3,000,000	3,000,000
				14,030,224
Kentucky: 1.27%
Airport revenue: 0.05%
Louisville KY Regional Airport Authority Refunding Bond AMT Series A	5.00	7-1-2021	1,250,000	1,275,625
Health revenue: 0.04%
Kentucky EDFA Owensboro Health Incorporated Series A	5.00	6-1-2021	825,000	834,826
Housing revenue: 0.43%
Kentucky Housing Corporation MFHR City View Park Project	1.16	2-1-2023	10,000,000	10,107,900
Transportation revenue: 0.10%
Kentucky Asset / Liability Commission Agency Fund Revenue Refunding Project Notes Federal Highway Trust Fund	5.00	9-1-2021	2,195,000	2,263,682
Utilities revenue: 0.48%
Louisville & Jefferson Counties KY Metro Government PCR Series B	2.55	11-1-2027	6,500,000	6,539,065
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2021	2,305,000	2,381,733
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2023	1,995,000	2,233,403
				11,154,201
Water & sewer revenue: 0.17%
Kentucky Rural Water Finance Corporation Public Project Revenue Construction Notes Series E 2020 1	0.43	12-1-2021	4,000,000	4,000,880
				29,637,114
Louisiana: 2.31%
Airport revenue: 0.26%
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A	2.00	10-1-2040	5,540,000	5,594,015
New Orleans LA Aviation Board Series D-2 ##	5.00	1-1-2021	590,000	590,000
				6,184,015
Health revenue: 0.24%
Louisiana Public Facilities Authority Hospital Revenue Louisiana Childrens Medical Center Project	5.00	6-1-2045	5,000,000	5,541,550
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.17%
Louisiana Housing Corporation Hollywood Acres & Hollywood Heights Project Series 2019	1.44%	12-1-2023	$ 4,000,000	$ 4,042,280
Industrial development revenue: 1.25%
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2010A ø	0.10	8-1-2035	21,000,000	21,000,000
Saint John The Baptist Parish LA Revenue Refunding Bond Marathon Oil Corporation Project	2.00	6-1-2037	8,045,000	8,161,653
				29,161,653
Miscellaneous revenue: 0.39%
Louisiana Local Government Environmental Facilities and Community Development Authority Subordinated Lien East Baton Rouge	0.88	2-1-2046	9,000,000	9,018,810
				53,948,308
Maine: 0.09%
Education revenue: 0.03%
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2021	300,000	312,237
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2022	370,000	400,762
				712,999
Health revenue: 0.06%
Maine HEFA Series A	4.00	7-1-2024	755,000	845,306
Maine HEFA Series A	5.00	7-1-2023	575,000	638,940
				1,484,246
				2,197,245
Maryland: 1.39%
Health revenue: 0.11%
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00	1-1-2022	1,110,000	1,118,958
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00	1-1-2023	795,000	827,985
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00	1-1-2024	540,000	579,857
				2,526,800
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  19

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.84%
Maryland Community Development Department Housing Rosemont Tower LLC Series F (FHA/GNMA Insured)	2.01%	11-1-2021	$ 5,000,000	$ 5,034,650
Maryland Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2832 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.29	7-1-2037	14,595,000	14,595,000
				19,629,650
Transportation revenue: 0.44%
Maryland Transportation Authority Refunding Bond AMT	5.00	3-1-2021	4,000,000	4,025,520
Maryland Transportation Authority Refunding Bond AMT	5.00	3-1-2022	6,000,000	6,282,780
				10,308,300
				32,464,750
Massachusetts: 1.24%
Health revenue: 0.43%
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2021	130,000	132,383
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2022	115,000	120,824
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2023	125,000	135,975
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2024	125,000	139,906
Massachusetts Development Finance Agency Wellforce Incorporate Series C (AGM Insured)	5.00	10-1-2023	635,000	710,330
Massachusetts HEFA Partners Healthcare Series G-2 (AGM Insured)€	0.16	7-1-2042	5,020,000	5,020,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2891 (Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ)144Aø	0.13	10-1-2045	3,845,000	3,845,000
				10,104,418
Housing revenue: 0.14%
Boston MA Housing Authority Capital Program Revenue Refunding Series B	5.00	10-1-2024	650,000	755,385
Boston MA Housing Authority Capital Program Revenue Refunding Series B	5.00	10-1-2025	380,000	455,962
Massachusetts HFA Series 212	1.45	12-1-2049	2,000,000	2,023,900
				3,235,247
Tax revenue: 0.19%
Massachusetts Bay Transportation Authority Series B-1	5.00	7-1-2023	1,775,000	1,984,113
Massachusetts Bay Transportation Authority Series B-1	5.00	7-1-2024	2,200,000	2,561,526
				4,545,639
Transportation revenue: 0.48%
Massachusetts Department of Transportation Refunding Bond	5.00	1-1-2039	10,175,000	11,118,324
				29,003,628
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 1.66%
Education revenue: 0.09%
Michigan Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0614 (Morgan Stanley Bank LIQ)144Aø	0.27%	11-1-2028	$ 2,000,000	$ 2,000,000
Health revenue: 0.36%
Michigan Finance Authority Bronson Healthcare Group Incorporated Series 2019B	3.50	11-15-2044	800,000	842,872
Michigan Finance Authority Mclaren Health Care (SIFMA Municipal Swap+0.50%)±	0.59	10-15-2038	7,500,000	7,502,850
				8,345,722
Housing revenue: 0.17%
Michigan Housing Development Authority Series A	2.30	10-1-2021	4,000,000	4,005,080
Miscellaneous revenue: 0.46%
Michigan Finance Auhority State Aid Series A-2 (JPMorgan Chase & Company LOC)	4.00	8-20-2021	10,500,000	10,753,575
Tax revenue: 0.40%
Tender Option Bond Trust Receipts/Certificates (AGM Insured, Morgan Stanley Bank LIQ)144Aø	0.39	7-1-2043	9,410,000	9,410,000
Utilities revenue: 0.18%
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project	1.45	8-1-2029	4,300,000	4,314,577
				38,828,954
Minnesota: 2.30%
Education revenue: 0.13%
Minnesota Tender Option Bond Trust Receipts/Certificates Series 2018-XF2760 (Morgan Stanley Bank LIQ)144Aø	0.29	11-1-2037	3,000,000	3,000,000
GO revenue: 1.71%
JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (JPMorgan Chase & Company LIQ)144Aø	0.29	6-1-2021	40,000,000	40,000,000
Health revenue: 0.10%
Apple Valley MN Senior Living LLC Project Series B ##	4.00	1-1-2021	545,000	545,000
Apple Valley MN Senior Living LLC Project Series B	4.00	1-1-2022	565,000	553,513
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2021	390,000	393,557
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2022	390,000	404,278
Minnesota HCFR Maple Grove Hospital Corporation	5.00	5-1-2023	390,000	428,130
				2,324,478
Housing revenue: 0.20%
Minnesota Housing Finance Agency Rental Housing Series B	0.35	2-1-2023	4,695,000	4,693,122
Miscellaneous revenue: 0.16%
Lake Agassiz Education Cooperative Certificates of Participation Series A	3.00	2-1-2022	205,000	208,963
Lake Agassiz Education Cooperative Certificates of Participation Series A	3.00	2-1-2023	255,000	264,211
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  21

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Lake Agassiz Education Cooperative Certificates of Participation Series A	3.00%	2-1-2024	$ 265,000	$ 278,761
Minnesota Rural Water Finance Authority Public Projects Construction	1.00	8-1-2021	3,000,000	3,001,740
				3,753,675
				53,771,275
Mississippi: 0.21%
Health revenue: 0.21%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project	0.65	9-1-2036	5,000,000	5,000,950
Missouri: 0.68%
Health revenue: 0.15%
RBC Municipal Products Incorporated (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	0.15	9-1-2039	3,500,000	3,500,000
Miscellaneous revenue: 0.53%
Bridgeton MO IDA Mestek Machinery Incorporated (Santander Bank NA LOC)ø	0.43	7-1-2030	2,425,000	2,425,000
Missouri Public Utilities Commission Interim Construction Notes	0.50	3-1-2022	10,000,000	10,006,500
				12,431,500
				15,931,500
Montana: 0.19%
Miscellaneous revenue: 0.19%
Montana Board of Investments INTERCAP Loan Program Municipal Finance Consolidation Act	1.00	3-1-2042	4,500,000	4,503,330
Nebraska: 1.11%
Housing revenue: 0.08%
Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.65	3-1-2021	430,000	431,944
Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.65	9-1-2021	1,390,000	1,416,118
				1,848,062
Utilities revenue: 1.03%
Nebraska Public Power District Revenue General Series A	0.60	1-1-2051	10,000,000	10,034,700
Tender Option Bond Trust Receipts/Certificates Series 2016 XF1053 (Deutsche Bank LIQ)144Aø	0.20	2-1-2049	14,000,000	14,000,000
				24,034,700
				25,882,762
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nevada: 1.21%
GO revenue: 0.12%
Clark County NV School District Refunding Bond Limited Tax Series A	5.00%	6-15-2023	$ 2,095,000	$ 2,317,384
Clark County NV School District Refunding Bond Limited Tax Series C	5.00	6-15-2023	500,000	553,075
				2,870,459
Housing revenue: 0.52%
Nevada Housing Division Multi Unit Housing Silver Terrace	1.19	10-1-2022	6,000,000	6,012,720
Nevada Housing Division Multi Unit Housing Whittell Pointe	0.30	10-1-2023	6,000,000	5,997,840
				12,010,560
Tax revenue: 0.18%
Nevada Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0866 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	0.13	7-1-2026	4,100,000	4,100,000
Utilities revenue: 0.39%
Washoe County NV Water Facility Refunding Bond Series F	2.05	3-1-2036	6,000,000	6,112,860
Washoe County NV Water Facility Revenue Refunding AMT Sierra Pacific Power Company	2.05	3-1-2036	1,500,000	1,528,215
Washoe County NV Water Facility Revenue Refunding Sierra Pacific Power Company	0.63	3-1-2036	1,500,000	1,501,050
				9,142,125
				28,123,144
New Jersey: 3.39%
Education revenue: 0.09%
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2021	2,000,000	2,083,820
GO revenue: 0.42%
Newark NJ	3.50	7-27-2021	3,500,000	3,557,260
Newark NJ BAN General Capital Improvement	2.00	10-5-2021	1,200,000	1,212,144
Newark NJ Refunding Bond Qualified General Improvement Series A	5.00	10-1-2022	750,000	802,253
Newark NJ Refunding Bond Tax Appeal Notes Series B	2.00	10-5-2021	1,160,000	1,171,739
Ramsey Borough NJ BAN %%	1.25	1-7-2022	3,000,000	3,025,350
				9,768,746
Health revenue: 0.03%
New Jersey HFFA St. Joseph's Healthcare System Group	5.00	7-1-2021	780,000	794,407
Housing revenue: 0.70%
New Jersey Housing & Mortgage Finance Agency Multifamily Conduit Post Road Gardens Series A	0.75	5-1-2023	3,000,000	3,012,960
New Jersey Housing & Mortgage Finance Agency Peter J McGuire Gardens Preservation Project Series G	1.45	11-1-2022	13,160,000	13,283,046
				16,296,006
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  23

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.79%
New Jersey EDA School Facilities Construction Notes Series BBB	5.00%	6-15-2021	$ 3,910,000	$ 3,989,608
New Jersey EDA School Facilities Construction Notes Series DDD	5.00	6-15-2022	780,000	830,567
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2538 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.12	6-15-2040	2,810,000	2,810,000
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0205 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.12	6-15-2050	5,600,000	5,600,000
New Jersey Transportation Trust Fund Series B	5.00	6-15-2021	2,290,000	2,336,624
New Jersey Transportation Trust Fund Series D	5.25	12-15-2023	2,500,000	2,831,975
				18,398,774
Tax revenue: 0.14%
New Jersey Covid 19 Emergency Series A	4.00	6-1-2023	3,000,000	3,257,010
Transportation revenue: 1.00%
New Brunswick NJ Parking Authority City Guaranteed Series B (Municipal Government Guaranty Insured)	5.00	9-1-2022	700,000	750,778
New Brunswick NJ Parking Authority City Guaranteed Series B (BAM Insured)	5.00	9-1-2024	875,000	1,013,766
New Jersey TTFA Series A	5.25	12-15-2022	1,295,000	1,411,226
New Jersey Turnpike Authority Series C-5 (1 Month LIBOR+0.46%)±	0.57	1-1-2028	20,330,000	20,330,000
				23,505,770
Water & sewer revenue: 0.22%
New Jersey EDA Refunding Bond AMT American Water Company Incorporated	1.20	11-1-2034	5,000,000	5,070,700
				79,175,233
New Mexico: 0.06%
Health revenue: 0.06%
New Mexico Hospital Equipment Loan Council Hospital Improvement System Sanitary Juan Regional	5.00	6-1-2021	220,000	223,533
New Mexico Hospital Equipment Loan Council Hospital Improvement System Sanitary Juan Regional	5.00	6-1-2022	445,000	469,199
New Mexico Hospital Equipment Loan Council Hospital Improvement System Sanitary Juan Regional	5.00	6-1-2023	665,000	726,446
				1,419,178
New York: 15.37%
Airport revenue: 0.19%
New York Transportation Development Corporation Special Refunding Bond Terminal One Group Association ##	5.00	1-1-2021	2,500,000	2,500,000
Niagara NY Frontier Transportation Refunding AMT Buffalo Niagara International	5.00	4-1-2021	1,975,000	1,994,632
				4,494,632
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.10%
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A %%	5.00%	7-1-2022	$ 550,000	$ 578,842
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A %%	5.00	7-1-2023	575,000	628,561
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A %%	5.00	7-1-2024	600,000	679,818
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A %%	5.00	7-1-2025	425,000	497,862
				2,385,083
GO revenue: 5.39%
Cortland NY Enlarged City School District Anticipation Notes	1.50	7-30-2021	2,500,000	2,513,400
Elmira City NY Tax Anticipation Notes	4.00	5-27-2021	790,000	790,790
Erie County NY Revenue Anticipation Notes	3.00	6-24-2021	1,370,000	1,387,043
Island Park NY BAN Series D	1.25	6-16-2021	2,192,000	2,200,176
Long Beach NY Public Improvement Series A	5.00	9-1-2022	1,770,000	1,885,935
Long Beach NY Public Improvement Series A	5.00	9-1-2023	2,075,000	2,297,004
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-4 (AGM Insured)€	0.19	8-1-2026	1,975,000	1,975,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series C-4 (AGC Insured)€	0.19	10-1-2027	20,300,000	20,300,000
New York NY Series A (Mizuho Bank Limited LOC)ø	0.10	10-1-2040	5,000,000	5,000,000
New York NY Series J Subordinate Bond Series J-2 (AGM Insured)€	0.17	6-1-2036	800,000	800,000
New York NY Series J Subordinate Bond Series J3 (AGM Insured)€	0.19	6-1-2036	5,375,000	5,375,000
New York NY Subordinate Bond Series C-4 (AGM Insured)€	0.09	1-1-2032	800,000	800,000
Oyster Bay NY BAN Series C	4.00	8-27-2021	23,000,000	23,540,730
Oyster Bay NY Public Improvement Series B ##	3.00	2-1-2021	2,260,000	2,264,226
Oyster Bay NY Water District Series B	2.00	3-12-2021	5,000,000	5,016,100
Rockland County NY Tax Anticipation Notes	2.00	4-1-2021	8,250,000	8,285,888
Suffolk County NY Series A	5.00	3-19-2021	6,000,000	6,054,420
Suffolk County NY Tax Anticipation Notes Series I	2.00	7-22-2021	15,000,000	15,095,550
Suffolk County NY Tax Anticipation Notes Series I	3.00	9-24-2021	20,000,000	20,307,400
				125,888,662
Health revenue: 0.35%
Broome County NY Local Development Corporation United Health Services Hospital Incorporate Project (AGM Insured)	5.00	4-1-2024	500,000	573,370
Broome County NY Local Development Corporation United Health Services Hospital Incorporate Project (AGM Insured)	5.00	4-1-2025	500,000	595,075
New York NY Health And Hospital Corporation Revenue Health System Series A %%	5.00	2-15-2025	3,615,000	4,275,750
Tender Option Bond Trust/Floater Certificates Series 2020-XG0294 (FHA Insured, Bank of America NA LIQ)144Aø	0.13	2-1-2050	2,800,000	2,800,000
				8,244,195
Housing revenue: 1.45%
Deutsche Bank Spears Series DBE-8063 (Deutsche Bank LOC, Deutsche Bank LIQ)144Aø	0.69	10-1-2045	11,000,000	11,000,000
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  25

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
East Rochester NY Housing Authority Home Good Shepherd Project Series A (Citizens Bank LOC)ø	0.25%	12-1-2036	$ 2,335,000	$ 2,335,000
New York Housing Finance Agency Revenue Affordable Housing Series J Climate	0.75	5-1-2025	8,250,000	8,256,600
New York Mortgage Agency Homeowner Revenue Series 183	3.50	4-1-2022	1,200,000	1,240,056
New York NY Housing Development Corporation Series A-3	1.13	5-1-2060	4,000,000	4,029,280
New York NY Housing Development Corporation Series G-2	2.00	11-1-2057	6,980,000	6,983,281
				33,844,217
Industrial development revenue: 1.08%
New York Energy Research & Development Authority PCR Keyspan Generation Series A (Ambac Insured)€	1.25	10-1-2028	900,000	900,000
New York Transportation Development Corporation Series 2018	5.00	1-1-2022	2,000,000	2,072,480
New York Transportation Development Corporation Series 2018	5.00	1-1-2023	12,750,000	13,647,218
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2024	5,250,000	5,793,218
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2023	1,260,000	1,404,421
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2024	1,250,000	1,440,563
				25,257,900
Miscellaneous revenue: 0.30%
Board Cooperative Educational Services New York Sole Supervisory District Revenue Anticipation Notes	1.50	9-29-2021	7,000,000	7,050,330
Tax revenue: 2.12%
New York Dormitory Authority Personal Income Tax Revenue Series B	5.00	3-31-2021	18,000,000	18,211,680
New York Dormitory Authority Revenues Mental Health Services Subordinated Series D 2 F (JPMorgan Chase & Company SPA)ø	0.08	2-15-2031	4,280,000	4,280,000
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap+0.80%)±	0.89	11-1-2022	6,885,000	6,913,366
New York Transitional Finance Authority Revenue Series (Barclays Bank plc SPA)ø	0.08	8-1-2039	20,000,000	20,000,000
				49,405,046
Transportation revenue: 2.79%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	3,950,000	4,029,869
New York Metropolitan Transportation Authority BAN	5.00	2-1-2023	4,050,000	4,291,137
New York Metropolitan Transportation Authority Series B (1 Month LIBOR+0.55%)±	0.65	11-1-2041	6,255,000	6,058,405
New York Metropolitan Transportation Authority Subordinate Bond Series D2 (SIFMA Municipal Swap+0.45%)±	0.54	11-15-2044	18,460,000	17,881,833
The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
New York Metropolitan Transportation Authority Subordinate Bond Series G-1F (1 Month LIBOR+0.65%)±	0.75%	11-1-2026	$21,530,000	$ 21,374,769
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2023	1,570,000	1,732,260
Triborough Bridge & Tunnel Authority Series B-4 (1 Month LIBOR+0.70%)±	0.80	1-1-2032	9,630,000	9,631,926
				65,000,199
Utilities revenue: 0.51%
Long Island NY Power Authority Electric System Revenue General Series B	0.85	9-1-2050	10,000,000	10,076,500
New York Tender Option Bond Trust Bond Trust Receipts\Floater Certificates Series 2020-XF0945 (JPMorgan Chase & Company LIQ)144Aø	0.13	11-15-2027	1,750,000	1,750,000
				11,826,500
Water & sewer revenue: 1.09%
New York NY Municipal Water Finance Authority Fiscal 2015 Series BB-2 (Mizuho Bank Limited SPA)ø	0.09	6-15-2049	21,900,000	21,900,000
New York NY Municipal Water Finance Authority Water And Sewer System Revenue Second General Resolution	4.00	6-15-2024	3,000,000	3,387,300
				25,287,300
				358,684,064
North Carolina: 0.69%
Housing revenue: 0.58%
Charlotte NC Housing Authority Heritage Park Housing LP	1.45	6-1-2022	7,500,000	7,531,275
Charlotte NC Housing Authority West Tyvola Seniors LLC	0.50	12-1-2021	6,000,000	6,003,780
				13,535,055
Resource recovery revenue: 0.11%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013	0.70	6-1-2038	2,500,000	2,500,000
				16,035,055
North Dakota: 0.49%
Housing revenue: 0.36%
North Dakota Housing Finance Agency Home Mortgage Finance Program Series B (SIFMA Municipal Swap+0.40%)±	0.49	1-1-2043	8,500,000	8,502,125
Miscellaneous revenue: 0.13%
Horace ND Series A	1.90	8-1-2022	3,000,000	3,002,370
				11,504,495
Ohio: 2.14%
Education revenue: 0.04%
Ohio Higher Educational Facility Commission	5.00	5-1-2025	885,000	1,044,831
GO revenue: 0.83%
Akron OH Refunding Bonds Series 2020	2.00	12-1-2022	1,135,000	1,169,218
Chillicothe OH BAN Sanitary Sewer Improvements	1.00	9-29-2021	1,140,000	1,144,856
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  27

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Fairfield OH BAN	2.25%	4-27-2021	$ 1,770,000	$ 1,778,744
Lorain County OH BAN	3.00	2-6-2021	4,510,000	4,519,516
Newark OH BAN	1.25	9-29-2021	2,900,000	2,918,734
Newark OH BAN	1.25	9-29-2021	3,000,000	3,019,380
Newark OH BAN Horns Hill Road Sanitary	3.00	3-30-2021	965,000	971,070
North Olmsted OH BAN Capital Improvement and Equipment	2.00	3-10-2021	1,025,000	1,027,296
Tipp City OH BAN	2.00	2-11-2021	2,000,000	2,003,660
Toledo OH Refunding Limited Tax Various Purpose	3.00	12-1-2022	310,000	323,832
Toledo OH Refunding Limited Tax Various Purpose	3.00	12-1-2023	440,000	468,684
				19,344,990
Health revenue: 0.53%
Allen County OH Mercy Health Hospital	5.00	12-1-2024	2,325,000	2,734,176
Allen County OH Mercy Health Hospital Series A	5.00	8-1-2021	2,795,000	2,868,899
Lucas County OH Hospital Promedica Healthcare Series D	5.00	11-15-2021	715,000	736,443
Ohio Higher Educational Facility Commission Hospital Cleveland Clinic B4 (Barclays Bank plc SPA)ø	0.07	1-1-2043	5,000,000	5,000,000
Ohio Hospital Facility Revenue Refunding Bonds Cleveland Clinic Health ##	5.00	1-1-2021	1,000,000	1,000,000
				12,339,518
Housing revenue: 0.32%
Cuyahoga OH Metropolitan Housing Authority Multifamily Housing Riverside Park Phase 2 Project	2.00	4-1-2022	4,750,000	4,769,238
Ohio Housing Finance Agency Multifamily Housing Revenue Lima Apartments Project Series A øø	0.45	2-1-2023	2,600,000	2,601,040
				7,370,278
Miscellaneous revenue: 0.17%
American Municipal Power OH Incorporate BAN Electric System Improvement	1.50	8-12-2021	645,000	649,714
Orange Village OH BAN	1.00	8-26-2021	3,400,000	3,415,980
				4,065,694
Utilities revenue: 0.25%
Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00	8-1-2049	5,000,000	5,859,450
				50,024,761
Oklahoma: 0.55%
Education revenue: 0.03%
University Oklahoma Revenues Refunding General Series B	5.00	7-1-2025	510,000	610,266
Health revenue: 0.43%
Oklahoma Development Finance Authority Health System Revenue ø	0.27	8-15-2031	10,000,000	10,000,000
Miscellaneous revenue: 0.09%
Kay County OK Public Building Authority	4.00	4-1-2021	350,000	352,258
Kay County OK Public Building Authority	4.00	4-1-2022	400,000	412,924
Kay County OK Public Building Authority	4.00	4-1-2023	450,000	475,763
The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Oklahoma County OK Finance Authority Jones Public School Project	4.00%	9-1-2023	$ 330,000	$ 352,262
Oklahoma County OK Finance Authority Jones Public School Project	4.00	9-1-2024	525,000	572,355
				2,165,562
				12,775,828
Oregon: 0.74%
Airport revenue: 0.05%
Port of Portland OR Portland International Airport AMT	5.00	7-1-2022	1,200,000	1,271,868
Education revenue: 0.08%
Yamhill County OR Linfield University Project Series A	4.00	10-1-2021	330,000	335,250
Yamhill County OR Linfield University Project Series A	4.00	10-1-2022	500,000	517,515
Yamhill County OR Linfield University Project Series A	4.00	10-1-2024	850,000	912,594
				1,765,359
Health revenue: 0.16%
Tender Option Bond Trust/Floaters Certificates Series 2020-WF0977 (AGM Insured, JPMorgan Chase & Company LIQ)144Aø	0.17	2-15-2028	3,750,000	3,750,000
Industrial development revenue: 0.45%
Oregon Business Development Commission Intel Corporation Project Series 232	2.40	12-1-2040	10,000,000	10,515,700
				17,302,927
Pennsylvania: 5.44%
Airport revenue: 0.84%
Philadelphia PA Airport Revenue Refunding AMT Series C Private Activity	5.00	7-1-2022	2,750,000	2,932,490
Philadelphia PA Airport Revenue Refunding AMT Series C Private Activity	5.00	7-1-2025	12,465,000	14,787,728
Philadelphia PA Airport Revenue Refunding Series A Private Activity	5.00	7-1-2025	1,545,000	1,850,277
				19,570,495
Education revenue: 1.19%
Chester County PA HEFA Immaculata University Project	5.00	11-1-2021	580,000	579,867
Cumberland County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-1 øø	3.75	5-1-2044	2,000,000	2,012,800
Delaware County PA Authority University Revenue Neumann University	5.00	10-1-2024	500,000	555,865
Delaware County PA Authority University Revenue Neumann University	5.00	10-1-2025	525,000	595,854
Pennsylvania HEFA Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-3 øø	3.00	5-1-2033	2,000,000	2,045,460
Pennsylvania HEFA Independent Colleges Series I4	2.72	11-1-2031	3,000,000	3,024,330
Pennsylvania HEFA Wilkes University Project Series A	5.00	3-1-2021	390,000	391,283
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  29

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Pennsylvania HEFAR Association of Independent Colleges and Universities of Pennsylvania Financing Program Mount Aloysius College Project Series R-1	2.25%	11-1-2041	$ 5,000,000	$ 5,014,750
Philadelphia PA IDA Thomas Jefferson University Series B ø	0.24	9-1-2050	13,500,000	13,500,000
				27,720,209
GO revenue: 0.21%
Albert Gallatin PA Area School District Series A (AGM Insured)	4.00	9-1-2023	1,000,000	1,082,179
Albert Gallatin PA Area School District Series A (AGM Insured)	4.00	9-1-2024	725,000	806,279
Allentown PA City School District Tax & Revenue Anticipation Notes	2.38	3-31-2021	1,800,000	1,800,125
Hollidaysburg PA Area School District	4.00	7-15-2023	525,000	569,027
Octorara PA Area School District (AGM Insured)	4.00	4-1-2025	600,000	686,760
				4,944,370
Health revenue: 0.21%
Berks County PA Municipal Authority Tower Health Project Series A	5.00	2-1-2022	500,000	514,585
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	3.00	12-1-2021	560,000	565,449
Montgomery County PA Higher Education & Health Authority Series 2018A	5.00	9-1-2022	1,250,000	1,339,388
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	2,595,000	2,571,879
				4,991,301
Housing revenue: 0.60%
Pennsylvania HFA Limited Obligation Norris Homes Phase V	1.40	1-1-2043	10,500,000	10,674,720
Pennsylvania HFA Series 114A	2.90	10-1-2021	3,145,000	3,194,471
				13,869,191
Miscellaneous revenue: 0.75%
Bethlehem PA School District Revenue (1 Month LIBOR+0.48%)±	0.58	7-1-2031	9,975,000	9,953,654
Pennsylvania Economic Development Financing Authority Refunding Bond Philadelphia Bioslides Facility	3.00	1-1-2024	865,000	915,810
Pennsylvania Economic Development Financing Pennsylvania Rapid Bridge	5.00	6-30-2022	2,000,000	2,122,620
Pittsburgh and Allegheny County PA Sports and Exhibition Authority Regional Asset District (AGM Insured)	4.00	2-1-2025	1,860,000	2,125,217
Southeastern PA Transportation	5.00	6-1-2024	1,000,000	1,151,600
Southeastern PA Transportation	5.00	6-1-2025	1,000,000	1,194,030
				17,462,931
Resource recovery revenue: 0.81%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incoporated Project Series A ø	0.30	4-1-2034	4,000,000	4,000,040
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project øø	0.30	8-1-2045	15,000,000	15,000,150
				19,000,190
The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.31%
Philadelphia PA School District AMT Series A	4.00%	6-30-2021	$ 7,000,000	$ 7,130,970
Tobacco revenue: 0.24%
Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.13	6-1-2034	5,650,000	5,650,000
Transportation revenue: 0.04%
Pennsylvania Turnpike Series B	5.00	12-1-2023	425,000	483,161
Pennsylvania Turnpike Series B	5.00	12-1-2024	450,000	532,458
				1,015,619
Water & sewer revenue: 0.24%
Allegheny County PA Sanitary Authority Series A	4.00	6-1-2024	300,000	336,989
Allegheny County PA Sanitary Authority Series A	4.00	6-1-2025	150,000	173,789
Pittsburgh PA Water & Sewer Authority Series C (SIFMA Municipal Swap+0.65%)(AGM Insured)±	0.74	9-1-2040	5,000,000	5,012,100
				5,522,878
				126,878,154
Rhode Island: 0.24%
Health revenue: 0.24%
Rhode Island Health & Educational Building Refunding Hospital Financing Lifespan Obligation Bond	5.00	5-15-2022	1,250,000	1,313,750
Rhode Island Health & Educational Building Refunding Hospital Financing Lifespan Obligation Bond	5.00	5-15-2023	1,300,000	1,413,191
Rhode Island Health & Educational Building Refunding Hospital Financing Lifespan Obligation Bond	5.00	5-15-2024	2,475,000	2,776,579
				5,503,520
South Carolina: 0.93%
Health revenue: 0.76%
South Carolina Jobs EDA Episcopal Home at Still Hopes Series A	5.00	4-1-2021	425,000	427,678
South Carolina Jobs EDA Episcopal Home at Still Hopes Series A	5.00	4-1-2022	455,000	469,337
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	0.25	5-1-2048	16,700,000	16,700,000
				17,597,015
Water & sewer revenue: 0.17%
Laurens County SC Water and Sewer Commission Waterworks Distribution System BAN	1.38	2-1-2022	4,000,000	4,020,400
				21,617,415
South Dakota: 0.16%
Health revenue: 0.16%
Tender Option Bond Trust Receipts Series 2020-XG0302 (Barclays Bank plc LIQ)144Aø	0.24	9-1-2050	3,675,000	3,675,000
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  31

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee: 0.56%
Health revenue: 0.06%
Greeneville TN HEFA Board Series 2018A	5.00%	7-1-2022	$ 1,280,000	$ 1,357,248
Housing revenue: 0.15%
Chattanooga TN Health Educational & Housing Facility Board Ridgeway Apartments Project	1.63	12-1-2021	500,000	502,620
Memphis TN Health Educational And Housing Facility Board MFHR Collateralized Memphis Towers	0.25	12-1-2023	3,000,000	2,999,130
				3,501,750
Utilities revenue: 0.35%
Memphis TN Electric System Series A	4.00	12-1-2021	285,000	294,978
Memphis TN Electric System Series A	4.00	12-1-2022	435,000	466,855
Memphis TN Electric System Series A	5.00	12-1-2023	425,000	483,297
Memphis TN Electric System Series A	5.00	12-1-2024	500,000	591,835
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	4,690,000	5,045,690
Tennessee Energy Acquisition Corporation Series A	5.00	2-1-2022	1,300,000	1,363,154
				8,245,809
				13,104,807
Texas: 13.22%
Airport revenue: 0.19%
Dallas TX Fort Worth International Airport Series A	5.00	11-1-2024	1,500,000	1,760,940
Houston TX Airport System Series C	5.00	7-1-2022	2,500,000	2,664,725
				4,425,665
GO revenue: 4.88%
Burleson TX Independent School District	2.50	2-1-2047	7,885,000	8,156,875
Cypress-Fairbanks TX Independent School District Series A-1	2.13	2-15-2027	4,355,000	4,404,778
Cypress-Fairbanks TX Independent School District Series B-2	2.13	2-15-2040	7,015,000	7,095,181
El Paso TX Independent School District Maintenance Tax Notes	2.50	2-1-2040	3,500,000	3,544,800
Fort Bend TX Independent School District School Building Series B	0.88	8-1-2050	4,000,000	4,051,280
Galveston TX Dickinson Independent High School District	1.35	8-1-2037	3,350,000	3,370,971
Goose Creek TX Consolidated Independent School District School Building Series B øø	0.27	10-1-2049	5,000,000	5,001,100
Katy TX Independent School District Series 2015C-REMK (1 Month LIBOR+0.28%)±	0.39	8-15-2036	9,120,000	9,108,418
North East TX Independent School District Series B	1.42	8-1-2040	1,165,000	1,165,944
Northside TX Independent School District Building Project	1.60	8-1-2049	2,860,000	2,967,536
Northside TX Independent School District School Building	0.70	6-1-2050	10,150,000	10,245,715
Northside TX Independent School District School Building Bond	2.00	6-1-2046	2,135,000	2,150,052
Plainview TX Idependent School District Series B	1.50	2-15-2050	9,000,000	9,218,610
Texas Tax Anticipation Notes	4.00	8-26-2021	40,500,000	41,509,260
Tomball TX Independent School District School Building Series B-1	0.45	2-15-2036	2,000,000	2,000,440
				113,990,960
The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.05%
Board of Managers Joint Guadalupe Refunding & Improvement Project	5.00%	12-1-2021	$ 1,000,000	$ 1,031,900
Coastal Bend TX Health Facilities Development Corporation (AGM Insured)€	0.10	7-1-2031	6,925,000	6,925,000
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann	5.00	6-1-2032	3,000,000	3,532,020
Harris County TX Cultural Education Facilities Finance Corporation Revenue Texas Medical Center Series A	0.90	5-15-2050	2,100,000	2,102,877
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured)€	0.10	7-1-2031	6,850,000	6,850,000
Harris County TX Health Facilities Development Corporation Series A4 (AGM Insured)€	0.19	7-1-2031	4,075,000	4,075,000
				24,516,797
Housing revenue: 3.33%
Alamito TX Public Facilities Corporation MFHR HACEP RAD Conversion Program (Department of Housing and Urban Development Insured)	1.51	5-1-2037	10,000,000	10,076,199
Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	2,000,000	2,013,639
Austin TX Affordable PFC Incorporated MFHR Bridge Granada Apartments	1.46	6-1-2023	2,125,000	2,158,298
Deutsche Bank Spears Series DBE-8054 (Deutsche Bank LOC, Deutsche Bank LIQ)144Aø	0.69	8-1-2060	10,000,000	10,000,000
Midland County TX Public Facility Corporation Multifamily Housing Revenue Palladium West Francis	0.35	6-1-2024	4,000,000	4,000,240
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series2019-MIZ9010 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.32	4-1-2034	20,750,000	20,750,000
Odessa TX Housing Finance Corporation Multifamily Housing Vera Odessa Apartments (FHA Insured)	0.35	9-1-2023	6,500,000	6,497,075
Port Aransas TX Public Facilities Corporation MFHR Palladium Port Aransas Apartments	0.70	1-1-2024	6,300,000	6,309,891
San Antonio TX Housing Trust Finance Corporation Majestic Ranch Apartments LP (FHA Insured)	1.40	7-1-2022	6,000,000	6,049,620
Texas Capital Area Housing Finance Agency MFHR Mission Trail at El Camino Real Apartments	2.10	9-1-2037	9,750,000	9,834,045
				77,689,007
Industrial development revenue: 0.69%
Austin TX Convention First Tier Series A	5.00	1-1-2022	400,000	409,587
Austin TX Convention First Tier Series A	5.00	1-1-2023	750,000	777,465
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project ø	0.14	6-1-2041	15,000,000	15,000,000
				16,187,052
Resource recovery revenue: 1.16%
Mission TX Economic Development Corporation Republic Services Incorporated Project	0.30	1-1-2026	6,000,000	5,999,940
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  33

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue (continued)
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	0.17%	4-1-2040	$10,000,000	$ 10,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	0.25	11-1-2040	11,000,000	11,000,000
				26,999,940
Transportation revenue: 1.25%
Central Texas Regional Mobility Authority Revenue Subordinated Lien BAN Series F	5.00	1-1-2025	2,500,000	2,873,600
Harris County TX Senior Lien Toll Road Series B	1.45	8-15-2021	7,635,000	7,696,080
RBC Municipal Products Incorporated Trust Floaters Series E-145 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	0.12	9-8-2021	3,000,000	3,000,000
Tender Option Bond Trust Receipts Series 2019-XM0753 (Deutsche Bank LIQ)144Aø	0.32	8-1-2057	9,635,000	9,635,000
Tender Option Bond Trust Receipts Series 2019-XM0756 (Deutsche Bank LIQ)144Aø	0.47	6-30-2058	6,000,000	6,000,000
				29,204,680
Utilities revenue: 0.50%
San Antonio TX Electric & Gas Systems Refunding Bond Series B	2.00	2-1-2033	11,440,000	11,522,482
Water & sewer revenue: 0.17%
Houston TX Combined Utility System Revenue Series C (1 Month LIBOR+0.36%)±	0.46	5-15-2034	4,000,000	3,999,240
				308,535,823
Vermont: 0.08%
Education revenue: 0.08%
Vermont Educational & Health Buildings Saint Michaels College Project	5.00	10-1-2023	1,185,000	1,234,343
Vermont Educational & Health Buildings Saint Michaels College Project	5.00	10-1-2024	675,000	702,371
				1,936,714
Virginia: 0.91%
Health revenue: 0.05%
Virginia Small Business Financing Authority Revenue National Senior Campuses Incorporate Series A	5.00	1-1-2023	500,000	543,665
Virginia Small Business Financing Authority Revenue National Senior Campuses Incorporate Series A	5.00	1-1-2024	500,000	564,590
				1,108,255
Industrial development revenue: 0.18%
Louisa VA IDA Pollution Control Virginia Electric & Power Company Series A	1.90	11-1-2035	4,000,000	4,148,040
Miscellaneous revenue: 0.13%
Louisa VA IDA Electric and Power Company Project Series A	0.75	11-1-2035	3,000,000	3,038,190
The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.55%
Halifax County VA Electric and Power Company Project	0.45%	12-1-2041	$ 4,000,000	$ 4,000,000
Wise County IDA Waste & Sewage Disposal Revenue	1.20	11-1-2040	3,525,000	3,607,485
Wise County VA IDA Solid Waste and Sewage Disposal Revenue Virginia Electric and Power Company Project Series A	0.75	10-1-2040	5,250,000	5,299,928
				12,907,413
				21,201,898
Washington: 1.32%
Airport revenue: 0.12%
Port of Seattle WA AMT Intermediate Lien Series C	5.00	4-1-2025	2,500,000	2,886,225
Health revenue: 0.19%
Washington Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0424 (JPMorgan Chase & Company LIQ)144Aø	0.19	2-1-2021	4,375,000	4,375,000
Housing revenue: 0.49%
Washington Housing Finance Commission Columbia Park Apartments Project (FHA/GNMA Insured)	1.39	7-1-2022	5,200,000	5,226,884
Washington Housing Finance Commission SAG Portfolio Project	2.55	7-1-2022	6,250,000	6,317,750
				11,544,634
Utilities revenue: 0.52%
Seattle WA Municipal Light & Power Refunding Bond Series B-2 (SIFMA Municipal Swap+0.29%)±	0.38	5-1-2045	10,000,000	10,000,200
Seattle WA Municipal Light & Power Series C1 (SIFMA Municipal Swap+0.25%)±	0.34	11-1-2021	1,055,000	1,054,947
Seattle WA Municipal Light & Power Series C2 (SIFMA Municipal Swap+0.25%)±	0.34	11-1-2021	1,055,000	1,054,947
				12,110,094
				30,915,953
West Virginia: 1.12%
Health revenue: 0.38%
West Virginia Hospital Finance Authority United Health System	5.00	6-1-2022	4,000,000	4,243,040
West Virginia Hospital Finance Authority United Health System	5.00	6-1-2024	4,000,000	4,604,960
				8,848,000
Housing revenue: 0.21%
West Virginia Housing Development Brookpark Place Project	1.65	8-1-2022	5,000,000	5,037,700
Industrial development revenue: 0.13%
West Virginia EDA Solid Waste Disposal Facilities Revenue Refunding Appalachian Power Company	0.63	12-1-2038	3,000,000	3,002,700
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  35

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.40%
West Virginia EDA Solid Waste Disposal Facilities Appalachian Power Company Amos Project	1.00%	1-1-2041	$ 5,900,000	$ 6,004,843
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	3,250,000	3,342,138
				9,346,981
				26,235,381
Wisconsin: 3.83%
Education revenue: 0.06%
Wisconsin PFA Gardner Webb University 144A	5.00	7-1-2021	1,360,000	1,369,466
GO revenue: 0.09%
Dane County WI AMT Promissory Notes Apartment Project Series D	2.50	6-1-2022	445,000	448,783
Dane County WI AMT Promissory Notes Apartment Project Series D	2.63	6-1-2023	980,000	988,359
Dane County WI AMT Promissory Notes Apartment Project Series D	3.50	6-1-2021	735,000	744,584
				2,181,726
Health revenue: 1.05%
Public Finance Authority Wisconsin Hospital Renown Regional Medical Center Project Series A	5.00	6-1-2025	385,000	458,219
Wisconsin HEFA Advocate Aurora Health Credit Group Series C3 (SIFMA Municipal Swap+0.55%)±	0.64	8-15-2054	7,065,000	7,079,342
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	10,000,000	11,505,000
Wisconsin HEFA Series 2053 ø	0.25	2-15-2053	4,000,000	4,000,000
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2021	110,000	111,932
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2022	120,000	124,480
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2023	125,000	131,850
Wisconsin HEFA St. Camillus Health System Series A	5.00	7-1-2024	945,000	1,086,041
				24,496,864
Housing revenue: 1.66%
Wisconsin Housing & EDA Series A	2.80	3-1-2022	1,070,000	1,093,380
Wisconsin Tender Option Bond Trust Receipts/Certificates Series 2019-XF2821 (Mizuho Bank Limited LOC, Mizuho Bank Limited LIQ)144Aø	0.39	1-1-2026	3,845,000	3,845,000
Wisconsin Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2871 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.39	11-1-2025	33,766,000	33,766,000
				38,704,380
Miscellaneous revenue: 0.43%
Appleton WI Redevelopment Authority Redevelopment Revenue Adjusted Fox Cities Arts Center B (Associated Trust Company NA LOC)ø	0.25	6-1-2036	5,100,000	5,100,000
Mauston WI School District BAN	1.50	6-30-2021	3,000,000	3,009,510
Osceola WI Anticipation Notes	3.00	12-1-2021	1,800,000	1,813,356
				9,922,866
The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.54%
La Crosse WI Resource Recovery Northern States Power Company Project	6.00%	11-1-2021	$ 2,500,000	$ 2,609,900
Wisconsin PFA Series A-2	0.30	10-1-2025	10,000,000	10,000,100
				12,610,000
				89,285,302
Total Municipal obligations (Cost $2,281,820,685)				2,291,576,706

		Yield	Shares
Short-term investments: 0.19%
Investment companies: 0.19%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01%	4,433,356	4,434,686
Total Short-term investments (Cost $4,434,635)				4,434,686
Total investments in securities (Cost $2,325,455,320)	100.04%			2,335,211,392
Other assets and liabilities, net	(0.04)			(842,399)
Total net assets	100.00%			$ 2,334,368,993

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  37

Portfolio of investments—December 31, 2020 (unaudited)
Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$6,556,901	$515,328,450	$(517,447,662)	$(2,964)	$(39)	$4,434,686	0.19%	4,433,356	$1,494
The accompanying notes are an integral part of these financial statements.

38  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Statement of assets and liabilities—December 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $2,321,020,685)	$ 2,330,776,706
Investments in affiliated securites, at value (cost $4,434,635)	4,434,686
Cash	513,951
Receivable for Fund shares sold	18,740,556
Receivable for interest	9,874,771
Receivable for investments sold	3,542,029
Total assets	2,367,882,699
Liabilities
Payable for when-issued transactions	19,812,602
Payable for Fund shares redeemed	11,349,187
Dividends payable	714,074
Payable for investments purchased	500,000
Management fee payable	298,015
Administration fees payable	154,353
Trustees’ fees and expenses payable	2,953
Distribution fee payable	1,069
Accrued expenses and other liabilities	681,453
Total liabilities	33,513,706
Total net assets	$2,334,368,993
Net assets consist of
Paid-in capital	$ 2,352,541,574
Total distributable loss	(18,172,581)
Total net assets	$2,334,368,993
Computation of net asset value and offering price per share
Net assets – Class A	$ 337,557,614
Shares outstanding – Class A1	35,122,496
Net asset value per share – Class A	$9.61
Maximum offering price per share – Class A2	$9.81
Net assets – Class A2	$ 38,113,697
Shares outstanding – Class A2[1]	3,965,252
Net asset value per share – Class A2	$9.61
Net assets – Class C	$ 1,485,122
Shares outstanding – Class C1	156,685
Net asset value per share – Class C	$9.48
Net assets – Class R6	$ 1,022,815,647
Shares outstanding – Class R6[1]	106,428,354
Net asset value per share – Class R6	$9.61
Net assets – Administrator Class	$ 16,018,182
Shares outstanding – Administrator Class[1]	1,666,513
Net asset value per share – Administrator Class	$9.61
Net assets – Institutional Class	$ 918,378,731
Shares outstanding – Institutional Class[1]	95,545,262
Net asset value per share – Institutional Class	$9.61
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  39

Statement of operations—six months ended December 31, 2020 (unaudited)

Investment income
Interest	$ 11,241,822
Income from affiliated securities	1,494
Total investment income	11,243,316
Expenses
Management fee	2,627,817
Administration fees
Class A	284,804
Class A2	31,680
Class C	1,863
Class R6	143,284
Administrator Class	8,810
Institutional Class	340,482
Shareholder servicing fees
Class A	443,908
Class A2	49,500
Class C	2,899
Administrator Class	22,012
Distribution fee
Class C	8,674
Custody and accounting fees	49,656
Professional fees	25,413
Registration fees	34,382
Shareholder report expenses	41,408
Trustees’ fees and expenses	9,875
Other fees and expenses	26,775
Total expenses	4,153,242
Less: Fee waivers and/or expense reimbursements
Fund-level	(928,211)
Class A	(148,709)
Class A2	(16,081)
Class C	(2,310)
Administrator Class	(1,914)
Net expenses	3,056,017
Net investment income	8,187,299
Payment from affiliate	12,001
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	149,880
Affiliated securities	(2,964)
Net realized gains on investments	146,916
Net change in unrealized gains (losses) on
Unaffiliated securities	4,970,282
Affiliated securities	(39)
Net change in unrealized gains (losses) on investments	4,970,243
Net realized and unrealized gains (losses) on investments	5,117,159
Net increase in net assets resulting from operations	$13,316,459
The accompanying notes are an integral part of these financial statements.

40  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Statement of changes in net assets

	Six months ended December 31, 2020 (unaudited)		Year ended June 30, 2020
Operations
Net investment income		$ 8,187,299		$ 24,982,955
Payment from affiliate		12,001		0
Net realized gains (losses) on investments		146,916		(833,365)
Net change in unrealized gains (losses) on investments		4,970,243		(1,876,251)
Net increase in net assets resulting from operations		13,316,459		22,273,399
Distributions to shareholders from
Net investment income and net realized gains
Class A		(912,678)		(5,002,816)
Class A2		(97,257)		(19) [1]
Class C		(155)		(24,530)
Class R6		(3,845,114)		(10,901,380)
Administrator Class		(44,989)		(263,819)
Institutional Class		(3,192,282)		(9,119,360)
Total distributions to shareholders		(8,092,475)		(25,311,924)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,910,961	27,943,807	6,982,039	66,981,049
Class A2	6,084,777	58,385,781	2,610 [1]	25,000 [1]
Class C	4,656	44,110	20,765	195,705
Class R6	83,053,797	797,403,961	114,021,707	1,093,480,689
Administrator Class	160,941	1,545,393	672,542	6,422,333
Institutional Class	57,597,493	553,031,038	56,534,508	541,850,398
		1,438,354,090		1,708,955,175
Reinvestment of distributions
Class A	90,206	866,084	491,863	4,718,388
Class A2	10,003	96,062	0 [1]	0 [1]
Class C	11	104	1,927	18,164
Class R6	6,134	58,890	22,585	216,591
Administrator Class	4,588	44,056	26,926	258,320
Institutional Class	273,791	2,629,328	809,047	7,763,721
		3,694,524		12,975,184
Payment for shares redeemed
Class A	(7,119,936)	(68,320,101)	(14,529,551)	(139,266,683)
Class A2	(2,132,138)	(20,477,417)	0 [1]	0 [1]
Class C	(158,741)	(1,501,562)	(786,807)	(7,418,979)
Class R6	(62,482,089)	(599,882,758)	(108,448,304)	(1,040,161,896)
Administrator Class	(401,748)	(3,857,225)	(1,467,495)	(14,059,616)
Institutional Class	(33,773,654)	(324,326,887)	(52,922,721)	(507,283,441)
		(1,018,365,950)		(1,708,190,615)
Net increase in net assets resulting from capital share transactions		423,682,664		13,739,745
Total increase in net assets		428,906,648		10,701,158
Net assets
Beginning of period		1,905,462,345		1,894,761,187
End of period		$ 2,334,368,993		$ 1,905,462,345
[1]	For the period from May 29, 2020 (commencement of class operations) to June 30, 2020
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  41

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.59	$9.60	$9.57	$9.57	$9.63	$9.61
Net investment income	0.03	0.12	0.12 [1]	0.08	0.06	0.04
Net realized and unrealized gains (losses) on investments	0.02	(0.01)	0.03	0.00 [2]	(0.06)	0.02
Total from investment operations	0.05	0.11	0.15	0.08	0.00	0.06
Distributions to shareholders from
Net investment income	(0.03)	(0.12)	(0.12)	(0.08)	(0.06)	(0.04)
Net realized gains	0.00	0.00	0.00	0.00	(0.00) [2]	(0.00) [2]
Total distributions to shareholders	(0.03)	(0.12)	(0.12)	(0.08)	(0.06)	(0.04)
Net asset value, end of period	$9.61	$9.59	$9.60	$9.57	$9.57	$9.63
Total return[3]	0.47%	1.13%	1.63%	0.88%	(0.04)%	0.61%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.77%	0.77%	0.77%	0.75%	0.75%
Net expenses	0.50%	0.65%	0.67%	0.67%	0.67%	0.67%
Net investment income	0.52%	1.21%	1.28%	0.86%	0.57%	0.38%
Supplemental data
Portfolio turnover rate	14%	55%	55%	50%	56%	41%
Net assets, end of period (000s omitted)	$337,558	$376,203	$444,581	$702,570	$971,189	$1,209,818

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

42  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A2	Six months ended December 31, 2020 (unaudited)	2020 [1]
Net asset value, beginning of period	$9.59	$9.58
Net investment income	0.03	0.01
Net realized and unrealized gains (losses) on investments	0.02	0.01
Total from investment operations	0.05	0.02
Distributions to shareholders from
Net investment income	(0.03)	(0.01)
Net asset value, end of period	$9.61	$9.59
Total return[2]	0.47%	0.18%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.65%
Net expenses	0.50%	0.50%
Net investment income	0.49%	0.88%
Supplemental data
Portfolio turnover rate	14%	55%
Net assets, end of period (000s omitted)	$38,114	$25

[1]	For the period from May 29, 2020 (commencement of class operations) to June 30, 2020
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  43

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.41	$9.43	$9.40	$9.40	$9.47	$9.49
Net investment income (loss)	0.00 [1]	0.04 [2]	0.05 [2]	0.01 [2]	(0.02) [2]	(0.04) [2]
Payment from affiliate	0.08	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.01)	(0.02)	0.03	0.00 [1]	(0.05)	0.02
Total from investment operations	0.07	0.02	0.08	0.01	(0.07)	(0.02)
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.04)	(0.05)	(0.01)	(0.00) [1]	0.00
Net realized gains	0.00	0.00	0.00	0.00	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	0.00	(0.04)	(0.05)	(0.01)	(0.00) [1]	(0.00) [1]
Net asset value, end of period	$9.48	$9.41	$9.43	$9.40	$9.40	$9.47
Total return[3]	0.75% [4]	0.26%	0.87%	0.16%	(0.73)%	(0.19)%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.51%	1.52%	1.52%	1.50%	1.50%
Net expenses	1.01%	1.41%	1.42%	1.42%	1.42%	1.42%
Net investment income (loss)	0.02%	0.47%	0.54%	0.11%	(0.18)%	(0.37)%
Supplemental data
Portfolio turnover rate	14%	55%	55%	50%	56%	41%
Net assets, end of period (000s omitted)	$1,485	$2,925	$10,135	$17,154	$23,650	$31,837

[1]	Amount is less than $0.005.
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the six months ended December 31, 2020, the Fund received a payment from an affiliate which had a 0.81% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

44  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2020 (unaudited)	2020	2019 [1]
Net asset value, beginning of period	$9.59	$9.60	$9.58
Net investment income	0.04	0.15	0.15 [2]
Net realized and unrealized gains (losses) on investments	0.02	(0.01)	0.02
Total from investment operations	0.06	(0.14)	0.17
Distributions to shareholders from
Net investment income	(0.04)	(0.15)	(0.15)
Net asset value, end of period	$9.61	$9.59	$9.60
Total return[3]	0.62%	1.47%	1.76%
Ratios to average net assets (annualized)
Gross expenses	0.28%	0.38%	0.39%
Net expenses	0.20%	0.31%	0.32%
Net investment income	0.81%	1.54%	1.73%
Supplemental data
Portfolio turnover rate	14%	55%	55%
Net assets, end of period (000s omitted)	$1,022,816	$822,986	$770,634

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  45

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Administrator Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.59	$9.60	$9.57	$9.57	$9.63	$9.61
Net investment income	0.03	0.12 [1]	0.13 [1]	0.08 [1]	0.06	0.04
Net realized and unrealized gains (losses) on investments	0.01	(0.01)	0.03	0.01	(0.06)	0.02
Total from investment operations	0.04	0.11	0.16	0.09	0.00	0.06
Distributions to shareholders from
Net investment income	(0.02)	(0.12)	(0.13)	(0.09)	(0.06)	(0.04)
Net realized gains	0.00	0.00	0.00	0.00	(0.00) [2]	(0.00) [2]
Total distributions to shareholders	(0.02)	(0.12)	(0.13)	(0.09)	(0.06)	(0.04)
Net asset value, end of period	$9.61	$9.59	$9.60	$9.57	$9.57	$9.63
Total return[3]	0.47%	1.19%	1.70%	0.95%	0.03%	0.68%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.70%	0.70%	0.70%	0.70%	0.68%
Net expenses	0.50%	0.59%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.52%	1.28%	1.34%	0.82%	0.69%	0.45%
Supplemental data
Portfolio turnover rate	14%	55%	55%	50%	56%	41%
Net assets, end of period (000s omitted)	$16,018	$18,243	$25,649	$53,746	$1,946,987	$226,125

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

46  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.59	$9.60	$9.57	$9.58	$9.63	$9.61
Net investment income	0.04	0.14	0.15 [1]	0.11	0.08 [1]	0.07
Net realized and unrealized gains (losses) on investments	0.02	0.00	0.03	(0.01)	(0.05)	0.02
Total from investment operations	0.06	0.14	0.18	0.10	0.03	0.09
Distributions to shareholders from
Net investment income	(0.04)	(0.15)	(0.15)	(0.11)	(0.08)	(0.07)
Net realized gains	0.00	0.00	0.00	0.00	(0.00) [2]	(0.00) [2]
Total distributions to shareholders	(0.04)	(0.15)	(0.15)	(0.11)	(0.08)	(0.07)
Net asset value, end of period	$9.61	$9.59	$9.60	$9.57	$9.58	$9.63
Total return[3]	0.59%	1.42%	1.93%	1.07%	0.36%	0.91%
Ratios to average net assets (annualized)
Gross expenses	0.33%	0.43%	0.44%	0.44%	0.42%	0.42%
Net expenses	0.25%	0.36%	0.37%	0.37%	0.37%	0.37%
Net investment income	0.76%	1.50%	1.56%	1.16%	0.86%	0.68%
Supplemental data
Portfolio turnover rate	14%	55%	55%	50%	56%	41%
Net assets, end of period (000s omitted)	$918,379	$685,081	$643,762	$2,141,197	$2,713,317	$4,061,647

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  47

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Ultra Short-Term Municipal Income Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

48  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2020, the aggregate cost of all investments for federal income tax purposes was $2,325,647,590 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$10,886,565
Gross unrealized losses	(1,322,763)
Net unrealized gains	$ 9,563,802
As of June 30, 2020, the Fund had capital loss carryforwards which consisted of $3,461,404 in short-term capital losses and $23,743,779 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$ 0	$ 39,200,000	$0	$ 39,200,000
Municipal obligations	0	2,291,576,706	0	2,291,576,706
Short-term investments
Investment companies	4,434,686	0	0	4,434,686
Total assets	$4,434,686	$2,330,776,706	$0	$2,335,211,392

Wells Fargo Ultra Short-Term Municipal Income Fund  |  49

Notes to financial statements (unaudited)
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the six months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended December 31, 2020, the management fee was equivalent to an annual rate of 0.24% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class A2	0.16
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.50% or Class A shares, 0.50% for Class A2 shares, 1.25% for Class C shares, 0.20% for Class R6 shares, 0.50% for Administrator Class shares, and 0.25% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

50  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2020, Funds Distributor received $417 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2020.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class A2, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $488,090,873, $337,470,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2020.
Other transactions
On August 14, 2020, Class C of the Fund was reimbursed by Funds Management in the amount of $12,001. The reimbursement was made in connection with resolving certain fee reimbursements.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2020 were $689,004,655 and $219,549,882, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2020, there were no borrowings by the Fund under the agreement.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  51

Notes to financial statements (unaudited)
9. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement(s). The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

52  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  53

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

54  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  55

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
1  Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.
2  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

56  |  Wells Fargo Ultra Short-Term Municipal Income Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0121-00285 02-21
SA258/SAR258 12-20

Semi-Annual Report
December 31, 2020
Wells Fargo
Wisconsin Tax-Free Fund

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The views expressed and any forward-looking statements are as of December 31, 2020, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Wisconsin Tax-Free Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Wisconsin Tax-Free Fund for the six-month period that ended December 31, 2020. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 22.16%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 24.33%, while the MSCI EM Index (Net),3 had even stronger performance, with a 31.14% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned 1.29%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 9.44%, and the Bloomberg Barclays Municipal Bond Index,6 returned 3.07% while the ICE BofA U.S. High Yield Index,7 gained a hefty 11.49%.
The stock market rally continued in July.
After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income. However, economic data and a resurgence of COVID-19 cases underscored the urgent need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China’s second-quarter GDP grew 3.2% year over year. The U.S. economy added 1.8 million jobs in July, but a double-digit jobless rate persisted.
The stock market continued to rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases as well as the expiration of the $600 weekly bonus unemployment benefit in July. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
“After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Wisconsin Tax-Free Fund

Letter to shareholders (unaudited)
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Wisconsin Tax-Free Fund  |  3

Performance highlights (unaudited)
Investment objective
The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Bruce R. Johns
Kerry Laurin*
Thomas Stoeckmann
Average annual total returns (%) as of December 31, 2020
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WWTFX)	3-31-2008	-1.09	2.04	3.07	3.54	2.99	3.55	0.95	0.70
Class C (WWTCX)	12-26-2002	1.75	2.22	2.77	2.75	2.22	2.77	1.70	1.45
Institutional Class (WWTIX)[3]	10-31-2016	–	–	–	3.71	3.14	3.62	0.62	0.52
Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	5.21	3.91	4.63	–	–
Bloomberg Barclays Wisconsin Municipal Bond Index[5]	–	–	–	–	4.82	3.49	4.17	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Wisconsin and Puerto Rico municipal securities risk, high-yield securities risk, and nondiversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.
Please see footnotes on page 5.

4  |  Wells Fargo Wisconsin Tax-Free Fund

Performance highlights (unaudited)
Effective maturity distribution as of December 31, 2020[6]
Credit quality as of December 31, 2020[7]

*	Ms. Laurin became a portfolio manager of the Fund on September 1, 2020.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.70% for Class A, 1.45% for Class C, and 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher.
[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Wisconsin Municipal Bond Index is the Wisconsin component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.
[6]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.
[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Wisconsin Tax-Free Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2020 to December 31, 2020.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2020	Ending account value 12-31-2020	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,023.51	$3.47	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%
Class C
Actual	$1,000.00	$1,019.57	$7.38	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Institutional Class
Actual	$1,000.00	$1,024.35	$2.65	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.91%
Guam: 4.43%
Airport revenue: 2.11%
Guam International Airport Authority Series C (AGM Insured)	6.13%	10-1-2043	$1,500,000	$ 1,640,070
Guam Port Authority AMT Series A	5.00	7-1-2048	1,000,000	1,192,570
Guam Port Authority AMT Series B	5.00	7-1-2034	445,000	540,671
				3,373,311
Miscellaneous revenue: 0.91%
Guam Education Financing Foundation Refunding Bond Certificate of Participation Series 2016A	5.00	10-1-2022	1,400,000	1,461,810
Tax revenue: 0.81%
Guam Government Business Privilege Tax Revenue Series 2011A	5.00	1-1-2021	670,000	670,000
Guam Government Limited Obligation Bonds Section 30 Series A	5.00	12-1-2021	600,000	619,470
				1,289,470
Water & sewer revenue: 0.60%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	300,000	372,009
Guam Government Waterworks Authority Water and Wastewater Refunding Bond	5.00	7-1-2034	500,000	597,040
				969,049
				7,093,640
Illinois: 3.00%
GO revenue: 1.60%
Chicago IL CAB City Colleges (National Insured)¤	0.00	1-1-2027	1,000,000	860,760
Chicago IL Park District Special Recreation Activity Series E	5.00	11-15-2027	1,000,000	1,179,260
Illinois Refunding Bond Series 2018A	5.00	10-1-2021	500,000	514,565
				2,554,585
Miscellaneous revenue: 0.77%
Illinois	5.50	7-1-2026	250,000	270,958
Illinois Series C	5.00	11-1-2029	630,000	707,597
Illinois Series D	5.00	11-1-2021	250,000	257,078
				1,235,633
Tax revenue: 0.63%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	970,000	1,010,759
				4,800,977
Michigan: 0.07%
Miscellaneous revenue: 0.07%
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2021	110,000	110,142
The accompanying notes are an integral part of these financial statements.

Wells Fargo Wisconsin Tax-Free Fund  |  7

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 1.91%
Education revenue: 0.67%
New Jersey EDA Series EE	5.00%	9-1-2023	$1,070,000	$ 1,077,490
Tax revenue: 0.28%
New Jersey Statewide Covid-19 Emergency Series A	5.00	6-1-2027	350,000	437,745
Transportation revenue: 0.96%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,000,000	1,539,340
				3,054,575
New York: 1.64%
Education revenue: 0.69%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,000,000	1,112,830
GO revenue: 0.95%
Suffolk County NY Series A	5.00	3-19-2021	1,500,000	1,513,605
				2,626,435
Puerto Rico: 0.19%
Transportation revenue: 0.19%
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (BHAC / FGIC Insured)	5.25	7-1-2021	300,000	305,889
South Carolina: 0.76%
Utilities revenue: 0.76%
South Carolina Statewide Public Service Authority Revenue Refunding Bond and Improvement Series A	4.00	12-1-2033	1,000,000	1,212,760
Texas: 1.46%
GO revenue: 1.46%
Denton TX Independent School District School Building	4.00	8-15-2048	2,000,000	2,339,620
Virgin Islands: 1.13%
Tax revenue: 1.13%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (AGM Insured)	4.00	10-1-2022	255,000	264,359
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)	5.00	10-1-2025	1,500,000	1,551,840
				1,816,199
Wisconsin: 83.32%
Education revenue: 9.33%
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	2.75	4-1-2021	1,080,000	1,086,750
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	4.10	4-1-2032	1,500,000	1,554,255
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	2,100,000	2,296,854
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2022	675,000	692,111
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00%	7-1-2032	$1,500,000	$ 1,535,400
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2042	1,000,000	1,016,510
Wisconsin HEFA Revenue Lawrence University	4.00	2-1-2021	425,000	425,735
Wisconsin HEFA Revenue Lawrence University	4.00	2-1-2022	280,000	287,143
Wisconsin HEFA Revenue Lawrence University	4.00	3-15-2040	1,555,000	1,732,892
Wisconsin HEFA Revenue Lawrence University	4.00	2-1-2045	1,685,000	1,825,900
Wisconsin HEFA Revenue Various Refunding Bond Medical College Series B (U.S. Bank NA LOC)ø	0.09	12-1-2033	2,500,000	2,500,000
				14,953,550
GO revenue: 1.53%
Milwaukee WI Series B6	2.00	4-1-2021	175,000	175,693
Milwaukee WI Series B6	3.00	4-1-2024	570,000	614,335
Milwaukee WI Series B6	5.00	4-1-2022	350,000	370,101
Milwaukee WI Series B6	5.00	4-1-2023	580,000	637,716
Milwaukee WI Series B6	5.00	4-1-2025	550,000	651,530
				2,449,375
Health revenue: 15.95%
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2027	175,000	222,917
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2028	150,000	194,798
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2029	150,000	198,675
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2030	275,000	361,133
Wisconsin HEFA Beloit Health System Incorporated	4.00	7-1-2036	3,000,000	3,513,780
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2029	1,270,000	1,656,918
Wisconsin HEFA Marshfield Clinic Health System	3.00	2-15-2031	230,000	241,661
Wisconsin HEFA Marshfield Clinic Health System	3.25	2-15-2032	185,000	198,018
Wisconsin HEFA Marshfield Clinic Health System	5.00	2-15-2047	3,385,000	3,917,257
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	488,944
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	789,003
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	603,625
Wisconsin HEFA Monroe Clinic Incorporated	3.00	2-15-2035	520,000	580,949
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2031	900,000	1,047,879
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2033	550,000	640,371
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2028	900,000	1,088,955
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2029	575,000	695,721
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2030	340,000	411,383
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	4.00	12-1-2035	1,000,000	1,077,940
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	5.00	12-1-2025	1,500,000	1,722,900
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	5.00	12-1-2026	1,740,000	1,988,803
The accompanying notes are an integral part of these financial statements.

Wells Fargo Wisconsin Tax-Free Fund  |  9

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00%	7-1-2049	$ 250,000	$ 290,133
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2044	3,250,000	3,613,090
				25,544,853
Housing revenue: 21.57%
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2028	125,000	129,616
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2029	250,000	258,168
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2030	875,000	900,226
Whitewater WI CDA Multifamily Revenue Various Housing Wisconsin Housing Preservation (BMO Harris Bank NA LOC)ø	0.10	6-1-2042	1,055,000	1,055,000
Wisconsin HEFA Aspirus Wausau Hospital Incorporated Obligated Group Series 2004B (JPMorgan Chase & Company LOC)ø	0.08	8-15-2034	4,000,000	4,000,000
Wisconsin Housing & EDA AMT Series A	4.63	11-1-2037	25,000	25,042
Wisconsin Housing & EDA Madison Pool Project Series A	4.55	7-1-2037	165,000	178,570
Wisconsin Housing & EDA Madison Pool Project Series A	4.70	7-1-2047	2,300,000	2,489,359
Wisconsin Housing & EDA Madison Pool Project Series A	4.85	7-1-2052	3,000,000	3,254,460
Wisconsin Housing & EDA President House Project (Associated Trust Company NA LOC)ø	0.20	8-1-2046	1,480,000	1,480,000
Wisconsin Housing & EDA Series A (FHLB SPA)ø	0.09	4-1-2046	2,935,000	2,935,000
Wisconsin Housing & EDA Series A	1.70	11-1-2052	1,700,000	1,721,726
Wisconsin Housing & EDA Series A	3.00	5-1-2022	100,000	103,305
Wisconsin Housing & EDA Series A	3.00	11-1-2022	125,000	130,655
Wisconsin Housing & EDA Series A	3.38	5-1-2057	635,000	674,954
Wisconsin Housing & EDA Series A	3.40	11-1-2032	2,450,000	2,697,083
Wisconsin Housing & EDA Series A	3.95	11-1-2038	2,000,000	2,238,900
Wisconsin Housing & EDA Series A	4.05	12-1-2049	800,000	839,032
Wisconsin Housing & EDA Series A	5.75	11-1-2043	2,830,000	2,837,245
Wisconsin Housing & EDA Series B (FHLB SPA)ø	0.09	5-1-2055	5,510,000	5,510,000
Wisconsin Housing & EDA Series C	3.88	11-1-2035	1,000,000	1,081,410
				34,539,751
Industrial development revenue: 2.50%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (CoBank ACB LOC)ø	0.12	5-1-2037	4,000,000	4,000,000
Miscellaneous revenue: 18.72%
Appleton WI Redevelopment Authority Redevelopment Revenue Adjusted Fox Cities Arts Center B (Associated Trust Company NA LOC)ø	0.25	6-1-2036	4,000,000	4,000,000
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2031	1,310,000	1,487,741
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2035	900,000	1,006,480
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2036	265,000	295,382
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project CAB ¤	0.00%	6-1-2049	$8,000,000	$ 2,999,040
Kaukauna WI RDA	3.75	6-1-2032	850,000	924,231
Kaukauna WI RDA	4.00	6-1-2021	310,000	314,734
Kaukauna WI RDA	4.00	6-1-2022	235,000	247,356
Kaukauna WI RDA	4.00	6-1-2023	200,000	216,332
Kaukauna WI RDA	4.00	6-1-2025	425,000	484,993
Kaukauna WI RDA	4.00	6-1-2028	425,000	478,202
Kaukauna WI RDA	4.00	6-1-2035	900,000	986,508
Milwaukee WI RDA Lease Public Schools Series A	5.00	11-15-2026	220,000	273,579
Milwaukee WI RDA Lease Revenue Public Schools	5.00	11-15-2033	750,000	913,890
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2028	325,000	400,790
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2034	675,000	820,361
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2035	1,000,000	1,211,570
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2036	500,000	604,840
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2027	1,020,000	1,260,496
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2028	1,000,000	1,233,200
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2031	750,000	919,620
Milwaukee WI RDA Public Schools Series A	5.00	8-1-2021	3,330,000	3,420,776
Milwaukee WI RDA Revenue Refunding Bond Milwaukee Public Schools (National Insured)	4.00	8-1-2023	1,025,000	1,117,660
Weston WI CDA Series A	1.60	10-1-2021	340,000	342,805
Weston WI CDA Series A	1.75	10-1-2022	200,000	205,096
Weston WI CDA Series A	1.90	10-1-2023	800,000	835,008
Weston WI CDA Series A	2.00	10-1-2024	625,000	664,050
Weston WI CDA Series A	2.15	10-1-2025	615,000	667,785
Weston WI CDA Series A	2.25	10-1-2026	940,000	1,025,643
Weston WI CDA Series A	2.40	10-1-2027	570,000	619,744
				29,977,912
Tax revenue: 13.72%
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2021	2,000,000	2,101,140
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2023	1,600,000	1,841,680
Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2026	2,435,000	2,985,286
Warrens WI CDA Interim Workout Extension	3.70	11-1-2029	145,030	87,034
Wisconsin Center District CAB (AGM Insured)¤	0.00	12-15-2030	295,000	249,010
Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (BAM Insured)¤	0.00	12-15-2033	2,985,000	2,068,515
Wisconsin Center District CAB Series A (National Insured)¤	0.00	12-15-2027	100,000	90,170
Wisconsin Center District Junior Dedicated Bond Series A	5.00	12-15-2022	730,000	787,561
Wisconsin Center District Junior Dedicated Bond Series A	5.00	12-15-2030	2,100,000	2,227,344
Wisconsin Center District Junior Dedicated Tax Revenue Prerefunded Bond (AGM Insured)	5.25	12-15-2023	1,095,000	1,189,728
Wisconsin Center District Junior Dedicated Tax Revenue Prerefunded Bond (AGM Insured)	5.25	12-15-2027	220,000	274,710
Wisconsin Center District Junior Dedicated Tax Revenue Unrefunded Balance Refunding Bond (AGM Insured)	5.25	12-15-2023	605,000	674,974
Wisconsin Center District Junior Dedicated Tax Revenue Unrefunded Balance Refunding Bond (AGM Insured)	5.25	12-15-2027	785,000	977,019
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,242,615
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2033	920,000	1,036,546
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,252,080
The accompanying notes are an integral part of these financial statements.

Wells Fargo Wisconsin Tax-Free Fund  |  11

Portfolio of investments—December 31, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured)¤		0.00%	12-15-2028	$1,075,000	$ 958,664
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured)¤		0.00	12-15-2030	1,095,000	924,290
					21,968,366
					133,433,807
Total Municipal obligations (Cost $148,644,573)					156,794,044
Total investments in securities (Cost $148,644,573)	97.91%				156,794,044
Other assets and liabilities, net	2.09				3,347,211
Total net assets	100.00%				$160,141,255

¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation
FHLB	Federal Home Loan Bank
GO	General obligation
HEFA	Health & Educational Facilities Authority
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Wisconsin Tax-Free Fund

Statement of assets and liabilities—December 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $148,644,573)	$ 156,794,044
Cash	2,549,034
Receivable for interest	1,361,505
Receivable for Fund shares sold	94,108
Receivable for investments sold	45,000
Prepaid expenses and other assets	52,437
Total assets	160,896,128
Liabilities
Payable for Fund shares redeemed	619,930
Dividends payable	42,370
Management fee payable	38,699
Administration fees payable	18,083
Distribution fee payable	3,573
Trustees’ fees and expenses payable	2,892
Accrued expenses and other liabilities	29,326
Total liabilities	754,873
Total net assets	$160,141,255
Net assets consist of
Paid-in capital	$ 151,845,015
Total distributable earnings	8,296,240
Total net assets	$160,141,255
Computation of net asset value and offering price per share
Net assets – Class A	$ 76,869,586
Shares outstanding – Class A1	6,822,334
Net asset value per share – Class A	$11.27
Maximum offering price per share – Class A2	$11.80
Net assets – Class C	$ 5,204,050
Shares outstanding – Class C1	461,875
Net asset value per share – Class C	$11.27
Net assets – Institutional Class	$ 78,067,619
Shares outstanding – Institutional Class[1]	6,927,774
Net asset value per share – Institutional Class	$11.27
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Wisconsin Tax-Free Fund  |  13

Statement of operations—six months ended December 31, 2020 (unaudited)

Investment income
Interest	$ 2,096,329
Expenses
Management fee	318,426
Administration fees
Class A	62,855
Class C	4,562
Institutional Class	29,977
Shareholder servicing fees
Class A	98,028
Class C	7,125
Distribution fee
Class C	21,374
Custody and accounting fees	3,321
Professional fees	25,784
Registration fees	26,797
Shareholder report expenses	12,482
Trustees’ fees and expenses	9,874
Other fees and expenses	5,724
Total expenses	626,329
Less: Fee waivers and/or expense reimbursements
Fund-level	(73,380)
Class A	(45,547)
Class C	(3,071)
Net expenses	504,331
Net investment income	1,591,998
Realized and unrealized gains (losses) on investments
Net realized gains on investments	170,485
Net change in unrealized gains (losses) on investments	1,892,502
Net realized and unrealized gains (losses) on investments	2,062,987
Net increase in net assets resulting from operations	$3,654,985
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Wisconsin Tax-Free Fund

Statement of changes in net assets

	Six months ended December 31, 2020 (unaudited)		Year ended June 30, 2020
Operations
Net investment income		$ 1,591,998		$ 3,310,968
Net realized gains on investments		170,485		74,869
Net change in unrealized gains (losses) on investments		1,892,502		755,258
Net increase in net assets resulting from operations		3,654,985		4,141,095
Distributions to shareholders from
Net investment income and net realized gains
Class A		(765,329)		(1,934,145)
Class C		(33,880)		(95,769)
Institutional Class		(792,789)		(1,341,692)
Total distributions to shareholders		(1,591,998)		(3,371,606)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	600,098	6,704,528	1,482,669	16,452,135
Class C	70,166	787,096	86,182	958,748
Institutional Class	1,555,612	17,430,799	3,006,711	33,400,716
		24,922,423		50,811,599
Reinvestment of distributions
Class A	59,598	667,504	148,360	1,649,205
Class C	2,955	33,082	8,593	95,503
Institutional Class	66,711	747,141	117,088	1,301,290
		1,447,727		3,045,998
Payment for shares redeemed
Class A	(1,136,384)	(12,722,115)	(2,022,543)	(22,260,904)
Class C	(136,549)	(1,525,241)	(174,988)	(1,938,589)
Institutional Class	(828,949)	(9,289,960)	(971,526)	(10,771,669)
		(23,537,316)		(34,971,162)
Net increase in net assets resulting from capital share transactions		2,832,834		18,886,435
Total increase in net assets		4,895,821		19,655,924
Net assets
Beginning of period		155,245,434		135,589,510
End of period		$160,141,255		$155,245,434
The accompanying notes are an integral part of these financial statements.

Wells Fargo Wisconsin Tax-Free Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class A	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.12	$11.04	$10.74	$10.83	$11.16	$10.83
Net investment income	0.11	0.25	0.29	0.28	0.26	0.25
Net realized and unrealized gains (losses) on investments	0.15	0.08	0.30	(0.09)	(0.32)	0.33
Total from investment operations	0.26	0.33	0.59	0.19	(0.06)	0.58
Distributions to shareholders from
Net investment income	(0.11)	(0.25)	(0.29)	(0.28)	(0.26)	(0.25)
Net realized gains	0.00	(0.00) [1]	0.00	0.00	(0.01)	(0.00) [1]
Total distributions to shareholders	(0.11)	(0.25)	(0.29)	(0.28)	(0.27)	(0.25)
Net asset value, end of period	$11.27	$11.12	$11.04	$10.74	$10.83	$11.16
Total return[2]	2.35%	3.05%	5.56%	1.76%	(0.48)%	5.44%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.95%	0.94%	0.88%	0.93%	0.94%
Net expenses	0.68%	0.69%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.95%	2.24%	2.66%	2.57%	2.41%	2.26%
Supplemental data
Portfolio turnover rate	5%	24%	8%	11%	27%	16%
Net assets, end of period (000s omitted)	$76,870	$81,173	$84,924	$87,790	$131,518	$160,480

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Wisconsin Tax-Free Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class C	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.12	$11.04	$10.74	$10.83	$11.16	$10.83
Net investment income	0.07	0.17 [1]	0.21	0.20	0.18	0.17
Net realized and unrealized gains (losses) on investments	0.15	0.08	0.30	(0.09)	(0.32)	0.33
Total from investment operations	0.22	0.25	0.51	0.11	(0.14)	0.50
Distributions to shareholders from
Net investment income	(0.07)	(0.17)	(0.21)	(0.20)	(0.18)	(0.17)
Net realized gains	0.00	(0.00) [2]	0.00	0.00	(0.01)	(0.00) [2]
Total distributions to shareholders	(0.07)	(0.17)	(0.21)	(0.20)	(0.19)	(0.17)
Net asset value, end of period	$11.27	$11.12	$11.04	$10.74	$10.83	$11.16
Total return[3]	1.96%	2.27%	4.78%	1.01%	(1.22)%	4.66%
Ratios to average net assets (annualized)
Gross expenses	1.67%	1.70%	1.69%	1.63%	1.68%	1.68%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.19%	1.49%	1.92%	1.83%	1.67%	1.52%
Supplemental data
Portfolio turnover rate	5%	24%	8%	11%	27%	16%
Net assets, end of period (000s omitted)	$5,204	$5,842	$6,687	$8,105	$9,449	$10,949

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Wisconsin Tax-Free Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2020 (unaudited)	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$11.12	$11.04	$10.74	$10.83	$10.99
Net investment income	0.12	0.27	0.31	0.30	0.20
Net realized and unrealized gains (losses) on investments	0.15	0.08	0.30	(0.09)	(0.15)
Total from investment operations	0.27	0.35	0.61	0.21	0.05
Distributions to shareholders from
Net investment income	(0.12)	(0.27)	(0.31)	(0.30)	(0.20)
Net realized gains	0.00	(0.00) [2]	0.00	0.00	(0.01)
Total distributions to shareholders	(0.12)	(0.27)	(0.31)	(0.30)	(0.21)
Net asset value, end of period	$11.27	$11.12	$11.04	$10.74	$10.83
Total return[3]	2.43%	3.23%	5.75%	1.95%	0.44%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.62%	0.61%	0.55%	0.54%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	2.12%	2.40%	2.85%	2.79%	2.74%
Supplemental data
Portfolio turnover rate	5%	24%	8%	11%	27%
Net assets, end of period (000s omitted)	$78,068	$68,230	$43,978	$36,181	$13,573

[1]	For the period from October 31, 2016 (commencement of class operations) to June 30, 2017
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Wisconsin Tax-Free Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Wisconsin Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Wells Fargo Wisconsin Tax-Free Fund  |  19

Notes to financial statements (unaudited)
As of December 31, 2020, the aggregate cost of all investments for federal income tax purposes was $148,644,088 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$8,212,957
Gross unrealized losses	(63,001)
Net unrealized gains	$8,149,956
As of June 30, 2020, the Fund had current year net deferred post-October capital losses consisting of $11,591 in short-term losses which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$156,794,044	$0	$156,794,044
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the six months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

20  |  Wells Fargo Wisconsin Tax-Free Fund

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2020, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2021 to waive fees and/ or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares and 0.52% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2020, Funds Distributor received $3,860 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2020.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C shares of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Wells Fargo Wisconsin Tax-Free Fund  |  21

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2020 were $6,371,672 and $7,123,384, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2020, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund invested a concentration of its portfolio in the state of Wisconsin.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
10. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement(s). The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

22  |  Wells Fargo Wisconsin Tax-Free Fund

Notes to financial statements (unaudited)
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Wisconsin Tax-Free Fund  |  23

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

24  |  Wells Fargo Wisconsin Tax-Free Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Wisconsin Tax-Free Fund  |  25

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26  |  Wells Fargo Wisconsin Tax-Free Fund

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
1  Nancy Wiser acts as Treasurer of 67 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 67 funds in the Fund Complex.
2  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Wisconsin Tax-Free Fund  |  27

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0121-00287 02-21
SA259/SAR259 12-20

Semi-Annual Report
December 31, 2020
Wells Fargo
Alternative Risk Premia Fund

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The views expressed and any forward-looking statements are as of December 31, 2020, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Alternative Risk Premia Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Alternative Risk Premia Fund for the six-month period that ended December 31, 2020. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 22.16%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 24.33%, while the MSCI EM Index (Net),3 had even stronger performance, with a 31.14% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned 1.29%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 9.44%, and the Bloomberg Barclays Municipal Bond Index,6 returned 3.07% while the ICE BofA U.S. High Yield Index,7 gained a hefty 11.49%.
The stock market rally continued in July.
After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income. However, economic data and a resurgence of COVID-19 cases underscored the urgent need to regain control of the pandemic. Second-quarter gross domestic product (GDP) shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China’s second-quarter GDP grew 3.2% year over year. The U.S. economy added 1.8 million jobs in July, but a double-digit jobless rate persisted.
The stock market continued to rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases as well as the expiration of the $600 weekly bonus unemployment benefit in July. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Andrew Owen
President
Wells Fargo Funds
“After a volatile first half of the year, an existing stock market rally continued in July with strong results for equities and fixed income.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Alternative Risk Premia Fund

Letter to shareholders (unaudited)
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Alternative Risk Premia Fund  |  3

Performance highlights (unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Manager
Wells Fargo Funds Management, LLC
Subadvisers
Wells Capital Management Incorporated
Wells Fargo Asset Management (International) Limited
Portfolio managers
Petros N. Bocray, CFA®‡ , FRM
Eddie Cheng, CFA®‡
Monisha Jayakumar
Average annual total returns (%) as of December 31, 2020
				Expense ratios[1] (%)
	Inception date	1 year	Since inception	Gross	Net [2]
Class R6 (WRPRX)	1-29-2019	-16.67	-11.06	1.04	0.62
Institutional Class (WRPIX)	1-29-2019	-16.77	-11.17	1.14	0.72
ICE BofA U.S. 3-Month Treasury Bill Index[3]	–	0.67	1.43 *	–	–
* Based on inception date of the oldest Fund class.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
The investment techniques employed by the Fund create leverage. As a result, the sum of the Fund’s investment exposures will typically exceed the amount of the Fund’s net assets. These exposures may vary over time. We expect gross notional exposure of the Fund to be in a range of 400% to 1200% of the net asset value of the Fund under normal market conditions. Leverage may be significantly different (higher or lower) as deemed necessary by the investment manager. We expect net notional exposure of the Fund to be in a range of -200% to 200% of the net asset value of the Fund under normal market conditions.
Alternative risk premia investment risk is the Fund’s ability to achieve its investment objective depending largely upon the portfolio managers’ successful evaluation of the risks, potential returns, and correlation properties with respect to the various risk premia in which the Fund invests. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of leverage results in certain risks, including, among others, the likelihood of greater volatility of net asset value. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to subsidiary risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
Please see footnotes on page 5.

4  |  Wells Fargo Alternative Risk Premia Fund

Performance highlights (unaudited)
Net asset exposure as of December 31, 2020[4]
	% of net assets
	Long positions	Short positions
Stocks	23	17
Bond futures	99	82
Currency forwards	81	51
Equity index futures	8	0
Commodity futures	27	12

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through October 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.62% for Class R6 and 0.72% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. Copyright 2021. ICE Data Indices, LLC. All rights reserved. You cannot invest directly in an index.
[4]	Figures are subject to change and may have changed since the date specified.

Wells Fargo Alternative Risk Premia Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2020 to December 31, 2020.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
	Beginning account value 7-1-2020	Ending account value 12-31-2020	Expenses paid during the period[1]	Annualized net expense ratio
Class R6
Actual	$1,000.00	$ 985.04	$3.10	0.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16	0.62%
Institutional Class
Actual	$1,000.00	$ 983.79	$3.60	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2020 (unaudited)

	Yield	Shares	Value
Short-term investments: 89.19%
Investment companies: 20.86%
Wells Fargo Government Money Market Fund Select Class ♠∞*	0.03	15,179,599	15,179,599

			Maturity date	Principal
U.S. Treasury securities: 68.33%
U.S. Treasury Bill ☼#		0.03%	6-17-2021	$ 8,803,000	8,799,692
U.S. Treasury Bill ☼		0.09	1-14-2021	30,000,000	29,999,625
U.S. Treasury Bill ☼		0.09	1-28-2021	10,919,000	10,918,581
					49,717,898
Total Short-term investments (Cost $64,898,626)					64,897,497
Total investments in securities (Cost $64,898,626)	89.19%				64,897,497
Other assets and liabilities, net	10.81				7,869,624
Total net assets	100.00%				$ 72,767,121

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$7,855,265	$101,546,059	$(94,221,725)	$0	$0	$15,179,599	20.86%	15,179,599	$6,218
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	7	1-15-2021	$ 474,627	$ 473,927	$ 0	$ (700)
London Metal Exchange Aluminium Futures**	13	1-18-2021	656,883	643,175	0	(13,708)
London Metal Exchange Lead Futures**	14	1-18-2021	715,466	694,138	0	(21,328)
London Metal Exchange Nickel Futures**	13	1-18-2021	1,210,313	1,292,187	81,874	0
London Metal Exchange Zinc Futures**	1	1-18-2021	65,595	68,333	2,738	0
Hang Seng Index	3	1-28-2021	509,641	526,653	17,012	0
Gasoline RBOB Futures**	7	1-29-2021	392,442	414,569	22,127	0
Gold 100 Ounces Futures**	5	2-24-2021	919,967	947,550	27,583	0
Sugar #11 World Futures**	178	2-26-2021	2,871,600	3,088,086	216,486	0
The accompanying notes are an integral part of these consolidated financial statements.

Wells Fargo Alternative Risk Premia Fund  |  7

Consolidated portfolio of investments—December 31, 2020 (unaudited)
Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
Cotton #2 Futures**	11	3-9-2021	$393,238	$429,660	$36,422	$0
TOPIX Index	4	3-11-2021	679,516	699,046	19,530	0
Corn Futures**	17	3-12-2021	361,739	411,400	49,661	0
KC Hard Red Winter Wheat Futures**	29	3-12-2021	812,471	875,075	62,604	0
Soybean Futures**	27	3-12-2021	1,604,233	1,769,850	165,617	0
Soybean Meal Futures**	13	3-12-2021	504,709	558,220	53,511	0
Soybean Oil Futures**	118	3-12-2021	2,753,853	3,001,920	248,067	0
Wheat Futures**	26	3-12-2021	783,997	832,650	48,653	0
10-Year Australian Treasury Bonds	83	3-15-2021	9,396,176	9,421,083	24,907	0
10-Year Japanese Treasury Bonds	29	3-15-2021	42,690,685	42,667,958	0	(22,727)
London Metal Exchange Copper Futures**	11	3-15-2021	2,119,047	2,135,856	16,809	0
Cocoa Futures**	98	3-16-2021	2,515,921	2,550,940	35,019	0
SPI 200 Index	4	3-18-2021	506,910	503,970	0	(2,940)
DAX Futures Index	1	3-19-2021	403,820	419,820	16,000	0
E-Mini NASDAQ 100 Index	2	3-19-2021	496,060	515,420	19,360	0
E-Mini Russell 2000 Index	4	3-19-2021	383,995	394,960	10,965	0
E-Mini S&P 500 Index	3	3-19-2021	549,142	562,320	13,178	0
Euro STOXX 50 Index	12	3-19-2021	514,074	520,423	6,349	0
FTSE 100 Index	6	3-19-2021	539,862	526,761	0	(13,101)
MSCI Emerging Markets Index	7	3-19-2021	438,569	450,870	12,301	0
S&P/TSX 60 Index	3	3-19-2021	490,339	484,987	0	(5,352)
10-Year Canadian Treasury Bonds	171	3-22-2021	20,019,826	20,029,932	10,106	0
Silver Futures**	6	3-29-2021	730,654	792,360	61,706	0
Short
London Metal Exchange Lead Futures**	(22)	1-18-2021	(1,017,672)	(1,090,788)	0	(73,116)
WTI Crude Futures**	(17)	1-20-2021	(805,744)	(824,840)	0	(19,096)
Natural Gas Futures**	(32)	1-27-2021	(849,495)	(812,480)	37,015	0
Brent Crude Futures**	(8)	1-29-2021	(385,899)	(414,400)	0	(28,501)
NY Harbor Ultra-Low Sulfur Diesel Futures**	(1)	1-29-2021	(61,418)	(62,328)	0	(910)
Low Sugar Gas Oil Futures**	(30)	2-11-2021	(1,263,673)	(1,269,000)	0	(5,327)
Lean Hogs Futures**	(54)	2-12-2021	(1,437,440)	(1,517,940)	0	(80,500)
Live Cattle Futures**	(76)	2-26-2021	(3,453,682)	(3,496,760)	0	(43,078)
Euro-Bund Futures	(215)	3-8-2021	(46,678,273)	(46,657,993)	20,280	0
Coffee C Futures**	(4)	3-19-2021	(163,184)	(192,375)	0	(29,191)
10-Year U.S. Treasury Notes	(87)	3-22-2021	(11,969,067)	(12,012,797)	0	(43,730)
Long Gilt Futures	(5)	3-29-2021	(915,941)	(926,755)	0	(10,814)
					$1,335,880	$(414,119)

**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
10,455,000 EUR	12,688,690 USD	Goldman Sachs International	1-20-2021	$ 88,574	$ 0
1,300,368 USD	379,880,000 HUF	Goldman Sachs International	1-20-2021	20,624	0
10,622,071 USD	9,415,000 CHF	Goldman Sachs International	1-20-2021	0	(17,790)
11,219,537 USD	14,908,000 AUD	Goldman Sachs International	1-20-2021	0	(275,922)
1,029,767 USD	5,203,000 BRL	Goldman Sachs International	1-20-2021	28,089	0
7,412,237 USD	65,012,000 NOK	Goldman Sachs International	1-20-2021	0	(170,022)
559,207 USD	411,352,000 CLP	Goldman Sachs International	1-20-2021	0	(19,672)
4,206,921 USD	35,501,000 SEK	Goldman Sachs International	1-20-2021	0	(108,843)
2,468,944,000 KRW	2,269,167 USD	Goldman Sachs International	1-20-2021	4,123	0
The accompanying notes are an integral part of these consolidated financial statements.

8  |  Wells Fargo Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2020 (unaudited)
Forward foreign currency contracts (continued)
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
16,330,000 CAD	12,836,920 USD	Goldman Sachs International	1-20-2021	$0	$(6,964)
1,622,000 PLN	444,459 USD	Goldman Sachs International	1-20-2021	0	(10,219)
5,484,000 TRY	684,552 USD	Goldman Sachs International	1-20-2021	49,435	0
26,352,850,000 IDR	1,858,452 USD	Goldman Sachs International	1-20-2021	14,587	0
673,890,000 JPY	6,467,585 USD	Goldman Sachs International	1-20-2021	60,124	0
5,259,283 USD	3,994,000 GBP	Goldman Sachs International	1-20-2021	0	(203,247)
40,068,000 MXN	2,000,896 USD	Goldman Sachs International	1-20-2021	9,120	0
38,796,000 ZAR	2,570,313 USD	Goldman Sachs International	1-20-2021	63,762	0
32,140,000 RUB	437,577 USD	Goldman Sachs International	1-20-2021	0	(3,347)
7,971,000 GBP	10,607,193 USD	Goldman Sachs International	1-20-2021	294,617	0
2,785,000 NZD	1,971,680 USD	Goldman Sachs International	1-20-2021	32,322	0
28,739,000 CZK	1,326,156 USD	Goldman Sachs International	1-20-2021	11,982	0
81,515,000 INR	1,101,926 USD	Goldman Sachs International	1-20-2021	11,743	0
4,485,000 GBP	6,107,135 USD	Goldman Sachs International	1-20-2021	26,928	0
				$716,030	$(816,026)
Swaps
Reference asset/index	Counterparty	Payment frequency	Maturity date	Notional amount	Value	Unrealized gains	Unrealized gains
Markit CDX North American High Yield Index†	Goldman Sachs International	Monthly	2-1-2024	$4,647,514	$4,718,853	$71,339	$0

†	The Fund receives or pays the difference between the total return on a portfolio of long and short positions underlying the total return swap and the return on a specified benchmark (either the Federal Funds Effective Rate or the One Month LIBOR), plus or minus a spread in a typical range of 20-75 basis points (bps; 100 bps equal 1.00%). The spread is determined based upon the country and/or currency of the individual underlying positions. Certain short positions may be subject to higher market rates.
The following table represents the component disclosures associated with the synthetic total return swap basket as of the end of the period.
Reference asset	Shares	Value	% of swap basket value
Long positions
Common stocks
Communication services
Diversified telecommunication services
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	37,000	$ 48,013	1.02%
Iliad SA	477	97,956	2.08
PCCW Limited	173,000	104,214	2.21
Spark New Zealand Limited	60,859	205,804	4.36
Media
CyberAgent Incorporated	1,000	68,985	1.46
Quebecor Incorporated Class B	2,700	69,489	1.47
Telenet Group Holding NV	1,675	71,783	1.52
		666,244
Consumer discretionary
Automobiles
Fiat Chrysler Automobiles NV	4,047	73,113	1.55
Peugeot SA	2,840	77,612	1.64
The accompanying notes are an integral part of these consolidated financial statements.

Wells Fargo Alternative Risk Premia Fund  |  9

Consolidated portfolio of investments—December 31, 2020 (unaudited)
Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Hotels, restaurants & leisure
Domino's Pizza Incorporated	451	$ 172,940	3.66%
Evolution Gaming Group	853	85,756	1.82
La Francaise Des Jeux SA	4,149	189,617	4.02
McDonald's Holdings Company Japan Limited	1,300	63,000	1.34
Specialty retail
Best Buy Company Incorporated	1,256	125,336	2.66
Kingfisher plc	22,892	84,648	1.79
Shimamura Company Limited	1,100	115,582	2.45
Tractor Supply Company	495	69,587	1.47
Yamada Denki Company Limited	17,600	93,509	1.98
Textiles, apparel & luxury goods
Pandora AS	657	73,530	1.56
		1,224,230
Consumer staples
Beverages
Coca-Cola Amatil Limited	5,352	53,351	1.13
ITO EN Limited	900	56,990	1.21
Monster Beverage Corporation	698	64,551	1.37
Remy Cointreau SA	315	58,608	1.24
Food & staples retailing
Cosmos Pharmaceutical Corporation	400	64,591	1.37
The Kroger Company	5,672	180,143	3.82
Food products
Archer Daniels Midland Company	2,531	127,588	2.70
Bunge Limited	4,693	307,767	6.52
NH Foods Limited	1,300	57,258	1.21
Household products
The Clorox Company	645	130,238	2.76
Tobacco
Swedish Match AB	2,958	230,194	4.88
		1,331,279
Energy
Oil, gas & consumable fuels
Ampol Limited	10,291	225,480	4.78
Cabot Oil & Gas Corporation	6,784	110,444	2.34
ENEOS Holdings Incorporated	97,100	348,754	7.39
Keyera Corporation	3,800	67,528	1.43
Neste Oil Oyj	833	60,479	1.28
Parkland Corporation	4,200	133,269	2.82
		945,954
Financials
Banks
Aozora Bank Limited	4,300	79,511	1.68
Banque Cantonale Vaudoise	859	93,501	1.98
Fukuoka Financial Group Incorporated	6,600	117,645	2.49
Mebuki Financial Group Incorporated	26,200	51,623	1.09
Capital markets
CI Financial Corporation	15,900	197,111	4.18
FactSet Research Systems Incorporated	180	59,850	1.27
Stonex Group Incorporated	844	48,868	1.04
The accompanying notes are an integral part of these consolidated financial statements.

10  |  Wells Fargo Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2020 (unaudited)
Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Diversified financial services
Sofina SA	376	$ 127,237	2.70%
Insurance
Direct Line Insurance Group plc	30,795	134,338	2.85
Erie Indemnity Company Class A	408	100,205	2.12
Medibank Private Limited	34,185	79,328	1.68
Progressive Corporation	1,733	171,359	3.63
Mortgage REITs
AGNC Investment Corporation	8,843	137,951	2.92
Dynex Capital Incorporated REIT	2,970	52,866	1.12
		1,451,393
Health care
Biotechnology
Genus plc	1,065	61,110	1.30
Regeneron Pharmaceuticals Incorporated	186	89,858	1.90
Health care equipment & supplies
West Pharmaceutical Services Incorporated	260	73,661	1.56
Health care providers & services
AmerisourceBergen Corporation	3,357	328,180	6.95
McKesson Corporation	496	86,264	1.83
Molina Healthcare Incorporated	414	88,050	1.87
Health care technology
Computer Programs & Systems Incorporated	1,785	47,909	1.02
Pharmaceuticals
Hikma Pharmaceuticals plc	3,129	107,743	2.28
Jazz Pharmaceuticals plc	293	48,360	1.02
Kyorin Company Limited	3,200	60,233	1.28
Recordati SpA	2,153	119,726	2.54
		1,111,094
Industrials
Aerospace & defense
Huntington Ingalls Industries Incorporated	480	81,830	1.73
Lockheed Martin Corporation	397	140,927	2.99
Industrial conglomerates
DCC plc	1,890	133,829	2.84
Professional services
Adecco SA	1,957	130,343	2.76
Robert Half International Incorporated	1,669	104,279	2.21
Road & rail
AMERCO	200	90,792	1.92
J.B. Hunt Transport Services Incorporated	2,267	309,786	6.56
Knight-Swift Transportation Holdings Incorporated	3,323	138,968	2.94
Nippon Express Company Limited	4,000	269,067	5.70
Old Dominion Freight Line Incorporated	1,339	261,346	5.54
Transportation infrastructure
Kamigumi Company Limited	19,100	348,926	7.39
		2,010,093
Information technology
Electronic equipment, instruments & components
Arrow Electronics Incorporated	3,093	300,949	6.38
Venture Corporation Limited	16,900	248,334	5.26
The accompanying notes are an integral part of these consolidated financial statements.

Wells Fargo Alternative Risk Premia Fund  |  11

Consolidated portfolio of investments—December 31, 2020 (unaudited)
Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
IT services
Booz Allen Hamilton Holding Corporation	1,647	$ 143,585	3.04%
Broadridge Financial Solutions Incorporated	556	85,179	1.81
Itochu Techno-Solutions Corporation	4,800	171,398	3.63
Leidos Holdings Incorporated	740	77,789	1.65
Otsuka Corporation	2,400	126,593	2.68
Software
CDK Global Incorporated	1,782	92,361	1.96
NortonLifeLock Incorporated	5,388	111,963	2.37
TIS Incorporated	4,400	90,198	1.91
		1,448,349
Materials
Chemicals
Johnson Matthey plc	2,431	80,617	1.71
Tosoh Corporation	9,500	148,430	3.15
Construction materials
Taiheiyo Cement Corporation	5,000	125,245	2.65
Metals & mining
EVRAZ plc	13,381	86,296	1.83
		440,588
Real estate
Equity REITs
Canadian Apartment Properties	1,800	70,691	1.50
Covivio	665	61,214	1.30
Extra Space Storage Incorporated	1,276	147,837	3.13
Iron Mountain Incorporated	1,837	54,155	1.15
Mapletree Logistics Trust	57,000	86,690	1.84
Northview Apartment REIT	2,300	65,464	1.39
Public Storage Incorporated	311	71,819	1.52
Smart REIT	10,300	186,758	3.96
Real estate management & development
Kerry Properties Limited	95,500	241,939	5.13
		986,567
Utilities
Electric utilities
Kyushu Electric Power Company Incorporated	16,700	144,068	3.05
NRG Energy Incorporated	5,780	217,039	4.60
Tohoku Electric Power Company Incorporated	7,600	62,724	1.33
Gas utilities
Enagás SA	4,086	89,675	1.90
		513,506

Dividend yield
Preferred stocks
Materials
Chemicals
Fuchs Petrolub SE	2.07%	3,291	$ 185,686	3.93%
The accompanying notes are an integral part of these consolidated financial statements.

12  |  Wells Fargo Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2020 (unaudited)
Reference asset	Shares	Value	% of swapbasket value
Short positions
Common stocks
Communication services
Diversified telecommunication services
Singapore Telecommunications Limited	(123,400)	$ (215,689)	(4.57)%
Entertainment
The Walt Disney Company	(2,109)	(382,109)	(8.10)
Media
Liberty Broadband Corporation Class C	(356)	(56,380)	(1.19)
		(654,178)
Consumer discretionary
Automobiles
Nissan Motor Company Limited	(36,900)	(200,013)	(4.24)
Volkswagen AG	(698)	(145,535)	(3.08)
Hotels, restaurants & leisure
Whitbread plc	(2,433)	(103,141)	(2.19)
Household durables
Sony Corporation	(1,200)	(120,922)	(2.56)
Internet & direct marketing retail
Rakuten Incorporated	(6,900)	(66,398)	(1.41)
Rocket Internet SE	(2,930)	(77,030)	(1.63)
Specialty retail
Fast Retailing Company Limited	(100)	(89,668)	(1.90)
Ross Stores Incorporated	(529)	(64,966)	(1.38)
TJX Companies Incorporated	(716)	(48,896)	(1.04)
		(916,569)
Consumer staples
Food & staples retailing
Lawson Products Incorporated	(1,800)	(83,765)	(1.78)
Food products
Danone SA	(1,813)	(119,070)	(2.52)
		(202,835)
Energy
Oil, gas & consumable fuels
Chevron Corporation	(1,177)	(99,398)	(2.11)
Eni SpA	(13,195)	(137,752)	(2.92)
Hess Corporation	(895)	(47,247)	(1.00)
Royal Dutch Shell PLC A Shares	(8,601)	(152,646)	(3.23)
Royal Dutch Shell PLC B Shares	(4,869)	(83,855)	(1.78)
Suncor Energy Incorporated	(4,000)	(67,091)	(1.42)
Woodside Petroleum Limited	(11,396)	(199,788)	(4.23)
		(787,777)
Financials
Banks
Bank of America Corporation	(2,310)	(70,016)	(1.48)
HSBC Holdings plc	(18,944)	(98,145)	(2.08)
JPMorgan Chase & Company	(1,284)	(163,158)	(3.46)
UniCredit SpA	(8,756)	(82,038)	(1.74)
Capital markets
Brookfield Asset Management Incorporated Class A	(4,300)	(177,756)	(3.77)
CME Group Incorporated	(546)	(99,399)	(2.11)
The accompanying notes are an integral part of these consolidated financial statements.

Wells Fargo Alternative Risk Premia Fund  |  13

Consolidated portfolio of investments—December 31, 2020 (unaudited)
Reference asset	Shares	Value	% of swapbasket value
Short positions (continued)
Capital markets (continued)
Industrivarden AB Series C	(4,912)	$ (158,767)	(3.36)%
London Stock Exchange Group PLC	(482)	(59,375)	(1.26)
Diversified financial services
Berkshire Hathaway Incorporated Class B	(574)	(133,093)	(2.82)
Onex Corporation	(2,200)	(126,272)	(2.68)
Insurance
Insurance Australia Group	(52,568)	(190,478)	(4.04)
Japan Post Holdings Company Limited	(39,700)	(309,229)	(6.55)
Loews Corporation	(6,125)	(275,748)	(5.84)
		(1,943,474)
Health care
Biotechnology
Alnylam Pharmaceuticals Incorporated	(468)	(60,826)	(1.29)
Argenx SE	(232)	(68,588)	(1.45)
Health care providers & services
Orpea SA	(373)	(49,008)	(1.04)
Life sciences tools & services
Illumina Incorporated	(217)	(80,290)	(1.70)
QIAGEN NV	(1,028)	(53,311)	(1.13)
Pharmaceuticals
Takeda Pharmaceutical Company Limited	(5,400)	(195,423)	(4.14)
		(507,446)
Industrials
Aerospace & defense
The Boeing Company	(250)	(53,515)	(1.13)
Construction & engineering
Vinci SA	(2,696)	(267,965)	(5.68)
Machinery
FANUC Corporation	(400)	(98,740)	(2.09)
SMC Corporation	(100)	(61,074)	(1.29)
Marine
AP Moller-Maersk AS	(37)	(76,434)	(1.62)
Professional services
Thomson Reuters Corporation	(1,700)	(139,136)	(2.95)
Road & rail
East Japan Railway Co	(4,900)	(326,905)	(6.93)
Uber Technologies Incorporated	(1,453)	(74,103)	(1.57)
		(1,097,872)
Information technology
Electronic equipment, instruments & components
Horiba Limited	(1,000)	(58,735)	(1.24)
Keyence Corporation	(200)	(112,503)	(2.38)
Kyocera Corporation	(5,400)	(331,443)	(7.02)
IT services
Fidelity National Information Service	(1,110)	(157,021)	(3.33)
Fiserv Incorporated	(1,685)	(191,854)	(4.07)
Global Payments Incorporated	(501)	(107,925)	(2.29)
Okta Incorporated	(271)	(68,904)	(1.46)
Shopify Incorporated Class A	(100)	(112,917)	(2.39)
Twilio Incorporated Class A	(141)	(47,729)	(1.01)
The accompanying notes are an integral part of these consolidated financial statements.

14  |  Wells Fargo Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2020 (unaudited)
Reference asset	Shares	Value	% of swapbasket value
Short positions (continued)
Software
Guidewire Software Incorporated	(457)	$ (58,830)	(1.25)%
salesforce.com Incorporated	(319)	(70,987)	(1.50)
Splunk Incorporated	(395)	(67,107)	(1.42)
Technology hardware, storage & peripherals
Canon Incorporated	(8,600)	(166,604)	(3.53)
		(1,552,559)
Materials
Chemicals
BASF SE	(993)	(78,489)	(1.66)
Metals & mining
Franco-Nevada Corporation	(500)	(62,691)	(1.33)
Ivanhoe Mines Limited Class A	(8,800)	(47,426)	(1.01)
Nippon Steel Corporation	(3,700)	(47,720)	(1.01)
		(236,326)
Real estate
Equity REITs
UDR Incorporated REIT	(3,288)	(126,358)	(2.68)
Real estate management & development
Hongkong Land Holdings Limited	(31,200)	(128,856)	(2.73)
Wharf Real Estate Investment Company Limited	(14,000)	(72,867)	(1.54)
		(328,081)
Utilities
Gas utilities
The Hong Kong and China Gas Company Limited	(65,000)	(97,092)	(2.06)
		(97,092)

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these consolidated financial statements.

Wells Fargo Alternative Risk Premia Fund  |  15

Consolidated statement of assets and liabilities—December 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $49,719,027)	$ 49,717,898
Investments in affiliated securites, at value (cost $15,179,599)	15,179,599
Cash	34,100
Segregated cash for futures contracts	7,878,909
Unrealized gains on forward foreign currency contracts	716,030
Unrealized gains on swap contracts	71,339
Receivable for daily variation margin on open futures contracts	24,706
Receivable for Fund shares sold	3,044
Receivable for dividends	352
Prepaid expenses and other assets	39,713
Total assets	73,665,690
Liabilities
Unrealized losses on forward foreign currency contracts	816,026
Payable for investments purchased	34,100
Management fee payable	10,227
Trustees’ fees and expenses payable	4,591
Administration fees payable	2,006
Accrued expenses and other liabilities	31,619
Total liabilities	898,569
Total net assets	$ 72,767,121
Net assets consist of
Paid-in capital	$ 88,036,223
Total distributable loss	(15,269,102)
Total net assets	$ 72,767,121
Computation of net asset value per share
Net assets – Class R6	$ 72,747,388
Shares outstanding – Class R6[1]	9,206,156
Net asset value per share – Class R6	$7.90
Net assets – Institutional Class	$ 19,733
Shares outstanding – Institutional Class[1]	2,500
Net asset value per share – Institutional Class	$7.89
[1]	The Fund has an unlimited number of authorized shares
The accompanying notes are an integral part of these consolidated financial statements.

16  |  Wells Fargo Alternative Risk Premia Fund

Consolidated statement of operations— six months ended December 31, 2020 (unaudited)

Investment income
Interest	$ 30,021
Income from affiliated securities	6,218
Total investment income	36,239
Expenses
Management fee	249,311
Administration fees
Class R6	12,462
Institutional Class	13
Custody and accounting fees	33,419
Professional fees	51,279
Registration fees	30,288
Shareholder report expenses	13,045
Trustees’ fees and expenses	10,883
Other fees and expenses	21,630
Total expenses	422,330
Less: Fee waivers and/or expense reimbursements
Fund-level	(164,700)
Net expenses	257,630
Net investment loss	(221,391)
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(12,541)
Futures contracts	(189,980)
Forward foreign currency contracts	(59,593)
Swap contracts	(2,346,382)
Net realized losses on investments	(2,608,496)
Net change in unrealized gains (losses) on
Unaffiliated securities	(31,199)
Futures contracts	1,230,797
Forward foreign currency contracts	423,608
Swap contracts	(87,906)
Net change in unrealized gains (losses) on investments	1,535,300
Net realized and unrealized gains (losses) on investments	(1,073,196)
Net decrease in net assets resulting from operations	$(1,294,587)
The accompanying notes are an integral part of these consolidated financial statements.

Wells Fargo Alternative Risk Premia Fund  |  17

Consolidated statement of changes in net assets

	Six months ended December 31, 2020 (unaudited)		Year ended June 30, 2020
Operations
Net investment income (loss)		$ (221,391)		$ 907,712
Net realized losses on investments		(2,608,496)		(16,733,363)
Net change in unrealized gains (losses) on investments		1,535,300		(966,567)
Net decrease in net assets resulting from operations		(1,294,587)		(16,792,218)
Distributions to shareholders from
Net investment income and net realized gains
Class R6		0		(1,035,896)
Institutional Class		0		(233)
Total distributions to shareholders		0		(1,036,129)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class R6	4,286,396	34,391,619	8,031,702	77,333,419
Reinvestment of distributions
Class R6	0	0	64,136	622,954
Payment for shares redeemed
Class R6	(3,279,313)	(26,115,009)	(3,894,265)	(33,323,865)
Net increase in net assets resulting from capital share transactions		8,276,610		44,632,508
Total increase in net assets		6,982,023		26,804,161
Net assets
Beginning of period		65,785,098		38,980,937
End of period		$ 72,767,121		$ 65,785,098
The accompanying notes are an integral part of these consolidated financial statements.

18  |  Wells Fargo Alternative Risk Premia Fund

Consolidated financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Class R6	Six months ended December 31, 2020 (unaudited)	2020	2019 [1]
Net asset value, beginning of period	$8.02	$9.75	$10.00
Net investment income (loss)	(0.02) [2]	0.10	0.07
Net realized and unrealized gains (losses) on investments	(0.10)	(1.73)	(0.32)
Total from investment operations	(0.12)	(1.63)	(0.25)
Distributions to shareholders from
Net investment income	0.00	(0.03)	0.00
Net realized gains	0.00	(0.07)	0.00
Total distributions to shareholders	0.00	(0.10)	0.00
Net asset value, end of period	$7.90	$8.02	$9.75
Total return[3]	(1.50)%	(16.78)%	(2.50)%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.04%	1.56%
Net expenses	0.62%	0.62%	0.62%
Net investment income (loss)	(0.51)%	1.03%	1.78%
Supplemental data
Portfolio turnover rate	0%	0%	0%
Net assets, end of period (000s omitted)	$72,747	$65,765	$38,957

[1]	For the period from January 29, 2019 (commencement of class operations) to June 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.

Wells Fargo Alternative Risk Premia Fund  |  19

Consolidated financial highlights
(For a share outstanding throughout each period)
		Year ended June 30
Institutional Class	Six months ended December 31, 2020 (unaudited)	2020	2019 [1]
Net asset value, beginning of period	$8.02	$9.74	$10.00
Net investment income (loss)	(0.02)	0.09	0.07
Net realized and unrealized gains (losses) on investments	(0.11)	(1.72)	(0.33)
Total from investment operations	(0.13)	(1.63)	(0.26)
Distributions to shareholders from
Net investment income	0.00	(0.02)	0.00
Net realized gains	0.00	(0.07)	0.00
Total distributions to shareholders	0.00	(0.09)	0.00
Net asset value, end of period	$7.89	$8.02	$9.74
Total return[2]	(1.62)%	(16.87)%	(2.60)%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.15%	1.68%
Net expenses	0.72%	0.72%	0.72%
Net investment income (loss)	(0.59)%	0.95%	1.69%
Supplemental data
Portfolio turnover rate	0%	0%	0%
Net assets, end of period (000s omitted)	$20	$20	$24

[1]	For the period from January 29, 2019 (commencement of class operations) to June 30, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.

20  |  Wells Fargo Alternative Risk Premia Fund

Consolidated notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Alternative Risk Premia Fund (the “Fund”) which is a diversified series of the Trust.
2. INVESTMENT IN SUBSIDIARY
The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of December 31, 2020, the Subsidiary primarily had $6,130 in variation margin receivable related to open futures contracts representing 0.09% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of December 31, 2020, the Fund held $6,706,110 in the Subsidiary, representing 9.22% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
3. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Wells Fargo Alternative Risk Premia Fund  |  21

Consolidated notes to financial statements (unaudited)
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated Statement of Operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the OTC market (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into OTC swaps. For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

22  |  Wells Fargo Alternative Risk Premia Fund

Consolidated notes to financial statements (unaudited)
Total return basket swaps
The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk associated with the reference securities in the basket.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2020, the aggregate cost of all investments for federal income tax purposes was $64,312,529 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$2,124,225
Gross unrealized losses	(646,153)
Net unrealized gains	$1,478,072

Wells Fargo Alternative Risk Premia Fund  |  23

Consolidated notes to financial statements (unaudited)
As of June 30, 2020, the Fund had capital loss carryforwards which consisted of $2,479,978 in short-term capital losses and $112,066 in long-term capital losses.
As of June 30, 2020, the Fund had a qualified late-year ordinary loss of $11,325,293 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
4. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inpouts (level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$ 15,179,599	$ 0	$0	$ 15,179,599
U.S. Treasury securities	49,717,898	0	0	49,717,898
	64,897,497	0	0	64,897,497
Futures contracts	1,335,880	0	0	1,335,880
Forward foreign currency contracts	0	716,030	0	716,030
Swap contracts	0	71,339	0	71,339
Total assets	$66,233,377	$787,369	$0	$67,020,746
Liabilities
Futures contracts	$ 414,119	$ 0	$0	$ 414,119
Forward foreign currency contracts	0	816,026	0	816,026
Total liabilities	$ 414,119	$816,026	$0	$ 1,230,145
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Consolidated Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
For the six months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

24  |  Wells Fargo Alternative Risk Premia Fund

Consolidated notes to financial statements (unaudited)
5. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.575
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended December 31, 2020, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Funds Management a fee for its services.
Funds Management has retained the services of certain subavisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”) and Wells Fargo Asset Management (International) Limited (“WFAM(I) Ltd”), each an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, serve as subadvisers to the Fund. WellsCap receives a subadvisory fee at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase. WFAM(I) Ltd receives a subadvisory fee for its asset allocation services at an annual rate of 0.10% of the Fund’s average daily net assets and a fee for portfolio management services on the assets it co-manages with WellsCap at an annual rate starting at 0.15% and declining to 0.075%.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class R6	0.03%
Institutional Class	0.13
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through October 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.62% for Class R6 shares and 0.72% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Wells Fargo Alternative Risk Premia Fund  |  25

Consolidated notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
6. INVESTMENT PORTFOLIO TRANSACTIONS
For the six months ended December 31, 2020, the Fund did not have any purchases and sales of securities, excluding any short-term securities.
7. DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2020, the Fund entered into futures contracts, forward foreign currency contracts, and swap contracts to gain market exposure as a substitute for taking a position in the underlying security or basket of securities aiming to achieve Fund's risk return objective.
The volume of the Fund's derivative activity during the six months ended December 31, 2020 was as follows:
Futures contracts
Average notional balance on long futures	$120,041,485
Average notional balance on short futures	73,346,780
Forward foreign currency contracts
Average contract amounts to buy	$ 99,818,422
Average contract amounts to sell	76,865,265
Swap contracts
Average notional balance	$ $8,009,073
The Fund's swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of December 31, 2020 by risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Consolidated Statement of Assets and Liabilities location	Fair value	Consolidated Statement of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 55,293*	Unrealized losses on futures contracts	$ 77,271*
Commodity risk	Unrealized gains on futures contracts	1,165,892*	Unrealized losses on futures contracts	314,755*
Equity risk	Unrealized gains on futures contracts	114,695*	Unrealized losses on futures contracts	22,093*
	Unrealized gains on swaps contracts	71,339*	Unrealized losses on swaps contracts	0*
Foreign currency risk	Unrealized gains on forward foreign currency contracts	716,030*	Unrealized losses on forward foreign currency contracts	816,026*
		$2,123,249		$1,230,145
* Amount represents the cumulative unrealized gains (losses) as reported in the tables following the Consolidated Portfolio of Investments. For futures contracts, only the current day's variation margin as of December 31, 2020 is reported separately on the Consolidated Statement of Assets and Liabilities.

26  |  Wells Fargo Alternative Risk Premia Fund

Consolidated notes to financial statements (unaudited)
The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended December 31, 2020 was as follows for the Fund:
	Amount of realized gains (losses) on derivatives
	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate risk	$(1,167,590)	$ 0	$ 0	$ (1,167,590)
Commodity risk	827,555	0	0	827,555
Equity risk	150,055	0	(2,346,382)	(2,196,327)
Foreign currency risk	0	(59,593)	0	(59,593)
	$ (189,980)	$(59,593)	$(2,346,382)	$(2,595,955)

	Change in unrealized gains (losses) on derivatives
	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate risk	$ 241,290	$ 0	$ 0	$ 241,290
Commodity risk	976,179	0	0	976,179
Equity risk	13,328	0	(87,906)	(74,578)
Foreign currency risk	0	423,608	0	423,608
	$1,230,797	$423,608	$(87,906)	$1,566,499
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Consolidated Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Goldman Sachs International	$787,369	$(787,369)	$0	$0

Wells Fargo Alternative Risk Premia Fund  |  27

Consolidated notes to financial statements (unaudited)
Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Goldman Sachs International	$816,026	$(787,369)	$(28,657)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
8. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended December 31, 2020, there were no borrowings by the Fund under the agreement.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
11. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement(s). The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
12. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business

28  |  Wells Fargo Alternative Risk Premia Fund

Consolidated notes to financial statements (unaudited)
disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Alternative Risk Premia Fund  |  29

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30  |  Wells Fargo Alternative Risk Premia Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Alternative Risk Premia Fund  |  31

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

32  |  Wells Fargo Alternative Risk Premia Fund

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  Jeremy DePalma acts as Treasurer of 77 funds in the Fund Complex.
2  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Alternative Risk Premia Fund  |  33

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0121-00271 02-21
SA295/SAR295 12-20

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT

        INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND

        AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date: February 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date: February 25, 2021

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: February 25, 2021

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: February 25, 2021